 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 27, 2005


                                                     REGISTRATION NO. 333-11131
                                                                       811-5338

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                               ----------------

                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [_]

                         PRE-EFFECTIVE AMENDMENT NO.                        [_]


                        POST-EFFECTIVE AMENDMENT NO. 12                     [X]


                                       AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]


                               AMENDMENT NO. 29                             [X]


                        THE NEW ENGLAND VARIABLE ACCOUNT

                           (EXACT NAME OF REGISTRANT)

                       METROPOLITAN LIFE INSURANCE COMPANY

                               (NAME OF DEPOSITOR)


                 200 PARK AVENUE, NEW YORK, NEW YORK 10166
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)


                 DEPOSITOR'S TELEPHONE NUMBER: (212) 578-5364

NAME AND ADDRESS OF AGENT FOR SERVICE:    COPY TO:


James L. Lipscomb, Esq.                   Stephen E. Roth, Esquire
Metropolitan Life Insurance Company       Mary E. Thornton, Esquire
200 Park Avenue                           Sutherland Asbill & Brennan LLP
New York, NY 10166                        1275 Pennsylvania Avenue, N.W.
                                          Washington, D.C. 20004-2415



It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b) of Rule 485


  [X] on May 1, 2005 pursuant to paragraph (b) of Rule 485


  [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

  [_] on (date) pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Individual Variable Annuity Contracts.

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


This registration statement incorporates by reference the supplements dated May 1, 2004 to the prospectus dated April 30, 1999 for the contracts, as filed in Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 333-11131) on April 29, 2004.


This registration statement incorporates by reference the supplements dated May 1, 2003 to the prospectus dated April 30, 1999 for the contracts, as filed in Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-11131) on April 25, 2003.

This registration statement incorporates by reference the supplements dated May 1, 2002 to the prospectus dated April 30, 1999 for the contracts, as filed in Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 333-11131) on April 30, 2002.

This registration statement incorporates by reference the supplements dated May 1, 2001 to the prospectus dated April 30, 1999 for the contracts, as filed in Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File No. 333-11131) on April 26, 2001.

This registration statement incorporates by reference the prospectus dated May 1, 2000, the supplement dated May 1, 2000 to the prospectus dated April 30, 1999, the supplement dated May 1, 2000 to the prospectus dated May 1, 2000 for the contracts, each as filed in Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-11131) filed on April 27, 2000.

This registration statement incorporates by reference the prospectus dated April 30, 1999 for the contracts as filed in Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-11131) filed on April 26, 1999.

                              ZENITH ACCUMULATOR

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                                   ISSUED BY
                      METROPOLITAN LIFE INSURANCE COMPANY

                         Supplement dated May 1, 2005
       to the Prospectus dated April 30, 1999 as annually supplemented.

   The Puerto Rico Internal Revenue Code of 1994, as amended (the "PR Code") provides the following tax treatment for Zenith Accumulator Individual Variable Annuity Contracts ("the Contracts") issued to Contract Owners in the Commonwealth of Puerto Rico. The Contracts will not be offered in Puerto Rico as individual retirement annuities ("IRAs").

1. GENERAL TAX TREATMENT OF ANNUITIES

   For Puerto Rico tax purposes, amounts received as an annuity under an annuity contract are defined as amounts (determined based on a computation with reference to life expectancy and mortality tables) received in periodical installments and payable over a period longer than one year from the annuity starting date.

   Annuity payments generally have two elements: a part that constitutes a return of the annuity's cost (return of capital) and a part that constitutes income.

   From each annuity payment received, taxpayers must include in their gross income for income tax purposes the lower of (a) the annuity payments received during the taxable year, or (b) 3% of the aggregate premiums or consideration paid for the annuity divided by 12 and multiplied by the number of months in respect to which the installment is paid. The excess over the 3% is excluded from gross income until the aggregate premiums or consideration is recovered.

   Once the annuity's cost has been fully recovered, all of the annuity payment constitutes taxable income. There is no penalty tax on early distributions from annuity contracts.

   No gain or loss has to be generally recognized when certain insurance policies are exchanged for other insurance policies. These tax free exchanges include a life insurance contract for another or for an endowment or annuity contract (or a combination thereof). The total amount received, within the same taxable year, from a variable annuity contract issued by an eligible insurance company, may be taxed as a long-term capital gain at the rate of 20%.

2. A VARIABLE ANNUITY CONTRACT UNDER NONQUALIFIED PLANS

   A variable annuity contract may be purchased by an employer for an employee under a nonqualified stock bonus, pension, profit sharing or annuity plan. The employer may purchase the variable annuity contract and transfer it to a trust created under the terms of the nonqualified plan or can make contributions to the nonqualified trust in order to provide [a] variable annuity contract[s] for his employees.

   The purchase payments paid or the employer's contributions made to a trust under a plan during a taxable year of the employer which ends within or with a taxable year of the trust, shall be included in the gross income of the employee, if his beneficial interest in the employer's contributions is nonforfeitable at the time the contribution is made. An employee's beneficial interest in the contributions is nonforfeitable if there is no contingency under the plan which may cause the employee to lose his rights in the contribution.

VA-999-04

   When the contributions are included in the employee's gross income, they are considered part of the consideration paid by him for the annuity. The amounts contributed by the employer constitute consideration paid by the employee which is taken into account for purposes of determining the taxable amount of each annuity payment received.

   The contributions paid by the employer to or under the nonqualified plan for providing retirement benefits to the employees under an annuity or insurance contract are deductible in the taxable year when paid if the employee's rights to or derived from such employer's contribution are nonforfeitable at the time the contribution is made.

   If an amount is paid on behalf of the employee during the taxable year but the rights of the employee therein are forfeitable at the time the amount is paid, no employer deduction is allowable for such amount for any taxable year.

   A nonqualified plan may not be subject to certain rules which apply to a qualified plan such as rules regarding participation, vesting and funding. Thus, nonqualified annuity plans may be used by an employer to provide additional benefits to key employees.

   Since a nonqualified trust is not tax-exempt, the trust itself will be taxable on the income of the trust assets.

3. A VARIABLE ANNUITY CONTRACT UNDER A QUALIFIED PLAN

   A variable annuity contract may be purchased by an employer for an employee under a qualified pension, profit-sharing, stock bonus, annuity, or a cash or deferred arrangement ("CODA") plan established pursuant to Section 1165 of the PR Code. The employer has two alternatives: (1) purchase the annuity contract and transfer the same to the trust under the plan, or (2) make contributions to a trust under a qualified plan for the purpose of providing an annuity contract for an employee.

   Qualified plans must comply with the requirements of Section 1165(a) of the PR Code which include, among others, certain participation requirements.

   The trust created under the qualified plan is exempt from tax on its investment income.

a. Contributions

   The employer is entitled, in determining its net taxable income, to claim a current income tax deduction for contributions made to the trust created under the terms of a qualified plan. However, statutory limitations on the deductibility of contributions made to the trust under a qualified plan limit the amount of funds that may be contributed each year.

b. Distributions

   The amount paid by the employer towards the purchase of the variable annuity contract or contributed to the trust for providing variable annuity contracts for the employees is not required to be included in the income of the employee. However, any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available.

   In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the variable annuity contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan shall be included in their entirety in the employee's gross income.

   Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service between September 22, 2004 and December 31, 2005 will be taxed at a 10% capital gain tax rate applicable to property located in Puerto Rico if the recipient of the distribution is 55 years old or older at the time of the distribution. If the recipient of the distribution has an age which is less than 55 years old at the time of the distribution, the applicable tax rate is 20%. During a window period that runs from July 1, 2004 until June 30, 2005, the above described tax rates may generally be decreased to 5% and 10%, respectively, if the gain attributable to the distribution is reinvested in Eligible Puerto Rico property for a one year period commencing no later than 60 days after the date of the distribution.

   After December 31, 2005, an average of 10% of the contributions to the Puerto Rico qualified retirement plan must be invested in "property located in Puerto Rico" for a three year period for a lump sum distribution due to separation from service to be eligible for the 10% tax rate in the case of an individual who is 55 years old or older. If the 10% investment requirement is not satisfied, the distribution will generally be subject to the 20% tax rate. The three year period includes the year of the distribution and the two immediately preceding years. Property located in Puerto Rico generally includes Shares of stock of a Puerto Rico corporation, bonds, notes and other evidence of indebtedness issued by the Commonwealth of Puerto Rico or the instrumentalities thereof.

   The PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

c. Rollover

   Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the total distribution is contributed to another qualified retirement plan or traditional individual retirement account ("IRA") for the employee's benefit no later than sixty (60) days after the distribution.

4. A VARIABLE ANNUITY CONTRACT UNDER A KEOGH PLAN

   A variable annuity contract may be purchased for purposes of funding a self employed retirement plan under Section 1165(f) of the PR Code. This plan is commonly known as a Keogh plan or an HR 10 plan.

   This plan permits self-employed individuals and owner-employees to adopt pension plans, profit sharing plans or annuity plans for themselves and their employees. A self-employed individual is any individual who carries on a trade or business as a sole proprietor, an independent contractor or anyone who is in business for himself or herself.

   An owner-employee is any individual who owns all of an unincorporated business. In the case of a corporation of individuals or a special partnership under Subchapter K of the PR Code, an owner-employee is a shareholder or a partner owning more than 10% of the interest in capital or profits.

   Similar to a qualified plan, the variable annuity contract may be purchased and be transferred to a trust, or contributions may be made to the trust for the purpose of providing an annuity contract for the trust beneficiaries.

a. Contributions

   A tax deduction may be claimed for contributions made to the plan. As in other qualified plans, contributions to the plan are subject to certain statutory limits. The limit on the deduction depends on the type of plan selected.

   Such contributions and the income generated from them are not taxable to the owner-employee, his employees or to the self-employed individual until the funds are distributed or made available to them.

   The investment income generated from the contributions made to the plan which are held in a qualified trust is tax exempt to the trust.

b. Distributions

   Distributions made under a qualified self-employed retirement plan will be subject to the rules described under 3(b) and (c) above.

                              ZENITH ACCUMULATOR

                     Individual Variable Annuity Contracts
                                   Issued By
                      Metropolitan Life Insurance Company
                              One Madison Avenue
                           New York, New York 10010

                              Designated Office:
                         Annuity Administrative Office
                                P.O. Box 14594
                           Des Moines, IA 50306-3594


                         SUPPLEMENT DATED MAY 1, 2005

      TO THE PROSPECTUS DATED APRIL 30, 1999 (AS ANNUALLY SUPPLEMENTED).


   This supplement updates certain information in the prospectus dated April 30, 1999 (as annually supplemented), describing individual flexible and single purchase payment variable annuity contracts (the "Contracts") funded by The New England Variable Account (the "Variable Account"). You should read and retain this supplement. Certain additional information about the Contracts is contained in a Statement of Additional Information ("SAI") dated May 1, 2005, as it may be supplemented from time to time, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A complete prospectus dated April 30, 1999, and any previous supplements, as well as the Statement of Additional Information, may be obtained free of charge by writing to New England Securities Corporation at 501 Boylston Street, Boston, Massachusetts 02116 or telephoning 1-800-356-5015.


   NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   THE SEC MAINTAINS A WEBSITE THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.

   THE ELIGIBLE FUND PROSPECTUSES ARE ATTACHED. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

   WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                                  HIGHLIGHTS

NON-NATURAL PERSONS AS OWNERS

   If the Owner of a non-qualified annuity Contract is not a natural person (e.g., a corporation, partnership or certain trusts) gains under the Contract are generally not eligible for tax deferral.

STATE VARIATIONS

   Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this supplement. This supplement updates certain information in the prospectus. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.

                                 EXPENSE TABLE

   The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

       Sales Charge Imposed on Purchase Payments................................           None
       Contingent Deferred Sales Charge (as a percentage of Contract Value)      6.5% declining annually--
                                                                                       See Note (1)
       Transfer Fee(2)..........................................................            $10

--------
NOTES:
(1)The Contingent Deferred Sales Charge is a declining percentage of contract value withdrawn, as follows:

                    IF WITHDRAWN DURING CONTRACT YEAR CHARGE
                    --------------------------------- ------
                                    1................  6.5%
                                    2................  6.0%
                                    3................  5.5%
                                    4................  5.0%
                                    5................  4.5%
                                    6................  4.0%
                                    7................  3.5%
                                    8................  3.0%
                                    9................  2.0%
                                   10................  1.0%
                                   11................    0%

(2)Currently, we do not charge this fee. We reserve the right to impose a charge of $10 on each transfer in excess of four per year.

   The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.

ANNUAL CONTRACT FEE

                      Administration Contract Charge(1)..... $30

VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net assets in the sub-accounts)

                                                                       AMERICAN FUNDS
                                                                       GROWTH-INCOME
                                                                        SUB-ACCOUNT,
                                                                       AMERICAN FUNDS
                                                                    GROWTH SUB-ACCOUNT,
                                                                     AND AMERICAN FUNDS         ALL
                                                                        GLOBAL SMALL           OTHER
                                                                 CAPITALIZATION SUB-ACCOUNT SUB-ACCOUNTS
                                                                 -------------------------- ------------
       Mortality and Expense Risk Charge........................           1.20%                .95%
                                                                           -----               -----
       Administration Asset Charge..............................            .40%                .40%
                                                                           =====               =====
              Total Variable Account Annual Expenses............           1.60%               1.35%
                                                                           -----               -----

--------
NOTE:
(1)The Administration Contract Charge is not imposed after annuitization.

   The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.

RANGE OF ELIGIBLE FUND OPERATING EXPENSES (as a percentage of average net assets)


                                                                                           MINIMUM MAXIMUM
                                                                                           ------- -------
Total Annual Eligible Fund Operating Expenses
(expenses that are deducted from Eligible Fund assets, including management fees,
  distribution (12b-1) fees, and other expenses)..........................................   .30%   1.40%

                                                                                           MINIMUM MAXIMUM
                                                                                           ------- -------
Net Total Annual Eligible Fund Operating Expenses(1)
(expenses that are deducted from Eligible Fund assets, including management fees, distribution (12b-1) fees, and other expenses after any applicable contractual waiver or
  reimbursement arrangement)..............................................................   .29%   1.40%

--------
NOTE:


 (1)The range of Net Total Annual Eligible Fund Operating Expenses takes into account contractual arrangements for certain Eligible Funds that require the investment adviser to reimburse or waive Eligible Fund operating expenses until April 30, 2006, as described in more detail below.

   The following table shows the annual operating expenses for each Eligible Fund for the year ended December 31, 2004, before and after any applicable contractual expense subsidy or expense deferral arrangement (anticipated expenses for 2005 for the MetLife Conservative Allocation, the MetLife Conservative to Moderate Allocation, the MetLife Moderate Allocation, the MetLife Moderate to Aggressive Allocation, and the MetLife Aggressive Allocation Portfolios):


ANNUAL ELIGIBLE FUND OPERATING EXPENSES (as a percentage of average net assets)(1)



                                                                                                      NET TOTAL
                                                                                                       ANNUAL
                                                                                                      PORTFOLIO
                                                                                                      EXPENSES
                                                                                                      INCLUDING
                                                                            CONTRACTUAL  NET TOTAL    ESTIMATED
                                             12B-1              GROSS TOTAL   EXPENSE   CONTRACTUAL  EXPENSES OF
                               MANAGEMENT DISTRIBUTION  OTHER     ANNUAL    SUBSIDY OR    ANNUAL     UNDERLYING
                                  FEES      FEES(2)    EXPENSES  EXPENSES    DEFERRAL   EXPENSES(3) PORTFOLIOS(3)
                               ---------- ------------ -------- ----------- ----------- ----------- -------------
METROPOLITAN SERIES FUND, INC.
  ("METROPOLITAN FUND")(4)
BlackRock Money Market
  Portfolio(5)................    .35%          0%       .07%       .42%       .01%         .41%
Salomon Brothers U.S.
  Government Portfolio........    .55%          0%       .09%       .64%         0%         .64%
BlackRock Bond Income
  Portfolio(5)................    .40%          0%       .06%       .46%         0%         .46%
Lehman Brothers(R) Aggregate
  Bond Index Portfolio(5).....    .25%        .25%       .07%       .57%       .01%         .56%
Salomon Brothers Strategic
  Bond Opportunities
  Portfolio...................    .65%          0%       .12%       .77%         0%         .77%
BlackRock Diversified
  Portfolio...................    .44%        .25%       .06%       .75%         0%         .75%
MFS Total Return Portfolio
  Class A(8)..................    .50%          0%       .14%       .64%         0%         .64%
MFS Total Return Portfolio
  Class E(8)..................    .50%        .15%       .14%       .79%         0%         .79%
BlackRock Large Cap Value
  Portfolio(5)................    .70%        .15%       .23%      1.08%         0%        1.08%
Davis Venture Value
  Portfolio...................    .72%         .0%       .06%       .78%         0%         .78%
FI Value Leaders Portfolio....    .66%         .0%       .08%       .74%         0%         .74%
Harris Oakmark Large Cap
  Value Portfolio.............    .73%        .15%       .06%       .94%         0%         .94%
Harris Oakmark Focused Value
  Portfolio...................    .73%         .0%       .05%       .78%         0%         .78%
Neuberger Berman Mid Cap
  Value Portfolio.............    .68%        .25%       .08%      1.01%         0%        1.01%
BlackRock Investment Trust
  Portfolio...................    .49%        .25%       .05%       .79%         0%         .79%
MetLife Stock Index Portfolio
  Class A(5)(10)..............    .25%          0%       .05%       .30%       .01%         .29%
MetLife Stock Index Portfolio
  Class B(5)(11)..............    .25%        .25%       .05%       .55%       .01%         .54%
MFS Investors Trust
  Portfolio(5)................    .75%          0%       .22%       .97%        .0%         .97%


                                                                                                     NET TOTAL
                                                                                                      ANNUAL
                                                                                                     PORTFOLIO
                                                                                                     EXPENSES
                                                                                                     INCLUDING
                                                                           CONTRACTUAL  NET TOTAL    ESTIMATED
                                            12B-1              GROSS TOTAL   EXPENSE   CONTRACTUAL  EXPENSES OF
                              MANAGEMENT DISTRIBUTION  OTHER     ANNUAL    SUBSIDY OR    ANNUAL     UNDERLYING
                                 FEES      FEES(2)    EXPENSES  EXPENSES    DEFERRAL   EXPENSES(3) PORTFOLIOS(3)
                              ---------- ------------ -------- ----------- ----------- ----------- -------------
BlackRock Strategic Value
  Portfolio..................    .83%          0%       .06%       .89%         0%         .89%
FI Mid Cap Opportunities
  Portfolio..................    .68%        .25%       .07%      1.00%         0%        1.00%
MetLife Mid Cap Stock Index
  Portfolio(5)...............    .25%        .25%       .10%       .60%       .01%         .59%
FI International Stock
  Portfolio..................    .86%          0%       .22%      1.08%         0%        1.08%
Morgan Stanley EAFE(R) Index
  Portfolio(5)...............    .30%        .25%       .29%       .84%       .01%         .83%
Oppenheimer Global Equity
  Portfolio(5)...............    .62%        .25%       .19%      1.06%         0%        1.06%
BlackRock Legacy Large Cap
  Growth Portfolio...........    .74%          0%       .06%       .80%         0%         .80%
Jennison Growth Portfolio....    .65%          0%       .06%       .71%         0%         .71%
T. Rowe Price Large Cap
  Growth Portfolio(5)........    .62%        .25%       .12%       .99%         0%         .99%
Loomis Sayles Small Cap
  Portfolio(5)...............    .90%          0%       .08%       .98%       .05%         .93%
Russell 2000(R) Index
  Portfolio(5)...............    .25%        .25%       .12%       .62%       .01%         .61%
BlackRock Aggressive Growth
  Portfolio..................    .73%        .25%       .06%      1.04%         0%        1.04%
Franklin Templeton Small Cap
  Growth Portfolio(5)........    .90%        .25%       .25%      1.40%         0%        1.40%
T. Rowe Price Small Cap
  Growth Portfolio...........    .52%        .25%       .08%       .85%         0%         .85%
Zenith Equity Portfolio(9)...      0%          0%       .01%       .01%         0%         .01%        .74%
MET INVESTORS SERIES TRUST(4)
PIMCO Total Return
  Portfolio..................    .50%        .25%       .06%       .81%         0%         .81%
Lord Abbett Bond Debenture
  Portfolio..................    .52%        .25%       .06%       .83%         0%         .83%
Neuberger Berman Real Estate
  Portfolio(6)...............    .70%        .25%       .03%       .98%         0%         .98%
Met/AIM Mid Cap Core Equity
  Portfolio(6)(7)............    .73%        .25%       .10%      1.08%         0%        1.08%
Harris Oakmark International
  Portfolio(6)(7)............    .84%        .15%       .15%      1.14%         0%        1.14%
MFS Research International
  Portfolio(6)(7)............    .77%        .25%       .30%      1.32%       .07%        1.25%
Janus Aggressive Growth
  Portfolio(6)(7)............    .68%        .25%       .14%      1.07%         0%        1.07%
Oppenheimer Capital
  Appreciation
  Portfolio(6)(7)............    .60%        .25%       .10%       .95%        .0%         .95%


                                                                             CONTRACTUAL  NET TOTAL
                                              12B-1              GROSS TOTAL   EXPENSE   CONTRACTUAL
                                MANAGEMENT DISTRIBUTION  OTHER     ANNUAL    SUBSIDY OR    ANNUAL
                                   FEES      FEES(2)    EXPENSES  EXPENSES    DEFERRAL   EXPENSES(3)
                                ---------- ------------ -------- ----------- ----------- -----------
T. Rowe Price Mid-Cap Growth
  Portfolio(6)(7)..............    .75%        .25%       .16%      1.16%       .01%        1.15%
Met/AIM Small Cap Growth
  Portfolio(6)(7)..............    .90%        .25%       .14%      1.29%         0%        1.29%
RCM Global Technology
  Portfolio(6).................    .90%        .25%       .01%      1.16%         0%        1.16%
AMERICAN FUNDS INSURANCE
  SERIES(4)
American Funds Growth-
  Income Fund..................    .29%        .25%       .02%       .56%         0%         .56%
American Funds Growth
  Fund.........................    .35%        .25%       .01%       .61%         0%         .61%
American Funds Global Small
  Capitalization Fund..........    .77%        .25%       .04%      1.06%         0%        1.06%
VARIABLE INSURANCE PRODUCTS
  FUND(4)
VIP Equity-Income Portfolio
  (Initial Class)..............    .47%          0%       .11%       .58%         0%         .58%
VIP Overseas Portfolio
  (Initial Class)..............    .72%          0%       .19%       .91%         0%         .91%

                                                                                                       NET TOTAL
                                                                                                        ANNUAL
                                                                                                       PORTFOLIO
                                                                                                       EXPENSES
                                                                                                       INCLUDING
                                                                             CONTRACTUAL  NET TOTAL    ESTIMATED
                                              12B-1              GROSS TOTAL   EXPENSE   CONTRACTUAL  EXPENSES OF
                                MANAGEMENT DISTRIBUTION  OTHER     ANNUAL    SUBSIDY OR    ANNUAL     UNDERLYING
                                   FEES      FEES(2)    EXPENSES  EXPENSES    DEFERRAL   EXPENSES(3) PORTFOLIOS(3)
                                ---------- ------------ -------- ----------- ----------- ----------- -------------
METROPOLITAN FUND-ASSET
  ALLOCATION PORTFOLIOS(4)
MetLife Conservative Allocation
  Portfolio Class B(5)(12).....    .10%        .25%       .25%       .60%       .25%         .35%        1.00%
MetLife Conservative to
  Moderate Allocation Portfolio
  Class B(5)(12)...............    .10%        .25%       .08%       .43%       .08%         .35%        1.02%
MetLife Moderate Allocation
  Portfolio Class B(5)(12).....    .10%        .25%       .05%       .40%       .05%         .35%        1.04%
MetLife Moderate to Aggressive
  Allocation Portfolio
  Class B(5)(12)...............    .10%        .25%       .06%       .41%       .06%         .35%        1.07%
MetLife Aggressive Allocation
  Portfolio Class B(5)(12).....    .10%        .25%       .19%       .54%       .19%         .35%        1.09%

--------
NOTES:

 (1)The Eligible Fund expenses used to prepare this table were provided to us by the Eligible Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2004 or estimated for 2005. Current or future expenses may be greater or less than those shown.

 (2)The Metropolitan Series Fund, Met Investors Series Trust, and American Funds Insurance Series have each adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the relevant Fund's prospectus.



 (3)Net Total Contractual Annual Expenses do not reflect any expense reductions resulting from directed brokerage arrangements.



 (4)Our affiliate, MetLife Advisers, LLC ("MetLife Advisers"), is the investment manager for the Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund") including the Metropolitan Fund -- Asset Allocation Portfolios. Our affiliate, Met Investors Advisory LLC ("Met Investors Advisory") is the manager of the Portfolios of the Met Investors Series Trust. Capital Research and Management Company is the investment adviser of the American Funds Insurance Series. Fidelity Management & Research Company is the investment adviser to the Portfolios of the Variable Insurance Products Fund.



 (5)MetLife Advisers and the Metropolitan Fund have entered into an Expense Agreement under which MetLife Advisers will waive management fees and/or pay expenses (other than brokerage costs, interest, taxes or extraordinary expenses) of certain Portfolios so that total annual expenses of these portfolios will not exceed, at any time prior to April 30, 2006, the following percentages: 1.40% for the Franklin Templeton Small Cap Growth Portfolio; 1.10% for the BlackRock Large Cap Value Portfolio; 1.00% for the MFS Investors Trust Portfolio; .35% for the MetLife Conservative Allocation Portfolio; .35% for the MetLife Conservative to Moderate Allocation Portfolio; .35% for the MetLife Moderate Allocation Portfolio; .35% for the MetLife Moderate to Aggressive Allocation Portfolio; and .35% for the MetLife Aggressive Allocation Portfolio. Under the agreement, if certain conditions are met, MetLife Advisers may be reimbursed for fees waived and expenses paid with respect to the Franklin Templeton Small Cap Growth Portfolio, BlackRock Large Cap Value Portfolio and MFS Investors Trust Portfolio if, in the future, actual expenses of these portfolios are less than these expense limits. MetLife Advisers has contractually agreed, until at least April 30, 2006, to reduce the Management Fee by the following percentages: .05% on all assets for the Loomis Sayles Small Cap Portfolio; .006% on all assets for the Lehman Brothers Aggregate Bond Index Portfolio; .007% on all assets for the MetLife Stock Index Portfolio; .007% on all assets for the MetLife Mid Cap Stock Index Portfolio; .007% on all assets for the Russell 2000 Index Portfolio; .007% on all assets for the Morgan Stanley EAFE Index Portfolio; .025% on assets in excess of $1 billion and less than $2 billion for the BlackRock Bond Income Portfolio; .005% on the first $500 million of assets and .015% on the next $500 million of assets for the BlackRock Money Market Portfolio; and .015% on the first $50 million of assets for the T. Rowe Price Large Cap Growth Portfolio.



 (6)Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2006, the following percentages: 1.15% for the Neuberger Berman Real Estate Portfolio; 1.15% for the Met/AIM Mid Cap Core Equity Portfolio; 1.30% for the Met/AIM Small Cap Growth Portfolio; 1.15% for the T. Rowe Price Mid-Cap Growth Portfolio; 1.35% for the RCM Global Technology Portfolio; 1.25% for the MFS Research International Portfolio; 1.00% for the Oppenheimer Capital Appreciation Portfolio; 1.25% for the Harris Oakmark International Portfolio and 1.15% for the Janus Aggressive Growth Portfolio. Net Total Contractual Annual Expenses for the following Portfolios have been restated to reflect the terms of the Expense Limitation Agreement that became effective May 1, 2005: T. Rowe Price Mid-Cap Growth Portfolio and MFS Research International Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of these Portfolios are less than these expense limits.



 (7)Certain amounts were recouped by the investment manager during 2004. These amounts are reflected in Other Expenses and per Portfolio are: .04% for the Oppenheimer Capital Appreciation Portfolio .05% for the Met/AIM Mid Cap Core Equity Portfolio; .14% for the MFS Research International Portfolio; .06% for the Met/AIM Small Cap Growth Portfolio; .07% for the Janus Aggressive Growth Portfolio; .09% for the T. Rowe Price Mid-Cap Growth Portfolio and .02% for the Harris Oakmark International Portfolio.

 (8)For Contracts issued prior to May 1, 1995, the MFS Total Return Portfolio Class A, is available. For Contracts issued on and after May 1, 1995, the MFS Total Return Portfolio Class E is available during the accumulation phase and the MFS Total Return Portfolio Class A is available during the annuity phase.



 (9)The Zenith Equity Portfolio is a "fund of funds" that invests equally in three other Portfolios of the Metropolitan Fund: the FI Value Leaders Portfolio, Jennison Growth Portfolio and the Capital Guardian U.S. Equity Portfolio (together, the "Underlying Portfolios"). The Zenith Equity Portfolio has its own operating expenses and bears its pro rata portion of the operating expenses of the Underlying Portfolios including the management fee. The Total Contractual Annual Expenses of the Zenith Equity Portfolio, including the weighted average of the total operating expenses of the Underlying Portfolios (before applicable contractual expense limitations) is .74%. Contract Owners may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of investing in the Portfolios.



(10)For Contracts issued prior to May 1, 1995, the MetLife Stock Index Portfolio Class A is available. Class A shares of MetLife Stock Index Portfolio were substituted for the Westpeak Stock Index Series on April 27, 2001.



(11)For Contracts issued on and after May 1, 1995, the MetLife Stock Index Portfolio Class B is available during the accumulation phase and the MetLife Stock Index Portfolio Class A is available during the annuity phase.



(12)The MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation and the MetLife Aggressive Allocation Portfolios (the "Asset Allocation Portfolios") are each "funds of funds" that invest substantially all of their respective assets in Class A shares of various other underlying portfolios. Each Asset Allocation Portfolio will have its own expenses and will also bear its pro rata portion of the operating expenses of the underlying portfolios in which the Asset Allocation Portfolio invests, including the management fee. The Asset Allocation Portfolios will begin operations on or about May 1, 2005. The estimated expenses of the underlying portfolios (after applicable contractual expense limitations) are .65% for the MetLife Conservative Allocation Portfolio, .67% for the MetLife Conservative to Moderate Allocation Portfolio, .69% for the MetLife Moderate Allocation Portfolio, .72% for the MetLife Moderate to Aggressive Allocation Portfolio, and .74% for the MetLife Aggressive Allocation Portfolio. The estimated Total Contractual Annual Expenses of the Asset Allocation Portfolios, including the weighted average of the total operating expenses of the underlying portfolios (before applicable contractual expense limitations) are: 1.25% for the MetLife Conservative Allocation Portfolio, 1.10% for the MetLife Conservative to Moderate Allocation Portfolio, 1.10% for the MetLife Moderate Allocation Portfolio, 1.13% for the MetLife Moderate to Aggressive Allocation Portfolio, and 1.29% for the MetLife Aggressive Allocation Portfolio. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Asset Allocation Portfolios. A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

EXAMPLE

   The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Variable Account annual expenses, and Eligible Fund fees and expenses.(1)

   The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

    (1)If you surrender your Contract or annuitize under a non-life contingency option (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:


                                          1 YEAR   3 YEARS   5 YEARS  10 YEARS
                                          ------- --------- --------- ---------
 (a)..................................... $883.02 $1,402.01 $1,938.69 $3,251.22
 (b)..................................... $779.47 $1,088.33 $1,410.85 $2,156.33


    (2)If you do not surrender your Contract or if you annuitize under a variable life contingency option (no contingent deferred sales charges would be deducted(2)):


                                           1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                           ------- ------- --------- ---------
  (a)..................................... $285.91 $875.62 $1,489.99 $3,140.75
  (b)..................................... $175.75 $544.28 $  936.78 $2,033.32


   PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REFLECT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.
--------
NOTES:

(1)The examples do not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of .083% has been used. (See Note (1) to the first table on p. A-3.)

(2)The same would apply if you elect to annuitize under a fixed life contingency option unless your Contract has been in effect less than five years, in which case the expenses shown in the first three columns of the first example would apply. (See "Contingent Deferred Sales Charge".)

--------------------------------------------------------------------------------

Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (p. A-32).



                                  THE COMPANY

   The Company is a life insurance company and wholly-owned subsidiary of MetLife, Inc., a publicly traded company, whose principal office is at One Madison Avenue, New York, N.Y. 10010. The Company was organized in 1868 under the laws of the State of New York and has engaged in the life insurance business under its present name since 1868. It operates as a life insurance company in all 50 states, the District of Columbia, Puerto Rico and all provinces of Canada. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and group customers. The MetLife companies serve approximately nine million individual households in the U.S. and companies and institutions with 33 million employees and members. It also has international insurance operations in 13 countries.

   New England Life Insurance Company ('NELICO"), a subsidiary of the Company, provides administrative services for the Contracts and the Variable Account pursuant to an administrative services agreement with the Company. These administrative services include maintenance of Contract Owner records and accounting, valuation, regulatory and reporting services. NELICO is located at 501 Boylston Street, Boston, Massachusetts 02116. The Company's Designated Office for receipt of Purchase Payments, loan repayments, requests and elections, and communications regarding death of the Annuitant, as further described below, is Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594.

                      INVESTMENTS OF THE VARIABLE ACCOUNT

   Purchase payments applied to the Variable Account will be invested in one or more of the Eligible Funds listed below, at net asset value without deduction of any sales charge, in accordance with the selection you make in your application. You may change your selection of Eligible Funds for future purchase payments at any time without charge. (See "Requests and Elections.") You also may transfer previously invested amounts among the Eligible Funds, subject to certain conditions. (See "Transfer Privilege.") Your Contract Value may be distributed among no more than 10 accounts (including the Fixed Account) at any time. The Company reserves the right to add or remove Eligible Funds from time to time as investments for the Variable Account. See "Substitution of Investments."

   The investment objectives and policies of certain Eligible Funds are similar to the investment objectives and policies of other funds that may be managed by the same sub-adviser. The investment results of the Eligible Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same sub-adviser.



   You will find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.




BLACKROCK MONEY MARKET PORTFOLIO (FORMERLY STATE STREET RESEARCH MONEY MARKET PORTFOLIO)



   The BlackRock Money Market Portfolio's investment objective is a high level of current income consistent with preservation of capital. An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.



   During extended periods of low interest rates, the yields of the subaccount investing in the BlackRock Money Market Portfolio may become extremely low and possibly negative.



SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO



   The Salomon Brothers U.S. Government Portfolio's investment objective is to maximize total return consistent with preservation of capital and maintenance of liquidity.



BLACKROCK BOND INCOME PORTFOLIO (FORMERLY STATE STREET RESEARCH BOND INCOME PORTFOLIO)



   The BlackRock Bond Income Portfolio's investment objective is a competitive total return primarily from investing in fixed-income securities.



LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO



   The Lehman Brothers Aggregate Bond Index Portfolio's investment objective is to equal the performance of the Lehman Brothers Aggregate Bond Index.



SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO



   The Salomon Brothers Strategic Bond Opportunities Portfolio's investment objective is to maximize total return consistent with preservation of capital.

BLACKROCK DIVERSIFIED PORTFOLIO (FORMERLY STATE STREET RESEARCH DIVERSIFIED PORTFOLIO)



   The BlackRock Diversified Portfolio's investment objective is high total return while attempting to limit investment risk and preserve capital.



MFS TOTAL RETURN PORTFOLIO CLASS A AND CLASS E



   The MFS Total Return Portfolio's investment objective is a favorable total return through investment in a diversified portfolio.



   FOR CONTRACTS ISSUED PRIOR TO MAY 1, 1995, THE MFS TOTAL RETURN PORTFOLIO CLASS A, IS AVAILABLE. FOR CONTRACTS ISSUED ON AND AFTER MAY 1, 1995, THE MFS TOTAL RETURN PORTFOLIO CLASS E IS AVAILABLE DURING THE ACCUMULATION PHASE AND THE MFS TOTAL RETURN PORTFOLIO CLASS A IS AVAILABLE DURING THE ANNUITY PHASE. SEE THE EXPENSE TABLE--METROPOLITAN SERIES FUND, INC. (P. A-4) FOR EXPENSE DIFFERENCES FOR THESE CLASSES.



BLACKROCK LARGE CAP VALUE PORTFOLIO (FORMERLY STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO)



   The BlackRock Large Cap Value Portfolio's investment objective is long-term growth of capital.



DAVIS VENTURE VALUE PORTFOLIO



   The Davis Venture Value Portfolio's investment objective is growth of capital.



FI VALUE LEADERS PORTFOLIO



   The FI Value Leaders Portfolio's investment objective is long-term growth of capital.



HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO



   The Harris Oakmark Large Cap Value Portfolio's investment objective is long-term capital appreciation.



HARRIS OAKMARK FOCUSED VALUE PORTFOLIO



   The Harris Oakmark Focused Value Portfolio's investment objective is long-term capital appreciation.



NEUBERGER BERMAN MID CAP VALUE PORTFOLIO (FORMERLY NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO)



   The Neuberger Berman Mid Cap Value Portfolio's investment objective is capital growth.



BLACKROCK INVESTMENT TRUST PORTFOLIO (FORMERLY STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO)



   The BlackRock Investment Trust Portfolio's investment objective is long-term growth of capital and income.



METLIFE STOCK INDEX PORTFOLIO CLASS A AND CLASS B



   The MetLife Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").



   FOR CONTRACTS ISSUED PRIOR TO MAY 1, 1995, THE METLIFE STOCK INDEX PORTFOLIO CLASS A IS AVAILABLE. FOR CONTRACTS ISSUED ON AND AFTER MAY 1, 1995, THE METLIFE STOCK INDEX PORTFOLIO CLASS B IS AVAILABLE DURING THE ACCUMULATION PHASE AND THE METLIFE STOCK INDEX PORTFOLIO CLASS A IS AVAILABLE DURING THE ANNUITY PHASE. SEE THE EXPENSE TABLE--METROPOLITAN SERIES FUND, INC. (P. A-4) FOR EXPENSE DIFFERENCES FOR THESE CLASSES.

MFS INVESTORS TRUST PORTFOLIO



   The MFS Investors Trust Portfolio's investment objective is long-term growth of capital with a secondary objective to seek reasonable current income.



BLACKROCK STRATEGIC VALUE PORTFOLIO (FORMERLY STATE STREET RESEARCH AURORA PORTFOLIO)



   The BlackRock Strategic Value Portfolio's investment objective is high total return, consisting principally of capital appreciation.



FI MID CAP OPPORTUNITIES PORTFOLIO



   The FI Mid Cap Opportunities Portfolio's investment objective is long-term growth of capital.



METLIFE MID CAP STOCK INDEX PORTFOLIO



   The MetLife Mid Cap Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's MidCap 400 Composite Stock Price Index ("S&P MidCap 400 Index").



FI INTERNATIONAL STOCK PORTFOLIO



   The FI International Stock Portfolio's investment objective is long-term growth of capital.



MORGAN STANLEY EAFE INDEX PORTFOLIO



   The Morgan Stanley EAFE Index Portfolio's investment objective is to equal the performance of the MSCI EAFE(R) Index ("Morgan Stanley Capital International Europe Australasia Far East Index").



OPPENHEIMER GLOBAL EQUITY PORTFOLIO (FORMERLY SCUDDER GLOBAL EQUITY PORTFOLIO)



   The Oppenheimer Global Equity Portfolio's investment objective is capital appreciation.



BLACKROCK LEGACY LARGE CAP GROWTH (FORMERLY STATE STREET RESEARCH LARGE CAP GROWTH PORTFOLIO)



   The BlackRock Legacy Large Cap Growth Portfolio's investment objective is long-term growth of capital.



JENNISON GROWTH PORTFOLIO (FORMERLY MET/PUTNAM VOYAGER PORTFOLIO)



   The Jennison Growth Portfolio's investment objective is to seek long-term growth of capital.



T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO



   The T. Rowe Price Large Cap Growth Portfolio's investment objective is long-term growth of capital and, secondarily, dividend income.



LOOMIS SAYLES SMALL CAP PORTFOLIO



   The Loomis Sayles Small Cap Portfolio's investment objective is long-term capital growth from investments in common stocks or other equity securities.



RUSSELL 2000 INDEX PORTFOLIO



   The Russell 2000 Index Portfolio's investment objective is to equal the return of the Russell 2000 Index.

BLACKROCK AGGRESSIVE GROWTH PORTFOLIO (FORMERLY STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO)



   The BlackRock Aggressive Growth Portfolio's investment objective is maximum capital appreciation.



FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO



   The Franklin Templeton Small Cap Growth Portfolio's investment objective is long-term capital growth.



T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO



   The T. Rowe Price Small Cap Growth Portfolio's investment objective is long-term capital growth.



PIMCO TOTAL RETURN PORTFOLIO



   The PIMCO Total Return Portfolio's investment objective is to seek maximum total return, consistent with the preservation of capital and prudent investment management.



LORD ABBETT BOND DEBENTURE PORTFOLIO



   The Lord Abbett Bond Debenture Portfolio's investment objective is to provide high current income and the opportunity for capital appreciation to produce a high total return.



NEUBERGER BERMAN REAL ESTATE PORTFOLIO



   The Neuberger Berman Real Estate Portfolio's investment objective is to seek total return through investment in real estate securities, emphasizing both capital appreciation and current income.



MET/AIM MID CAP CORE EQUITY PORTFOLIO



   The Met/AIM Mid Cap Core Equity Portfolio's investment objective is long-term growth of capital.



HARRIS OAKMARK INTERNATIONAL PORTFOLIO



   The Harris Oakmark International Portfolio's investment objective is to seek long-term capital appreciation.



MFS RESEARCH INTERNATIONAL PORTFOLIO



   The MFS Research International Portfolio's investment objective is capital appreciation.



JANUS AGGRESSIVE GROWTH PORTFOLIO



   The Janus Aggressive Growth Portfolio's investment objective is to seek long-term growth of capital.



OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO



   The Oppenheimer Capital Appreciation Portfolio's investment objective is capital appreciation.



T. ROWE PRICE MID-CAP GROWTH PORTFOLIO



   The T. Rowe Price Mid-Cap Growth Portfolio's investment objective is long-term growth of capital.



MET/AIM SMALL CAP GROWTH PORTFOLIO



   The Met/AIM Small Cap Growth Portfolio's investment objective is long-term growth of capital.

RCM GLOBAL TECHNOLOGY PORTFOLIO (FORMERLY PIMCO PEA INNOVATIVE PORTFOLIO)



   The RCM Global Technology Portfolio's investment objective is to seek capital appreciation, no consideration is given to income.



AMERICAN FUNDS GROWTH-INCOME FUND



   The American Funds Growth-Income Fund's Investment objective is to seek capital appreciation and income.



AMERICAN FUNDS GROWTH FUND



   The American Funds Growth Fund's investment objective is to seek capital appreciation through stocks.



AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND



   The American Funds Global Small Capitalization Fund's investment objective is to seek capital appreciation through stocks.





VIP EQUITY-INCOME PORTFOLIO



   The VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income producing equity securities. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on securities comprising the Standard & Poor's 500/SM/ Index.



VIP OVERSEAS PORTFOLIO



   The VIP Overseas Portfolio seeks long-term growth of capital.





METLIFE CONSERVATIVE ALLOCATION PORTFOLIO



   The MetLife Conservative Allocation Portfolio's investment objective is a high level of current income, with growth of capital as a secondary objective.



METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO



   The MetLife Conservative to Moderate Allocation Portfolio's investment objective is a high total return in the form of income and growth of capital, with a greater emphasis on income.



METLIFE MODERATE ALLOCATION PORTFOLIO



   The MetLife Moderate Allocation Portfolio's investment objective is to balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.



METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO



   The MetLife Moderate to Aggressive Allocation Portfolio's investment objective is growth of capital.



METLIFE AGGRESSIVE ALLOCATION PORTFOLIO



   The MetLife Aggressive Allocation Portfolio's investment objective is growth of capital.

INVESTMENT ADVICE



   MetLife Advisers, an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Metropolitan Fund. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.



Portfolio                                          Subadviser
---------                                          ----------
BlackRock Money Market/(2)/                        BlackRock Advisors, Inc./(1)/
Salomon Brothers U.S. Government                   Salomon Brothers Asset Management Inc
BlackRock Bond Income/(2)/                         BlackRock Advisors, Inc./(1)/
Lehman Brothers Aggregate Bond Index               Metropolitan Life Insurance Company
Salomon Brothers Strategic Bond Opportunities/(3)/ Salomon Brothers Asset Management Inc
BlackRock Diversified/(2)/                         BlackRock Advisors, Inc./(1)/
MFS Total Return                                   Massachusetts Financial Services Company
BlackRock Large Cap Value/(2)/                     BlackRock Advisors, Inc./(1)/
Davis Venture Value                                Davis Selected Advisers, L.P./(4)/
FI Value Leaders                                   Fidelity Management & Research Company
Harris Oakmark Large Cap Value                     Harris Associates L.P.
Harris Oakmark Focused Value                       Harris Associates L.P.
Neuberger Berman Mid Cap Value/(5)/                Neuberger Berman Management Inc.
BlackRock Investment Trust/(2)/                    BlackRock Advisors, Inc./(1)/
MetLife Stock Index                                Metropolitan Life Insurance Company
MFS Investors Trust                                Massachusetts Financial Services Company
BlackRock Strategic Value/(2)/                     BlackRock Advisors, Inc./(1)/
FI Mid Cap Opportunities                           Fidelity Management & Research Company
MetLife Mid Cap Stock Index                        Metropolitan Life Insurance Company
FI International Stock                             Fidelity Management & Research Company
Morgan Stanley EAFE Index                          Metropolitan Life Insurance Company
Oppenheimer Global Equity/(6)/                     OppenheimerFunds, Inc./(5)/
BlackRock Legacy Large Cap Growth/(2)/             BlackRock Advisors, Inc./(1)/
Jennison Growth/(7)/                               Jennison Associates LLC
T. Rowe Price Large Cap Growth                     T. Rowe Price Associates, Inc.
Loomis Sayles Small Cap                            Loomis, Sayles & Company, L.P.
Russell 2000 Index                                 Metropolitan Life Insurance Company
BlackRock Aggressive Growth/(2)/                   BlackRock Advisors, Inc./(1)/
Franklin Templeton Small Cap Growth                Franklin Advisers, Inc.
T. Rowe Price Small Cap Growth                     T. Rowe Price Associates, Inc.
Zenith Equity/(9)/                                 N/A/(9)/
MetLife Conservative Allocation/(8)/               N/A/(8)/
MetLife Conservative to Moderate Allocation/(8)/   N/A/(8)/
MetLife Moderate Allocation/(8)/                   N/A/(8)/
MetLife Moderate to Aggressive Allocation/(8)/     N/A/(8)/
MetLife Aggressive Allocation/(8)/                 N/A/(8)/

--------

/1) /On January 31, 2005, BlackRock Advisors, Inc. replaced State Street
    Research & Management Company as subadviser.


/2) /Effective January 31, 2005, State Street Research Money Market Portfolio changed its name to BlackRock Money Market Portfolio; State Street Research Bond Income Portfolio changed its name to BlackRock Bond Income Portfolio; State Street Research Diversified Portfolio changed its name to BlackRock Diversified Portfolio; State Street Research Large Cap Value Portfolio changed its name to BlackRock Large Cap Value Portfolio; State Street Research Investment Trust Portfolio changed its name to BlackRock Investment Trust Portfolio; State Street Research Aurora Portfolio changed its name to BlackRock Strategic Value Portfolio; State Street Research Large Cap Growth Portfolio changed its name to BlackRock Legacy Large Cap Growth Portfolio; and State Street Research Aggressive Growth Portfolio changed its name to BlackRock Aggressive Growth Portfolio.

/3) /The Salomon Brothers Strategic Bond Opportunities Portfolio also receives certain investment sub-advisory services from Citigroup Asset Management Limited, a London-based affiliate of Salomon Brothers Asset Management Inc.


/4) /Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers--NY. Inc., a wholly-owned subsidiary.


/5) /Effective May 1, 2005, the Neuberger Berman Partners Mid Cap Value
    Portfolio changed its name to the Neuberger Berman Mid Cap Value Portfolio.


/6) /Effective May 1, 2005, the Scudder Global Equity Portfolio changed its name to the Oppenheimer Global Equity Portfolio and OppenheimerFunds, Inc. replaced Deutsche Investment Management Americas. Inc. as subadviser.


/7) /On or about April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio.


/8) /Metropolitan Fund Asset Allocation Portfolios: The MetLife Conservative
    Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio (collectively, the "Asset Allocation Portfolios") are "fund of funds" that invest in Class A shares of a diversified group of other underlying portfolios (Eligible Funds) of the Metropolitan Fund and Met Investors Series Trust. Although there is no subadviser, there is an Asset Allocation Committee of investment professionals at MetLife Advisers that are responsible for the management of the Allocation Portfolios. Each underlying portfolio has its own subadviser.


/(9)/The Zenith Equity Portfolio is a "fund of funds" that invests equally in three other Portfolios of the Metropolitan Fund: the FI Value Leaders Portfolio, Jennison Growth Portfolio and the Capital Guardian U.S. Equity Portfolio (together, the "Underlying Portfolios"). The Zenith Equity Portfolio has its own operating expenses and bears its Pro rata Portion of the Operating expenses of the Underlying Portfolios including the management fee. Contract Owners may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of investing in the Portfolios.




   For more information regarding the Investment Adviser and the Subadviser of the Metropolitan Series Fund Portfolios, see the Statement of Additional Information for the Contracts, and also see the Metropolitan Series Fund prospectus attached at the end of this prospectus and its Statement of Additional Information.


   Met Investors Advisory LLC (formerly Met Investors Advisory Corp.) is an affiliate of the Company and is the Manager (i.e. investment adviser) for the Met Investors Series Trust Portfolios. Each of the Met Investor Series Trust Portfolios also has an Adviser (i.e. subadviser).



  Portfolio                        Adviser (Subadviser)
  ---------                        --------------------
  PIMCO Total Return               Pacific Investment Management Company LLC,
  Lord Abbett Bond Debenture       Lord, Abbett & Co. LLC
  Neuberger Berman Real Estate     Neuberger Berman Management Inc.
  Met/AIM Mid Cap Core Equity      A I M Capital Management, Inc.
  Harris Oakmark International     Harris Associates L.P.
  MFS Research International       Massachusetts Financial Services Company
  Janus Aggressive Growth          Janus Capital Management LLC
  Oppenheimer Capital Appreciation OppenheimerFunds, Inc.
  T. Rowe Price Mid-Cap Growth     T. Rowe Price Associates, Inc.
  Met/AIM Small Cap Growth         A I M Capital Management, Inc.
  RCM Global Technology/(2)/       RCM Capital Management LLC/(1)/

--------

/(1)/Effective January 15, 2005 RCM Capital Management LLC replaced PEA Capital
    LLC as Adviser (subadviser).


/(2)/Effective May 1, 2005, PIMCO PEA Innovation Portfolio changed its name to
    RCM Global Technology Portfolio.



   For more information regarding the Manager or Adviser of the Met Investors Series Trust Portfolios, see the Statement of Additional Information for the Contracts, and also see the Met Investors Series Trust prospectus attached at the end of this prospectus and its Statement of Additional Information.

   Capital Research and Management Company is the Investment Adviser for the American Funds Insurance Series Funds.



                     Portfolio                  Subadviser
                     ---------                  ----------
                     American Funds
                       Growth-Income            N/A
                     American Funds Growth      N/A
                     American Funds Global
                       Small Capitalization     N/A



   For more information about the Investment Adviser, see the American Funds Insurance Series prospectus attached at the end of this prospectus and its Statement of Additional Information.





   Fidelity Management & Research Company is the investment manager for the portfolios of the Variable Insurance Products Fund.



                        Portfolio         Subadviser
                        ---------         ----------
                        VIP Equity-Income FMR Co., Inc.
                        VIP Overseas      FMR Co., Inc.



   For more information about the investment manager see the Variable Insurance Products fund prospectus attached at the end of this prospectus and its Statement of Additional Information which may be obtained free of charge by writing to Fidelity Distributors Corporation, 82 Devonshire Street, Boston, Massachusetts, 02109 or telephoning 1-800-356-5015.


   You can also get information about the Metropolitan Fund, Met Investors Series Trust, American Funds Insurance Series or the Variable Insurance Products Fund (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.





CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS



   An investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory, LLC) or subadviser of an Eligible Fund or its affiliates may compensate us and/or certain of our affiliates for administrative or other services relating to the Eligible Funds. The amount of the compensation is not deducted from Eligible Fund assets and does not decrease the Eligible Fund's investment return. The amount of the compensation is based on a percentage of assets of the Eligible Fund attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to .11%. Additionally, an investment adviser or subadviser of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or other affiliate) with increased access to persons involved in the distribution of the contracts.



   We and certain of our affiliated insurance companies are joint owners of our affiliated investment advisers MetLife Advisers and Met Investors Advisory, which are formed as "limited liability companies." Our ownership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Fund. We may benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the advisers. (See the "FEE TABLE--Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Funds to the advisers and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers).



   Certain of the investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in each Eligible Fund's prospectus. (See

"FEE TABLE--Annual Eligible Fund Operating Expenses" and "DISTRIBUTION OF THE CONTRACTS".) The payments are deducted from the assets of the Eligible Funds and are paid to our distributor, New England Securities Corporation. These payments decrease the Eligible Fund's investment return.





   We also make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. See "Distribution of the Contracts."



   We select the Eligible Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Owners. We do not provide investment advice and do not recommend or endorse any particular Eligible Fund.






SHARE CLASSES OF THE ELIGIBLE FUNDS

   The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The following classes of shares are available under the Contract:


    . For the Metropolitan Fund we offer Class A shares of the BlackRock Money Market, Salomon Brothers Strategic Bond Opportunities, Salomon Brothers U.S. Government, BlackRock Bond Income, MFS Total Return (for Contracts issued before May 1, 1995 and Contracts in the annuity phase issued on and after May 1, 1995), BlackRock Legacy Large Cap Growth, Zenith Equity, Davis Venture Value, FI Value Leaders, Harris Oakmark Focused Value, Loomis Sayles Small Cap, MFS Investors Trust, MetLife Stock Index (for Contracts issued before May 1, 1995 and Contracts in the annuity phase issued on and after May 1, 1995), Jennison Growth, FI International Stock and BlackRock Strategic Value Portfolios; Class B shares of the FI Mid Cap Opportunities, Lehman Brothers Aggregate Bond Index, MetLife Mid Cap Stock Index, MetLife Stock Index (for Contracts issued after May 1, 1995 in the accumulation phase), Neuberger Berman Mid Cap Value, Franklin Templeton Small Cap Growth, Morgan Stanley EAFE Index, Russell 2000 Index, BlackRock Investment Trust, T. Rowe Price Large Cap Growth, T. Rowe Price Small Cap Growth, Oppenheimer Global Equity, BlackRock Aggressive Growth BlackRock Diversified, Metlife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation and MetLife Aggressive Allocation Portfolios; and Class E shares of the Harris Oakmark Large Cap Value, BlackRock Large Cap Value and MFS Total Return (for Contracts issued on or after May 1, 1995 in the accumulation phase) Portfolios.


    . For the Met Investors Series Trust, we offer Class B shares for all Portfolios except the Harris Oakmark International Portfolio which is Class E.

    .  For the American Funds Insurance Series, we offer Class 2 shares only.

    .  For VIP, we offer Initial Class only.

   Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

SUBSTITUTION OF INVESTMENTS

   If investment in the Eligible Funds or a particular Fund is no longer possible or in the judgment of the Company becomes inappropriate for the purposes of the Contract or for any other reason in our sole discretion, the Company may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both, for some or all classes of Contracts. However, no such substitution will be made without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close sub-accounts to allocation of purchase payments or Contract Value, or both, for some or all classes of Contracts at any time in our sole discretion. If automatic allocations (such as dollar cost averaging, asset rebalancing or purchase payments made through our automated payment program) are being made to a sub-account that is closed or no longer available due to an Eligible Fund liquidation, and if you do not give us other instructions, then any amounts that would have gone into the closed sub-account will be allocated to the State Street Research Money Market Sub-account.

TRANSFER PRIVILEGE

--GENERAL

   The Company currently allows an unlimited number of free transfers per Contract Year prior to annuitization. The Company reserves the right to impose a charge of $10 on each transfer in excess of four per year and to limit the number of transfers. Currently, after variable annuity payments have commenced, you may make one transfer per year without the consent of the Company, and the Fixed Account is not available under variable payment options. All transfers are subject to the requirement that the amount of Contract Value transferred be at least $25 (or, if less, the amount of Contract Value held in the sub-account from which the transfer is made) and that, after the transfer is effected, Contract Value be allocated among not more than ten accounts, including the Fixed Account. Transfers will be accomplished at the relative net asset values per share of the particular Eligible Funds next determined after the request is received by the Company's Designated Office. See "Requests and Elections" for information regarding transfers made by written request, by telephone or by fax.

   Transfers out of the Fixed Account are limited as to timing, frequency and amount.

--MARKET TIMING




   Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Eligible Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Eligible Fund and the reflection of that change in the Eligible Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Eligible Funds and may disrupt portfolio management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., beneficiaries).



   We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds (i.e., the Salomon Brothers Strategic Bond Opportunities Portfolio, BlackRock Strategic Value Portfolio, Loomis Sayles Small Cap Portfolio, Russell 2000 Index Portfolio, Franklin Templeton Small Cap Growth Portfolio, T. Rowe Price Small Cap Growth Portfolio, Oppenheimber Global Equity Portfolio, FI International Stock Portfolio, Morgan Stanley EAFE Index Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, Harris Oakmark International Portfolio, MFS Research International Portfolio, American Funds Global Small Capitalization Fund, and VIP Overseas Portfolio) and we monitor transfer activity in those Eligible Funds (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. We do not believe that other Eligible Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Eligible Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Eligible Funds, we rely on the underlying Eligible Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



   Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified Eligible Funds under that Contract to be submitted either (i) in writing with an original signature or (ii) by telephone prior to 10:00 a.m. If we impose this restriction on your transfer activity, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions. The Contract Value will not be affected by any gain or loss due to the transfer and your Contract Value will be the same as if the transfer had not occurred. You will receive written confirmation of the transactions effecting such reversal.



   The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to market timing. Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity may be limited by provisions of the Contract. We do not accommodate market timing in any Eligible Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts.



   The Eligible Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the Contracts should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Eligible Funds.



   In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Eligible Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the Eligible Funds.



   In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if any entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.

DOLLAR COST AVERAGING





   You can make subsequent purchase payments while you have an active dollar cost averaging program in effect, provided, however, that no amount will be allocated to the program without your express direction. Although the dollar cost averaging transfer amount will not be increased, we will increase the number of months over which transfers are made unless otherwise elected in writing.


REQUESTS AND ELECTIONS

   We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our designated Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.


   Subject to our restrictions on "market timing", requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:


    . By telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

    .  Through your Registered Representative

    . In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594; or

    .  By fax (515) 457-4301


    . For transfers or reallocation of future purchase payments, by Internet at http://www.nef.com.


   If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.

   All other requests must be in written form, satisfactory to us. Any request for a withdrawal, transfer, or reallocation over the telephone or by fax, may be subject to certain limitations. See "Transfer Privilege--Market Timing" for additional information on such limitations. We may stop offering telephone or fax transactions at any time in our sole discretion.


   We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, Internet or fax are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you. Any telephone, Internet or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, Internet or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.


   All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.


   Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your request in writing to the Company's Annuity Administrative Office as described above.

   A recording of daily unit values is available by calling 1-800-333-2501.




                               ANNUITY PAYMENTS



ELECTION OF ANNUITY



   We will fix the annuity payments in amount and duration at annuitization by the annuity payment option selected, and by the age and sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. (See "Amount of Variable Annuity Payments" in the prospectus)



ANNUITY OPTIONS



   Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:



    . The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 591/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.



    . The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 591/2.



    . The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.



   A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.



   See the section entitled "ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS" to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.



   If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.



   The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee. In addition, these Federal tax rules may also limit the use in qualified contracts of annuity payment options that contain a commutation feature because, among other things, income payments must be made at least annually to avoid a 50% excise tax.



   Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.

                RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

   The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

      1. Plans qualified under Section 401(a), 401(k), or 403(a) ("Qualified Plans") of the Internal Revenue Code (the "Code"). (At this time, the Contracts are only available on a limited basis to plans qualified under
   Section 401(k). Contracts are not being offered to 401(k) plans unless such plans already own Contracts on participants.);

      2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA. (The Contracts are no longer being offered through TSA Plans that are subject to ERISA.);

      3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"). SARSEPs are only allowed if owned prior to January 1, 1997;

      4. Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). (In some states Roth IRAs are available under this Contract only if you have an existing IRA.)

      5. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

      6. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including Federal employees ("Governmental Plans").

   An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. In addition, because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract. At this time, the Contracts are not being offered to plans qualified under Section 401(k) of the Code unless such plans already own Contracts on participants, and are no longer being offered through TSA Plans that are subject to ERISA. The Company will not provide all the administrative support appropriate for 401(k) plans or TSA Plans subject to ERISA. Accordingly, the Contract should NOT be purchased for use with such plans.

   For any tax qualified account (e.g. 401(k) plan or IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.

   A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under the heading "Federal Income Tax Considerations--Taxation of Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

   In the case of certain TSA Plans under Section 403(b)(1) of the Code, IRAs purchased under Section 408(b) of the Code and Roth IRAs under Section 408A of the Code, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

                       FEDERAL INCOME TAX CONSIDERATIONS

   The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

   When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. Under current federal income tax law, the taxable portion of distributions from variable annuity contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

   Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

TAXATION OF NON-QUALIFIED CONTRACTS

   Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

   The following discussion generally applies to Contracts owned by natural persons.

   Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

   In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

   Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

    .  made on or after the taxpayer reaches age 59 1/2;

    .  made on or after the death of an Owner;

    .  attributable to the taxpayer's becoming disabled;

    . made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

    . under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

   Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


   Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.



   In general, the amount of each payment under a variable annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.



   The federal income tax treatment of an annuity payment option that contains a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that
(a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.



   Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.



   Caution: We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 591/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the annuity income payments received under the rules for variable income annuities. Consult your tax advisor prior to partially annuitizing your contract.



   Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.

   Additionally, if you are under age 591/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 591/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.


   The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment sub-accounts after the annuity starting date. Consult your own tax advisor.

   Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as "Payment on Death Prior to Annuitization" in the prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

   Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

   Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

   Multiple Contracts. All non-qualified deferred annuity Contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

   Further Information. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

   The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


   Individual Retirement Accounts (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2005, $4,000 plus, for Owner's age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 591/2, unless an exception applies. THE CONTRACT HAS BEEN SUBMITTED TO THE INTERNAL REVENUE SERVICE FOR A DETERMINATION AS TO ITS QUALIFICATION AS AN IRA. CONSULT A TAX ADVISER.



   SIMPLE IRA's permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,000 for

2005. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59-1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


   Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

   Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.

   Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of
(1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59-1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


   Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and
(c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.



   The Proposed regulations will generally not be effective until taxable years beginning after December 31, 2005, at the earliest; and may not be relied on until issued in final form. However, certain aspects, including a proposed prohibition on use of life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final form.


   Section 457(b) Plans: an eligible section 457 plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer which must be a tax-exempt entity under Section 501(c) of the Code. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

   Loans. IF YOUR QUALIFIED PLAN OR TSA PLAN CONTRACT PERMITS LOANS, THE AMOUNT OF SUCH LOANS, THE REPAYMENT TERMS AND THE TREATMENT OF DEFAULTS ARE SUBJECT TO LIMITATIONS AND RULES UNDER SECTION 72(P) OF THE

CODE AND THE REGULATIONS THEREUNDER. THE TERMS OF YOUR LOAN WILL BE GOVERNED BY YOUR LOAN AGREEMENT AND THE REQUIREMENTS OF THE TAX LAW (AND ERISA, WHERE APPLICABLE). FAILURE TO SATISFY THESE REQUIREMENTS WILL RESULT IN ADVERSE TAX CONSEQUENCES. CONSULT YOUR TAX ADVISER PRIOR TO APPLYING FOR A LOAN.

   Other Tax Issues. Qualified Contracts (including Contracts under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.


   Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.



   The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.


   Distributions from Qualified Contracts generally are subject to withholding for the Owner's Federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.


   "Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


   Foreign Tax Credits. To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Eligible Funds to foreign jurisdictions.


   Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:



    . The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.



    . The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.



    . The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.

   See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.



   Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



   Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.



   Annuity purchases by residents of Puerto Rico. In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.



   Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes they may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.


POSSIBLE TAX LAW CHANGES

   Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

   We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

                           DISTRIBUTION OF CONTRACTS


   We have entered into a distribution agreement with our affiliate, New England Securities Corporation ("Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its sales representatives. Distributor may also enter into selling agreements with other affiliated broker-dealers ("selling firms") for the sale of the Contracts. We pay commissions to Distributor for sales of the Contracts by its sales representatives, as well as selling firms. Certain of the Eligible Funds make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see "Expense Tables" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.25% of Variable Account assets invested in a particular Eligible Fund. Distributor may also receive brokerage commissions on securities transactions initiated by an investment adviser of an Eligible Fund. Additionally, we pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the American Funds Growth Fund, the American Funds Growth-Income Fund, and the

American Funds Global Small Capitalization Fund for the services it provides in marketing the Funds' shares in connection with the Contract.


   The maximum commission payable for Contract sales by Distributor's sales representatives is 8% of purchase payments. Some sales representatives may elect to receive no or a lower commission when a purchase payment is made along with a quarterly payment based on Contract Value for so long as the Contract remains in effect. We also pay for Distributor's operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Distributor's management team; advertising expenses; and all other expenses of distributing the Contracts. Distributor pays its sales representatives all of the commissions received for their sales of Contracts; it does not retain any portion of those commissions. We do not currently but reserve the right to pay lower commissions on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of commissions may be returned if the Contract is not continued through the first Contract Year.


   Sales representatives and their managers are also eligible for various non-cash compensation programs that the Company offers, such as conferences, trips, prizes, and awards. In addition, Distributor's sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.



   Distributor also makes payments for the sale of the Contracts to the Managing Partner who supervises the sales representative. Payments to the Managing Partner's may vary and depend on a number of factors, including the sales representative's level of sales, as well as the level of sales by all sales representatives in the Managing Partner's agency.





   Distributor's sales representatives and their Managing Partners (and the sales representatives and managers of our affiliates) may also be eligible for additional cash compensation such as bonuses, equity awards (for example, stock options), training allowances, supplemental salary, payments based on a percentage of the Contract Value, financing arrangements, marketing support, medical and retirement benefits and other insurance and non-insurance benefits. The amount of this additional compensation is based on the amount of proprietary products sold. Proprietary products are products issued by the Company and its affiliates. Sales representatives must meet a minimum level of sales of proprietary products in order to be eligible for most of the cash compensation described above. Managing Partners may be eligible for additional cash compensation based on the performance (with emphasis on the sale of proprietary products) of the Sales representatives that the Managing Partner supervises. Managing Partners may pay a portion of their cash Compensation to their Sales representatives.



   In addition to the payments listed above, MetLife makes certain payments to its business unit or to the business unit of its affiliate that is responsible for the operation of the distribution systems through which the Contract is sold. This amount is part of the total compensation paid for the sale of the Contract.



   Receipt of the cash and non-cash compensation described above may provide sales representatives and their Managing Partners with an incentive to favor the sale of proprietary products over similar products issued by non-affiliates.



   The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. Sales representatives and their managers are also eligible for various cash benefits and non-cash compensation items (as described above) that we may provide jointly with affiliated selling firms.



   A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.




   Commissions and other incentives or payments described above are not charged directly to Contract Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

                               LEGAL PROCEEDINGS


   MetLife, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or administrative or other proceedings cannot be predicted with certainty, MetLife does not believe that, as of the date of this prospectus, any such litigation or proceedings will have a material adverse effect upon the Variable Account or upon the ability of New England Securities to perform its contract with the Variable Account or of MetLife to meet its obligations under the contracts.

                             FINANCIAL STATEMENTS

   Financial statements for the Variable Account and Metropolitan Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to New England Securities Corporation at 501 Boylston Street, Boston, Massachusetts 02116 or telephoning 1-800-356-5015.

                           ACCUMULATION UNIT VALUES
         (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                       THE NEW ENGLAND VARIABLE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


   Set forth below are accumulation unit values through December 31, 2004 for each Sub-account of The New England Variable Account.



                                 BLACKROCK
                                MONEY MARKET
                               SUB-ACCOUNT(1)
                               --------------
                                  9/29/88*      1/1/89     1/1/90      1/1/91       1/1/92     1/1/93     1/1/94
                                     TO           TO         TO          TO           TO         TO         TO
                                  12/31/88     12/31/89   12/31/90    12/31/91     12/31/92   12/31/93   12/31/94
                               -------------- ---------- ---------- ------------- ---------- ---------- ----------
Accumulation Unit Value at
 beginning of period..........        1.384        1.408      1.518       1.620        1.697      1.738      1.766
Accumulation Unit Value at
 end of period................        1.408        1.518      1.620       1.697        1.738      1.766      1.811
Numberof Accumulation Units
      outstanding at end of
      period..................      915,605    7,661,069 21,629,006  26,332,938   26,759,532 25,016,975 30,220,356

                                   1/1/95       1/1/96     1/1/97      1/1/98       1/1/99     1/1/00     1/1/01
                                     TO           TO         TO          TO           TO         TO         TO
                                  12/31/95     12/31/96   12/31/97    12/31/98     12/31/99   12/31/00   12/31/01
                               -------------- ---------- ---------- ------------- ---------- ---------- ----------
AccumulationUnit Value at
            beginning of
            period............        1.811        1.889      1.959       2.036        2.114      2.190      2.295
AccumulationUnit Value at end
            of period.........        1.889        1.959      2.036       2.114        2.190      2.295      2.353
Numberof Accumulation Units
      outstanding at end of
      period..................   33,015,018   33,412,517 26,785,902  33,716,959   36,481,209 31,587,553 29,851,477

                                                                       SALOMON
                                                                      BROTHERS
                                                                      STRATEGIC
                                                                        BOND
                                                                    OPPORTUNITIES
                                                                     SUB-ACCOUNT
                                                                    -------------
                                   1/1/02       1/1/03     1/1/04     10/31/94*     1/1/95     1/1/96     1/1/97
                                     TO           TO         TO          TO           TO         TO         TO
                                  12/31/02     12/31/03   12/31/04    12/31/94     12/31/95   12/31/96   12/31/97
                               -------------- ---------- ---------- ------------- ---------- ---------- ----------
Accumulation Unit Value at
 beginning of period..........        2.353        2.355      2.342       1.000        0.984      1.159      1.307
Accumulation Unit Value at
 end of period................        2.355        2.342      2.333       0.984        1.159      1.307      1.433
Number of Accumulation Units
 outstanding at end of period.   29,978,273   18,712,117 13,448,596   1,124,133    6,132,563 15,034,554 23,074,669

                                   1/1/98       1/1/99     1/1/00      1/1/01       1/1/02     1/1/03     1/1/04
                                     TO           TO         TO          TO           TO         TO         TO
                                  12/31/98     12/31/99   12/31/00    12/31/01     12/31/02   12/31/03   12/31/04
                               -------------- ---------- ---------- ------------- ---------- ---------- ----------
Accumulation Unit Value at
 beginning of period..........        1.433        1.442      1.443       1.527        1.609      1.740      1.933
Accumulation Unit Value at
 end of period................        1.442        1.443      1.527       1.609        1.740      1.933      2.034
Number of Accumulation Units
 outstanding at end of period.   24,945,159   20,278,882 16,337,092  14,811,810   12,769,969 12,195,522 10,800,354

--------
*  Date these Sub-accounts were first available.

                                 SALOMON
                                BROTHERS
                                  U.S.
                               GOVERNMENT
                               SUB-ACCOUNT
                               -----------
                                10/31/94*    1/1/95     1/1/96     1/1/97        1/1/98       1/1/99     1/1/00
                                   TO          TO         TO         TO            TO           TO         TO
                                12/31/94    12/31/95   12/31/96   12/31/97      12/31/98     12/31/99   12/31/00
                               ----------- ---------- ---------- ----------- -------------- ---------- ----------
Accumulation Unit Value at
 beginning of period..........      1.000       1.004      1.139      1.161         1.242        1.319      1.304
Accumulation Unit Value at
 end of period................      1.004       1.139      1.161      1.242         1.319        1.304      1.421
Number of Accumulation Units
 outstanding at end of period.    910,020   4,495,184  5,785,148  8,616,135    12,796,204   10,314,952  8,874,230

                                                                               BLACKROCK
                                                                              BOND INCOME
                                                                             SUB-ACCOUNT(1)
                                                                             --------------
                                 1/1/01      1/1/02     1/1/03     1/1/04       10/5/88*      1/1/89     1/1/90
                                   TO          TO         TO         TO            TO           TO         TO
                                12/31/01    12/31/02   12/31/03   12/31/04      12/31/88     12/31/89   12/31/90
                               ----------- ---------- ---------- ----------- -------------- ---------- ----------
Accumulation Unit Value at
 beginning of period..........      1.421       1.496      1.593      1.598         1.631        1.634      1.810
Accumulation Unit Value at
 end of period................      1.496       1.593      1.598      1.624         1.634        1.810      1.930
Number of Accumulation Units
 outstanding at end of period. 10,827,033  14,892,461 11,075,788  8,131,240       299,002    4,287,540 10,139,527

                                 1/1/91      1/1/92     1/1/93     1/1/94        1/1/95       1/1/96     1/1/97
                                   TO          TO         TO         TO            TO           TO         TO
                                12/31/91    12/31/92   12/31/93   12/31/94      12/31/95     12/31/96   12/31/97
                               ----------- ---------- ---------- ----------- -------------- ---------- ----------
Accumulation Unit Value at
 beginning of period..........      1.930       2.247      2.398      2.664         2.540        3.037      3.134
Accumulation Unit Value at
 end of period................      2.247       2.398      2.664      2.540         3.037        3.134      3.429
Number of Accumulation Units
 outstanding at end of period. 17,797,335  28,871,719 41,939,487 41,657,182    42,231,987   41,138,874 37,260,367

                                 1/1/98      1/1/99     1/1/00     1/1/01        1/1/02       1/1/03     1/1/04
                                   TO          TO         TO         TO            TO           TO         TO
                                12/31/98    12/31/99   12/31/00   12/31/01      12/31/02     12/31/03   12/31/04
                               ----------- ---------- ---------- ----------- -------------- ---------- ----------
Accumulation Unit Value at
 beginning of period..........      3.429       3.689      3.622      3.865         4.149        4.439      4.636
Accumulation Unit Value at
 end of period................      3.689       3.622      3.865      4.149         4.439        4.636      4.776
Number of Accumulation Units
 outstanding at end of period. 38,630,894  32,707,422 25,348,903 25,107,756    21,965,782   17,110,556 13,806,056

                                MFS TOTAL
                                 RETURN
                               SUB-ACCOUNT
                               CLASS A(2)
                               -----------
                                9/21/88*     1/1/89     1/1/90     1/1/91        1/1/92       1/1/93     1/1/94
                                   TO          TO         TO         TO            TO           TO         TO
                                12/31/88    12/31/89   12/31/90   12/31/91      12/31/92     12/31/93   12/31/94
                               ----------- ---------- ---------- ----------- -------------- ---------- ----------
Accumulation Unit Value at
 beginning of period..........      1.042       1.063      1.250      1.272         1.508        1.588      1.733
Accumulation Unit Value at
 end of period................      1.063       1.250      1.272      1.508         1.588        1.733      1.691
Number of Accumulation Units
 outstanding at end of period.    731,349   9,179,207 18,099,540 26,478,398    41,588,546   60,696,659 61,961,278

                                 1/1/95      1/1/96     1/1/97     1/1/98        1/1/99       1/1/00     1/1/01
                                   TO          TO         TO         TO            TO           TO         TO
                                12/31/95    12/31/96   12/31/97   12/31/98      12/31/99     12/31/00   12/31/01
                               ----------- ---------- ---------- ----------- -------------- ---------- ----------
Accumulation Unit Value at
 beginning of period..........      1.691       2.190      2.485      3.103         3.664        3.975      3.789
Accumulation Unit Value at
 end of period................      2.190       2.485      3.103      3.664         3.975        3.789      3.596
Number of Accumulation Units
 outstanding at end of period. 56,145,463  52,130,165 48,490,618 42,358,784    37,391,028   30,014,285 24,501,065

                                                                  MFS TOTAL
                                                                   RETURN
                                                                 SUB-ACCOUNT
                                                                 CLASS A(3)
                                                                 -----------
                                 1/1/02      1/1/03     1/1/04    10/31/94*      1/1/95       1/1/96     1/1/97
                                   TO          TO         TO         TO            TO           TO         TO
                                12/31/02    12/31/03   12/31/04   12/31/94      12/31/95     12/31/96   12/31/97
                               ----------- ---------- ---------- ----------- -------------- ---------- ----------
Accumulation Unit Value at
 beginning of period..........      3.596       3.357      3.875      1.000         0.997        1.227      1.415
Accumulation Unit Value at
 end of period................      3.357       3.875      4.253      0.997         1.227        1.415      1.622
Number of Accumulation Units
 outstanding at end of period. 19,130,634  15,049,705 13,288,556  1,736,189    10,987,597   20,107,324 28,677,041

--------
*  Date these Sub-accounts were first available.

                                 1/1/98        1/1/99       1/1/00     1/1/01     1/1/02       1/1/03       1/1/04
                                   TO            TO           TO         TO         TO           TO           TO
                                12/31/98      12/31/99     12/31/00   12/31/01   12/31/02     12/31/03     4/30/04
                               ----------- -------------- ---------- ---------- ---------- -------------- ----------
Accumulation Unit Value at
 beginning of period..........      1.622         1.747        1.636      1.583      1.492        1.273        1.504
Accumulation Unit Value at
 end of period................      1.747         1.636        1.583      1.492      1.273        1.504        1.492
Number of Accumulation Units
 outstanding at end of period. 30,824,135    27,038,754   19,606,177 17,247,901 14,361,234   12,665,983   12,220,963

                                             BLACKROCK
                                MFS TOTAL      LEGACY
                                 RETURN      LARGE CAP
                               SUB-ACCOUNT     GROWTH
                               CLASS E(3)  SUB-ACCOUNT(1)
                               ----------- --------------
                                05/01/04     10/31/94*      1/1/95     1/1/96     1/1/97       1/1/98       1/1/99
                                   TO            TO           TO         TO         TO           TO           TO
                                12/31/04      12/31/94     12/31/95   12/31/96   12/31/97     12/31/98     12/31/99
                               ----------- -------------- ---------- ---------- ---------- -------------- ----------
Accumulation Unit Value at
 beginning of period..........     38.200         1.000        0.956      1.402      1.566        1.941        2.829
Accumulation Unit Value at
 end of period................     41.490         0.956        1.402      1.556      1.941        2.829        3.744
Number of Accumulation Units
 outstanding at end of period.    338,825     1,857,319   24,163,685 40,025,594 44,518,891   49,255,773   60,072,409

                                                                                           ZENITH EQUITY
                                                                                           SUB-ACCOUNT(4)
                                                                                           --------------
                                 1/1/00        1/1/01       1/1/02     1/1/03     1/1/04      9/16/88*      1/1/89
                                   TO            TO           TO         TO         TO           TO           TO
                                12/31/00      12/31/01     12/31/02   12/31/03   12/31/04     12/31/88     12/31/89
                               ----------- -------------- ---------- ---------- ---------- -------------- ----------
Accumulation Unit Value at
 beginning of period..........      3.744         3.189        2.767      1.825      2.433        4.645        4.612
Accumulation Unit Value at
 end of period................      3.189         2.767        1.825      2.433      2.612        4.612        5.950
Number of Accumulation Units
 outstanding at end of period. 64,809,207    53,583,938   40,343,771 32,774,920 26,001,424      439,393    5,337,778

                                 1/1/90        1/1/91       1/1/92     1/1/93     1/1/94       1/1/95       1/1/96
                                   TO            TO           TO         TO         TO           TO           TO
                                12/31/90      12/31/91     12/31/92   12/31/93   12/31/94     12/31/95     12/31/96
                               ----------- -------------- ---------- ---------- ---------- -------------- ----------
Accumulation Unit Value at
 beginning of period..........      5.950         5.666        8.608      7.978      9.050        8.298       11.300
Accumulation Unit Value at
 end of period................      5.666         8.608        7.978      9.050      8.298       11.300       13.496
Number of Accumulation Units
 outstanding at end of period. 12,591,788    21,719,884   33,645,983 40,091,665 43,592,961   41,663,900   41,363,155

                                 1/1/97        1/1/98       1/1/99     1/1/00     1/1/01       1/1/02       1/1/03
                                   TO            TO           TO         TO         TO           TO           TO
                                12/31/97      12/31/98     12/31/99   12/31/00   12/31/01     12/31/02     12/31/03
                               ----------- -------------- ---------- ---------- ---------- -------------- ----------
Accumulation Unit Value at
 beginning of period..........     13.496        16.442       21.752     24.831     23.359       19.257       14.832
Accumulation Unit Value at
 end of period................     16.442        21.752       24.831     23.359     19.257       14.832       19.235
Number of Accumulation Units
 outstanding at end of period. 40,200,592    33,502,039   38,236,116 27,364,614 22,565,710   17,578,438   14,440,815

                                               DAVIS
                                           VENTURE VALUE
                                            SUB-ACCOUNT
                                           --------------
                                 1/1/04      10/31/94*      1/1/95     1/1/96     1/1/97       1/1/98       1/1/99
                                   TO            TO           TO         TO         TO           TO           TO
                                12/31/04      12/31/94     12/31/95   12/31/96   12/31/97     12/31/98     12/31/99
                               ----------- -------------- ---------- ---------- ---------- -------------- ----------
Accumulation Unit Value at
 beginning of period..........     19.235         1.000        0.963      1.323      1.643        2.163        2.442
Accumulation Unit Value at
 end of period................     21.064         0.963        1.323      1.643      2.163        2.442        2.831
Number of Accumulation Units
 outstanding at end of period. 11,979,638     3,499,719   19,608,688 34,997,024 53,997,107   58,765,470   57,370,889

                                                                                               HARRIS
                                                                                              OAKMARK
                                                                                              FOCUSED
                                                                                               VALUE
                                                                                            SUB-ACCOUNT
                                                                                           --------------
                                 1/1/00        1/1/01       1/1/02     1/1/03     1/1/04      10/1/93*      1/1/94
                                   TO            TO           TO         TO         TO           TO           TO
                                12/31/00      12/31/01     12/31/02   12/31/03   12/31/04     12/31/93     12/31/94
                               ----------- -------------- ---------- ---------- ---------- -------------- ----------
Accumulation Unit Value at
 beginning of period..........      2.831         3.059        2.681      2.212      2.856        1.125        1.137
Accumulation Unit Value at
 end of period................      3.059         2.681        2.212      2.856      3.166        1.137        1.119
Number of Accumulation Units
 outstanding at end of period. 59,644,558    54,077,372   43,784,343 37,120,735 31,393,749    4,515,611   15,572,344

--------
*  Date these Sub-accounts were first available.

                                   1/1/95       1/1/96      1/1/97     1/1/98        1/1/99        1/1/00      1/1/01
                                     TO           TO          TO         TO            TO            TO          TO
                                  12/31/95     12/31/96    12/31/97   12/31/98      12/31/99      12/31/00    12/31/01
                                 ----------   ----------  ---------- ----------    ----------    ----------  ----------
Accumulation Unit Value at
 beginning of period..........        1.119        1.439       1.669      1.932         1.802         1.784       2.120
Accumulation Unit Value at
 end of period................        1.439        1.669       1.932      1.802         1.784         2.120       2.673
Number of Accumulation Units
 outstanding at end of period.   19,773,057   24,345,379  24,035,279 21,347,155    17,151,815    15,593,693  23,265,733

                                                                       LOOMIS
                                                                       SAYLES
                                                                      SMALL CAP
                                                                     SUB-ACCOUNT
                                                                     -----------
                                   1/1/02       1/1/03      1/1/04     5/2/94*       1/1/95        1/1/96      1/1/97
                                     TO           TO          TO         TO            TO            TO          TO
                                  12/31/02     12/31/03    12/31/04   12/31/94      12/31/95      12/31/96    12/31/97
                               -------------- ----------- ---------- ----------- --------------- ---------- -------------
Accumulation Unit Value at
 beginning of period..........        2.673        2.404       3.146      1.000         0.959         1.219       1.572
Accumulation Unit Value at
 end of period................        2.404        3.146       3.412      0.959         1.219         1.572       1.936
Number of Accumulation Units
 outstanding at end of period.   22,307,958   20,350,274  17,678,283  2,988,971    13,533,326    26,307,748  39,442,109

                                   1/1/98       1/1/99      1/1/00     1/1/01        1/1/02        1/1/03      1/1/04
                                     TO           TO          TO         TO            TO            TO          TO
                                  12/31/98     12/31/99    12/31/00   12/31/01      12/31/02      12/31/03    12/31/04
                               -------------- ----------- ---------- ----------- --------------- ---------- -------------
Accumulation Unit Value at
 beginning of period..........        1.936        1.878       2.441      2.535         2.280         1.764       2.375
Accumulation Unit Value at
 end of period................        1.878        2.441       2.535      2.280         1.764         2.375       2.728
Number of Accumulation Units
 outstanding at end of period.   40,318,239   32,700,400  39,281,394 31,036,981    24,037,246    20,108,467  16,931,561

                                    MFS                                                MFS
                                 INVESTORS                                       INVESTORS TRUST
                                   TRUST                                           SUB-ACCOUNT
                               SUB-ACCOUNT(5)                                      CLASS A(6)
                               --------------                                    ---------------
                                  7/2/01*       1/1/02      1/1/03     1/1/04       10/31/94*      1/1/95      1/1/96
                                     TO           TO          TO         TO            TO            TO          TO
                                  12/31/01     12/31/02    12/31/03   12/31/04      12/31/94      12/31/95    12/31/96
                               -------------- ----------- ---------- ----------- --------------- ---------- -------------
Accumulation Unit Value at
 beginning of period..........        0.898        0.833       0.656      0.788         1.000         0.997       1.227
Accumulation Unit Value at
 end of period................        0.833        0.656       0.788      0.866         0.997         1.227       1.415
Number of Accumulation Units
 outstanding at end of period.      311,202      743,289     835,828  1,323,979     1,736,189    10,987,597  20,107,324

                                   1/1/97       1/1/98      1/1/99     1/1/00        1/1/01        1/1/02      1/1/03
                                     TO           TO          TO         TO            TO            TO          TO
                                  12/31/97     12/31/98    12/31/99   12/31/00      12/31/01      12/31/02    12/31/02
                               -------------- ----------- ---------- ----------- --------------- ---------- -------------
Accumulation Unit Value at
 beginning of period..........        1.415        1.622       1.747      1.636         1.583         1.492       1.273
Accumulation Unit Value at
 end of period................        1.622        1.747       1.636      1.583         1.492         1.273       1.504
Number of Accumulation Units
 outstanding at end of period.   28,677,041   30,824,135  27,038,754 19,606,177    17,247,901    14,361,234  12,665,983

                                               FI VALUE
                                                LEADERS
                                              SUB-ACCOUNT
                                              -----------
                                   1/1/04      10/1/93*     1/1/94     1/1/95        1/1/96        1/1/97      1/1/98
                                     TO           TO          TO         TO            TO            TO          TO
                                  12/31/04     12/31/93    12/31/94   12/31/95      12/31/96      12/31/97    12/31/98
                               -------------- ----------- ---------- ----------- --------------- ---------- -------------
Accumulation Unit Value at
 beginning of period..........        1.503        1.105       1.132      1.103         1.486         1.731       2.279
Accumulation Unit Value at
 end of period................        1.492        1.132       1.103      1.486         1.731         2.279       2.799
Number of Accumulation Units
 outstanding at end of period.   12,220,963    3,359,317  16,092,325 21,168,965    26,104,465    30,306,103  35,514,558

                                                                                                            METLIFE STOCK
                                                                                                             INDEX SUB-
                                                                                                               ACCOUNT
                                                                                                            CLASS A(6)(7)
                                                                                                            -------------
                                   1/1/99       1/1/00      1/1/01     1/1/02        1/1/03        1/1/04      8/1/92*
                                     TO           TO          TO         TO            TO            TO          TO
                                  12/31/99     12/31/00    12/31/01   12/31/02      12/31/03      12/31/04    12/31/92
                               -------------- ----------- ---------- ----------- --------------- ---------- -------------
Accumulation Unit Value at
 beginning of period..........        2.799        3.019       2.825      2.399         1.906         2.387       1.592
Accumulation Unit Value at
 end of period................        3.019        2.825       2.399      1.906         2.387         2.678       1.644
Number of Accumulation Units
 outstanding at end of period.   35,663,197   29,466,287  23,927,806 17,850,173    14,261,808    11,794,230  21,583,607

--------
*  Date these Sub-accounts were first available.

                                 1/1/93     1/1/94       1/1/95        1/1/96     1/1/97        1/1/98        1/1/99
                                   TO         TO           TO            TO         TO            TO            TO
                                12/31/93   12/31/94     12/31/95      12/31/96   12/31/97      12/31/98      12/31/99
                               ---------- ---------- --------------- ---------- ----------- -------------- ------------
Accumulation Unit Value at
 beginning of period..........      1.644      1.780        1.775         2.398      2.898         3.788         4.781
Accumulation Unit Value at
 end of period................      1.780      1.775        2.398         2.898      3.788         4.781         5.678
Number of Accumulation Units
 outstanding at end of period. 11,017,884 14,282,355   15,539,609    15,623,253 15,874,978    15,292,906    15,111,062

                                                                                                  FI
                                                                                            INTERNATIONAL
                                                                                                STOCK
                                                                                            SUB-ACCOUNT(8)
                                                                                            --------------
                                 1/1/00     1/1/01       1/1/02        1/1/03     1/1/04      10/31/94*       1/1/95
                                   TO         TO           TO            TO         TO            TO            TO
                                12/31/00   12/31/01     12/31/02      12/31/03   12/31/04      12/31/94      12/31/95
                               ---------- ---------- --------------- ---------- ----------- -------------- ------------
Accumulation Unit Value at
 beginning of period..........      5.678      5.096        3.682         2.822      3.569         1.179         1.207
Accumulation Unit Value at
 end of period................      5.096      3.682        2.822         3.569      3.892         1.207         1.265
Number of Accumulation Units
 outstanding at end of period. 13,740,976 14,020,250   11,436,136     9,542,274  7,653,999     2,473,991     9,383,114

                                 1/1/96     1/1/97       1/1/98        1/1/99     1/1/00        1/1/01        1/1/02
                                   TO         TO           TO            TO         TO            TO            TO
                                12/31/96   12/31/97     12/31/98      12/31/99   12/31/00      12/31/01      12/31/02
                               ---------- ---------- --------------- ---------- ----------- -------------- ------------
Accumulation Unit Value at
 beginning of period..........      1.265      1.331        1.296         1.371      1.686         1.494         1.170
Accumulation Unit Value at
 end of period................      1.331      1.296        1.371         1.686      1.494         1.170         0.953
Number of Accumulation Units
 outstanding at end of period. 13,845,613 14,635,944   13,860,555    12,308,176 13,507,918    12,484,035    11,478,963

                                                        JENNISON
                                                         GROWTH                                            VIP OVERSEAS
                                                     SUB-ACCOUNT(13)                                       SUB-ACCOUNT
                                                     ---------------                                       ------------
                                 1/1/03     1/1/04      1/22/01*       1/1/02     1/1/03        1/1/04       10/1/93*
                                   TO         TO           TO            TO         TO            TO            TO
                                12/31/03   12/31/04     12/31/01      12/31/02   12/31/03      12/31/04      12/31/93
                               ---------- ---------- --------------- ---------- ----------- -------------- ------------
Accumulation Unit Value at
 beginning of period..........      0.953      1.203        0.753         0.494      0.346         0.430         1.458
Accumulation Unit Value at
 end of period................      1.203      1.403        0.494         0.346      0.430         0.445         1.532
Number of Accumulation Units
 outstanding at end of period.  9,688,303  7,713,228    2,569,263     2,363,367  2,208,850     1,342,940    10,878,551

                                 1/1/94     1/1/95       1/1/96        1/1/97     1/1/98        1/1/99        1/1/00
                                   TO         TO           TO            TO         TO            TO            TO
                                12/31/94   12/31/95     12/31/96      12/31/97   12/31/98      12/31/99      12/31/00
                               ---------- ---------- --------------- ---------- ----------- -------------- ------------
Accumulation Unit Value at
 beginning of period..........      1.532      1.538        1.664         1.859      2.046         2.276         3.202
Accumulation Unit Value at
 end of period................      1.538      1.664        1.859         2.046      2.276         3.202         2.556
Number of Accumulation Units
 outstanding at end of period. 43,034,544 41,273,183   44,846,316    45,289,247 40,546,153    36,251,177    33,830,970

                                                                                VIP EQUITY-
                                                                                  INCOME
                                                                                SUB-ACCOUNT
                                                                                -----------
                                 1/1/01     1/1/02       1/1/03        1/1/04    10/1/93*       1/1/94        1/1/95
                                   TO         TO           TO            TO         TO            TO            TO
                                12/31/01   12/31/02     12/31/03      12/31/04   12/31/93      12/31/94      12/31/95
                               ---------- ---------- --------------- ---------- ----------- -------------- ------------
Accumulation Unit Value at
 beginning of period..........      2.556      1.987        1.563         2.211      1.980         1.992         2.104
Accumulation Unit Value at
 end of period................      1.987      1.563        2.211         2.479      1.992         2.104         2.804
Number of Accumulation Units
 outstanding at end of period. 26,663,772 21,187,687   17,591,860    14,387,457  5,649,743    25,852,849    38,010,655

                                 1/1/96     1/1/97       1/1/98        1/1/99     1/1/00        1/1/01        1/1/02
                                   TO         TO           TO            TO         TO            TO            TO
                                12/31/96   12/31/97     12/31/98      12/31/99   12/31/00      12/31/01      12/31/02
                               ---------- ---------- --------------- ---------- ----------- -------------- ------------
Accumulation Unit Value
 at beginning of period.......      2.804      3.162        3.996         4.401      4.617         4.939         4.631
Accumulation Unit Value
 at end of period.............      3.162      3.996        4.401         4.617      4.939         4.631         3.794
Number of Accumulation
 Units outstanding at end of
 period....................... 44,037,798 45,104,192   42,926,506    37,676,846 28,617,928    24,545,075    19,947,966

--------
*  Date these Sub-accounts were first available.

                                                             LEHMAN
                                                            BROTHERS                                                JANUS
                                                            AGGREGATE                                            AGGRESSIVE
                                                           BOND INDEX                                              GROWTH
                                                           SUB-ACCOUNT                                         SUB-ACCOUNT(16)
                                                           -----------                                         ---------------
                                   1/1/03        1/1/04     01/22/01*    1/1/02        1/1/03        1/1/04       05/01/01*
                                     TO            TO          TO          TO            TO            TO            TO
                                  12/31/03      12/31/04    12/31/01    12/31/02      12/31/03      12/31/04      12/31/01
                               --------------- ----------- ----------- ----------- --------------- ----------- ---------------
Accumulation Unit Value
 at beginning of period.......        3.794         4.879       1.077       1.131         1.226         1.251             1
Accumulation Unit Value
 at end of period.............        4.879         5.368       1.131       1.226         1.251         1.281         0.775
Number of Accumulation
 Units outstanding at end of
 period.......................   16,865,067    13,982,830   2,019,440   5,543,843     4,465,718     3,813,153       344,674

                                                                         METLIFE
                                                                       STOCK INDEX
                                                                       SUB-ACCOUNT
                                                                       CLASS B(9)
                                                                       -----------
                                   1/1/02        1/1/03      1/1/04     01/22/01*      1/1/02        1/1/03        1/1/04
                                     TO            TO          TO          TO            TO            TO            TO
                                  12/31/02      12/31/03    12/31/04    12/31/01      12/31/02      12/31/03      12/31/04
                               --------------- ----------- ----------- ----------- --------------- ----------- ---------------
Accumulation Unit Value
 at beginning of period.......        0.775         0.529       0.678       4.150         3.528         2.697         3.402
Accumulation Unit Value
 at end of period.............        0.529         0.678       0.725       3.528         2.697         3.402         3.702
Number of Accumulation
 Units outstanding at end of
 period.......................      566,433       581,098     499,763     268,034       603,435       852,620       855,202

                                  BLACKROCK                                              FI
                                 INVESTMENT                                            MID CAP
                                    TRUST                                           OPPORTUNITIES
                               SUB-ACCOUNT(1)                                      SUB-ACCOUNT(10)
                               ---------------                                     ---------------
                                  05/01/01*      1/1/02      1/1/03      1/1/04        5/1/02*       1/1/03        1/1/04
                                     TO            TO          TO          TO            TO            TO            TO
                                  12/31/01      12/31/02    12/31/03    12/31/04      12/31/02      12/31/03      04/30/04
                               --------------- ----------- ----------- ----------- --------------- ----------- ---------------
Accumulation Unit Value
 at beginning of period.......        7.438         6.526       4.746       6.083         1.000         0.811         1.136
Accumulation Unit Value
 at end of period.............        6.526         4.746       6.083       6.637         0.811         1.136         1.126
Number of Accumulation
 Units outstanding at end of
 period.......................       31,594        39,946      80,379      65,779       163,429       765,033       900,393

                                     FI                                                METLIFE
                                   MID CAP                                             MID CAP
                                OPPORTUNITIES                                        STOCK INDEX
                               SUB-ACCOUNT(11)                                       SUB-ACCOUNT
                               ---------------                                     ---------------
                                  01/22/01*      1/1/02      1/1/03      1/1/04       01/22/01*      1/1/02        1/1/03
                                     TO            TO          TO          TO            TO            TO            TO
                                  12/31/01      12/31/02    12/31/03    12/31/04      12/31/01      12/31/02      12/31/03
                               --------------- ----------- ----------- ----------- --------------- ----------- ---------------
Accumulation Unit Value
 at beginning of period.......        2.599         1.552       1.085       1.437         1.036         1.031         0.863
Accumulation Unit Value
 at end of period.............        1.552         1.085       1.437       1.652         1.031         0.863         1.146
Number of Accumulation
 Units outstanding at end of
 period.......................    1,630,351     1,138,071   1,239,384   1,530,755     1,448,527     2,232,301     2,512,009

                                                NEUBERGER                                           FRANKLIN
                                                 BERMAN                                             TEMPLETON
                                                 MID CAP                                            SMALL CAP
                                                  VALUE                                              GROWTH
                                               SUB-ACCOUNT                                         SUB-ACCOUNT
                                               -----------                                         -----------
                                   1/1/04       05/01/01*    1/1/02      1/1/03        1/1/04       05/01/01*      1/1/02
                                     TO            TO          TO          TO            TO            TO            TO
                                  12/31/04      12/31/01    12/31/02    12/31/03      12/31/04      12/31/01      12/31/02
                               --------------- ----------- ----------- ----------- --------------- ----------- ---------------
Accumulation Unit Value
 at beginning of period.......        1.146         1.542       1.503       1.336         1.795             1         0.880
Accumulation Unit Value
 at end of period.............       1. 308         1.503       1.336       1.795         2.171         0.880         0.625
Number of Accumulation
 Units outstanding at end of
 period.......................    2,683,144       245,461   2,012,000   1,750,230     3,099,203       609,228     1,263,448

--------
*  Date these Sub-accounts were first available.

                                                                                                                  BLACKROCK
                                                             RUSSELL                                              STRATEGIC
                                                           2000 INDEX                                               VALUE
                                                           SUB-ACCOUNT                                          SUB-ACCOUNT(1)
                                                          -------------                                         --------------
                                 1/1/03        1/1/04       01/22/01*     1/1/02      1/1/03        1/1/04        01/22/01*
                                   TO            TO            TO           TO          TO            TO              TO
                                12/31/03      12/31/04      12/31/01     12/31/02    12/31/03      12/31/04        12/31/01
                               ----------- -------------- ------------- ----------- ----------- --------------- --------------
Accumulation Unit Value
 at beginning of period.......      0.625         0.891         1.203        1.186       0.929         1.336           1.234
Accumulation Unit Value at
 end of period................      0.891         0.977         1.186        0.929       1.336         1.548           1.401
Number of Accumulation
 Units outstanding at end of
 period.......................  1,909,751     1,713,731     1,046,199    1,956,327   3,302,678    12,076,094      11,264,904

                                                                          MORGAN
                                                                          STANLEY
                                                                        EAFE/INDEX
                                                                        SUB-ACCOUNT
                                                                        -----------
                                 1/1/02        1/1/03        1/1/04      01/22/01*    1/1/02        1/1/03          1/1/04
                                   TO            TO            TO           TO          TO            TO              TO
                                12/31/02      12/31/03      12/31/04     12/31/01    12/31/02      12/31/03        12/31/04
                               ----------- -------------- ------------- ----------- ----------- --------------- --------------
Accumulation Unit Value
 at beginning of period.......      1.401         1.087         1.611        1.102       0.853         0.700           0.948
Accumulation Unit Value at
 end of period................      1.087         1.611         1.833        0.853       0.700         0.948           1.116
Number of Accumulation
 Units outstanding at end of
 period....................... 13,358,433    12,946,787     3,128,640      641,779   1,349,943     1,681,173       2,023,819

                               LORD ABBETT                                             PIMCO
                                  BOND                                                 TOTAL
                                DEBENTURE                                             RETURN
                               SUB-ACCOUNT                                          SUB-ACCOUNT
                               -----------                                          -----------
                                05/01/01*      1/1/02        1/1/03       1/1/04     05/01/01*      1/1/02          1/1/03
                                   TO            TO            TO           TO          TO            TO              TO
                                12/31/01      12/31/02      12/31/03     12/31/04    12/31/01      12/31/02        12/31/03
                               ----------- -------------- ------------- ----------- ----------- --------------- --------------
Accumulation Unit Value
 at beginning of period.......      1.389         1.375         1.349        1.585       1.001         1.054           1.137
Accumulation Unit Value at
 end of period................      1.375         1.349         1.585        1.692       1.054         1.137           1.170
Number of Accumulation
 Units outstanding at end of
 period.......................    199,974       841,031     1,736,428    1,823,231   1,887,995    12,468,313      11,969,667

                                           T. ROWE PRICE                                          RCM GLOBAL
                                           MID-CAP GROWTH                                         TECHNOLOGY
                                            SUB-ACCOUNT                                         SUB-ACCOUNT(14)
                                           --------------                                       ---------------
                                 1/1/04      05/01/01*       1/1/02       1/1/03      1/1/04                        1/1/02
                                   TO            TO            TO           TO          TO       05/01/01* TO         TO
                                12/31/04      12/31/01      12/31/02     12/31/03    12/31/04      12/31/01        12/31/02
                               ----------- -------------- ------------- ----------- ----------- --------------- --------------
Accumulation Unit Value
 at beginning of period.......      1.170         0.981         0.824        0.455       0.613         0.823           0.610
Accumulation Unit Value at
 end of period................      1.212         0.824         0.455        0.613       0.713         0.610           0.296
Number of Accumulation
 Units outstanding at end of
 period....................... 10,308,470       822,978     1,945,971    3,614,693   4,658,094       176,284         314,143

                                                                                                                   AMERICAN
                                                          MFS RESEARCH                                              FUNDS
                                                          INTERNATIONAL                                          GROWTH FUND
                                                           SUB-ACCOUNT                                           SUB-ACCOUNT
                                                          -------------                                         --------------
                                 1/1/03        1/1/04       05/01/01*     1/1/02      1/1/03        1/1/04        05/01/01*
                                   TO            TO            TO           TO          TO            TO              TO
                                12/31/03      12/31/04      12/31/01     12/31/02    12/31/03      12/31/04        12/31/01
                               ----------- -------------- ------------- ----------- ----------- --------------- --------------
Accumulation Unit Value at
 beginning of period..........      0.296         0.461         0.972        0.848       0.738         0.962          13.039
Accumulation Unit Value at
 end of period................      0.461         0.435         0.848        0.738       0.962         1.134          11.078
Number of Accumulation
 Units outstanding at end of
 period.......................  1,825,498     1,483,587       262,000      481,522     928,006     1,446,531         261,891

--------
*  Date these Sub-accounts were first available.

                                                                               AMERICAN
                                                                                 FUNDS
                                                                                GROWTH-
                                                                                INCOME
                                                                              SUB-ACCOUNT
                                                                             -------------
                                   1/1/02          1/1/03         1/1/04       05/01/01*       1/1/02        1/1/03      1/1/04
                                     TO              TO             TO            TO             TO            TO          TO
                                  12/31/02        12/31/03       12/31/04      12/31/01       12/31/02      12/31/03    12/31/04
                               --------------- -------------- -------------- ------------- -------------- ------------- ---------
Accumulation Unit Value at
 beginning of period..........      11.078           8.236         11.089          8.544         8.240          6.622       8.630
Accumulation Unit Value at
 end of period................       8.236          11.089         12.276          8.240         6.622          8.630       9.374
Number of Accumulation
 Units outstanding at end of
 period.......................     986,402       1,552,153      1,588,660        315,481       999,190      1,454,819   1,495,376

                               AMERICAN FUNDS                                                BLACKROCK
                                GLOBAL SMALL                                                 LARGE CAP
                               CAPITALIZATION                                                  VALUE
                                 SUB-ACCOUNT                                               SUB-ACCOUNT(1)
                               ---------------                                             --------------
                                  05/01/01*        1/1/02         1/1/03        1/1/04        5/1/02*        1/1/03      1/1/04
                                     TO              TO             TO            TO             TO            TO          TO
                                  12/31/01        12/31/02       12/31/03      12/31/04       12/31/02      12/31/03    12/31/04
                               --------------- -------------- -------------- ------------- -------------- ------------- ---------
Accumulation Unit Value at
 beginning of period..........       1.479           1.345          1.071          1.619         1.000          0.793       1.059
Accumulation Unit Value at
 end of period................       1.345           1.071          1.619          1.926         0.793          1.059       1.184
Number of Accumulation
 Units outstanding at end of
 period.......................     284,714       1,031,114      1,421,682      2,017,792        73,924        374,652     813,927

                               HARRIS OAKMARK                                   HARRIS
                                  LARGE CAP                                     OAKMARK
                                    VALUE                                    INTERNATIONAL
                                 SUB-ACCOUNT                                  SUB-ACCOUNT
                               ---------------                               -------------
                                   5/1/02*         1/1/03         1/1/04        5/1/02*        1/1/03        1/1/04
                                     TO              TO             TO            TO             TO            TO
                                  12/31/02        12/31/03       12/31/04      12/31/02       12/31/03      12/31/04
                               --------------- -------------- -------------- ------------- -------------- -------------
Accumulation Unit Value at
 beginning of period..........       1.186           0.973          1.203          1.060         0.884          1.179
Accumulation Unit Value at
 end of period................       0.973           1.203          1.321          0.884         1.179          1.404
Number of Accumulation
 Units outstanding at end of
 period.......................     793,465       2,130,663      2,319.472          8,900       952,956      2,168,632

                                   MET/AIM                                      MET/AIM
                                   MID CAP                                     SMALL CAP
                                 CORE EQUITY                                    GROWTH
                                 SUB-ACCOUNT                                  SUB-ACCOUNT
                               ---------------                               -------------
                                   5/1/02*         1/1/03         1/1/04        5/1/02*        1/1/03        1/1/04
                                     TO              TO             TO            TO             TO            TO
                                  12/31/02        12/31/03       12/31/04      12/31/02       12/31/03      12/31/04
                               --------------- -------------- -------------- ------------- -------------- -------------
Accumulation Unit Value at
 beginning of period..........       1.140           0.967          1.204          1.122         0.848          1.162
Accumulation Unit Value at
 end of period................       0.967           1.204          1.359          0.848         1.162          1.220
Number of Accumulation
 Units outstanding at end of
 period.......................     418,397         749,950        752,154        556,582     1,320,114        802,132

                                                                                                            NEUBERGER
                                                 BLACKROCK                   T. ROWE PRICE T. ROWE PRICE     BERMAN
                                 OPPENHEIMER     AGGRESSIVE     BLACKROCK      LARGE CAP     SMALL CAP     REAL ESTATE
                                GLOBAL EQUITY      GROWTH      DIVERSIFIED      GROWTH         GROWTH      SUB-ACCOUNT
                               SUB-ACCOUNT(12) SUB-ACCOUNT(1) SUB-ACCOUNT(1)  SUB-ACCOUNT   SUB-ACCOUNT   (CLASS B)(15)
                               --------------- -------------- -------------- ------------- -------------- -------------
                                   5/1/04*        5/1/04*        5/1/04*        5/1/04*       5/1/04*        5/3/04
                                     TO              TO             TO            TO             TO            TO
                                  12/31/04        12/31/04       12/31/04      12/31/04       12/31/04      12/31/04
                               --------------- -------------- -------------- ------------- -------------- -------------
Accumulation Unit Value at
 beginning of period..........      12.799          33.837         35.648         11.198        12.426          9.999
Accumulation Unit Value at
 end of period................      14.768          37.527         38.475         12.138        13.252         12.838
Number of Accumulation
 Units outstanding at end of
 period.......................       7.408           1.917          3.016         15.970         1.999        124,242

--------
  *Date these Sub-accounts were first available.

/(1)/Effective January 31, 2005, State Street Research Money Market Portfolio changed its name to BlackRock Money Market Portfolio; State Street Research Bond Income Portfolio changed its name to BlackRock Bond Income Portfolio; State Street

   Research Diversified Portfolio changed its name to BlackRock Diversified Portfolio; State Street Research Large Cap Value Portfolio changed its name to BlackRock Large Cap Value Portfolio; State Street Research Investment Portfolio changed is name to BlackRock Investment Trust Portfolio; State Street Research Aurora Portfolio changed its name to BlackRock Strategic Value Portfolio; State Street Research Large Cap Growth Portfolio changed its name to BlackRock Legacy Large Cap Growth Portfolio; and State Street Research Aggressive Growth Portfolio changed its name to BlackRock Aggressive Growth Portfolio, and BlackRock Advisors, Inc. replaced State Street Research & Management Company as Subadviser.


 /(2)/For Contracts issued prior to May 1, 1995, and for Contracts in the annuity phase issued on and after May 1, 1995 the MFS Total Return Sub-account Class A is available.


 /(3)/Previously, the Balanced Sub-account. On April 30, 2004, the Balanced
      Portfolio merged into the MFS Total Return Portfolio. For Contracts issued on and after May 1, 1995, the MFS Total Return Portfolio Class E is available during the accumulation phase.




 /(4)/Previously, the Capital Growth Sub-account. Effective May 1, 2002, the
      Zenith Equity Portfolio of the New England Zenith Fund changed its investment objective and policies and became a "fund of funds" that invests equally in three other series of the Zenith Fund. On or about April 28, 2003, these series of the Zenith Fund were reorganized into newly established portfolios of the Metropolitan Fund.


 /(5)/Previously, the MFS Research Managers Sub-account. On April 30, 2004, the
      MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio.


 /(6)/For Contracts issued prior to May 1, 1995, and Contracts in the annuity phase issued on and after May 1, 1995 the MetLife Stock Index Sub-account Class A is available.


 /(7)/Previously, the Westpeak Stock Index Sub-account. On April 27, 2001, the
      MetLife Stock Index Portfolio--Class A was substituted for the Westpeak Stock Index Series of the New England Zenith Fund. Information shown for the MetLife Stock Index Sub-account Class A reflects the accumulation unit value history of the Westpeak Stock Index Sub-account through the date of the substitution.




 /(8)/Previously, the Morgan Stanley International Magnum Equity Sub-account.
      On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series of the New England Zenith Fund, which is no longer available for investment under the Contract. The information shown for the FI International Stock Sub-account, formerly Putnam International Stock Portfolio, reflects the accumulation unit value history of the Morgan Stanley International Magnum Equity Sub-account through the date of the substitution.




 /(9)/For Contracts issued on and after May 1, 1995, the MetLife Stock Index
      Portfolio Class B is available during the accumulation phase.


/(10)/Previously, the FI Mid Cap Opportunities Sub-account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.


/(11)/Previously, the Janus Mid Cap Sub-account. On April 30, 2004, the FI Mid
      Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-account reflects the accumulation unit value history of the Janus Mid Cap Sub-account through the date of the merger. Information shown for the FI Mid Cap Opportunities Sub-account (formerly Janus Mid Cap Sub-account) reflects unit value history of the Janus Mid Cap Sub-account through the date of the merger.




/(12)/Effective May 1, 2005, Scudder Global Equity Portfolio changed its name to Oppenheimer Global Equity Portfolio and OppenheimerFunds, Inc. replaced Deutsche Investment Management Americas, Inc. as Subadviser.


/(13)/On or about April 29, 2005, The Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged that date merged with and into the Jennison Growth Portfolio.


/(14)/Effective May 1, 2005, PIMCO PEA Innovation Subaccount changed its name to RCM Global Technology Subaccount. Effective January 15, 2005, RMC Capital Management LLC replaced PEA Capital LLC as Adviser (Subadviser).


/(15)/Effective May 1, 2005, Neuberger Partners Mid Cap Value Subaccount changed its name to Neuberger Mid Cap Value Subaccount.


/(16)/Previously, the Janus Growth Subaccount. On April 28, 2003, the Janus
      Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-account is based on the May 1, 2001 inception date of the Janus Growth Sub-account and reflects the accumulation unit value history of the Janus Growth Sub-account through the date of the merger.


   Information on units and unit values is useful because they affect the calculation of Contract Values. The value of a Contract is determined by multiplying the number of Accumulation Units in each sub-account credited to the Contract by the Accumulation Unit Value of the sub-account. The Accumulation Unit Value of a sub-account depends in part on the net investment experience of the Eligible Fund in which it invests. See "Contract Value and Accumulation Unit Value" for more information.

                                  PREMIUM TAX

   Premium tax rates are subject to change. At present the Company pays premium taxes in the following jurisdictions at the rates shown.

                         CONTRACTS USED WITH TAX
          JURISDICTION  QUALIFIED RETIREMENT PLANS ALL OTHER CONTRACTS
          ------------  -------------------------- -------------------
          California...            0.50%*                 2.35%
          Maine........              --                   2.00%
          Nevada.......              --                   3.50%
          Puerto Rico..            1.00%                  1.00%
          South Dakota.              --                   1.25%
          West Virginia            1.00%                  1.00%
          Wyoming......              --                   1.00%

--------
* Contracts sold to (S)408(a) IRA Trusts are taxed at 2.35%.

   See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect the Contracts.

                               TABLE OF CONTENTS

                                    OF THE

                      STATEMENT OF ADDITIONAL INFORMATION

                            FOR ZENITH ACCUMULATOR



                                                                    PAGE
                                                                    -----
       HISTORY.....................................................  II-3
       SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS.  II-3
       INVESTMENT ADVICE...........................................  II-3
       DISTRIBUTION OF THE CONTRACTS...............................  II-5
       CALCULATION OF PERFORMANCE DATA.............................  II-6
       CALCULATION OF YIELDS.......................................  II-7
       NET INVESTMENT FACTOR.......................................  II-8
       ANNUITY PAYMENTS............................................  II-9
       HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS........ II-10
       HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS.......... II-11
       TAX STATUS OF THE CONTRACTS................................. II-11
       EXPERTS..................................................... II-12
       LEGAL MATTERS............................................... II-12
       FINANCIAL STATEMENTS FOR THE NEW ENGLAND VARIABLE ACCOUNT...  FF-1
       FINANCIAL STATEMENTS FOR METROPOLITAN LIFE INSURANCE COMPANY   F-1





   If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box below and mail to:



   New England Securities Corporation


   501 Boylston Street


   Boston, Massachusetts 02116



       [_]Zenith Accumulator -- The New England Variable Account


       [_]Metropolitan Series Fund, Inc.


       [_]Met Investors Series Trust


       [_]American Funds Insurance Series


       [_]Variable Insurance Products Fund


       [_]My current address is:



                         ---------------   Name    ---
                         Contract Number

                         ---------------   Address ---
                            Signature
                                                   ---
                                                   Zip

                       THE NEW ENGLAND VARIABLE ACCOUNT

                              ZENITH ACCUMULATOR

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION
                                   (PART B)


                                  MAY 1, 2005



   This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated April 30, 1999 (as annually supplemented) and should be read in conjunction therewith. A copy of the Prospectus dated April 30, 1999, the supplement dated May 1, 2005, and any previous supplements may be obtained by writing to New England Securities Corporation ("New England Securities") 501 Boylston Street, Boston, Massachusetts 02116.





VA-410-05

                               TABLE OF CONTENTS


                                                                    PAGE
                                                                    -----
       HISTORY.....................................................  II-3
       SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS.  II-3
       INVESTMENT ADVICE...........................................  II-3
       DISTRIBUTION OF THE CONTRACTS...............................  II-5
       CALCULATION OF PERFORMANCE DATA.............................  II-6
       CALCULATION OF YIELDS.......................................  II-7
       NET INVESTMENT FACTOR.......................................  II-8
       ANNUITY PAYMENTS............................................  II-9
       HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS........ II-10
       HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS.......... II-11
       TAX STATUS OF THE CONTRACTS................................. II-11
       EXPERTS..................................................... II-12
       LEGAL MATTERS............................................... II-12
       FINANCIAL STATEMENTS FOR THE NEW ENGLAND VARIABLE ACCOUNT...  FF-1
       FINANCIAL STATEMENTS FOR METROPOLITAN LIFE INSURANCE COMPANY   F-1

                                    HISTORY


   The New England Variable Account (the "Variable Account") is a separate account of Metropolitan Life Insurance Company (the "Company"). The Variable Account was originally a separate account of New England Mutual Life Insurance Company, and became a separate account of the Company when New England Mutual Life Insurance Company merged with and into the Company on August 30, 1996. The Variable Account was not established until July 15, 1987. The Contracts were not available until September, 1988. Sales of the Contracts have been discontinued. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.


          SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS


   The Company maintains the books and records of the Variable Account and provides issuance and other administrative services for the Contracts.



   Deloitte & Touche LLP, located at 201 East Kennedy Boulevard, Tampa, Florida 33602, conducts an annual audit of the Variable Account's financial statements.




                               INVESTMENT ADVICE

   The Variable Account invests in the Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Met Investors Series Trust, and other unaffiliated open-end management investment companies that serve as investment vehicles for variable life and variable annuity separate accounts. MetLife Advisers, LLC ("MetLife Advisers") and Met Investors Advisory LLC ("Met Investors Advisory"), as the Advisers to the Metropolitan Fund and the Met Investors Series Trust, respectively, may, from time to time, replace the subadviser of a Portfolio with a new subadviser. A number of subadviser changes have been made with respect to the Portfolios in which the Variable Account invests.

   MetLife Advisers (formerly known as New England Investment Management, Inc. which was formerly known as TNE Advisers, Inc.) became the investment Adviser to the Portfolios of the Metropolitan Fund on May 1, 2001. Prior to May 1, 2001, Metropolitan Life Insurance Company was the investment Adviser for all Portfolios of the Metropolitan Fund.


   MetLife Advisers was also the investment Adviser to each of the Series of the New England Zenith Fund ("Zenith Fund") until May 1, 2003, the date on which each Series became a Portfolio of the Metropolitan Fund. MetLife Advisers had been the Adviser to all Series of the Zenith Fund since 1994, with the following exceptions: in the case of the Back Bay Advisors Money Market Series (formerly known as the State Street Research Money Market Portfolio, currently known as BlackRock Money Market Portfolio), the Back Bay Advisors Bond Income Series (formerly known as the State Street Research Bond Income Portfolio currently known as the BlackRock Bond Income Portfolio), the Westpeak Value Growth Series (formerly, the Westpeak Growth and Income Series, which was formerly known as the FI Structured Equity Portfolio and currently known as the FI Value Leaders Portfolio), the Loomis Sayles Small Cap Series and the Loomis Sayles Avanti Growth Series (currently known as the Harris Oakmark Focused Value Portfolio), MetLife Advisers became the Adviser on May 1, 1995; in the case of the Capital Growth Series (currently known as the Zenith Equity Portfolio), MetLife Advisers became the Adviser on May 1, 2001.



   Met Investors Advisory (formerly known as Met Investors Advisory Corp., which was formerly known as Security First Investment Management) became the Investment Adviser for the Portfolios of the Met Investors Series Trust on February 12, 2001.


   The following is the subadviser history of the Metropolitan Fund Portfolios that, prior to May 1, 2003, were Series of the Zenith Fund:


   The subadviser to the FI Value Leaders Portfolio (formerly, the FI Structured Equity Portfolio, which was formerly the Westpeak Growth and Income Series, which was formerly the Westpeak Value Growth Series) was

Westpeak Investment Advisors, L.P. until May 1, 2002, when Fidelity Management & Research Company became the subadviser. The subadviser to the BlackRock Money Market Portfolio (formerly, the State Street Research Money Market Portfolio which was formerly the Back Bay Advisors Money Market Series) and the BlackRock Bond Income Portfolio (formerly, the State Street Research Bond Income Portfolio which was formerly the Back Bay Advisors Bond Income Series) was Back Bay Advisors, L.P. until July 1, 2001, when State Street Research & Management Company became the subadviser; BlackRock became the subadviser on January 31, 2005. The subadviser to the MFS Total Return Portfolio (formerly, the Back Bay Advisors Managed Series) was Back Bay Advisors, L.P. until July 1, 2001 when Massachusetts Financial Services Company became the subadviser. The subadviser to the Harris Oakmark Focused Value Portfolio (formerly, the Harris Oakmark Mid Cap Value Series, which was formerly the Goldman Sachs Midcap Value Series, which was formerly the Loomis Sayles Avanti Growth Series) was Loomis, Sayles and Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the subadviser; Harris Associates L.P. became the subadviser on May 1, 2000. The subadviser to the Balanced Portfolio (which merged into the MFS Total Return Portfolio of the Metropolitan Fund on April 30, 2004, and was formerly the Loomis Sayles Balanced Series) was Loomis, Sayles and Company, L.P. until May 1, 2000, when Wellington Management Company, LLP became the subadviser. The subadviser to the Westpeak Stock Index Series (which was replaced by the MetLife Stock Index Portfolio Class A on April 27, 2001, and was formerly known as the Stock Index Series) was Back Bay Advisors L.P. until August 1, 1993, when Westpeak Investment Advisors, L.P. became the subadviser. The subadviser to the BlackRock Legacy Large Cap Growth Portfolio (formerly, the State Street Research Large Cap Growth Portfolio which was formerly the Alger Equity Growth Portfolio) was Fred Alger Management, Inc. until May 1, 2004 when State Street Research & Management Company became the subadviser; BlackRock became the Subadviser on January 31, 2005.



   Prior to May 1, 2002, Capital Growth Management Limited Partnership was the subadviser to the Zenith Equity Portfolio. As of May 1, 2002, Capital Growth Management Limited Partnership ceased to be the subadviser to the Zenith Equity Portfolio and at that time, Zenith Equity Portfolio became a "fund of funds" that invests equally in three other Portfolios of the Metropolitan Fund: the FI Value Leaders Portfolio, the Jennison Growth Portfolio and the Capital Guardian U.S. Equity Portfolio. The subadvisers to these Portfolios are Fidelity Management & Research Company, Jennison Associates LLC and Capital Guardian Trust Company, respectively.



   On April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio of the Metropolitan Fund.


   The following is the subadviser history of the remaining Metropolitan Fund
Portfolios:


   Metropolitan Life Insurance Company became the subadviser to the Lehman Brothers(R) Aggregate Bond Index Portfolio, the MetLife Stock Index Portfolio, the MetLife Mid Cap Stock Index Portfolio, the Morgan Stanley EAFE(R) Index Portfolio and the Russell 2000(R) Index Portfolio on May 1, 2001. The subadviser to the FI International Stock Portfolio (formerly, the Putnam International Stock Portfolio, which was formerly the Santander International Stock Portfolio) was Santander Global Advisors, Inc. until January 24, 2000, when Putnam Investment Management, LLC became the subadviser until December 16, 2003, when Fidelity Research & Management became the subadviser. The subadviser to the Morgan Stanley International Magnum Equity Series (which was replaced by the Putnam International Stock Portfolio (currently known as the FI International Stock Portfolio) on December 1, 2000, and was formerly known as the Dracott International Equity Series) was Draycott Partners, Ltd. until May 1, 1997, when Morgan Asset Management Inc. became the subadviser.



   On April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio of the Met Investors Series Trust.



   On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio, which was immediately renamed the FI Mid Cap Opportunities Portfolio and prior to May 1, 2004, Janus Capital Management LLC was the subadviser to this Portfolio. Immediately following the merger, Fidelity Research & Management Company replaced Janus Capital Management LLC as the subadviser to the FI Mid Cap Opportunities Portfolio.

   The sub-adviser to the BlackRock Aggressive Growth Portfolio (formerly, the State Street Research Aggressive Growth Portfolio), the BlackRock Strategic Value Portfolio (formerly, the State Street Research Aurora Portfolio), the BlackRock Diversified Portfolio (formerly, the State Street Research Diversified Portfolio), the BlackRock Investment Trust Portfolio (formerly, the State Street Research Investment Trust Portfolio), and the BlackRock Large Cap Value Portfolio (formerly, the State Street Research Large Cap Value Portfolio) was State Street Research & Management Company until January 31, 2005, when BlackRock Advisors, Inc. became the sub-adviser. The sub-adviser to the Oppenheimer Global Equity Portfolio (formerly, the Scudder Global Equity Portfolio) was Deutsche Investment Management Americas Inc. until May 1, 2005 when OppenheimerFunds, Inc. became the sub-adviser. On or about April 29, 2005, the Met/Putnam Voyager Portfolio (formerly, the Putnam Large Cap Growth Portfolio) merged with and into the Jennison Growth Portfolio.


   The following is the Adviser (i.e., the "subadviser") history of the Met Investors Series Trust:

   The subadviser to the T. Rowe Price Mid-Cap Growth Portfolio (formerly, the MFS Mid Cap Growth Portfolio) was Massachusetts Financial Services Company until January 1, 2003, when T. Rowe Price Associates, Inc. became the subadviser. The subadviser to the Harris Oakmark International Portfolio (formerly, State Street Research Concentrated International Portfolio) was State Street Research & Management Company until December 31, 2002 and Harris Associates L.P. became the subadviser effective January 1, 2003.


   The sub-adviser to the RCM Global Technology Portfolio (formerly, the PIMCO PEA Innovation Portfolio), which was PEA Capital LLC until January 15, 2005 when RCM Global Adviser became the sub-adviser.


                         DISTRIBUTION OF THE CONTRACTS

   New England Securities Corporation ("Distributor") serves as principal underwriter for the Contracts. Distributor is a Massachusetts corporation organized in 1968 and an indirect, wholly owned subsidiary of the Company, and its home address is located at 501 Boylston Street, Boston, Massachusetts 02116. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Distributor offers the Contracts through its sales representatives. Distributor is not a member of the Securities Investor Protection Corporation. Distributor also may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Sales representatives are appointed as our insurance agents.

   Distributor received sales compensation with respect to the Contracts in the following amounts during the periods indicated:


                                        AGGREGATE AMOUNT OF COMMISSIONS
                   AGGREGATE AMOUNT OF   RETAINED BY DISTRIBUTOR AFTER
                   COMMISSIONS PAID TO PAYMENTS TO ITS REGISTERED PERSONS
       FISCAL YEAR    DISTRIBUTOR*             AND SELLING FIRMS
       ----------- ------------------- ----------------------------------
          2002....      $651,140                       $0
          2003....      $501,750                       $0
          2004....      $507,664                       $0


* Includes sales compensation paid to registered persons of Distributor.

   Distributor passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, under the distribution agreement with Distributor, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for Distributor's operating and other expenses.

                        CALCULATION OF PERFORMANCE DATA

                          AVERAGE ANNUAL TOTAL RETURN


   We may provide illustrations to show hypothetical Average Annual Total Returns for each Sub-Account based on the actual investment experience of the Sub-Accounts, the Metropolitan Fund, the Met Investors Series Trust, the American Funds Insurance Series and the Variable Insurance Products Fund. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. Average Annual Total Returns will be provided for a Sub-Account for 1, 5 and 10 years, or for a shorter period, if applicable.





   We base calculations of Average Annual Total Return on the assumption that a single investment of $1,000 was made at the beginning of each period. The returns do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the average annual total returns.



   The Average Annual Total Return is related to Surrender Value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each Sub-Account at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The total number of Units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value at the end of the last Contract Year covered by the period shown to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and by a factor that reflects the portion of the $30 Administration Contract Charge which would be deducted upon surrender at the end of the last Contract year in the period to arrive at the Surrender Value. The Average Annual Total Return is the annual compounded rate of return which would produce the Surrender Value on that date. In other words, the Average Annual Total Return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the Surrender Value at the end of the period. The Accumulation Unit Values used for this purpose reflect an average per unit charge for the $30 Administration Contract charge. The Average Annual Total Returns assume that no premium tax charge has been deducted.



   Sub-Account Average Annual Total Return, which is calculated in accordance with the SEC standardized formula, uses the inception date of the Sub-Account through which the Eligible Fund is available. Eligible Fund Total Return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund, and therefore may reflect periods prior to the availability of the corresponding Sub-Account under the Contract. For non-standard performance, if there is a partial year included in the reporting period, we reflect only a pro rata portion of the average per unit Administration Contract charge factor for that partial year. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.



   Certain portfolios of the Metropolitan Fund and Met Investors Series have been managed by different investment advisers or investment subadvisers. Accordingly, performance may reflect the management of previous advisers or subadvisers. For prior subadvisory history see "INVESTMENT ADVICE" on page II-3.




   As discussed in the prospectus in the section entitled "Investment Performance Information," the Variable Account may illustrate historical investment performance by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each Sub-Account of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the 10, 5 and 1 year periods and the year-to-date period ending with the date of the illustration. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual $30 Administration Contract Charge. The method of calculating the Percentage Change in Unit Value is described in the prospectus under "Investment Experience Information." The Annual Effective Rate of Return in these illustrations is calculated by dividing the Unit Value at the end of the period by the Unit Value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

   We may also show daily unit values for each Sub-Account in advertising and sales literature, including our website.

                             CALCULATION OF YIELDS

MONEY MARKET YIELD


From time to time, we may quote in advertisements and sales literature the current yield for the BlackRock Money Market Sub-account for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Eligible Fund or on its respective portfolio securities. The current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Sub-account value by the Sub-account value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Sub- account value reflects: (1) net income from the Eligible Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.35%) and (2) the annual $30 Administration Contract Charge. For purposes of calculating current yield for a Contract, an average per unit Administration Contract Charge is used.


The current yield will be calculated according to the following formula:

                    Current Yield = ((NCF-ES)/UV) x (365/7)

Where:

NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses for the hypothetical account for the 7-day period.

UV = the unit value on the first day of the 7-day period.




We may also quote the effective yield of the BlackRock Money Market Sub-account for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:


                 Effective Yield = (1 + ((NCF-ES)/UV))365/7-1

Where:

NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses of the hypothetical account for the 7-day period.

UV = the unit value for the first day of the 7-day period.




   Because of the charges and deductions imposed under the Contract, the yield for the BlackRock Money Market Sub-account will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the BlackRock Money Market Sub-account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the sub-account is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund's operating expenses. Yields on amounts held in the BlackRock Money Market Sub-account may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS


From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the Sub-accounts (other than the BlackRock Money Market Sub-account) for a Contract for a 30-day or one-month period. The annualized yield of a Sub-account refers to income generated by the Sub-account over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the Sub-account during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Eligible Fund attributable to the Sub-account units less sub-account expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.35%); and (2) the annual $30 Administration Contract Charge. For purposes of calculating the 30-day or one-month yield, an average per unit Administration Contract Charge is used. Based on the actual distribution of Contract sizes, we have assumed the average per unit Administration Contract Charge to be 0.087%.


The 30-day or one-month yield is calculated according to the following formula:

                  Yield = 2 x ((((NI-ES)/(U x UV)) + 1)/6-/1)

Where:

NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the Sub-account's units.

ES = expenses of the Sub-account for the 30-day or one-month period.

U = the average number of units outstanding.

UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.

Because of the charges and deductions imposed under the Contracts, the yield for a Sub-account will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the Sub-accounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Sub-account's actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.

                             NET INVESTMENT FACTOR

   The net investment factor ("Net Investment Factor") for each sub-account is determined on each day on which the New York Stock Exchange is open for trading as follows:

      (1) The net asset value per share of the Eligible Fund held in the sub-account determined as of the close of regular trading on the New York Stock Exchange on a particular day;

      (2) Plus the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

      (3) Is divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day; and

      (4) Finally, the daily charges for the Administration Asset Charge and Mortality and Expense Risk Charge that have accumulated since the close of regular trading on the New York Stock Exchange on the preceding trading day are subtracted. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" in the prospectus.) On an annual basis, the total deduction for such charges equals 1.35% of the daily net asset value of the Variable Account.

                               ANNUITY PAYMENTS

   At annuitization, the Contract Value is applied toward the purchase of monthly variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed interest rate selected,
(iii) the type of payment option selected, and (iv) the investment performance of the Eligible Fund selected.


   When a variable payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the basic payment level purchased by the Contract Value. We will fix the annuity payments in amount and duration by the annuity payment option selected, and by the age and sex of the Payee. For contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. The impact of the choice of option and the sex and age of the Payee on the level of annuity payments is described in the prospectus under "Amount of Variable Annuity Payments."


   The amount of the basic payment level is determined by applying the applicable annuity purchase rate to the amount applied from each sub-account to provide the annuity. This basic payment level is converted into annuity units, the number of which remains constant. Each monthly annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each sub-account will change from day to day depending upon the investment performance of the sub-account, which in turn depends upon the investment performance of the Eligible Fund in which the sub-account invests.

   The selection of an assumed interest rate ("Assumed Interest Rate") will affect both the basic payment level and the amount by which subsequent payments increase or decrease. The basic payment level is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Interest Rate. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Interest Rate, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Interest Rate, then the next payment will be smaller than the preceding payment. The definition of the Assumed Interest Rate, and the effect of the level of the Assumed Interest Rate on the amount of monthly payments is explained in the prospectus under "Amount of Variable Annuity Payments."

   The number of annuity units credited under a variable payment option is determined as follows:

      (1) The proceeds under a deferred Contract, or the net purchase payment under an immediate Contract (at such time as immediate Contracts may be made available), are applied at the Company's annuity purchase rates for the selected Assumed Interest Rate to determine the basic payment level. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Contingent Deferred Sales Charge, Administration Contract Charge and the amount of any outstanding loan plus accrued interest.)

      (2) The number of annuity units is determined by dividing the amount of the basic payment level by the applicable annuity unit value(s) next determined following the date of application of proceeds (in the case of a deferred Contract) or net purchase payment (in the case of an immediate Contract.)

   The dollar amount of the initial payment will be at the basic payment level. The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value which is determined at least 14 days before the payment is due.

   The value of an annuity unit for each Sub-account depends on the Assumed Interest Rate and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. The Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Mortality and Expense Risk Charge and Administration Asset Charge. (See "Net Investment Factor" above.)

   The annuity unit value for each Sub-account is equal to the corresponding annuity unit value for the sub-account previously determined multiplied by the applicable Net Investment Factor for that sub-account for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Interest Rate. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Interest Rate. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will decrease. At an Assumed Interest Rate of 3.5%, the Assumed Interest Factor is ..9999058. Assumed Interest Factors for other Assumed Interest Rates are computed on a consistent basis.

             HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

   We may provide illustrations to show how variable annuity payments under the Contract change with investment performance over an extended period of time. The illustrations show how monthly annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of return of up to 10%. One of the gross rates illustrated is 0%. The values would be different from those shown if the actual returns averaged the illustrated rates but fluctuated over and under those averages throughout the years.

   The illustrations reflect the Contract charges applicable to the Contract and take into account the Eligible Funds' management fees and other operating expenses. The monthly annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS".

   When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and an assumed interest rate of 3.5% per year. Thus, actual performance greater than 3.5% per year will result in increasing annuity income payments and actual performance less than 3.5% per year will result in decreasing annuity income payments. The Company offers alternative Assumed Interest Rates from which you may select. Fixed annuity income payments remain constant. Initial monthly annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.

   The illustrations show the monthly income payments for several hypothetical constant assumed interest rates. Of course, actual investment performance will not be constant and may be volatile. Actual monthly income amounts would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years. Upon request, and when you are considering an annuity income option, the Company will furnish a comparable illustration based on your individual circumstances.

   We may also illustrate the growth and value of a specified purchase payment or payments prior to annuitization based on hypothetical returns. In these illustrations we may use any assumed gross annual rate up to 12%.

              HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

   We may also provide illustrations to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, these tables use historical annual returns to illustrate that monthly annuity income payments vary over time based on fluctuations in annual returns.

   The illustrations reflect the daily charge to the sub-accounts for assuming mortality and expense risks, which is equivalent to an annual charge of .95% (1.20% for certain sub-accounts) and the daily administrative charge which is equivalent to an annual charge of .40%. The amounts shown in the table also take into account the actual Eligible Funds' management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The monthly annuity income payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS."


   The illustrations reflect the performance from the year of inception of the Selected Eligible Fund(s). The historical variable annuity income payments are based on an assumed interest rate. If the Assumed Interest Rate is 3.5%, then actual performance greater than 3.5% per year results in an increased annuity income payment and actual performance less than 3.5% per year results in a decreased annuity income payment. The Company offers an alternative Assumed Interest Rates (AIR) of 5%. An AIR of 3.5% will result in a lower initial payment than a 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 3.5% AIR. The illustrations are based on the current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.


   The illustrations show the amount of the first monthly payment for each year shown. During each year, the monthly payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds.

                          TAX STATUS OF THE CONTRACTS

   Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

   Diversification Requirements. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.


   Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.


   Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract (or on the death of, or change in, any primary annuitant where the Contract is owned by a non-natural person). Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

   The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

   Other rules may apply to Qualified Contracts.

                                    EXPERTS




   The financial statements of The New England Variable Account and Metropolitan Life Insurance Company (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in the method of accounting for certain non-traditional long duration contracts and separate accounts, and for embedded derivatives in certain insurance products as required by new accounting guidance which became effective on January 1, 2004 and October 1, 2003, respectively) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.


                                 LEGAL MATTERS


   Legal matters in connection with the Contracts described in this registration statement have been passed on by Marie C. Swift, Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington, D.C., has provided advice on certain matters relating to the Federal securities laws.



   The SEC requires the Eligible Funds' Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans, for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected sub-account(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE CONTRACT OWNERS OF
THE NEW ENGLAND VARIABLE ACCOUNT
AND THE BOARD OF DIRECTORS OF
METROPOLITAN LIFE INSURANCE COMPANY:

We have audited the accompanying statement of assets and liabilities of the Sub-Accounts (as disclosed in Note 1 to the financial statements) comprising The New England Variable Account (the "Separate Account") of Metropolitan Life Insurance Company ("Metropolitan Life") as of December 31, 2004 and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts comprising the Separate Account of Metropolitan Life as of December 31, 2004, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Certified Public Accountants
Tampa, FL

March 23, 2005

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2004



                                                                      STATE STREET RESEARCH STATE STREET RESEARCH      MFS
                                                        ZENITH EQUITY      BOND INCOME          MONEY MARKET       TOTAL RETURN
                                                         SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
                                                        ------------- --------------------- --------------------- ---------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
Zenith Equity Portfolio
 (674,195 Shares; cost $296,251,859)................... $257,529,174       $        --           $        --      $            --
State Street Research Bond Income Portfolio
 (601,229 Shares; cost $64,622,551)....................           --        68,371,783                    --                   --
State Street Research Money Market Portfolio
 (320,835 Shares; cost $32,083,490)....................           --                --            32,083,492                   --
MFS Total Return Portfolio
 (496,755 Shares; cost $73,718,149)....................           --                --                    --           73,426,827
Harris Oakmark Focused Value Portfolio
 (249,753 Shares; cost $40,489,263)....................           --                --                    --                   --
FI Value Leaders Portfolio
 (181,470 Shares; cost $35,881,163)....................           --                --                    --                   --
Loomis Sayles Small Cap Portfolio
 (210,569 Shares; cost $41,657,830)....................           --                --                    --                   --
Salomon Brothers U.S. Government Portfolio
 (1,082,574 Shares; cost $13,208,950)..................           --                --                    --                   --
State Street Research Large Cap Growth Portfolio
 (3,351,290 Shares; cost $89,599,367)..................           --                --                    --                   --
Davis Venture Value Portfolio
 (3,557,533 Shares; cost $86,490,358)..................           --                --                    --                   --
Salomon Brothers Strategic Bond Opportunities Portfolio
 (1,705,666 Shares; cost $19,323,662)..................           --                --                    --                   --
MFS Investors Trust Portfolio
 (125,151 Shares; cost $973,096).......................           --                --                    --                   --
FI International Stock Portfolio
 (947,731 Shares; cost $10,121,678)....................           --                --                    --                   --
Met/Putnam Voyager
 (127,378 Shares; cost $515,334).......................           --                --                    --                   --
FI Mid Cap Opportunities Portfolio
 (158,993 Shares; cost $2,115,897).....................           --                --                    --                   --
Russell 2000 Index Portfolio
 (350,780 Shares; cost $3,725,284).....................           --                --                    --                   --
MetLife Stock Index Portfolio
 (1,037,193 Shares; cost $32,480,675)..................           --                --                    --                   --
MetLife Mid Cap Stock Index Portfolio
 (261,218 Shares; cost $2,772,974).....................           --                --                    --                   --
Morgan Stanley EAFE Index Portfolio
 (177,572 Shares; cost $1,513,996).....................           --                --                    --                   --
Lehman Brothers Aggregate Bond Index Portfolio
 (461,349 Shares; cost $5,010,778).....................           --                --                    --                   --
Neuberger Berman Partners Mid Cap Value Portfolio
 (330,134 Shares; cost $5,328,225).....................           --                --                    --                   --
Franklin Templeton Small Cap Growth Portfolio
 (164,800 Shares; cost $1,342,233).....................           --                --                    --                   --
State Street Research Investment Trust Portfolio
 (16,402 Shares; cost $346,493)........................           --                --                    --                   --
                                                        ------------       -----------           -----------      ---------------
Total investments......................................  257,529,174        68,371,783            32,083,492           73,426,827
Cash and Accounts Receivable...........................        5,001                --                   425                1,061
                                                        ------------       -----------           -----------      ---------------
Total assets...........................................  257,534,175        68,371,783            32,083,917           73,427,888
LIABILITIES:
Due to Metropolitan Life Insurance Company.............           --               545                    --
                                                        ------------       -----------           -----------      ---------------
NET ASSETS............................................. $257,534,175       $68,371,238           $32,083,917      $    73,427,888
                                                        ============       ===========           ===========      ===============
Outstanding Units (In Thousands).......................       12,226            14,315                13,750               14,299
Unit Fair Values....................................... $      21.06       $      4.78           $      2.33      $4.25 to $41.49

                                                        HARRIS OAKMARK
                                                        FOCUSED VALUE
                                                         SUB-ACCOUNT
                                                        --------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
Zenith Equity Portfolio
 (674,195 Shares; cost $296,251,859)...................  $        --
State Street Research Bond Income Portfolio
 (601,229 Shares; cost $64,622,551)....................           --
State Street Research Money Market Portfolio
 (320,835 Shares; cost $32,083,490)....................           --
MFS Total Return Portfolio
 (496,755 Shares; cost $73,718,149)....................           --
Harris Oakmark Focused Value Portfolio
 (249,753 Shares; cost $40,489,263)....................   60,907,200
FI Value Leaders Portfolio
 (181,470 Shares; cost $35,881,163)....................           --
Loomis Sayles Small Cap Portfolio
 (210,569 Shares; cost $41,657,830)....................           --
Salomon Brothers U.S. Government Portfolio
 (1,082,574 Shares; cost $13,208,950)..................           --
State Street Research Large Cap Growth Portfolio
 (3,351,290 Shares; cost $89,599,367)..................           --
Davis Venture Value Portfolio
 (3,557,533 Shares; cost $86,490,358)..................           --
Salomon Brothers Strategic Bond Opportunities Portfolio
 (1,705,666 Shares; cost $19,323,662)..................           --
MFS Investors Trust Portfolio
 (125,151 Shares; cost $973,096).......................           --
FI International Stock Portfolio
 (947,731 Shares; cost $10,121,678)....................           --
Met/Putnam Voyager
 (127,378 Shares; cost $515,334).......................           --
FI Mid Cap Opportunities Portfolio
 (158,993 Shares; cost $2,115,897).....................           --
Russell 2000 Index Portfolio
 (350,780 Shares; cost $3,725,284).....................           --
MetLife Stock Index Portfolio
 (1,037,193 Shares; cost $32,480,675)..................           --
MetLife Mid Cap Stock Index Portfolio
 (261,218 Shares; cost $2,772,974).....................           --
Morgan Stanley EAFE Index Portfolio
 (177,572 Shares; cost $1,513,996).....................           --
Lehman Brothers Aggregate Bond Index Portfolio
 (461,349 Shares; cost $5,010,778).....................           --
Neuberger Berman Partners Mid Cap Value Portfolio
 (330,134 Shares; cost $5,328,225).....................           --
Franklin Templeton Small Cap Growth Portfolio
 (164,800 Shares; cost $1,342,233).....................           --
State Street Research Investment Trust Portfolio
 (16,402 Shares; cost $346,493)........................           --
                                                         -----------
Total investments......................................   60,907,200
Cash and Accounts Receivable...........................            4
                                                         -----------
Total assets...........................................   60,907,204
LIABILITIES:
Due to Metropolitan Life Insurance Company.............           --
                                                         -----------
NET ASSETS.............................................  $60,907,204
                                                         ===========
Outstanding Units (In Thousands).......................       17,850
Unit Fair Values.......................................  $      3.41

                       See Notes to Financial Statements

     FI       LOOMIS SAYLES SALOMON BROTHERS STATE STREET RESEARCH     DAVIS           SALOMON BROTHERS             MFS
VALUE LEADERS   SMALL CAP   U.S. GOVERNMENT    LARGE CAP GROWTH    VENTURE VALUE STRATEGIC BOND OPPORTUNITIES INVESTORS TRUST
 SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
------------- ------------- ---------------- --------------------- ------------- ---------------------------- ---------------

 $        --   $        --    $        --                $ --      $         --          $        --            $       --
          --            --             --                  --                --                   --                    --
          --            --             --                  --                --                   --                    --
          --            --             --                  --                --                   --                    --
          --            --             --                  --                --                   --                    --
  32,034,878            --             --                  --                --                   --                    --
          --    46,441,141             --                  --                --                   --                    --
          --            --     13,445,570                  --                --                   --                    --
          --            --             --          68,265,787                --                   --                    --
          --            --             --                  --       100,429,157                   --                    --
          --            --             --                  --                --           22,241,877                    --
          --            --             --                  --                --                   --             1,146,386
          --            --             --                  --                --                   --                    --
          --            --             --                  --                --                   --                    --
          --            --             --                  --                --                   --                    --
          --            --             --                  --                --                   --                    --
          --            --             --                  --                --                   --                    --
          --            --             --                  --                --                   --                    --
          --            --             --                  --                --                   --                    --
          --            --             --                  --                --                   --                    --
          --            --             --                  --                --                   --                    --
          --            --             --                  --                --                   --                    --
 -----------   -----------    -----------         -----------      ------------          -----------            ----------
  32,034,878    46,441,141     13,445,570          68,265,787       100,429,157           22,241,877             1,146,386
           4            --             --                  22                --                   --                    --
 -----------   -----------    -----------         -----------      ------------          -----------            ----------
  32,034,882    46,441,141     13,445,570          68,265,809       100,429,157           22,241,877             1,146,386
          --            39              7                  --                21                    1                    --
 -----------   -----------    -----------         -----------      ------------          -----------            ----------
 $32,034,882   $46,441,102    $13,445,563         $68,265,809      $100,429,136          $22,241,876            $1,146,386
 ===========   ===========    ===========         ===========      ============          ===========            ==========
      11,961        17,031          8,280              26,138            31,718               10,937                 1,324
 $      2.68   $      2.73    $      1.62               $2.61      $       3.17          $      2.03            $     0.87

STATE STREET RESEARCH         FI          MET/PUTNAM
  LARGE CAP GROWTH    INTERNATIONAL STOCK   VOYAGER
     SUB-ACCOUNT          SUB-ACCOUNT     SUB-ACCOUNT
--------------------- ------------------- -----------

            $ --          $        --      $     --
              --                   --            --
              --                   --            --
              --                   --            --
              --                   --            --
              --                   --            --
              --                   --            --
              --                   --            --
      68,265,787                   --            --
              --                   --            --
              --                   --            --
              --                   --            --
              --           10,898,902            --
              --                   --       603,773
              --                   --            --
              --                   --            --
              --                   --            --
              --                   --            --
              --                   --            --
              --                   --            --
              --                   --            --
              --                   --            --
     -----------          -----------      --------
      68,265,787           10,898,902       603,773
              22                   --             1
     -----------          -----------      --------
      68,265,809           10,898,902       603,774
              --                    3            --
     -----------          -----------      --------
     $68,265,809          $10,898,899      $603,774
     ===========          ===========      ========
          26,138                7,767         1,355
           $2.61          $      1.40      $   0.45

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2004


                                                         FI MID CAP     RUSSELL      METLIFE     METLIFE MID CAP MORGAN STANLEY
                                                        OPPORTUNITIES 2000 INDEX   STOCK INDEX     STOCK INDEX     EAFE INDEX
                                                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                                        ------------- ----------- -------------- --------------- --------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
Zenith Equity Portfolio
 (674,195 Shares; cost $296,251,859)...................  $       --   $       --  $           --   $       --      $       --
State Street Research Bond Income Portfolio
 (601,229 Shares; cost $64,622,551)....................          --           --              --           --              --
State Street Research Money Market Portfolio
 (320,835 Shares; cost $32,083,490)....................          --           --              --           --              --
MFS Total Return Portfolio
 (496,755 Shares; cost $73,718,149)....................          --           --              --           --              --
Harris Oakmark Focused Value Portfolio
 (249,753 Shares; cost $40,489,263)....................          --           --              --           --              --
FI Value Leaders Portfolio
 (181,470 Shares; cost $35,881,163)....................          --           --              --           --              --
Loomis Sayles Small Cap Portfolio
 (210,569 Shares; cost $41,657,830)....................          --           --              --           --              --
Salomon Brothers U.S. Government Portfolio
 (1,082,574 Shares; cost $13,208,950)..................          --           --              --           --              --
State Street Research Large Cap Growth Portfolio
 (3,351,290 Shares; cost $89,599,367)..................          --           --              --           --              --
Davis Venture Value Portfolio
 (3,557,533 Shares; cost $86,490,358)..................          --           --              --           --              --
Salomon Brothers Strategic Bond Opportunities Portfolio
 (1,705,666 Shares; cost $19,323,662)..................          --           --              --           --              --
MFS Investors Trust Portfolio
 (125,151 Shares; cost $973,096).......................          --           --              --           --              --
FI International Stock Portfolio
 (947,731 Shares; cost $10,121,678)....................          --           --              --           --              --
Met/Putnam Voyager
 (127,378 Shares; cost $515,334).......................          --           --              --           --              --
FI Mid Cap Opportunities Portfolio
 (158,993 Shares; cost $2,115,897).....................   2,553,430           --              --           --              --
Russell 2000 Index Portfolio
 (350,780 Shares; cost $3,725,284).....................          --    4,847,784              --           --              --
MetLife Stock Index Portfolio
 (1,037,193 Shares; cost $32,480,675)..................          --           --      33,394,871           --              --
MetLife Mid Cap Stock Index Portfolio
 (261,218 Shares; cost $2,772,974).....................          --           --              --    3,555,183              --
Morgan Stanley EAFE Index Portfolio
 (177,572 Shares; cost $1,513,996).....................          --           --              --           --       2,038,522
Lehman Brothers Aggregate Bond Index Portfolio
 (461,349 Shares; cost $5,010,778).....................          --           --              --           --              --
Neuberger Berman Partners Mid Cap Value Portfolio
 (330,134 Shares; cost $5,328,225).....................          --           --              --           --              --
Franklin Templeton Small Cap Growth Portfolio
 (164,800 Shares; cost $1,342,233).....................          --           --              --           --              --
State Street Research Investment Trust Portfolio
 (16,402 Shares; cost $346,493)........................          --           --              --           --              --
                                                         ----------   ----------  --------------   ----------      ----------
Total investments......................................   2,553,430    4,847,784      33,394,871    3,555,183       2,038,522
Cash and Accounts Receivable...........................           1            2               8           --               1
                                                         ----------   ----------  --------------   ----------      ----------
Total assets...........................................   2,553,431    4,847,786      33,394,879    3,555,183       2,038,523
LIABILITIES:
Due to Metropolitan Life Insurance Company.............          --           --              --           --              --
                                                         ----------   ----------  --------------   ----------      ----------
NET ASSETS.............................................  $2,553,431   $4,847,786  $   33,394,879   $3,555,183      $2,038,523
                                                         ==========   ==========  ==============   ==========      ==========
Outstanding Units (In Thousands).......................       1,542        3,134           8,622        2,718           1,827
Unit Fair Values.......................................  $     1.66   $     1.55  $3.70 to $3.89   $     1.31      $     1.12

                       See Notes to Financial Statements

  LEHMAN BROTHERS       NEUBERGER BERMAN    FRANKLIN TEMPLETON STATE STREET RESEARCH
AGGREGATE BOND INDEX PARTNERS MID CAP VALUE  SMALL CAP GROWTH    INVESTMENT TRUST
    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------- ---------------------- ------------------ ---------------------
     $       --            $       --           $       --           $     --
             --                    --                   --                 --
             --                    --                   --                 --
             --                    --                   --                 --
             --                    --                   --                 --
             --                    --                   --                 --
             --                    --                   --                 --
             --                    --                   --                 --
             --                    --                   --                 --
             --                    --                   --                 --
             --                    --                   --                 --
             --                    --                   --                 --
             --                    --                   --                 --
             --                    --                   --                 --
             --                    --                   --                 --
             --                    --                   --                 --
             --                    --                   --                 --
             --                    --                   --                 --
             --                    --                   --                 --
      5,014,859                    --                   --                 --
             --             6,771,044                   --                 --
             --                    --            1,692,500                 --
             --                    --                   --            440,067
     ----------            ----------           ----------           --------
      5,014,859             6,771,044            1,692,500            440,067
             --                     2                   --                 --
     ----------            ----------           ----------           --------
      5,014,859             6,771,046            1,692,500            440,067
             --                    --                    1                  1
     ----------            ----------           ----------           --------
     $5,014,859            $6,771,046           $1,692,499           $440,066
     ==========            ==========           ==========           ========
          3,913                 3,118                1,732                 66
     $     1.28            $     2.17           $     0.98           $   6.64

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2004


                                                             STATE STREET RESEARCH HARRIS OAKMARK  STATE STREET RESEARCH
                                                                LARGE CAP VALUE    LARGE CAP VALUE        AURORA
                                                                  SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                                             --------------------- --------------- ---------------------
ASSETS:
INVESTMENTS AT
 VALUE:
METROPOLITAN
 FUND--(CONTINUED)
State Street
 Research Large Cap
 Value
 Portfolio (79,770
 Shares; cost
 $821,398)..................................................       $963,618          $       --         $        --
Harris Oakmark
 Large Cap Value
 Portfolio (230,958
 Shares; cost
 $2,676,627)................................................             --           3,076,362                  --
State Street
 Research Aurora
 Portfolio (1,171,453
 Shares; cost
 $16,756,449)...............................................             --                  --          22,456,750
T. Rowe Price Large
 Cap Growth
 Portfolio (15,239
 Shares; cost
 $192,493)..................................................             --                  --                  --
T. Rowe Price Small
 Cap Growth
 Portfolio (1,971
 Shares; cost
 $26,257)...................................................             --                  --                  --
Scudder Global
 Equity
 Portfolio (8,390
 Shares; cost
 $104,737)..................................................             --                  --                  --
State Street
 Research
 Aggressive Growth
 Portfolio (3,696
 Shares; cost
 $67,226)...................................................             --                  --                  --
State Street
 Research
 Diversified
 Portfolio (7,385
 Shares; cost
 $108,212)..................................................             --                  --                  --
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("FIDELITY FUND")
VIP Equity-Income
 Portfolio (2,995,752
 Shares; cost
 $68,999,473)...............................................             --                  --                  --
VIP Overseas
 Portfolio (2,063,234
 Shares; cost
 $30,856,221)...............................................             --                  --                  --
MET INVESTORS
 SERIES TRUSTS
 ("MET INVESTORS
 FUND")
Lord Abbett Bond
 Debenture
 Portfolio (274,495
 Shares; cost
 $3,252,103)................................................             --                  --                  --
PIMCO Total Return
 Portfolio (1,110,549
 Shares; cost
 $12,667,514)...............................................             --                  --                  --
PIMCO PEA
 Innovation
 Portfolio (140,872
 Shares; cost
 $677,123)..................................................             --                  --                  --
T. Rowe Price
 Mid-Cap Growth
 Portfolio (445,016
 Shares; cost
 $2,595,888)................................................             --                  --                  --
MFS Research
 International
 Portfolio (143,369
 Shares; cost
 $1,316,647)................................................             --                  --                  --
Met/AIM Mid Cap
 Core Equity
 Portfolio (72,756
 Shares; cost
 $836,833)..................................................             --                  --                  --
Met/AIM Small Cap
 Growth
 Portfolio (77,001
 Shares; cost
 $762,466)..................................................             --                  --                  --
Harris Oakmark
 International
 Portfolio (213,255
 Shares; cost
 $2,561,587)................................................             --                  --                  --
Janus Aggressive
 Growth
 Portfolio (47,892
 Shares; cost
 $295,791)..................................................             --                  --                  --
Neuberger Berman
 Real Estate
 Portfolio (127,908
 Shares; cost
 $1,491,659)................................................             --                  --                  --
AMERICAN SERIES
 FUNDS ("AMERICAN
 FUND")
American Funds
 Growth
 Portfolio (382,555
 Shares; cost
 $15,166,635)...............................................             --                  --                  --
American Funds
 Growth-Income
 Portfolio (385,333
 Shares; cost
 $11,525,927)...............................................             --                  --                  --
American Funds
 Global Small
 Capitalization
 Portfolio (231,221
 Shares; cost
 $2,961,546)................................................             --                  --                  --
                                                                   --------          ----------         -----------
Total investments...........................................        963,618           3,076,362          22,456,750
Cash and Accounts
 Receivable.................................................             --                   1                  --
                                                                   --------          ----------         -----------
Total assets................................................        963,618           3,076,363          22,456,750
LIABILITIES:
Due to Metropolitan
 Life Insurance
 Company....................................................             --                  --                   8
                                                                   --------          ----------         -----------
NET ASSETS..................................................       $963,618          $3,076,363         $22,456,742
                                                                   ========          ==========         ===========
Outstanding Units
 (In Thousands).............................................            814               2,328              12,251
Unit Fair Values............................................       $   1.18          $     1.32         $      1.83

                                                              T. ROWE PRICE    T. ROWE PRICE
                                                             LARGE CAP GROWTH SMALL CAP GROWTH
                                                               SUB-ACCOUNT      SUB-ACCOUNT
                                                             ---------------- ----------------
ASSETS:
INVESTMENTS AT
 VALUE:
METROPOLITAN
 FUND--(CONTINUED)
State Street
 Research Large Cap
 Value
 Portfolio (79,770
 Shares; cost
 $821,398)..................................................     $     --         $    --
Harris Oakmark
 Large Cap Value
 Portfolio (230,958
 Shares; cost
 $2,676,627)................................................           --              --
State Street
 Research Aurora
 Portfolio (1,171,453
 Shares; cost
 $16,756,449)...............................................           --              --
T. Rowe Price Large
 Cap Growth
 Portfolio (15,239
 Shares; cost
 $192,493)..................................................      193,845              --
T. Rowe Price Small
 Cap Growth
 Portfolio (1,971
 Shares; cost
 $26,257)...................................................           --          26,493
Scudder Global
 Equity
 Portfolio (8,390
 Shares; cost
 $104,737)..................................................           --              --
State Street
 Research
 Aggressive Growth
 Portfolio (3,696
 Shares; cost
 $67,226)...................................................           --              --
State Street
 Research
 Diversified
 Portfolio (7,385
 Shares; cost
 $108,212)..................................................           --              --
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("FIDELITY FUND")
VIP Equity-Income
 Portfolio (2,995,752
 Shares; cost
 $68,999,473)...............................................           --              --
VIP Overseas
 Portfolio (2,063,234
 Shares; cost
 $30,856,221)...............................................           --              --
MET INVESTORS
 SERIES TRUSTS
 ("MET INVESTORS
 FUND")
Lord Abbett Bond
 Debenture
 Portfolio (274,495
 Shares; cost
 $3,252,103)................................................           --              --
PIMCO Total Return
 Portfolio (1,110,549
 Shares; cost
 $12,667,514)...............................................           --              --
PIMCO PEA
 Innovation
 Portfolio (140,872
 Shares; cost
 $677,123)..................................................           --              --
T. Rowe Price
 Mid-Cap Growth
 Portfolio (445,016
 Shares; cost
 $2,595,888)................................................           --              --
MFS Research
 International
 Portfolio (143,369
 Shares; cost
 $1,316,647)................................................           --              --
Met/AIM Mid Cap
 Core Equity
 Portfolio (72,756
 Shares; cost
 $836,833)..................................................           --              --
Met/AIM Small Cap
 Growth
 Portfolio (77,001
 Shares; cost
 $762,466)..................................................           --              --
Harris Oakmark
 International
 Portfolio (213,255
 Shares; cost
 $2,561,587)................................................           --              --
Janus Aggressive
 Growth
 Portfolio (47,892
 Shares; cost
 $295,791)..................................................           --              --
Neuberger Berman
 Real Estate
 Portfolio (127,908
 Shares; cost
 $1,491,659)................................................           --              --
AMERICAN SERIES
 FUNDS ("AMERICAN
 FUND")
American Funds
 Growth
 Portfolio (382,555
 Shares; cost
 $15,166,635)...............................................           --              --
American Funds
 Growth-Income
 Portfolio (385,333
 Shares; cost
 $11,525,927)...............................................           --              --
American Funds
 Global Small
 Capitalization
 Portfolio (231,221
 Shares; cost
 $2,961,546)................................................           --              --
                                                                 --------         -------
Total investments...........................................      193,845          26,493
Cash and Accounts
 Receivable.................................................           --              --
                                                                 --------         -------
Total assets................................................      193,845          26,493
LIABILITIES:
Due to Metropolitan
 Life Insurance
 Company....................................................            1              --
                                                                 --------         -------
NET ASSETS..................................................     $193,844         $26,493
                                                                 ========         =======
Outstanding Units
 (In Thousands).............................................           16               2
Unit Fair Values............................................     $  12.14         $ 13.25

                       See Notes to Financial Statements

   SCUDDER    STATE STREET RESEARCH STATE STREET RESEARCH      VIP          VIP      LORD ABBETT      PIMCO         PIMCO
GLOBAL EQUITY   AGGRESSIVE GROWTH        DIVERSIFIED      EQUITY-INCOME  OVERSEAS   BOND DEBENTURE TOTAL RETURN PEA INNOVATION
 SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
------------- --------------------- --------------------- ------------- ----------- -------------- ------------ --------------
  $     --           $    --              $     --         $        --  $        --   $       --   $        --     $     --
        --                --                    --                  --           --           --            --           --
        --                --                    --                  --           --           --            --           --
        --                --                    --                  --           --           --            --           --
        --                --                    --                  --           --           --            --           --
   109,401                --                    --                  --           --           --            --           --
        --            71,934                    --                  --           --           --            --           --
        --                --               118,381
        --                --                    --          76,002,224           --           --            --           --
        --                --                    --                  --   36,147,854           --            --           --
        --                --                    --                  --           --    3,442,167            --           --
        --                --                    --                  --           --           --    12,571,414           --
        --                --                    --                  --           --           --            --      645,196
        --                --                    --                  --           --           --            --
        --                --                    --                  --           --           --            --           --
        --                --                    --                  --           --           --            --           --
        --                --                    --                  --           --           --            --           --
        --                --                    --                  --           --           --            --           --
        --                --                    --                  --           --           --            --           --
        --                --                    --                  --           --           --            --           --
        --                --                    --                  --           --           --            --           --
        --                --                    --                  --           --           --            --           --
        --                --                    --                  --           --           --            --           --
  --------           -------              --------         -----------  -----------   ----------   -----------     --------
   109,401            71,934               118,381          76,002,224   36,147,854    3,442,167    12,571,414      645,196
         4                --                    --                  --            5            2            --           --
  --------           -------              --------         -----------  -----------   ----------   -----------     --------
   109,405            71,934               118,381          76,002,224   36,147,859    3,442,169    12,571,414      645,196
        --                 3                    --                  50           --           --            --           --
  --------           -------              --------         -----------  -----------   ----------   -----------     --------
  $109,405           $71,931              $118,381         $76,002,174  $36,147,859   $3,442,169   $12,571,414     $645,196
  ========           =======              ========         ===========  ===========   ==========   ===========     ========
         7                 2                     3              14,158       14,584        2,035        10,376        1,484
  $  14.77           $ 37.53              $  38.47         $      5.37  $      2.48   $     1.69   $      1.21     $   0.43

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2004


                                                             T. ROWE PRICE  MFS RESEARCH        MET/AIM           MET/AIM
                                                             MID-CAP GROWTH INTERNATIONAL MID CAP CORE EQUITY SMALL CAP GROWTH
                                                              SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                                             -------------- ------------- ------------------- ----------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN FUND--(CONTINUED)
State Street Research Large Cap Value Portfolio
 (79,770 Shares; cost $821,398).............................   $       --    $       --       $       --          $     --
Harris Oakmark Large Cap Value Portfolio
 (230,958 Shares; cost $2,676,627)..........................           --            --               --                --
State Street Research Aurora Portfolio
 (1,171,453 Shares; cost $16,756,449).......................           --            --               --                --
T. Rowe Price Large Cap Growth Portfolio
 (15,239 Shares; cost $192,493).............................           --            --               --                --
T. Rowe Price Small Cap Growth Portfolio
 (1,971 Shares; cost $26,257)...............................           --            --               --                --
Scudder Global Equity Portfolio
 (8,390 Shares; cost $104,737)..............................           --            --               --                --
State Street Research Aggressive Growth Portfolio
 (3,696 Shares; cost $67,226)...............................           --            --               --                --
State Street Research Diversified Portfolio
 (7,385 Shares; cost $108,212)..............................           --            --               --                --
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("FIDELITY FUND")
VIP Equity-Income Portfolio
 (2,995,752 Shares; cost $68,999,473).......................           --            --               --                --
VIP Overseas Portfolio
 (2,063,234 Shares; cost $30,856,221).......................           --            --               --                --
MET INVESTORS SERIES TRUSTS ("MET INVESTORS FUND")
Lord Abbett Bond Debenture Portfolio
 (274,495 Shares; cost $3,252,103)..........................           --            --               --                --
PIMCO Total Return Portfolio
 (1,110,549 Shares; cost $12,667,514).......................           --            --               --                --
PIMCO PEA Innovation Portfolio
 (140,872 Shares; cost $677,123)............................           --            --               --                --
T. Rowe Price Mid-Cap Growth Portfolio
 (445,016 Shares; cost $2,595,888)..........................    3,324,273            --               --                --
MFS Research International Portfolio
 (143,369 Shares; cost $1,316,647)..........................           --     1,674,550               --                --
Met/AIM Mid Cap Core Equity Portfolio
 (72,756 Shares; cost $836,833).............................           --            --        1,022,943                --
Met/AIM Small Cap Growth Portfolio
 (77,001 Shares; cost $762,466).............................           --            --               --           980,996
Harris Oakmark International Portfolio
 (213,255 Shares; cost $2,561,587)..........................           --            --               --                --
Janus Aggressive Growth Portfolio
 (47,892 Shares; cost $295,791).............................           --            --               --                --
Neuberger Berman Real Estate Portfolio
 (127,908 Shares; cost $1,491,659)..........................           --            --               --                --
AMERICAN SERIES FUNDS ("AMERICAN FUND")
American Funds Growth Portfolio
 (382,555 Shares; cost $15,166,635).........................           --            --               --                --
American Funds Growth-Income Portfolio
 (385,333 Shares; cost $11,525,927).........................           --            --               --                --
American Funds Global Small Capitalization Portfolio
 (231,221 Shares; cost $2,961,546)..........................           --            --               --                --
                                                               ----------    ----------       ----------          --------
Total investments...........................................    3,324,273     1,674,550        1,022,943           980,996
Cash and Accounts Receivable................................           --            --                1                 1
                                                               ----------    ----------       ----------          --------
Total assets................................................    3,324,273     1,674,550        1,022,944           980,997
LIABILITIES:
Due to Metropolitan Life Insurance Company..................            1             1               --                --
                                                               ----------    ----------       ----------          --------
NET ASSETS..................................................   $3,324,272    $1,674,549       $1,022,944          $980,997
                                                               ==========    ==========       ==========          ========
Outstanding Units (In Thousands)............................        4,662         1,476              753               804
Unit Fair Values............................................   $     0.71    $     1.13       $     1.36          $   1.22

                                                             HARRIS OAKMARK
                                                             INTERNATIONAL
                                                              SUB-ACCOUNT
                                                             --------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN FUND--(CONTINUED)
State Street Research Large Cap Value Portfolio
 (79,770 Shares; cost $821,398).............................   $       --
Harris Oakmark Large Cap Value Portfolio
 (230,958 Shares; cost $2,676,627)..........................           --
State Street Research Aurora Portfolio
 (1,171,453 Shares; cost $16,756,449).......................           --
T. Rowe Price Large Cap Growth Portfolio
 (15,239 Shares; cost $192,493).............................           --
T. Rowe Price Small Cap Growth Portfolio
 (1,971 Shares; cost $26,257)...............................           --
Scudder Global Equity Portfolio
 (8,390 Shares; cost $104,737)..............................           --
State Street Research Aggressive Growth Portfolio
 (3,696 Shares; cost $67,226)...............................           --
State Street Research Diversified Portfolio
 (7,385 Shares; cost $108,212)..............................           --
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("FIDELITY FUND")
VIP Equity-Income Portfolio
 (2,995,752 Shares; cost $68,999,473).......................           --
VIP Overseas Portfolio
 (2,063,234 Shares; cost $30,856,221).......................           --
MET INVESTORS SERIES TRUSTS ("MET INVESTORS FUND")
Lord Abbett Bond Debenture Portfolio
 (274,495 Shares; cost $3,252,103)..........................           --
PIMCO Total Return Portfolio
 (1,110,549 Shares; cost $12,667,514).......................           --
PIMCO PEA Innovation Portfolio
 (140,872 Shares; cost $677,123)............................           --
T. Rowe Price Mid-Cap Growth Portfolio
 (445,016 Shares; cost $2,595,888)..........................           --
MFS Research International Portfolio
 (143,369 Shares; cost $1,316,647)..........................           --
Met/AIM Mid Cap Core Equity Portfolio
 (72,756 Shares; cost $836,833).............................           --
Met/AIM Small Cap Growth Portfolio
 (77,001 Shares; cost $762,466).............................           --
Harris Oakmark International Portfolio
 (213,255 Shares; cost $2,561,587)..........................    3,049,550
Janus Aggressive Growth Portfolio
 (47,892 Shares; cost $295,791).............................           --
Neuberger Berman Real Estate Portfolio
 (127,908 Shares; cost $1,491,659)..........................           --
AMERICAN SERIES FUNDS ("AMERICAN FUND")
American Funds Growth Portfolio
 (382,555 Shares; cost $15,166,635).........................           --
American Funds Growth-Income Portfolio
 (385,333 Shares; cost $11,525,927).........................           --
American Funds Global Small Capitalization Portfolio
 (231,221 Shares; cost $2,961,546)..........................           --
                                                               ----------
Total investments...........................................    3,049,550
Cash and Accounts Receivable................................           --
                                                               ----------
Total assets................................................    3,049,550
LIABILITIES:
Due to Metropolitan Life Insurance Company..................            2
                                                               ----------
NET ASSETS..................................................   $3,049,548
                                                               ==========
Outstanding Units (In Thousands)............................        2,172
Unit Fair Values............................................   $     1.40

                       See Notes to Financial Statements

      JANUS       NEUBERGER BERMAN AMERICAN FUNDS AMERICAN FUNDS       AMERICAN FUNDS
AGGRESSIVE GROWTH   REAL ESTATE        GROWTH     GROWTH-INCOME  GLOBAL SMALL CAPITALIZATION
   SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT           SUB-ACCOUNT
----------------- ---------------- -------------- -------------- ---------------------------
    $     --         $       --     $        --    $        --           $       --
          --                 --              --             --                   --
          --                 --              --             --                   --
          --                 --              --             --                   --
          --                 --              --             --                   --
          --                 --              --             --                   --
          --                 --              --             --                   --
          --                 --              --             --                   --
          --                 --              --             --                   --
          --                 --              --             --                   --
          --                 --              --             --                   --
          --                 --              --             --                   --
          --                 --              --             --                   --
          --                 --              --             --                   --
          --                 --              --             --                   --
          --                 --              --             --                   --
          --                 --              --             --                   --
          --                 --              --             --                   --
          --                 --              --             --                   --
     363,024                 --              --             --                   --
          --          1,595,016              --             --                   --
          --                 --      19,548,532             --                   --
          --                 --              --     14,118,601                   --
          --                 --              --             --            3,935,379
    --------         ----------     -----------    -----------           ----------
     363,024          1,595,016      19,548,532     14,118,601            3,935,379
          --                 --              11              2                    1
    --------         ----------     -----------    -----------           ----------
     363,024          1,595,016      19,548,543     14,118,603            3,935,380
          --                 --              --             --                   --
    --------         ----------     -----------    -----------           ----------
    $363,024         $1,595,016     $19,548,543    $14,118,603           $3,935,380
    ========         ==========     ===========    ===========           ==========
         501                124           1,592          1,506                2,043
    $   0.73         $    12.84     $     12.28    $      9.37           $     1.93

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                              STATE STREET RESEARCH STATE STREET RESEARCH
                                                                ZENITH EQUITY      BOND INCOME          MONEY MARKET
                                                                 SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
                                                                ------------- --------------------- ---------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends....................................................  $ 1,226,226       $ 4,434,203            $ 355,895
                                                                 -----------       -----------            ---------
Expenses:
  Mortality and expense charges................................    2,493,478           704,307              353,413
  Administrative charges.......................................    1,049,904           296,556              148,808
                                                                 -----------       -----------            ---------
  Total Expenses...............................................    3,543,382         1,000,863              502,221
                                                                 -----------       -----------            ---------
Net investment (loss) income...................................   (2,317,156)        3,433,340             (146,326)
                                                                 -----------       -----------            ---------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS:
Net realized (losses) gains from security transactions.........   (8,664,219)              459                   --
Change in unrealized appreciation (depreciation) of investments   34,107,277        (1,311,478)                  --
                                                                 -----------       -----------            ---------
Net realized and unrealized gains (losses) on Investments......   25,443,058        (1,311,019)                  --
                                                                 -----------       -----------            ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS....................................................  $23,125,902       $ 2,122,321            $(146,326)
                                                                 ===========       ===========            =========

                                                                    MFS
                                                                TOTAL RETURN
                                                                SUB-ACCOUNT
                                                                ------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends.................................................... $ 2,151,554
                                                                -----------
Expenses:
  Mortality and expense charges................................     649,830
  Administrative charges.......................................     273,617
                                                                -----------
  Total Expenses...............................................     923,447
                                                                -----------
Net investment (loss) income...................................   1,228,107
                                                                -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS:
Net realized (losses) gains from security transactions.........  (6,581,009)
Change in unrealized appreciation (depreciation) of investments  12,091,934
                                                                -----------
Net realized and unrealized gains (losses) on Investments......   5,510,925
                                                                -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................... $ 6,739,032
                                                                ===========

--------
(a) For the period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Sub-Account

                       See Notes to Financial Statements

HARRIS OAKMARK  FI VALUE    LOOMIS SAYLES SALOMON BROTHERS                 STATE STREET RESEARCH     DAVIS
FOCUSED VALUE    LEADERS      SMALL CAP   U.S. GOVERNMENT     BALANCED       LARGE CAP GROWTH    VENTURE VALUE
 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (A)      SUB-ACCOUNT       SUB-ACCOUNT
-------------- -----------  ------------- ---------------- --------------- --------------------- -------------
    $686,198   $   421,908   $       --       $378,405       $   532,605        $        --       $   616,819
  ----------   -----------   ----------       --------       -----------        -----------       -----------
     585,156       304,551      435,005        148,501            60,162            686,619           971,578
     246,386       128,234      183,163         62,528            25,332            289,108           409,093
  ----------   -----------   ----------       --------       -----------        -----------       -----------
     831,542       432,785      618,168        211,029            85,494            975,727         1,380,671
  ----------   -----------   ----------       --------       -----------        -----------       -----------
   (145,344)       (10,877)    (618,168)       167,376           447,111           (975,727)         (763,852)
  ----------   -----------   ----------       --------       -----------        -----------       -----------
   3,697,142    (1,892,859)   1,472,199        161,421        (3,774,606)        (9,124,035)        4,002,688
   1,255,128     5,494,865    5,353,912        (96,707)        3,104,363         14,781,540         7,151,779
  ----------   -----------   ----------       --------       -----------        -----------       -----------
   4,952,270     3,602,006    6,826,111         64,714          (670,243)         5,657,505        11,154,467
  ----------   -----------   ----------       --------       -----------        -----------       -----------

  $4,806,926   $ 3,591,129   $6,207,943       $232,090       $  (223,132)       $ 4,681,778       $10,390,615
  ==========   ===========   ==========       ========       ===========        ===========       ===========

HARRIS OAKMARK       SALOMON BROTHERS
FOCUSED VALUE  STRATEGIC BOND OPPORTUNITIES
 SUB-ACCOUNT           SUB-ACCOUNT
-------------- ----------------------------
    $686,198            $  697,257
  ----------            ----------
     585,156               216,442
     246,386                91,135
  ----------            ----------
     831,542               307,577
  ----------            ----------
   (145,344)               389,680
  ----------            ----------
   3,697,142               243,490
   1,255,128               469,715
  ----------            ----------
   4,952,270               713,205
  ----------            ----------

  $4,806,926            $1,102,885
  ==========            ==========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                      MFS              MFS          FI MID CAP
                                                                INVESTORS TRUST RESEARCH MANAGERS  OPPORTUNITIES
                                                                  SUB-ACCOUNT    SUB-ACCOUNT (A)  SUB-ACCOUNT (A)
                                                                --------------- ----------------- ---------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends....................................................    $  3,661         $  2,434         $  61,633
                                                                   --------         --------         ---------
Expenses:
  Mortality and expense charges................................       9,373            1,809             3,192
  Administrative charges.......................................       3,947              762             1,344
                                                                   --------         --------         ---------
  Total Expenses...............................................      13,320            2,571             4,536
                                                                   --------         --------         ---------
Net investment (loss) income...................................      (9,659)            (137)           57,097
                                                                   --------         --------         ---------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS:
Net realized (losses) gains from security transactions.........        (366)          86,601            54,298
Change in unrealized appreciation (depreciation) of investments     126,396          (77,158)         (135,296)
                                                                   --------         --------         ---------
Net realized and unrealized gains (losses) on investments......     126,030            9,443           (80,998)
                                                                   --------         --------         ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                                   $116,371         $  9,306         $ (23,901)
                                                                   ========         ========         =========

                                                                        FI
                                                                INTERNATIONAL STOCK
                                                                    SUB-ACCOUNT
                                                                -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends....................................................     $  149,343
                                                                    ----------
Expenses:
  Mortality and expense charges................................        102,805
  Administrative charges.......................................         43,287
                                                                    ----------
  Total Expenses...............................................        146,092
                                                                    ----------
Net investment (loss) income...................................          3,251
                                                                    ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS:
Net realized (losses) gains from security transactions.........       (486,914)
Change in unrealized appreciation (depreciation) of investments      2,128,173
                                                                    ----------
Net realized and unrealized gains (losses) on investments......      1,641,259
                                                                    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                                    $1,644,510
                                                                    ==========

--------
(a) For the period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Sub-Account

                       See Notes to Financial Statements

MET/PUTNAM    FI MID CAP      RUSSELL     METLIFE   METLIFE MID CAP MORGAN STANLEY   LEHMAN BROTHERS       NEUBERGER BERMAN
  VOYAGER    OPPORTUNITIES  2000 INDEX  STOCK INDEX   STOCK INDEX     EAFE INDEX   AGGREGATE BOND INDEX PARTNERS MID CAP VALUE
SUB-ACCOUNT SUB-ACCOUNT (C) SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
----------- --------------- ----------- ----------- --------------- -------------- -------------------- ----------------------
 $    993      $  8,111      $ 15,686   $  311,327     $ 17,879        $  9,571          $160,495              $111,227
 --------      --------      --------   ----------     --------        --------          --------              --------
    7,721        21,859        41,663      329,945       29,870          15,934            50,031                40,859
    3,251         9,204        17,542      138,926       12,577           6,709            21,066                17,204
 --------      --------      --------   ----------     --------        --------          --------              --------
   10,972        31,063        59,205      468,871       42,447          22,643            71,097                58,063
 --------      --------      --------   ----------     --------        --------          --------              --------
   (9,979)      (22,952)      (43,519)    (157,544)     (24,568)        (13,072)           89,398                53,164
 --------      --------      --------   ----------     --------        --------          --------              --------
   38,705       (98,780)      479,555     (835,240)      81,211          48,961           (12,958)              166,280
  (16,841)      447,131       188,634    3,862,035      383,813         251,029            45,985               749,207
 --------      --------      --------   ----------     --------        --------          --------              --------
   21,864       348,351       668,189    3,026,795      465,024         299,990            33,027               915,487
 --------      --------      --------   ----------     --------        --------          --------              --------

 $ 11,885      $325,399      $624,670   $2,869,251     $440,456        $286,918          $122,425              $968,651
 ========      ========      ========   ==========     ========        ========          ========              ========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2004


                                                          FRANKLIN TEMPLETON STATE STREET RESEARCH STATE STREET RESEARCH
                                                           SMALL CAP GROWTH    INVESTMENT TRUST       LARGE CAP VALUE
                                                             SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                                          ------------------ --------------------- ---------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends..............................................      $     --             $ 2,777               $    --
                                                               --------             -------               -------
Expenses:
  Mortality and expense charges..........................        16,116               4,305                 5,537
  Administrative charges.................................         6,786               1,812                 2,332
                                                               --------             -------               -------
  Total Expenses.........................................        22,902               6,117                 7,869
                                                               --------             -------               -------
Net investment (loss) income.............................       (22,902)             (3,340)               (7,869)
                                                               --------             -------               -------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS:
Net realized (losses) gains from security transactions...       139,103              17,727                32,843
Change in unrealized appreciation (depreciation) of
 investments.............................................        28,195              23,167                60,205
                                                               --------             -------               -------
Net realized and unrealized gains (losses) on investments       167,298              40,894                93,048
                                                               --------             -------               -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.........................................      $144,396             $37,554               $85,179
                                                               ========             =======               =======

                                                          HARRIS OAKMARK
                                                          LARGE CAP VALUE
                                                            SUB-ACCOUNT
                                                          ---------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends..............................................    $ 12,682
                                                             --------
Expenses:
  Mortality and expense charges..........................      27,608
  Administrative charges.................................      11,625
                                                             --------
  Total Expenses.........................................      39,233
                                                             --------
Net investment (loss) income.............................     (26,551)
                                                             --------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS:
Net realized (losses) gains from security transactions...     265,126
Change in unrealized appreciation (depreciation) of
 investments.............................................      31,590
                                                             --------
Net realized and unrealized gains (losses) on investments     296,716
                                                             --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.........................................    $270,165
                                                             ========

--------
(a) For the period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Sub-Account

                       See Notes to Financial Statements

STATE STREET RESEARCH  T. ROWE PRICE    T. ROWE PRICE   SCUDDER GLOBAL  STATE STREET RESEARCH STATE STREET RESEARCH      VIP
       AURORA         LARGE CAP GROWTH SMALL CAP GROWTH     EQUITY        AGGRESSIVE GROWTH        DIVERSIFIED      EQUITY-INCOME
     SUB-ACCOUNT      SUB-ACCOUNT (B)  SUB-ACCOUNT (B)  SUB-ACCOUNT (B)    SUB-ACCOUNT (B)       SUB-ACCOUNT (B)     SUB-ACCOUNT
--------------------- ---------------- ---------------- --------------- --------------------- --------------------- -------------
           $ --           $    --           $   --          $   --             $   --                $    --         $1,567,719
     ----------           -------           ------          ------             ------                -------         ----------
        203,695               129               27             135                103                    441            740,854
         85,768                54               11              57                 43                    185            311,944
     ----------           -------           ------          ------             ------                -------         ----------
        289,463               183               38             192                146                    626          1,052,798
     ----------           -------           ------          ------             ------                -------         ----------
      (289,463)              (183)             (38)           (192)              (146)                  (626)           514,921
     ----------           -------           ------          ------             ------                -------         ----------
        676,472            10,982            1,904             964                 15                      8          3,994,477

      2,353,162             1,352              236           4,664              4,708                 10,169          2,687,761
     ----------           -------           ------          ------             ------                -------         ----------
      3,029,634            12,334            2,140           5,628              4,723                 10,177          6,682,238
     ----------           -------           ------          ------             ------                -------         ----------

     $2,740,171           $12,151           $2,102          $5,436             $4,577                $ 9,551         $7,197,159
     ==========           =======           ======          ======             ======                =======         ==========

STATE STREET RESEARCH     VIP
       AURORA          OVERSEAS
     SUB-ACCOUNT      SUB-ACCOUNT
--------------------- -----------
           $ --       $   445,726
     ----------       -----------
        203,695           348,294
         85,768           146,653
     ----------       -----------
        289,463           494,947
     ----------       -----------
      (289,463)           (49,221)
     ----------       -----------
        676,472        (4,336,081)

      2,353,162         8,409,933
     ----------       -----------
      3,029,634         4,073,852
     ----------       -----------

     $2,740,171       $ 4,024,631
     ==========       ===========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                 LORD ABBETT      PIMCO      PIMCO PEA  T. ROWE PRICE
                                                                BOND DEBENTURE TOTAL RETURN INNOVATION  MID-CAP GROWTH
                                                                 SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                                                -------------- ------------ ----------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends....................................................    $108,306     $ 812,996    $     483     $     --
                                                                   --------     ---------    ---------     --------
Expenses:
  Mortality and expense charges................................      31,316       123,948        7,856       25,997
  Administrative charges.......................................      13,186        52,190        3,308       10,946
                                                                   --------     ---------    ---------     --------
  Total Expenses...............................................      44,502       176,138       11,164       36,943
                                                                   --------     ---------    ---------     --------
Net investment (loss) income...................................      63,804       636,858      (10,681)     (36,943)
                                                                   --------     ---------    ---------     --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS:
Net realized (losses) gains from security transactions.........     167,377       374,008       53,152       35,181
Change in unrealized appreciation (depreciation) of investments     (22,814)     (567,040)    (133,227)     439,999
                                                                   --------     ---------    ---------     --------
Net realized and unrealized gains (losses) on investments......     144,563      (193,032)     (80,075)     475,180
                                                                   --------     ---------    ---------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS....................................................    $208,367     $ 443,826    $ (90,756)    $438,237
                                                                   ========     =========    =========     ========

                                                                MFS RESEARCH
                                                                INTERNATIONAL
                                                                 SUB-ACCOUNT
                                                                -------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends....................................................   $  3,556
                                                                  --------
Expenses:
  Mortality and expense charges................................     11,303
  Administrative charges.......................................      4,759
                                                                  --------
  Total Expenses...............................................     16,062
                                                                  --------
Net investment (loss) income...................................    (12,506)
                                                                  --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS:
Net realized (losses) gains from security transactions.........     39,273
Change in unrealized appreciation (depreciation) of investments    196,379
                                                                  --------
Net realized and unrealized gains (losses) on investments......    235,652
                                                                  --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS....................................................   $223,146
                                                                  ========

--------
(a) For the period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Sub-Account

                       See Notes to Financial Statements

      MET/AIM           MET/AIM      HARRIS OAKMARK       JANUS       NEUBERGER BERMAN AMERICAN FUNDS AMERICAN FUNDS
MID CAP CORE EQUITY SMALL CAP GROWTH INTERNATIONAL  AGGRESSIVE GROWTH   REAL ESTATE        GROWTH     GROWTH-INCOME
    SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (B)   SUB-ACCOUNT    SUB-ACCOUNT
------------------- ---------------- -------------- ----------------- ---------------- -------------- --------------
         $ --          $      --        $    317         $    --          $ 59,379       $   32,007     $  117,190
     --------          ---------        --------         -------          --------       ----------     ----------
        9,135             13,268          19,751           3,508             3,128          205,161        149,537
        3,846              5,587           8,316           1,477             1,317           86,385         62,964
     --------          ---------        --------         -------          --------       ----------     ----------
       12,981             18,855          28,067           4,985             4,445          291,546        212,501
     --------          ---------        --------         -------          --------       ----------     ----------
     (12,981)            (18,855)        (27,750)         (4,985)           54,934         (259,539)       (95,311)
     --------          ---------        --------         -------          --------       ----------     ----------
       67,655            219,202          74,268          25,733            12,328          239,654        206,660
       61,703           (163,005)        357,561           2,257           103,357        1,888,600        997,743
     --------          ---------        --------         -------          --------       ----------     ----------
      129,358             56,197         431,829          27,990           115,685        2,128,254      1,204,403
     --------          ---------        --------         -------          --------       ----------     ----------

     $116,377          $  37,342        $404,079         $23,005          $170,619       $1,868,715     $1,109,092
     ========          =========        ========         =======          ========       ==========     ==========

      MET/AIM             AMERICAN FUNDS
MID CAP CORE EQUITY GLOBAL SMALL CAPITALIZATION
    SUB-ACCOUNT             SUB-ACCOUNT
------------------- ---------------------------
         $ --                $     --
     --------                --------
        9,135                  36,444
        3,846                  15,345
     --------                --------
       12,981                  51,789
     --------                --------
     (12,981)                 (51,789)
     --------                --------
       67,655                  83,356
       61,703                 533,171
     --------                --------
      129,358                 616,527
     --------                --------

     $116,377                $564,738
     ========                ========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS


                                                                                 ZENITH                 STATE STREET RESEARCH
                                                                                 EQUITY                      BOND INCOME
                                                                               SUB-ACCOUNT                   SUB-ACCOUNT
                                                                      ----------------------------  ----------------------------
                                                                       FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                                                      ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER
                                                                         31, 2004       31, 2003       31, 2004       31, 2003
                                                                      -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment (loss) income.......................................  $ (2,317,156)  $ (2,891,532)  $  3,433,340   $  1,759,034
  Net realized (losses) gains from security transactions.............    (8,664,219)   (17,645,160)           459      1,002,563
  Change in net unrealized appreciation (deprecation) of investments.    34,107,277     89,388,215     (1,311,478)     1,190,808
                                                                       ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets resulting from operations....    23,125,902     68,851,523      2,122,321      3,952,405
                                                                       ------------   ------------   ------------   ------------
From capital transactions:
  Net premiums.......................................................     4,103,915      4,372,690      1,341,205      1,982,502
  Redemptions........................................................   (41,421,042)   (37,577,777)   (12,206,938)   (15,040,060)
                                                                       ------------   ------------   ------------   ------------
  Total net (redemptions) premiums...................................   (37,317,127)   (33,205,087)   (10,865,733)   (13,057,558)
  Net sub-account transfers..........................................    (8,449,013)   (12,676,424)    (3,822,945)    (6,060,482)
  Net other transfers................................................    (1,853,111)    (1,661,576)      (646,432)      (756,695)
                                                                       ------------   ------------   ------------   ------------
  Net (decrease) increase in net assets resulting from capital
   transactions......................................................   (47,619,251)   (47,543,087)   (15,335,110)   (19,874,735)
                                                                       ------------   ------------   ------------   ------------
NET CHANGE IN NET ASSETS.............................................   (24,493,349)    21,308,436    (13,212,789)   (15,922,330)
NET ASSETS--BEGINNING OF PERIOD......................................   282,027,524    260,719,088     81,584,027     97,506,357
                                                                       ------------   ------------   ------------   ------------
NET ASSETS--END OF PERIOD............................................  $257,534,175   $282,027,524   $ 68,371,238   $ 81,584,027
                                                                       ============   ============   ============   ============

--------
(c) Formerly, Janus Mid Cap Sub-Account

                       See Notes to Financial Statements

    STATE STREET RESEARCH                  MFS                     HARRIS OAKMARK                      FI
        MONEY MARKET                  TOTAL RETURN                  FOCUSED VALUE                 VALUE LEADERS
         SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
----------------------------  ----------------------------  ----------------------------  ----------------------------
 FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER
   31, 2004       31, 2003       31, 2004       31, 2003       31, 2004       31, 2003       31, 2004       31, 2003
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
 $   (146,326)  $   (308,208)  $  1,228,107   $     51,295   $  (145,344)   $  (689,837)   $   (10,877)   $  (197,619)
           --              3     (6,581,009)    (7,480,045)    3,697,142      1,367,882     (1,892,859)    (3,691,140)
           --             (3)    12,091,934     16,078,165     1,255,128     14,583,050      5,494,865     11,168,172
 ------------   ------------   ------------   ------------   -----------    -----------    -----------    -----------
     (146,326)      (308,208)     6,739,032      8,649,415     4,806,926     15,261,095      3,591,129      7,279,413
 ------------   ------------   ------------   ------------   -----------    -----------    -----------    -----------
    1,095,777      1,579,490      1,093,856        813,940     1,145,786      1,144,180        531,851        471,021
  (14,602,562)   (26,866,181)   (12,274,853)   (10,187,081)   (9,841,127)    (7,044,195)    (5,522,482)    (4,516,317)
 ------------   ------------   ------------   ------------   -----------    -----------    -----------    -----------
  (13,506,785)   (25,286,691)   (11,180,997)    (9,373,141)   (8,695,341)    (5,900,015)    (4,990,631)    (4,045,296)
    1,583,986        835,188     17,556,032     (2,069,360)      458,520      1,911,734       (818,679)    (2,614,584)
     (471,710)    (1,210,350)      (476,799)      (630,241)     (221,296)      (339,247)      (140,134)      (254,709)
 ------------   ------------   ------------   ------------   -----------    -----------    -----------    -----------

  (12,394,509)   (25,661,853)     5,898,236    (12,072,742)   (8,458,117)    (4,327,528)    (5,949,444)    (6,914,589)
 ------------   ------------   ------------   ------------   -----------    -----------    -----------    -----------
  (12,540,835)   (25,970,061)    12,637,268     (3,423,327)   (3,651,191)    10,933,567     (2,358,315)       364,824
   44,624,752     70,594,813     60,790,620     64,213,947    64,558,395     53,624,828     34,393,197     34,028,373
 ------------   ------------   ------------   ------------   -----------    -----------    -----------    -----------
 $ 32,083,917   $ 44,624,752   $ 73,427,888   $ 60,790,620   $60,907,204    $64,558,395    $32,034,882    $34,393,197
 ============   ============   ============   ============   ===========    ===========    ===========    ===========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS


                                                                              LOOMIS SAYLES               SALOMON BROTHERS
                                                                                SMALL CAP                  U.S. GOVERNMENT
                                                                               SUB-ACCOUNT                   SUB-ACCOUNT
                                                                      ----------------------------  ----------------------------
                                                                       FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                                                      ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER
                                                                         31, 2004       31, 2003       31, 2004       31, 2003
                                                                      -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment (loss) income.......................................  $  (618,168)   $  (605,418)   $   167,376    $    96,923
  Net realized (losses) gains from security transactions.............    1,472,199        (23,442)       161,421        482,490
  Change in net unrealized appreciation (deprecation) of investments.    5,353,912     13,630,911        (96,707)      (533,912)
                                                                       -----------    -----------    -----------    -----------
  Net increase (decrease) in net assets resulting from operations....    6,207,943     13,002,051        232,090         45,501
                                                                       -----------    -----------    -----------    -----------
From capital transactions:
  Net premiums.......................................................      887,365        930,393        449,402        345,579
  Redemptions........................................................   (6,649,586)    (5,836,183)    (3,359,752)    (3,668,576)
                                                                       -----------    -----------    -----------    -----------
  Total net (redemptions) premiums...................................   (5,762,221)    (4,905,790)    (2,910,350)    (3,322,997)
  Net sub-account transfers..........................................   (1,761,153)    (2,254,431)    (1,646,197)    (2,372,886)
  Net other transfers................................................     (205,542)      (288,932)      (143,234)      (159,205)
                                                                       -----------    -----------    -----------    -----------
  Net (decrease) increase in net assets resulting from capital
   transactions......................................................   (7,728,916)    (7,449,153)    (4,699,781)    (5,855,088)
                                                                       -----------    -----------    -----------    -----------
NET CHANGE IN NET ASSETS.............................................   (1,520,973)     5,552,898     (4,467,691)    (5,809,587)
NET ASSETS--BEGINNING OF PERIOD......................................   47,962,075     42,409,177     17,913,254     23,722,841
                                                                       -----------    -----------    -----------    -----------
NET ASSETS--END OF PERIOD............................................  $46,441,102    $47,962,075    $13,445,563    $17,913,254
                                                                       ===========    ===========    ===========    ===========

--------
(c) Formerly, Janus Mid Cap Sub-Account

                       See Notes to Financial Statements

                                      STATE STREET RESEARCH                 DAVIS                   SALOMON BROTHERS
            BALANCED                    LARGE CAP GROWTH                VENTURE VALUE         STRATEGIC BOND OPPORTUNITIES
           SUB-ACCOUNT                     SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
--------------------------------  ----------------------------  ----------------------------  ----------------------------
  FOR THE PERIOD    FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
JANUARY 1, 2004 TO ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER
  APRIL 30, 2004      31, 2003       31, 2004       31, 2003       31, 2004       31, 2003       31, 2004       31, 2003
------------------ -------------- -------------- -------------- -------------- -------------- -------------- --------------
   $    447,111     $   303,139    $   (975,727)  $   (995,888)  $   (763,852)  $   (963,871)  $   389,680    $   183,207
     (3,774,606)     (1,246,249)     (9,124,035)    (9,571,927)     4,002,688      4,449,276       243,490        (56,617)
      3,104,363       3,987,879      14,781,540     32,088,967      7,151,779     21,552,644       469,715      2,358,723
   ------------     -----------    ------------   ------------   ------------   ------------   -----------    -----------
       (223,132)      3,044,769       4,681,778     21,521,152     10,390,615     25,038,049     1,102,885      2,485,313
   ------------     -----------    ------------   ------------   ------------   ------------   -----------    -----------
        104,032         326,060       1,308,692      1,481,326      1,608,048      1,678,634       379,036        337,775
       (612,698)     (2,196,000)    (11,629,372)   (10,275,082)   (16,960,393)   (13,634,306)   (3,636,367)    (3,459,371)
   ------------     -----------    ------------   ------------   ------------   ------------   -----------    -----------
       (508,666)     (1,869,940)    (10,320,680)    (8,793,756)   (15,352,345)   (11,955,672)   (3,257,331)    (3,121,596)
    (18,450,974)        (57,331)     (5,765,870)    (5,846,685)      (794,007)    (2,269,466)      849,863      2,326,948
       (118,817)        (96,253)       (400,744)      (419,823)      (672,104)      (810,359)     (220,519)      (144,417)
   ------------     -----------    ------------   ------------   ------------   ------------   -----------    -----------

    (19,078,457)     (2,023,524)    (16,487,294)   (15,060,264)   (16,818,456)   (15,035,497)   (2,627,987)      (939,065)
   ------------     -----------    ------------   ------------   ------------   ------------   -----------    -----------
    (19,301,589)      1,021,245     (11,805,516)     6,460,888     (6,427,841)    10,002,552    (1,525,102)     1,546,248
     19,301,589      18,280,344      80,071,325     73,610,437    106,856,977     96,854,425    23,766,978     22,220,730
   ------------     -----------    ------------   ------------   ------------   ------------   -----------    -----------
   $         --     $19,301,589    $ 68,265,809   $ 80,071,325   $100,429,136   $106,856,977   $22,241,876    $23,766,978
   ============     ===========    ============   ============   ============   ============   ===========    ===========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS


                                                 MFS                             MFS
                                           INVESTORS TRUST                RESEARCH MANAGERS
                                             SUB-ACCOUNT                     SUB-ACCOUNT
                                    ----------------------------  --------------------------------
                                     FOR THE YEAR   FOR THE YEAR    FOR THE PERIOD    FOR THE YEAR
                                    ENDED DECEMBER ENDED DECEMBER JANUARY 1, 2004 TO ENDED DECEMBER
                                       31, 2004       31, 2003      APRIL 30, 2004      31, 2003
                                    -------------- -------------- ------------------ --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment (loss) income......   $   (9,659)     $ (5,867)       $    (137)        $ (3,007)
 Net realized (losses) gains from
   security transactions...........         (366)      (21,471)          86,601          (10,755)
 Change in net unrealized
   appreciation (deprecation) of
   investments.....................      126,396       131,027          (77,158)         100,984
                                      ----------      --------        ---------         --------
 Net increase (decrease) in net
   assets resulting from operations      116,371       103,689            9,306           87,222
                                      ----------      --------        ---------         --------
From capital transactions:
 Net premiums......................       11,736         6,843              727            3,095
 Redemptions.......................     (156,855)      (77,445)         (76,664)         (31,099)
                                      ----------      --------        ---------         --------
 Total net (redemptions) premiums..     (145,119)      (70,602)         (75,937)         (28,004)
 Net sub-account transfers.........      516,801       139,882         (499,911)         218,671
 Net other transfers...............         (349)       (1,545)          (1,100)           1,645
                                      ----------      --------        ---------         --------
 Net (decrease) increase in net
   assets resulting from capital
   transactions....................      371,333        67,735         (576,948)         192,312
                                      ----------      --------        ---------         --------
NET CHANGE IN NET ASSETS...........      487,704       171,424         (567,642)         279,534
NET ASSETS--BEGINNING OF PERIOD....      658,682       487,258          567,642          288,108
                                      ----------      --------        ---------         --------
NET ASSETS--END OF PERIOD..........   $1,146,386      $658,682        $      --         $567,642
                                      ==========      ========        =========         ========

--------
(c) Formerly, Janus Mid Cap Sub-Account

                       See Notes to Financial Statements

           FI MID CAP                          FI                        MET/PUTNAM                    FI MID CAP
          OPPORTUNITIES                INTERNATIONAL STOCK                 VOYAGER                    OPPORTUNITIES
           SUB-ACCOUNT                     SUB-ACCOUNT                   SUB-ACCOUNT                 SUB-ACCOUNT (C)
--------------------------------  ----------------------------  ----------------------------  ----------------------------
  FOR THE PERIOD    FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
JANUARY 1, 2004 TO ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER
  APRIL 30, 2004      31, 2003       31, 2004       31, 2003       31, 2004       31, 2003       31, 2004       31, 2003
------------------ -------------- -------------- -------------- -------------- -------------- -------------- --------------
    $  57,097         $  5,740     $     3,251    $   (73,318)    $  (9,979)     $ (11,830)     $  (22,952)    $  (19,493)
       54,298            5,388        (486,914)    (1,067,504)       38,705       (134,398)        (98,780)      (200,542)
     (135,296)         137,469       2,128,173      3,744,209       (16,841)       331,429         447,131        609,563
    ---------         --------     -----------    -----------     ---------      ---------      ----------     ----------
      (23,901)         148,597       1,644,510      2,603,387        11,885        185,201         325,399        389,528
    ---------         --------     -----------    -----------     ---------      ---------      ----------     ----------
       11,284            7,494         220,501        232,703        21,902         29,236          30,414         27,061
      (45,362)         (25,281)     (1,983,197)    (1,597,593)     (285,022)       (81,614)       (451,921)      (141,663)
    ---------         --------     -----------    -----------     ---------      ---------      ----------     ----------
      (34,078)         (17,787)     (1,762,696)    (1,364,890)     (263,120)       (52,378)       (421,507)      (114,602)
     (828,641)         622,525        (638,981)      (416,175)      (95,813)         6,014         867,594        282,036
         (213)           1,017         (58,961)       (42,212)       (4,906)        (1,455)         (6,080)        (3,440)
    ---------         --------     -----------    -----------     ---------      ---------      ----------     ----------

     (862,932)         605,755      (2,460,638)    (1,823,277)     (363,839)       (47,819)        440,007        163,994
    ---------         --------     -----------    -----------     ---------      ---------      ----------     ----------
     (886,833)         754,352        (816,128)       780,110      (351,954)       137,382         765,406        553,522
      886,833          132,481      11,715,027     10,934,917       955,728        818,346       1,788,025      1,234,503
    ---------         --------     -----------    -----------     ---------      ---------      ----------     ----------
    $      --         $886,833     $10,898,899    $11,715,027     $ 603,774      $ 955,728      $2,553,431     $1,788,025
    =========         ========     ===========    ===========     =========      =========      ==========     ==========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS


                                          RUSSELL                       METLIFE
                                        2000 INDEX                    STOCK INDEX
                                        SUB-ACCOUNT                   SUB-ACCOUNT
                               ----------------------------  ----------------------------
                                FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                               ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER
                                  31, 2004       31, 2003       31, 2004       31, 2003
                               -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET
 ASSETS:
From operations:
 Net investment (loss) income.  $   (43,519)    $  (29,144)   $  (157,544)   $   134,962
 Net realized (losses) gains
   from security transactions.      479,555        (11,547)      (835,240)    (2,178,439)
 Change in net unrealized
   appreciation (deprecation)
   of investments.............      188,634      1,165,375      3,862,035     10,191,620
                                -----------     ----------    -----------    -----------
 Net increase (decrease) in
   net assets resulting from
   operations.................      624,670      1,124,684      2,869,251      8,148,143
                                -----------     ----------    -----------    -----------
From capital transactions:
 Net premiums.................       74,350         29,815        519,115        526,959
 Redemptions..................   (1,163,814)      (224,167)    (6,589,597)    (4,690,825)
                                -----------     ----------    -----------    -----------
 Total net (redemptions)
   premiums...................   (1,089,464)      (194,352)    (6,070,482)    (4,163,866)
 Net sub-account transfers....      913,837      1,666,195       (610,655)      (187,618)
 Net other transfers..........      (16,089)           639       (201,621)      (286,475)
                                -----------     ----------    -----------    -----------
 Net (decrease) increase in
   net assets resulting from
   capital transactions.......     (191,716)     1,472,482     (6,882,758)    (4,637,959)
                                -----------     ----------    -----------    -----------
NET CHANGE IN NET ASSETS......      432,954      2,597,166     (4,013,507)     3,510,184
NET ASSETS--BEGINNING OF
 PERIOD.......................    4,414,832      1,817,666     37,408,386     33,898,202
                                -----------     ----------    -----------    -----------
NET ASSETS--END OF PERIOD.....  $ 4,847,786     $4,414,832    $33,394,879    $37,408,386
                                ===========     ==========    ===========    ===========

--------
(c) Formerly, Janus Mid Cap Sub-Account

                       See Notes to Financial Statements

           METLIFE                   MORGAN STANLEY                LEHMAN BROTHERS              NEUBERGER BERMAN
     MID CAP STOCK INDEX               EAFE INDEX               AGGREGATE BOND INDEX         PARTNERS MID CAP VALUE
         SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
----------------------------  ----------------------------  ----------------------------  ----------------------------
 FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER
   31, 2004       31, 2003       31, 2004       31, 2003       31, 2004       31, 2003       31, 2004       31, 2003
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
  $  (24,568)    $  (22,125)    $  (13,072)    $    2,022     $   89,398    $   346,894     $   53,164     $  (30,037)
      81,211        (16,358)        48,961        (56,712)       (12,958)       120,134        166,280       (134,715)
     383,813        665,382        251,029        431,591         45,985       (330,516)       749,207        883,455
  ----------     ----------     ----------     ----------     ----------    -----------     ----------     ----------
     440,456        626,899        286,918        376,901        122,425        136,512        968,651        718,703
  ----------     ----------     ----------     ----------     ----------    -----------     ----------     ----------
      78,082         65,096         41,548         13,408        134,407        188,949        120,026         77,169
    (402,266)      (313,532)      (233,481)       (63,819)      (931,037)    (1,045,283)      (614,573)      (267,150)
  ----------     ----------     ----------     ----------     ----------    -----------     ----------     ----------
    (324,184)      (248,436)      (191,933)       (50,411)      (796,630)      (856,334)      (494,547)      (189,981)
     540,894        615,232        348,380        442,265         54,208       (231,268)     3,143,165        (38,370)
     (13,484)        (6,255)        (1,983)      (117,151)       (16,440)      (196,484)       (13,975)       (10,532)
  ----------     ----------     ----------     ----------     ----------    -----------     ----------     ----------
     203,226        360,541        154,464        274,703       (758,862)    (1,284,086)     2,634,643       (238,883)
  ----------     ----------     ----------     ----------     ----------    -----------     ----------     ----------
     643,682        987,440        441,382        651,604       (636,437)    (1,147,574)     3,603,294        479,820
   2,911,501      1,924,061      1,597,141        945,537      5,651,296      6,798,870      3,167,752      2,687,932
  ----------     ----------     ----------     ----------     ----------    -----------     ----------     ----------
  $3,555,183     $2,911,501     $2,038,523     $1,597,141     $5,014,859    $ 5,651,296     $6,771,046     $3,167,752
  ==========     ==========     ==========     ==========     ==========    ===========     ==========     ==========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS


                                         FRANKLIN TEMPLETON           STATE STREET RESEARCH
                                          SMALL CAP GROWTH              INVESTMENT TRUST
                                             SUB-ACCOUNT                   SUB-ACCOUNT
                                    ----------------------------  ----------------------------
                                     FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                    ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER
                                       31, 2004       31, 2003       31, 2004       31, 2003
                                    -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment (loss) income......   $  (22,902)    $  (15,081)     $ (3,340)      $ (2,509)
 Net realized (losses) gains from
   security transactions...........      139,103        (55,483)       17,727        (12,341)
 Change in net unrealized
   appreciation (deprecation) of
   investments.....................       28,195        466,403        23,167        110,164
                                      ----------     ----------      --------       --------
 Net increase (decrease) in net
   assets resulting from operations      144,396        395,839        37,554         95,314
                                      ----------     ----------      --------       --------
From capital transactions:
 Net premiums......................       24,365         25,692        12,381         13,067
 Redemptions.......................     (405,685)      (135,798)      (72,351)       (30,958)
                                      ----------     ----------      --------       --------
 Total net (redemptions) premiums..     (381,320)      (110,106)      (59,970)       (17,891)
 Net sub-account transfers.........      220,185        643,661       (29,502)       225,122
 Net other transfers...............       (9,781)           302          (386)           229
                                      ----------     ----------      --------       --------
 Net (decrease) increase in net
   assets resulting from capital
   transactions....................     (170,916)       533,857       (89,858)       207,460
                                      ----------     ----------      --------       --------
NET CHANGE IN NET ASSETS...........      (26,520)       929,696       (52,304)       302,774
NET ASSETS--BEGINNING OF PERIOD....    1,719,019        789,323       492,370        189,596
                                      ----------     ----------      --------       --------
NET ASSETS--END OF PERIOD..........   $1,692,499     $1,719,019      $440,066       $492,370
                                      ==========     ==========      ========       ========

--------
(c) Formerly, Janus Mid Cap Sub-Account

                       See Notes to Financial Statements

    STATE STREET RESEARCH            HARRIS OAKMARK             STATE STREET RESEARCH       T. ROWE PRICE     T. ROWE PRICE
       LARGE CAP VALUE               LARGE CAP VALUE                   AURORA             LARGE CAP GROWTH  SMALL CAP GROWTH
         SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT             SUB-ACCOUNT       SUB-ACCOUNT
----------------------------  ----------------------------  ----------------------------  ----------------- -----------------
 FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD    FOR THE PERIOD
ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER  MAY 3, 2004 TO    MAY 3, 2004 TO
   31, 2004       31, 2003       31, 2004       31, 2003       31, 2004       31, 2003    DECEMBER 31, 2004 DECEMBER 31, 2004
-------------- -------------- -------------- -------------- -------------- -------------- ----------------- -----------------
   $ (7,869)      $   (731)     $  (26,551)    $  (23,605)   $  (289,463)   $  (226,886)      $   (183)          $   (38)
     32,843         20,272        \265,126         63,541        676,472       (464,619)        10,982             1,904
     60,205         81,647          31,590        363,411      2,353,162      7,352,062          1,352               236
   --------       --------      ----------     ----------    -----------    -----------       --------           -------
     85,179        101,188         270,165        403,347      2,740,171      6,660,557         12,151             2,102
   --------       --------      ----------     ----------    -----------    -----------       --------           -------
     22,804            490          28,118         44,945        464,232        492,163            590                --
    (66,395)       (37,635)       (709,147)      (338,617)    (3,556,400)    (2,513,587)            --                --
   --------       --------      ----------     ----------    -----------    -----------       --------           -------
    (43,591)       (37,145)       (681,029)      (293,672)    (3,092,168)    (2,021,424)           590                --
    524,838        274,577         931,803      1,711,083      1,730,484      2,120,943        180,670            24,121
        444           (469)        (17,145)       (20,369)       (92,037)      (116,572)           433               270
   --------       --------      ----------     ----------    -----------    -----------       --------           -------

    481,691        236,963         233,629      1,397,042     (1,453,721)       (17,053)       181,693            24,391
   --------       --------      ----------     ----------    -----------    -----------       --------           -------
    566,870        338,151         503,794      1,800,389      1,286,450      6,643,504        193,844            26,493
    396,748         58,597       2,572,569        772,180     21,170,292     14,526,788
   --------       --------      ----------     ----------    -----------    -----------       --------           -------
   $963,618       $396,748      $3,076,363     $2,572,569    $22,456,742    $21,170,292       $193,844           $26,493
   ========       ========      ==========     ==========    ===========    ===========       ========           =======

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS

                                          SCUDDER GLOBAL   STATE STREET RESEARCH STATE STREET RESEARCH
                                              EQUITY         AGGRESSIVE GROWTH        DIVERSIFIED
                                            SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                         ----------------- --------------------- ---------------------
                                          FOR THE PERIOD      FOR THE PERIOD        FOR THE PERIOD
                                          MAY 3, 2004 TO      MAY 3, 2004 TO        MAY 3, 2004 TO
                                         DECEMBER 31, 2004   DECEMBER 31, 2004     DECEMBER 31, 2004
                                         ----------------- --------------------- ---------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment (loss) income...........     $   (192)            $  (146)             $   (626)
 Net realized (losses) gains from
   security transactions................          964                  15                     8
 Change in net unrealized appreciation
   (deprecation) of investments.........        4,664               4,708                10,169
                                             --------             -------              --------
 Net increase (decrease) in net assets
   resulting from operations............        5,436               4,577                 9,551
                                             --------             -------              --------
From capital transactions:
 Net premiums...........................        1,696                  10                   240
 Redemptions............................          (56)                 --                    --
                                             --------             -------              --------
 Total net (redemptions) premiums.......        1,640                  10                   240
 Net sub-account transfers..............      101,804              67,414               108,590
 Net other transfers....................          525                 (70)                   --
                                             --------             -------              --------
 Net (decrease) increase in net assets
   resulting from capital transactions..      103,969              67,354               108,830
                                             --------             -------              --------
NET CHANGE IN NET ASSETS................      109,405              71,931               118,381
NET ASSETS--BEGINNING OF PERIOD.........
                                             --------             -------              --------
NET ASSETS--END OF PERIOD...............     $109,405             $71,931              $118,381
                                             ========             =======              ========

--------
(c) Formerly, Janus Mid Cap Sub-Account

                       See Notes to Financial Statements

             VIP                           VIP                       LORD ABBETT                      PIMCO
        EQUITY-INCOME                   OVERSEAS                   BOND DEBENTURE                 TOTAL RETURN
         SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
----------------------------  ----------------------------  ----------------------------  ----------------------------
 FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER
   31, 2004       31, 2003       31, 2004       31, 2003       31, 2004       31, 2003       31, 2004       31, 2003
-------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
 $    514,921   $    387,035   $   (49,221)   $  (173,772)    $   63,804     $   18,314    $   636,858    $    76,636
    3,994,477      1,179,444    (4,336,081)    (9,146,037)       167,377         76,221        374,008        541,977
    2,687,761     17,555,116     8,409,933     21,252,401        (22,814)       202,909       (567,040)      (196,164)
 ------------   ------------   -----------    -----------     ----------     ----------    -----------    -----------
    7,197,159     19,121,595     4,024,631     11,932,592        208,367        297,444        443,826        422,449
 ------------   ------------   -----------    -----------     ----------     ----------    -----------    -----------
    1,380,025      1,103,249       759,985        675,161         64,123         46,913        245,811        386,078
  (13,207,169)   (10,005,556)   (6,782,329)    (4,358,869)      (658,037)      (506,480)    (2,979,536)    (2,996,355)
 ------------   ------------   -----------    -----------     ----------     ----------    -----------    -----------
  (11,827,144)    (8,902,307)   (6,022,344)    (3,683,708)      (593,914)      (459,567)    (2,733,725)    (2,610,277)
   (1,701,598)    (2,622,348)     (802,221)    (1,973,233)     1,052,590      1,814,347        850,871      2,130,650
     (534,102)      (416,395)     (286,532)      (159,355)        (6,356)        (4,879)       (48,652)       (57,806)
 ------------   ------------   -----------    -----------     ----------     ----------    -----------    -----------
  (14,062,844)   (11,941,050)   (7,111,097)    (5,816,296)       452,320      1,349,901     (1,931,506)      (537,433)
 ------------   ------------   -----------    -----------     ----------     ----------    -----------    -----------
   (6,865,685)     7,180,545    (3,086,466)     6,116,296        660,687      1,647,345     (1,487,680)      (114,984)
   82,867,859     75,687,314    39,234,325     33,118,029      2,781,482      1,134,137     14,059,094     14,174,078
 ------------   ------------   -----------    -----------     ----------     ----------    -----------    -----------
 $ 76,002,174   $ 82,867,859   $36,147,859    $39,234,325     $3,442,169     $2,781,482    $12,571,414    $14,059,094
 ============   ============   ===========    ===========     ==========     ==========    ===========    ===========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS


                                                     PIMCO                     T. ROWE PRICE
                                                PEA INNOVATION                MID-CAP GROWTH
                                                  SUB-ACCOUNT                   SUB-ACCOUNT
                                         ----------------------------  ----------------------------
                                          FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                         ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER
                                            31, 2004       31, 2003       31, 2004       31, 2003
                                         -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment (loss) income...........   $ (10,681)      $ (5,903)     $  (36,943)    $  (17,966)
 Net realized (losses) gains from
   security transactions................      53,152         21,860          35,181       (156,430)
 Change in net unrealized appreciation
   (deprecation) of investments.........    (133,227)       136,588         439,999        565,931
                                           ---------       --------      ----------     ----------
 Net increase (decrease) in net assets
   resulting from operations............     (90,756)       152,545         438,237        391,535
                                           ---------       --------      ----------     ----------
From capital transactions:
 Net premiums...........................      22,750         21,902          54,637         32,628
 Redemptions............................     (81,174)       (54,308)       (307,904)      (223,327)
                                           ---------       --------      ----------     ----------
 Total net (redemptions) premiums.......     (58,424)       (32,406)       (253,267)      (190,699)
 Net sub-account transfers..............     (46,311)       625,314         924,512      1,138,918
 Net other transfers....................        (285)         2,427          (5,216)        (5,202)
                                           ---------       --------      ----------     ----------
 Net (decrease) increase in net assets
   resulting from capital transactions..    (105,020)       595,335         666,029        943,017
                                           ---------       --------      ----------     ----------
NET CHANGE IN NET ASSETS................    (195,776)       747,880       1,104,266      1,334,552
NET ASSETS--BEGINNING OF PERIOD.........     840,972         93,092       2,220,006        885,454
                                           ---------       --------      ----------     ----------
NET ASSETS--END OF PERIOD...............   $ 645,196       $840,972      $3,324,272     $2,220,006
                                           =========       ========      ==========     ==========

--------
(c) Formerly, Janus Mid Cap Sub-Account

                       See Notes to Financial Statements

             MFS                          MET/AIM                          MET/AIM                       HARRIS OAKMARK
   RESEARCH INTERNATIONAL           MID CAP CORE EQUITY                SMALL CAP GROWTH                  INTERNATIONAL
         SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
----------------------------  -------------------------------  -------------------------------  -------------------------------
 FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD    FOR THE YEAR   FOR THE PERIOD    FOR THE YEAR   FOR THE PERIOD
ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER  MAY 1, 2003 TO   ENDED DECEMBER  MAY 1, 2003 TO   ENDED DECEMBER  MAY 1, 2003 TO
   31, 2004       31, 2003       31, 2004    DECEMBER 31, 2003    31, 2004    DECEMBER 31, 2003    31, 2004    DECEMBER 31, 2003
-------------- -------------- -------------- ----------------- -------------- ----------------- -------------- -----------------
  $  (12,506)     $ (3,091)     $  (12,981)      $  (3,110)      $  (18,855)     $  (15,461)      $  (27,750)     $    7,561
      39,273        (2,928)         67,655          46,770          219,202           4,074           74,268           8,740
     196,379       187,979          61,703         131,235         (163,005)        412,707          357,561         130,294
  ----------      --------      ----------       ---------       ----------      ----------       ----------      ----------
     223,146       181,960         116,377         174,895           37,342         401,320          404,079         146,595
  ----------      --------      ----------       ---------       ----------      ----------       ----------      ----------
      33,386        26,738          14,623          20,391           18,293          25,078           33,488           9,026
     (69,580)      (93,964)        (99,574)       (298,805)         (69,733)       (153,581)        (293,822)         (7,719)
  ----------      --------      ----------       ---------       ----------      ----------       ----------      ----------
     (36,194)      (67,226)        (84,951)       (278,414)         (51,440)       (128,503)        (260,334)          1,307
     587,406       442,259          89,294         603,745         (540,023)        795,978        1,782,297         968,091
     (10,634)       (1,689)         (1,543)         (4,064)          (1,132)         (4,425)          (2,106)          1,749
  ----------      --------      ----------       ---------       ----------      ----------       ----------      ----------

     540,578       373,344           2,800         321,267         (592,595)        663,050        1,519,857         971,147
  ----------      --------      ----------       ---------       ----------      ----------       ----------      ----------
     763,724       555,304         119,177         496,162         (555,253)      1,064,370        1,923,936       1,117,742
     910,825       355,521         903,767         407,605        1,536,250         471,880        1,125,612           7,870
  ----------      --------      ----------       ---------       ----------      ----------       ----------      ----------
  $1,674,549      $910,825      $1,022,944       $ 903,767       $  980,997      $1,536,250       $3,049,548      $1,125,612
  ==========      ========      ==========       =========       ==========      ==========       ==========      ==========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS

                                                     JANUS             NEUBERGER BERMAN
                                               AGGRESSIVE GROWTH          REAL ESTATE
                                                  SUB-ACCOUNT             SUB-ACCOUNT
                                         ----------------------------  -----------------
                                          FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD
                                         ENDED DECEMBER ENDED DECEMBER  MAY 3, 2004 TO
                                            31, 2004       31, 2003    DECEMBER 31, 2004
                                         -------------- -------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment (loss) income...........    $ (4,985)      $ (5,033)      $   54,934
 Net realized (losses) gains from
   security transactions................      25,733        (60,779)          12,328
 Change in net unrealized appreciation
   (deprecation) of investments.........       2,257        152,759          103,357
                                            --------       --------       ----------
 Net increase (decrease) in net assets
   resulting from operations............      23,005         86,947          170,619
                                            --------       --------       ----------
From capital transactions:
 Net premiums...........................       5,650         12,857           34,493
 Redemptions............................     (42,093)       (37,830)         (30,187)
                                            --------       --------       ----------
 Total net (redemptions) premiums.......     (36,443)       (24,973)           4,306
 Net sub-account transfers..............     (17,325)        32,116        1,417,506
 Net other transfers....................        (114)           214            2,585
                                            --------       --------       ----------
 Net (decrease) increase in net assets
   resulting from capital transactions..     (53,882)         7,357        1,424,397
                                            --------       --------       ----------
NET CHANGE IN NET ASSETS................     (30,877)        94,304        1,595,016
NET ASSETS--BEGINNING OF PERIOD.........     393,901        299,597
                                            --------       --------       ----------
NET ASSETS--END OF PERIOD...............    $363,024       $393,901       $1,595,016
                                            ========       ========       ==========

--------
(c) Formerly, Janus Mid Cap Sub-Account

                       See Notes to Financial Statements

       AMERICAN FUNDS                AMERICAN FUNDS                AMERICAN FUNDS
           GROWTH                     GROWTH-INCOME          GLOBAL SMALL CAPITALIZATION
         SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
----------------------------  ----------------------------  ----------------------------
 FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER ENDED DECEMBER
   31, 2004       31, 2003       31, 2004       31, 2003       31, 2004       31, 2003
-------------- -------------- -------------- -------------- -------------- --------------
 $  (259,539)   $  (179,642)   $   (95,311)   $   (36,977)    $  (51,789)    $  (15,961)
     239,654       (134,575)       206,660        (88,636)        83,356        (67,626)
   1,888,600      3,854,694        997,743      2,599,377        533,171        673,123
 -----------    -----------    -----------    -----------     ----------     ----------
   1,868,715      3,540,477      1,109,092      2,473,764        564,738        589,536
 -----------    -----------    -----------    -----------     ----------     ----------
     408,182        299,412        334,595        233,456         91,934         45,806
  (2,775,369)    (1,539,663)    (2,068,687)      (958,288)      (410,789)      (124,438)
 -----------    -----------    -----------    -----------     ----------     ----------
  (2,367,187)    (1,240,251)    (1,734,092)      (724,832)      (318,855)       (78,632)
   2,888,620      6,834,462      2,191,223      4,336,264      1,358,576        726,520
     (79,701)       (20,818)       (87,210)       (61,927)        (7,585)        (3,721)
 -----------    -----------    -----------    -----------     ----------     ----------
     441,732      5,573,393        369,921      3,549,505      1,032,136        644,167
 -----------    -----------    -----------    -----------     ----------     ----------
   2,310,447      9,113,870      1,479,013      6,023,269      1,596,874      1,233,703
  17,238,096      8,124,226     12,639,590      6,616,321      2,338,506      1,104,803
 -----------    -----------    -----------    -----------     ----------     ----------
 $19,548,543    $17,238,096    $14,118,603    $12,639,590     $3,935,380     $2,338,506
 ===========    ===========    ===========    ===========     ==========     ==========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004

1.  BUSINESS

The New England Variable Account (the "Separate Account"), a separate account of Metropolitan Life Insurance Company ("Metropolitan Life"), was established on July 15, 1987 by the board of directors of New England Mutual Life Insurance Company to support its operations with respect to individual variable annuity contracts ("Contracts"). The Separate Account was registered as a unit investment trust on September 22, 1987 under the Investment Company Act of 1940, as amended. It was established in accordance with the regulations of the Massachusetts Insurance Department and is now operating in accordance with the regulations of the New York Insurance Department. The Separate Account supports one individual variable annuity contract ("Zenith Accumulator").

The Separate Account is divided into forty-six sub-accounts invested in shares of the corresponding portfolios or funds (with the same name) of the Metropolitan Fund, the Fidelity Fund, the Met Investors Fund and the American Fund (collectively, the "Funds"). For convenience, the underlying portfolios and funds are referred to as "portfolios."

The assets of the Separate Account are registered in the name of Metropolitan Life. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from Metropolitan Life's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contract is not chargeable with liabilities arising out of any other business Metropolitan Life may conduct.

The table below presents the sub-accounts within the Separate Account:

             Zenith Equity Sub-Account  State Street Research
                                        Large Cap Value
                                        Sub-Account
             State Street Research      Harris Oakmark Large Cap
              Bond Income Sub-Account   Value Sub-Account
             State Street Research      State Street Research
              Money Market Sub-Account  Aurora Sub-Account
             MFS Total Return           T. Rowe Price Large Cap
              Sub-Account               Growth Sub-Account (a)
             Harris Oakmark Focused     T. Rowe Price Small Cap
              Value Sub-Account         Growth Sub-Account (a)
             FI Value Leaders           Scudder Global Equity
              Sub-Account               Sub-Account (a)
             Loomis Sayles Small Cap    State Street Research
              Sub-Account               Aggressive Growth
                                        Sub-Account (a)
             Salomon Brothers U.S.      State Street Research
              Government Sub-Account    Diversified Sub-Account
                                        (a)
             State Street Research
              Large Cap Growth          VIP Equity-Income
              Sub-Account               Sub-Account
             Davis Venture Value
              Sub-Account               VIP Overseas Sub-Account
             Salomon Brothers
              Strategic Bond            Lord Abbett Bond
              Opportunities Sub-Account Debenture Sub-Account
             MFS Investors Trust        PIMCO Total Return
              Sub-Account               Sub-Account
             FI International Stock     PIMCO PEA Innovation
              Sub-Account               Sub-Account
             Met/Putnam Voyager         T. Rowe Price Mid-Cap
              Sub-Account               Growth Sub-Account
             FI Mid Cap Opportunities   MFS Research
              Sub-Account               International Sub-Account
             Russell 2000 Index         Met/AIM Mid Cap Core
              Sub-Account               Equity Sub-Account
             MetLife Stock Index        Met/AIM Small Cap Growth
              Sub-Account               Sub-Account
             MeLife Mid Cap Stock       Harris Oakmark
              Index Sub-Account         International Sub-Account
             Morgan Stanley EAFE Index  Janus Aggressive Growth
              Sub-Account               Sub-Account
             Lehman Brothers Aggregate  Neuberger Berman Real
              Bond Index Sub-Account    Estate Sub-Account (a)
             Neuberger Berman Partners  American Funds Growth
              Mid Cap Value Sub-Account Sub-Account
             Franklin Templeton Small   American Funds
              Cap Growth Sub-Account    Growth-Income Sub-Account
             State Street Research      American Funds Global
              Investment Trust          Small Capitalization
              Sub-Account               Sub-Account
--------
(a) Operations commenced on May 3, 2004, for the six new sub-accounts added to the Separate Account on that date.

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

2.  SIGNIFICANT ACCOUNTING POLICIES

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity accounts registered as unit investment trusts.

    A. VALUATION OF INVESTMENTS

       Investments are made in the portfolios of the Funds and are valued at the reported net asset values of these portfolios. The investments of the portfolios are valued at fair value. Money market portfolio investments are valued utilizing the amortized cost method of valuation.

    B. SECURITY TRANSACTIONS

       Purchases and sales are recorded on the trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

    C. FEDERAL INCOME TAXES

       The operations of the Separate Account are included in the Federal income tax return of Metropolitan Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Metropolitan Life does not expect to incur Federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the contracts. Accordingly, no charge is being made currently to the Separate Account for Federal income taxes. Metropolitan Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributed to the contracts.

    D. ANNUITY RESERVES

       Annuity Reserves are computed for current payable contracts according to the 1983-A Mortality Tables. The assumed interest rate may be 0% (if the Contract was annuitized prior to January 1, 2003), 3.5%, or 5% as elected by the annuitant and as regulated by laws of the respective states. Adjustments to annuity reserves are reimbursed to or from Metropolitan Life. For contracts payable on or after January 1, 1998, annuity reserves will be computed according to the Annuity 2000 Mortality Tables.

    E. USE OF ESTIMATES

       The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates.

    F. PURCHASE PAYMENTS

       Purchase payments received by Metropolitan Life are credited as accumulation units as of the end of the valuation period in which received as described in the prospectus.

    G. SUB-ACCOUNT AND OTHER TRANSFERS

       Transfers among the sub-accounts are presented under the caption net sub-account transfers. Benefit payments and miscellaneous gains and losses are presented under the caption net other transfers.

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

3.  EXPENSES

    A. ADMINISTRATIVE CHARGE

       A fixed administrative charge of $30.00 per contract year is deducted from the contract value on each contract anniversary.

    B. MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE ASSET CHARGES

       A charge for the mortality and expense risks assumed by Metropolitan Life is deducted on a daily basis and is equal to an annual rate of 1.35% to 1.60% of the net assets of the Separate Account depending upon the sub-accounts selected. The mortality risk is the risk that guaranteed annuity payments or minimum death benefit payments made by Metropolitan Life exceed amounts deducted from the net assets of the Separate Account. The expense risk is the risk that administrative costs incurred by Metropolitan Life exceed amounts deducted from the net assets of the Separate Account.

    C. CONTINGENT DEFERRED SALES CHARGE

       In the event of a partial or full surrender, a contingent deferred sales charge may be imposed. Charges for investment advisory fees and other expenses are deducted from the assets of the Portfolios.

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

4.  PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from the sales of investments for the year ended December 31, 2004 are as follows:

                                                            PURCHASES  SALES
                                                            --------- --------
                                                              (IN THOUSANDS)
  Zenith Equity Sub-Account................................  $ 1,372  $ 51,658
  State Street Research Bond Income Sub-Account............    5,597    17,600
  State Street Research Money Market Sub-Account...........    7,836    20,404
  MFS Total Return Sub-Account.............................   21,703    14,652
  Harris Oakmark Focused Value Sub-Account.................    2,112    10,793
  FI Value Leaders Sub-Account.............................      895     6,898
  Loomis Sayles Small Cap Sub-Account......................      283     8,687
  Salomon Brothers U.S. Government Sub-Account.............    1,328     5,882
  Balanced Sub-Account (a).................................      767    19,422
  State Street Research Large Cap Growth Sub-Account.......    1,540    19,100
  Davis Venture Value Sub-Account..........................    1,280    18,994
  Salomon Brothers Strategic Bond Opportunities Sub-Account    2,357     4,625
  MFS Investors Trust Sub-Account..........................      600       239
  MFS Research Managers Sub-Account (a)....................       17       595
  FI Mid Cap Opportunities Sub-Account (a).................      263     1,070
  FI International Stock Sub-Account.......................      507     2,979
  Met/Putnam Voyager Sub-Account...........................       54       429
  FI Mid Cap Opportunities Sub-Account (c).................    1,316       901
  Russell 2000 Index Sub-Account...........................    1,206     1,446
  MetLife Stock Index Sub-Account..........................    1,541     8,627
  Melife Mid Cap Stock Index Sub-Account...................      699       524
  Morgan Stanley EAFE Index Sub-Account....................      457       317
  Lehman Brothers Aggregate Bond Index Sub-Account.........    1,179     1,855
  Neuberger Berman Partners Mid Cap Value Sub-Account......    3,238       554
  Franklin Templeton Small Cap Growth Sub-Account..........      460       657
  State Street Research Investment Trust Sub-Account.......       59       149
  State Street Research Large Cap Value Sub-Account........      565        91
  Harris Oakmark Large Cap Value Sub-Account...............    1,372     1,168
  State Street Research Aurora Sub-Account.................    1,837     3,606
  T.Rowe Price Large Cap Growth Sub-Account (b)............      314       133
  T.Rowe Price Small Cap Growth Sub-Account (b)............       55        31
  Scudder Global Equity Sub-Account (b)....................      115        11
  State Street Research Aggressive Growth Sub-Account (b)..       67         0
  State Street Research Diversified Sub-Account (b)........      109         1
  VIP Equity-Income Sub-Account............................    2,464    16,116
  VIP Overseas Sub-Account.................................    1,008     8,217
  Lord Abbett Bond Debenture Sub-Account...................    1,645     1,132
  PIMCO Total Return Sub-Account...........................    3,483     4,795
  PIMCO PEA Innovation Sub-Account.........................      352       469
  T.Rowe Price Mid-Cap Growth Sub-Account..................      987       361
  MFS Research International Sub-Account...................      705       178
  Met/AIM Mid Cap Core Equity Sub-Account..................      257       268
  Met/AIM Small Cap Growth Sub-Account.....................      131       744
  Harris Oakmark International Sub-Account.................    1,802       312
  Janus Aggressive Growth Sub-Account......................       62       122
  Neuberger Berman Real Estate Sub-Account (b).............    1,554        74
  American Funds Growth Sub-Account........................    2,571     2,315
  American Funds Growth-Income Sub-Account.................    1,401       424
  American Funds Global Small Capitalization Sub-Account...    3,314     3,159
                                                             -------  --------
  Total....................................................  $84,836  $262,784
                                                             =======  ========

--------
(a) For the period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Sub-Account

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

5.  CHANGES IN OUTSTANDING UNITS

The changes in units outstanding for the years ended December 31, 2004, 2003, 2002 and 2001 are as follows:

                                               STATE STREET RESEARCH STATE STREET RESEARCH     MFS
                                 ZENITH EQUITY      BOND INCOME          MONEY MARKET      TOTAL RETURN
                                  SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT      SUB-ACCOUNT
                                 ------------- --------------------- --------------------- ------------
(IN THOUSANDS)
Outstanding at December 31, 2003    14,662            17,599                 19,054           15,689
Activity During 2004:
  Issued........................       372               946                  5,220            2,261
  Redeemed......................    (2,808)           (4,230)               (10,524)          (3,651)
                                    ------            ------                -------           ------
Outstanding at December 31, 2004    12,226            14,315                 13,750           14,299
                                    ======            ======                =======           ======

Outstanding at December 31, 2002    17,578            21,966                 29,978           19,131
Activity During 2003:
  Issued........................       548             1,657                  9,018              908
  Redeemed......................    (3,464)           (6,024)               (19,942)          (4,350)
                                    ------            ------                -------           ------
Outstanding at December 31, 2003    14,662            17,599                 19,054           15,689
                                    ======            ======                =======           ======

Outstanding at December 31, 2001    22,566            25,108                 29,851           24,501
Activity During 2002:
  Issued........................       633             2,538                 25,103              818
  Redeemed......................    (5,621)           (5,680)               (24,976)          (6,188)
                                    ------            ------                -------           ------
Outstanding at December 31, 2002    17,578            21,966                 29,978           19,131
                                    ======            ======                =======           ======

Outstanding at December 31, 2000    27,365            25,349                 31,588           30,014
Activity During 2001:
  Issued........................     1,203             6,129                 23,672            1,318
  Redeemed......................    (6,002)           (6,370)               (25,409)          (6,831)
                                    ------            ------                -------           ------
Outstanding at December 31, 2001    22,566            25,108                 29,851           24,501
                                    ======            ======                =======           ======

--------
(a) For the period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Sub-Account

HARRIS OAKMARK  FI VALUE   LOOMIS SAYLES SALOMON BROTHERS                 STATE STREET RESEARCH DAVIS VENTURE
FOCUSED VALUE    LEADERS     SMALL CAP   U.S. GOVERNMENT     BALANCED        LARGE CAPGROWTH        VALUE
 SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (A)      SUB-ACCOUNT       SUB-ACCOUNT
-------------- ----------- ------------- ---------------- --------------- --------------------- -------------
    20,520       14,408        20,191         11,210           12,834             32,912            37,413
     1,603          575           823            929              330              1,673             1,716
   (4,273)       (3,022)       (3,983)        (3,859)         (13,164)            (8,447)           (7,411)
   -------       ------       -------         ------          -------            -------           -------
    17,850       11,961        17,031          8,280               --             26,138            31,718
   =======       ======       =======         ======          =======            =======           =======

    22,308       17,850        24,037         14,892           14,361             40,344            43,784
     2,657          647         1,209          2,583            1,181              4,420             2,413
   (4,445)       (4,089)       (5,055)        (6,265)          (2,708)           (11,852)           (8,784)
   -------       ------       -------         ------          -------            -------           -------
    20,520       14,408        20,191         11,210           12,834             32,912            37,413
   =======       ======       =======         ======          =======            =======           =======

    23,266       23,928        31,037         10,827           17,248             53,584            54,077
     6,070          876         1,086          8,308            1,057              1,889             2,598
   (7,028)       (6,954)       (8,086)        (4,243)          (3,944)           (15,129)          (12,891)
   -------       ------       -------         ------          -------            -------           -------
    22,308       17,850        24,037         14,892           14,361             40,344            43,784
   =======       ======       =======         ======          =======            =======           =======

    15,594       29,466        39,281          8,874           19,606             64,809            59,645
    12,508        1,879         3,278          5,473            1,737              5,372             6,961
   (4,836)       (7,417)      (11,522)        (3,520)          (4,095)           (16,597)          (12,529)
   -------       ------       -------         ------          -------            -------           -------
    23,266       23,928        31,037         10,827           17,248             53,584            54,077
   =======       ======       =======         ======          =======            =======           =======

HARRIS OAKMARK       SALOMON BROTHERS
FOCUSED VALUE  STRATEGIC BOND OPPORTUNITIES
 SUB-ACCOUNT           SUB-ACCOUNT
-------------- ----------------------------
    20,520                12,293
     1,603                 1,580
   (4,273)                (2,936)
   -------                ------
    17,850                10,937
   =======                ======

    22,308                12,770
     2,657                 2,650
   (4,445)                (3,127)
   -------                ------
    20,520                12,293
   =======                ======

    23,266                14,812
     6,070                 2,077
   (7,028)                (4,119)
   -------                ------
    22,308                12,770
   =======                ======

    15,594                16,337
    12,508                 1,972
   (4,836)                (3,497)
   -------                ------
    23,266                14,812
   =======                ======

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

5.  CHANGES IN OUTSTANDING UNITS - (CONTINUED)

The changes in units outstanding for the years ended December 31, 2004, 2003, 2002 and 2001 are as follows:

                                       MFS              MFS          FI MID CAP         FI
                                 INVESTORS TRUST RESEARCH MANAGERS  OPPORTUNITIES  INTERNATIONAL
                                   SUB-ACCOUNT    SUB-ACCOUNT (A)  SUB-ACCOUNT (A)  SUB-ACCOUNT
                                 --------------- ----------------- --------------- -------------
(IN THOUSANDS)
Outstanding at December 31, 2003        836             704              780           9,735
Activity During 2004:
  Issued........................        777              19              183             599
  Redeemed......................       (289)           (723)            (963)         (2,567)
                                      -----            ----             ----          ------
Outstanding at December 31, 2004      1,324              --               --           7,767
                                      =====            ====             ====          ======

Outstanding at December 31, 2002        743             437              163          11,479
Activity During 2003:
  Issued........................        284             350              674           1,140
  Redeemed......................       (191)            (83)             (57)         (2,884)
                                      -----            ----             ----          ------
Outstanding at December 31, 2003        836             704              780           9,735
                                      =====            ====             ====          ======

Outstanding at December 31, 2001        315             130               --          12,484
Activity During 2002:
  Issued........................        624             377              180           1,941
  Redeemed......................       (196)            (70)             (17)         (2,946)
                                      -----            ----             ----          ------
Outstanding at December 31, 2002        743             437              163          11,479
                                      =====            ====             ====          ======

Outstanding at December 31, 2000         --              --               --          13,508
Activity During 2001:
  Issued........................        341             140               --           3,503
  Redeemed......................        (26)            (10)              --          (4,527)
                                      -----            ----             ----          ------
Outstanding at December 31, 2001        315             130               --          12,484
                                      =====            ====             ====          ======

--------
(a) For the period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Sub-Account

MET/PUTNAM    FI MID CAP      RUSSELL     METLIFE   METLIFE MID CAP MORGAN STANLEY   LEHMAN BROTHERS       NEUBERGER BERMAN
  VOYAGER    OPPORTUNITIES  2000 INDEX  STOCK INDEX   STOCK INDEX     EAFE INDEX   AGGREGATE BOND INDEX PARTNERS MID CAP VALUE
SUB-ACCOUNT SUB-ACCOUNT (C) SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
----------- --------------- ----------- ----------- --------------- -------------- -------------------- ----------------------
   2,222         1,244         3,305      10,521         2,541          1,685              4,518                 1,765
     155           918           966         637           663            473                982                 1,831
  (1,022)         (620)       (1,137)     (2,536)         (486)          (331)            (1,587)                 (478)
  ------        ------        ------      ------         -----          -----             ------                ------
   1,355         1,542         3,134       8,622         2,718          1,827              3,913                 3,118
  ======        ======        ======      ======         =====          =====             ======                ======

   2,363         1,138         1,956      12,040         2,232          1,350              5,544                 2,012
   1,190           451         2,569       1,184           970            734              2,558                   846
  (1,331)         (345)       (1,220)     (2,703)         (661)          (399)            (3,584)               (1,093)
  ------        ------        ------      ------         -----          -----             ------                ------
   2,222         1,244         3,305      10,521         2,541          1,685              4,518                 1,765
  ======        ======        ======      ======         =====          =====             ======                ======

   2,569         1,630         1,046      14,345         1,449            642              2,019                   245
   1,533           518         1,727       1,802         1,628            931              4,708                 2,153
  (1,739)       (1,010)         (817)     (4,107)         (845)          (223)            (1,183)                 (386)
  ------        ------        ------      ------         -----          -----             ------                ------
   2,363         1,138         1,956      12,040         2,232          1,350              5,544                 2,012
  ======        ======        ======      ======         =====          =====             ======                ======

      --            --            --          --            --             --                 --                    --
   3,743         2,235         1,187      17,649         1,764            731              2,434                   378
  (1,174)         (605)         (141)     (3,304)         (315)           (89)              (415)                 (133)
  ------        ------        ------      ------         -----          -----             ------                ------
   2,569         1,630         1,046      14,345         1,449            642              2,019                   245
  ======        ======        ======      ======         =====          =====             ======                ======

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

5.  CHANGES IN OUTSTANDING UNITS - (CONTINUED)

The changes in units outstanding for the years ended December 31, 2004, 2003, 2002 and 2001 are as follows:

                                 FRANKLIN TEMPLETON STATE STREET RESEARCH STATE STREET RESEARCH HARRIS OAKMARK
                                  SMALL CAP GROWTH    INVESTMENT TRUST       LARGE CAP VALUE    LARGE CAP VALUE
                                    SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
                                 ------------------ --------------------- --------------------- ---------------
(IN THOUSANDS)
Outstanding at December 31, 2003       1,929                  81                   375               2,138
Activity During 2004:
  Issued........................         597                   9                   519               1,381
  Redeemed......................        (794)                (24)                  (80)             (1,191)
                                       -----                 ---                  ----              ------
Outstanding at December 31, 2004       1,732                  66                   814               2,328
                                       =====                 ===                  ====              ======

Outstanding at December 31, 2002       1,263                  40                    74                 793
Activity During 2003:
  Issued........................       1,129                  57                   459               1,896
  Redeemed......................        (463)                (16)                 (158)               (551)
                                       -----                 ---                  ----              ------
Outstanding at December 31, 2003       1,929                  81                   375               2,138
                                       =====                 ===                  ====              ======

Outstanding at December 31, 2001         609                  32                    --                  --
Activity During 2002:
  Issued........................       1,337                  52                   100               1,021
  Redeemed......................        (683)                (44)                  (26)               (228)
                                       -----                 ---                  ----              ------
Outstanding at December 31, 2002       1,263                  40                    74                 793
                                       =====                 ===                  ====              ======

Outstanding at December 31, 2000          --                  --                    --                  --
Activity During 2001:
  Issued........................         670                  33                    --                  --
  Redeemed......................         (61)                 (1)                   --                  --
                                       -----                 ---                  ----              ------
Outstanding at December 31, 2001         609                  32                    --                  --
                                       =====                 ===                  ====              ======

--------
(a) For the period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Sub-Account

STATE STREET RESEARCH  T. ROWE PRICE    T. ROWE PRICE      SCUDDER    STATE STREET RESEARCH STATE STREET RESEARCH      VIP
       AURORA         LARGE CAP GROWTH SMALL CAP GROWTH GLOBAL EQUITY      AGGRESSIVE            DIVERSIFIED      EQUITY-INCOME
     SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
--------------------- ---------------- ---------------- ------------- --------------------- --------------------- -------------
        13,143               --               --             --                --                    --              16,985
         2,117               26                4              8                 2                     3                 749
       (3,009)              (10)              (2)            (1)               --                    --              (3,576)
       -------              ---               --             --                --                    --              ------
        12,251               16                2              7                 2                     3              14,158
       =======              ===               ==             ==                ==                    ==              ======

        13,358               --               --             --                --                    --              19,948
         3,099               --               --             --                --                    --                 808
       (3,314)               --               --             --                --                    --              (3,771)
       -------              ---               --             --                --                    --              ------
        13,143               --               --             --                --                    --              16,985
       =======              ===               ==             ==                ==                    ==              ======

        11,265               --               --             --                --                    --              24,545
         8,328               --               --             --                --                    --                 808
       (6,235)               --               --             --                --                    --              (5,405)
       -------              ---               --             --                --                    --              ------
        13,358               --               --             --                --                    --              19,948
       =======              ===               ==             ==                ==                    ==              ======

            --               --               --             --                --                    --              28,618
        13,580               --               --             --                --                    --               1,673
       (2,315)               --               --             --                --                    --              (5,746)
       -------              ---               --             --                --                    --              ------
        11,265               --               --             --                --                    --              24,545
       =======              ===               ==             ==                ==                    ==              ======

STATE STREET RESEARCH     VIP
       AURORA          OVERSEAS
     SUB-ACCOUNT      SUB-ACCOUNT
--------------------- -----------
        13,143           17,746
         2,117              987
       (3,009)           (4,149)
       -------          -------
        12,251           14,584
       =======          =======

        13,358           21,188
         3,099            2,787
       (3,314)           (6,229)
       -------          -------
        13,143           17,746
       =======          =======

        11,265           26,664
         8,328            6,269
       (6,235)          (11,745)
       -------          -------
        13,358           21,188
       =======          =======

            --           33,831
        13,580            6,640
       (2,315)          (13,807)
       -------          -------
        11,265           26,664
       =======          =======

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

5.  CHANGES IN OUTSTANDING UNITS - (CONTINUED)

The changes in units outstanding for the years ended December 31, 2004, 2003, 2002 and 2001 are as follows:

                                          LORD ABBETT      PIMCO         PIMCO      T. ROWE PRICE
                                         BOND DEBENTURE TOTAL RETURN PEA INNOVATION MID-CAP GROWTH
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                         -------------- ------------ -------------- --------------
(IN THOUSANDS)
Outstanding at December 31, 2003........     1,755         12,018         1,825         3,619
Activity During 2004:
 Issued.................................     1,084          2,970           787         1,692
 Redeemed...............................      (804)        (4,612)       (1,128)         (649)
                                             -----         ------        ------         -----
Outstanding at December 31, 2004........     2,035         10,376         1,484         4,662
                                             =====         ======        ======         =====

Outstanding at December 31, 2002........       841         12,468           314         1,946
Activity During 2003:
 Issued.................................     1,785          6,181         2,341         2,430
 Redeemed...............................      (871)        (6,631)         (830)         (757)
                                             -----         ------        ------         -----
Outstanding at December 31, 2003........     1,755         12,018         1,825         3,619
                                             =====         ======        ======         =====

Outstanding at December 31, 2001........       200          1,888           176           823
Activity During 2002:
 Issued.................................       944         13,294         1,093         1,675
 Redeemed...............................      (303)        (2,714)         (955)         (552)
                                             -----         ------        ------         -----
Outstanding at December 31, 2002........       841         12,468           314         1,946
                                             =====         ======        ======         =====

Outstanding at December 31, 2000........        --             --            --            --
Activity During 2001:
 Issued.................................       210          2,235           253           849
 Redeemed...............................       (10)          (347)          (77)          (26)
                                             -----         ------        ------         -----
Outstanding at December 31, 2001........       200          1,888           176           823
                                             =====         ======        ======         =====

--------
(a) For the period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Sub-Account

MFS RESEARCH        MET/AIM           MET/AIM      HARRIS OAKMARK       JANUS       NEUBERGER BERMAN AMERICAN FUNDS
INTERNATIONAL MID CAP CORE EQUITY SMALL CAP GROWTH INTERNATIONAL  AGGRESSIVE GROWTH   REAL ESTATE        GROWTH
 SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
------------- ------------------- ---------------- -------------- ----------------- ---------------- --------------
      947             751              1,323             955             581               --            1,555
      736             216                127           1,550              95              131              420
     (207)           (214)              (646)           (333)           (175)              (7)            (383)
    -----            ----              -----           -----            ----              ---            -----
    1,476             753                804           2,172             501              124            1,592
    =====            ====              =====           =====            ====              ===            =====

      482             418                557               9             566               --              986
      729             739                995             984             843               --              842
     (264)           (406)              (229)            (38)           (828)              --             (273)
    -----            ----              -----           -----            ----              ---            -----
      947             751              1,323             955             581               --            1,555
    =====            ====              =====           =====            ====              ===            =====

      262              --                 --              --             345               --              262
      335             544                616              19             413               --              863
     (115)           (126)               (59)            (10)           (192)              --             (139)
    -----            ----              -----           -----            ----              ---            -----
      482             418                557               9             566               --              986
    =====            ====              =====           =====            ====              ===            =====

       --              --                 --              --              --               --               --
      265              --                 --              --             395               --              289
       (3)             --                 --              --             (50)              --              (27)
    -----            ----              -----           -----            ----              ---            -----
      262              --                 --              --             345               --              262
    =====            ====              =====           =====            ====              ===            =====

AMERICAN FUNDS       AMERICAN FUNDS
GROWTH-INCOME  GLOBAL SMALL CAPITALIZATION
 SUB-ACCOUNT           SUB-ACCOUNT
-------------- ---------------------------
    1,465                 1,444
      401                   951
     (360)                 (352)
    -----                 -----
    1,506                 2,043
    =====                 =====

      999                 1,031
      710                   739
     (244)                 (326)
    -----                 -----
    1,465                 1,444
    =====                 =====

      315                   285
      840                 1,029
     (156)                 (283)
    -----                 -----
      999                 1,031
    =====                 =====

       --                    --
      397                   300
      (82)                  (15)
    -----                 -----
      315                   285
    =====                 =====

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)


6.  UNIT VALUES

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for each of the four years ended December 31, 2004, 2003, 2002 and 2001 or lesser time period if applicable.

                                                                STATE STREET RESEARCH STATE STREET RESEARCH      MFS
                                                  ZENITH EQUITY      BOND INCOME          MONEY MARKET       TOTAL RETURN
                                                   SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
                                                  ------------- --------------------- --------------------- ---------------
2004
Units (In Thousands).............................     12,226            14,315                13,750                 14,299
Unit Fair Value, Lowest to Highest (1)...........     $21.06             $4.78                 $2.33        $4.25 to $41.49
Net Assets (In Thousands)........................   $257,534           $68,371               $32,084                $73,428
Investment Income Ratio to Average Net Assets (2)      0.45%             5.91%                 0.93%                  3.21%
Expenses as a Percent of Average Net Assets (3)..      1.35%             1.35%                 1.35%                  1.35%
Total Return, Lowest to Highest (4)..............        10%                3%                 -0.4%              9% to 10%
2003
Units (In Thousands).............................     14,662            17,599                19,054                 15,689
Unit Fair Value, Lowest to Highest (1)...........     $19.24             $4.64                 $2.34                  $3.87
Net Assets (In Thousands)........................   $282,028           $81,584               $44,625                $60,791
Investment Income Ratio to Average Net Assets (2)      0.27%             3.35%                 0.83%                  1.42%
Expenses as a Percent of Average Net Assets (3)..      1.35%             1.35%                 1.35%                  1.35%
Total Return, Lowest to Highest (4)..............        30%                4%                   -1%                    15%
2002
Units (In Thousands).............................     17,578            21,966                29,978                 19,131
Unit Fair Value, Lowest to Highest (1)...........     $14.83             $4.44                 $2.35                  $3.36
Net Assets (In Thousands)........................   $260,719           $97,506               $70,595                $64,214
Investment Income Ratio to Average Net Assets (2)      0.37%             4.90%                 1.43%                 12.33%
Expenses as a Percent of Average Net Assets (3)..      1.35%             1.35%                 1.35%                  1.35%
Total Return, Lowest to Highest (4)..............       -23%                7%                    0%                    -7%
2001
Units (In Thousands).............................     22,566            25,108                29,851                 24,501
Unit Fair Value, Lowest to Highest (1)...........     $19.26             $4.15                 $2.36                  $3.60
Net Assets (In Thousands)........................   $435,031          $104,128               $70,557                $88,083
Investment Income Ratio to Average Net Assets (2)       1.5%              8.3%                  3.8%                  21.2%
Expenses as a Percent of Average Net Assets (3)..      1.35%             1.35%                 1.35%                  1.35%
Total Return, Lowest to Highest (4)..............       -17%              7.0%                    3%                    -5%

--------
(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owners' contract value. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the corresponding underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against the contract owners' contract value either through reductions in unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the corresponding underlying portfolios in which the sub-accounts invest.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owners' contract value through the redemption of units and expenses of the underlying portfolio are excluded.

(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(a) For the period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Sub-Account

HARRIS OAKMARK  FI VALUE   LOOMIS SAYLES SALOMON BROTHERS                 STATE STREET RESEARCH     DAVIS
FOCUSED VALUE    LEADERS     SMALL CAP   U.S. GOVERNMENT     BALANCED       LARGE CAP GROWTH    VENTURE VALUE
 SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (A)      SUB-ACCOUNT       SUB-ACCOUNT
-------------- ----------- ------------- ---------------- --------------- --------------------- -------------
    17,850        11,961       17,031          8,280               --             26,138            31,718
     $3.41         $2.68        $2.73          $1.62             $ --              $2.61             $3.17
   $60,907       $32,035      $46,441        $13,446             $ --            $68,266          $100,429
     1.09%         1.27%        0.00%          2.41%            2.82%              0.00%             0.60%
     1.35%         1.35%        1.35%          1.35%            1.35%              1.35%             1.35%
        8%           12%          15%           2.0%              -1%                 7%               11%
    20,520        14,408       20,191         11,210           12,834             32,912            37,413
     $3.15         $2.39        $2.38          $1.60            $1.50              $2.43             $2.86
   $64,558       $34,393      $47,962        $17,913          $19,302            $80,071          $106,857
     0.14%         0.73%        0.00%          1.90%            2.94%              0.06%             0.37%
     1.35%         1.35%        1.35%          1.35%            1.35%              1.35%             1.35%
       31%           25%          35%           0.3%              18%                33%               29%
    22,308        17,850       24,037         14,892           14,361             40,344            43,784
     $2.40         $1.91        $1.76          $1.59            $1.27              $1.82             $2.21
   $53,625       $34,028      $42,409        $23,723          $18,280            $73,610           $96,854
     0.22%         0.91%        0.11%          4.22%            2.43%              0.00%             0.90%
     1.35%         1.35%        1.35%          1.35%            1.35%              1.35%             1.35%
      -10%          -21%         -23%             6%             -15%               -34%              -17%
    23,266        23,928       31,037         10,827           17,248             53,584            54,077
     $2.67         $2.40        $2.28          $1.50            $1.49              $2.77             $2.68
   $62,348       $57,421      $70,864        $16,195          $25,744           $148,503          $145,044
      0.5%          0.9%         7.3%           6.4%             4.2%               6.2%             10.8%
     1.35%         1.35%        1.35%          1.35%            1.35%              1.35%             1.35%
       26%          -15%         -10%             5%              -6%               -13%              -12%

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)


6.  UNIT VALUES - (CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for each of the four years ended December 31, 2004, 2003, 2002 and 2001 or lesser time period if applicable.

                                                        SALOMON BROTHERS             MFS              MFS          FI MID CAP
                                                  STRATEGIC BOND OPPORTUNITIES INVESTORS TRUST RESEARCH MANAGERS  OPPORTUNITIES
                                                          SUB-ACCOUNT            SUB-ACCOUNT    SUB-ACCOUNT (A)  SUB-ACCOUNT (A)
                                                  ---------------------------- --------------- ----------------- ---------------
2004
Units (In Thousands).............................            10,937                 1,324               --               --
Unit Fair Value, Lowest to Highest (1)...........             $2.03                 $0.87             $ --             $ --
Net Assets (In Thousands)........................           $22,242                $1,146             $ --             $ --
Investment Income Ratio to Average Net Assets (2)             3.03%                 0.41%            0.46%            7.19%
Expenses as a Percent of Average Net Assets (3)..             1.35%                 1.35%            1.35%            1.35%
Total Return, Lowest to Highest (4)..............                5%                   10%               1%               -2
2003
Units (In Thousands).............................            12,293                   836              704              780
Unit Fair Value, Lowest to Highest (1)...........             $1.93                 $0.79            $0.81            $1.14
Net Assets (In Thousands)........................           $23,767                  $659             $568             $887
Investment Income Ratio to Average Net Assets (2)             2.20%                 0.27%            0.65%            2.21%
Expenses as a Percent of Average Net Assets (3)..             1.35%                 1.35%            1.35%            1.35%
Total Return, Lowest to Highest (4)..............               11%                   20%              22%              40%
2002
Units (In Thousands).............................            12,770                   743              437              163
Unit Fair Value, Lowest to Highest (1)...........             $1.74                 $0.66            $0.66            $0.81
Net Assets (In Thousands)........................           $22,221                  $487             $288             $132
Investment Income Ratio to Average Net Assets (2)             7.15%                 0.46%            0.08%            0.00%
Expenses as a Percent of Average Net Assets (3)..             1.35%                 1.35%            1.35%            1.35%
Total Return, Lowest to Highest (4)..............                8%                  -20%             -33%             -19%
2001
Units (In Thousands).............................            14,812                   315              130               --
Unit Fair Value, Lowest to Highest (1)...........             $1.61                 $0.83            $0.88               --
Net Assets (In Thousands)........................           $23,845                  $259             $128               --
Investment Income Ratio to Average Net Assets (2)              8.2%                  0.0%             0.0%               --
Expenses as a Percent of Average Net Assets (3)..             1.35%                 1.35%            1.35%               --
Total Return, Lowest to Highest (4)..............                5%                   -9%               1%               --

--------
(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owners' contract value. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the corresponding underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against the contract owners' contract value either through reductions in unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the corresponding underlying portfolios in which the sub-accounts invest.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owners' contract value through the redemption of units and expenses of the underlying portfolio are excluded.

(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(a) For the period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Sub-Account

        FI          MET/PUTNAM    FI MID CAP      RUSSELL      METLIFE     METLIFE MID CAP MORGAN STANLEY
INTERNATIONAL STOCK   VOYAGER    OPPORTUNITIES  2000 INDEX   STOCK INDEX     STOCK INDEX     EAFE INDEX
    SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT (C) SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
------------------- ----------- --------------- ----------- -------------- --------------- --------------
        7,767          1,355         1,542         3,134             8,622      2,718           1,827
        $1.40          $0.45         $1.66         $1.55    $3.70 to $3.89      $1.31           $1.12
      $10,899           $604        $2,553        $4,848           $33,395     $3,555          $2,039
        1.32%          0.13%         0.37%         0.34%             0.88%      0.55%           0.53%
        1.35%          1.35%         1.35%         1.35%             1.35%      1.35%           1.35%
          17%             4%           15%           16%                9%        14%              7%
        9,735          2,222         1,244         3,305            10,521      2,541           1,685
        $1.20          $0.43         $1.44         $1.34    $3.40 to $3.57      $1.15           $0.95
      $11,715           $956        $1,788        $4,415           $37,408     $2,912          $1,597
        0.69%          0.00%         0.00%         0.39%             1.70%      0.32%           1.41%
        1.35%          1.35%         1.35%         1.35%             1.35%      1.35%           1.35%
          26%            24%           32%           44%        26% to 27%        33%             35%
       11,479          2,363         1,138         1,956            12,040      2,232           1,350
        $0.95          $0.35         $1.08         $0.93    $2.70 to $2.82      $0.86           $0.70
      $10,935           $818        $1,235        $1,818           $33,898     $1,924            $946
        0.92%          0.00%         0.00%         0.61%             1.71%      0.33%           0.40%
        1.35%          1.35%         1.35%         1.35%             1.35%      1.35%           1.35%
         -19%           -28%          -27%          -22%      -24% to -23%       -18%            -18%
       12,484          2,569         1,630         1,046            14,345      1,449             642
        $1.17          $0.49         $1.49         $1.19             $3.67      $1.03           $0.85
      $14,495         $1,223        $2,424        $1,248           $52,580     $1,523            $545
         3.7%           0.0%          0.0%          0.2%              3.7%       0.3%            0.3%
        1.35%          1.35%         1.35%         1.35%             1.35%      1.35%           1.35%
         -22%           -37%          -43%           -1%              -28%         1%            -23%

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)


6.  UNIT VALUES - (CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for each of the four years ended December 31, 2004, 2003, 2002 and 2001 or lesser time period if applicable.

                                                    LEHMAN BROTHERS       NEUBERGER BERMAN    FRANKLIN TEMPLETON
                                                  AGGREGATE BOND INDEX PARTNERS MID CAP VALUE  SMALL CAP GROWTH
                                                      SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                                  -------------------- ---------------------- ------------------
2004
Units (In Thousands).............................         3,913                 3,118                1,732
Unit Fair Value, Lowest to Highest (1)...........         $1.28                 $2.17                $0.98
Net Assets (In Thousands)........................        $5,015                $6,771               $1,692
Investment Income Ratio to Average Net Assets (2)         3.01%                 2.24%                0.00%
Expenses as a Percent of Average Net Assets (3)..         1.35%                 1.35%                1.35%
Total Return, Lowest to Highest (4)..............            2%                   21%                  10%
2003
Units (In Thousands).............................         4,518                 1,765                1,929
Unit Fair Value, Lowest to Highest (1)...........         $1.25                 $1.79                $0.89
Net Assets (In Thousands)........................        $5,651                $3,168               $1,719
Investment Income Ratio to Average Net Assets (2)         7.09%                 0.19%                0.00%
Expenses as a Percent of Average Net Assets (3)..         1.35%                 1.35%                1.35%
Total Return, Lowest to Highest (4)..............            2%                   34%                  43%
2002
Units (In Thousands).............................         5,544                 2,012                1,263
Unit Fair Value, Lowest to Highest (1)...........         $1.23                 $1.34                $0.62
Net Assets (In Thousands)........................        $6,799                $2,688                 $789
Investment Income Ratio to Average Net Assets (2)         1.64%                 0.15%                0.00%
Expenses as a Percent of Average Net Assets (3)..         1.35%                 1.35%                1.35%
Total Return, Lowest to Highest (4)..............            8%                  -10%                 -28%
2001
Units (In Thousands).............................         2,019                   245                  609
Unit Fair Value, Lowest to Highest (1)...........         $1.13                 $1.50                $0.88
Net Assets (In Thousands)........................        $2,295                  $366                 $529
Investment Income Ratio to Average Net Assets (2)          0.6%                  0.0%                 0.0%
Expenses as a Percent of Average Net Assets (3)..         1.35%                 1.35%                1.35%
Total Return, Lowest to Highest (4)..............            5%                   -3%                 -13%

                                                  STATE STREET RESEARCH
                                                    INVESTMENT TRUST
                                                       SUB-ACCOUNT
                                                  ---------------------
2004
Units (In Thousands).............................            66
Unit Fair Value, Lowest to Highest (1)...........         $6.64
Net Assets (In Thousands)........................          $440
Investment Income Ratio to Average Net Assets (2)         0.60%
Expenses as a Percent of Average Net Assets (3)..         1.35%
Total Return, Lowest to Highest (4)..............            9%
2003
Units (In Thousands).............................            81
Unit Fair Value, Lowest to Highest (1)...........         $6.08
Net Assets (In Thousands)........................          $492
Investment Income Ratio to Average Net Assets (2)         0.68%
Expenses as a Percent of Average Net Assets (3)..         1.35%
Total Return, Lowest to Highest (4)..............           28%
2002
Units (In Thousands).............................            40
Unit Fair Value, Lowest to Highest (1)...........         $4.75
Net Assets (In Thousands)........................          $190
Investment Income Ratio to Average Net Assets (2)         0.55%
Expenses as a Percent of Average Net Assets (3)..         1.35%
Total Return, Lowest to Highest (4)..............          -27%
2001
Units (In Thousands).............................            32
Unit Fair Value, Lowest to Highest (1)...........         $6.53
Net Assets (In Thousands)........................          $206
Investment Income Ratio to Average Net Assets (2)          0.0%
Expenses as a Percent of Average Net Assets (3)..         1.35%
Total Return, Lowest to Highest (4)..............          -13%

--------
(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owners' contract value. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the corresponding underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against the contract owners' contract value either through reductions in unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the corresponding underlying portfolios in which the sub-accounts invest.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owners' contract value through the redemption of units and expenses of the underlying portfolio are excluded.

(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(a) For the period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Sub-Account

STATE STREET RESEARCH HARRIS OAKMARK  STATE STREET RESEARCH  T. ROWE PRICE    T. ROWE PRICE      SCUDDER    STATE STREET RESEARCH
   LARGE CAP VALUE    LARGE CAP VALUE        AURORA         LARGE CAP GROWTH SMALL CAP GROWTH GLOBAL EQUITY      AGGRESSIVE
     SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
--------------------- --------------- --------------------- ---------------- ---------------- ------------- ---------------------
          814              2,328              12,251                 16                2              7                 2
        $1.18              $1.32               $1.83             $12.14           $13.25         $14.77            $37.53
         $964             $3,076             $22,457               $194              $26           $109               $72
        0.00%              0.45%               0.00%                 --               --             --                --
        1.35%              1.35%               1.35%              1.35%            1.35%          1.35%             1.35%
          12%                10%                 14%                 3%            -0.4%            15%               11%
          375              2,138              13,143                 --               --             --                --
        $1.06              $1.20               $1.61                $--              $--            $--               $--
         $397             $2,573             $21,170                $--              $--            $--               $--
        1.46%              0.00%               0.00%                 --               --             --                --
        1.35%              1.35%               1.35%                 --               --             --                --
          34%                24%                 48%                 --               --             --                --
           74                793              13,358                 --               --             --                --
        $0.79              $0.97               $1.09                $--              $--            $--               $--
          $59               $772             $14,527                $--              $--            $--               $--
        0.99%              1.21%               0.64%                 --               --             --                --
        1.35%              1.35%               1.35%                 --               --             --                --
         -21%               -18%                -23%                 --               --             --                --
           --                 --              11,265                 --               --             --                --
          $--                $--               $1.40                $--              $--            $--               $--
          $--                $--             $15,846                $--              $--            $--               $--
           --                 --                0.4%                 --               --             --                --
           --                 --               1.35%                 --               --             --                --
           --                 --                 14%                 --               --             --                --

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)


6.  UNIT VALUES - (CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for each of the four years ended December 31, 2004, 2003, 2002 and 2001 or lesser time period if applicable.

                                                  STATE STREET RESEARCH      VIP          VIP      LORD ABBETT
                                                       DIVERSIFIED      EQUITY-INCOME  OVERSEAS   BOND DEBENTURE
                                                       SUB-ACCOUNT       SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                                  --------------------- ------------- ----------- --------------
2004
Units (In Thousands).............................             3             14,158       14,584        2,035
Unit Fair Value, Lowest to Highest (1)...........        $38.47              $5.37        $2.48        $1.69
Net Assets (In Thousands)........................          $118            $76,002      $36,148       $3,442
Investment Income Ratio to Average Net Assets (2)            --              1.97%        1.18%        3.48%
Expenses as a Percent of Average Net Assets (3)..         1.35%              1.35%        1.35%        1.35%
Total Return, Lowest to Highest (4)..............            8%                10%          12%           7%
2003
Units (In Thousands).............................            --             16,985       17,746        1,755
Unit Fair Value, Lowest to Highest (1)...........          $ --              $4.88        $2.21        $1.59
Net Assets (In Thousands)........................          $ --            $82,868      $39,234       $2,781
Investment Income Ratio to Average Net Assets (2)            --              1.80%        0.82%        2.25%
Expenses as a Percent of Average Net Assets (3)..            --              1.35%        1.35%        1.35%
Total Return, Lowest to Highest (4)..............            --                29%          41%          18%
2002
Units (In Thousands).............................            --             19,948       21,188          841
Unit Fair Value, Lowest to Highest (1)...........          $ --              $3.79        $1.56        $1.35
Net Assets (In Thousands)........................          $ --            $75,687      $33,118       $1,134
Investment Income Ratio to Average Net Assets (2)            --              4.41%        0.87%        6.21%
Expenses as a Percent of Average Net Assets (3)..            --              1.35%        1.35%        1.35%
Total Return, Lowest to Highest (4)..............            --               -18%         -21%          -3%
2001
Units (In Thousands).............................            --             24,545       26,664          200
Unit Fair Value, Lowest to Highest (1)...........          $ --              $4.63        $1.99        $1.38
Net Assets (In Thousands)........................          $ --           $113,591      $53,094         $277
Investment Income Ratio to Average Net Assets (2)            --               6.9%        14.6%         2.4%
Expenses as a Percent of Average Net Assets (3)..            --              1.35%        1.35%        1.35%
Total Return, Lowest to Highest (4)..............            --                -6%         -22%           0%

--------
(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owners' contract value. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the corresponding underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against the contract owners' contract value either through reductions in unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the corresponding underlying portfolios in which the sub-accounts invest.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owners' contract value through the redemption of units and expenses of the underlying portfolio are excluded.

(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(a) For the period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Sub-Account

   PIMCO         PIMCO      T. ROWE PRICE  MFS RESEARCH       MET/AIM           MET/AIM      HARRIS OAKMARK
TOTAL RETURN PEA INNOVATION MID-CAP GROWTH INTERNATIONAL MID CAPCORE EQUITY SMALL CAP GROWTH INTERNATIONAL
SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
------------ -------------- -------------- ------------- ------------------ ---------------- --------------
   10,376        1,484           4,662         1,476              753               804           2,172
    $1.21        $0.43           $0.71         $1.13            $1.36             $1.22           $1.40
  $12,571         $645          $3,324        $1,675           $1,023              $981          $3,050
    6.11%        0.06%           0.00%         0.28%            0.00%             0.00%           0.02%
    1.35%        1.35%           1.35%         1.35%            1.35%             1.35%           1.35%
       4%          -6%             16%           18%              13%                5%             19%
   12,018        1,825           3,619           947              751             1,323             955
    $1.17        $0.46           $0.61         $0.96            $1.20             $1.16           $1.18
  $14,059         $841          $2,220          $911             $904            $1,536          $1,126
    2.04%        0.00%           0.00%         0.74%            1.08%             0.00%           2.17%
    1.35%        1.35%           1.35%         1.35%            1.35%             1.35%           1.35%
       3%          55%             35%           30%              24%               37%             33%
   12,468          314           1,946           482              418               557               9
    $1.14        $0.30           $0.46         $0.74            $0.97             $0.85           $0.88
  $14,174          $93            $885          $355             $407              $472              $8
    0.00%        0.00%           0.68%         0.14%            0.16%             0.00%           0.28%
    1.35%        1.35%           1.35%         1.35%            1.35%             1.35%           1.35%
       7%         -51%            -45%          -13%             -15%              -24%            -17%
    1,888          176             823           262               --                --              --
    $1.05        $0.61           $0.82         $0.85             $ --              $ --            $ --
   $1,998         $105            $674          $223             $ --              $ --            $ --
     2.3%         0.0%            0.0%          0.0%               --                --              --
    1.35%        1.35%           1.35%         1.35%               --                --              --
       6%         -27%            -16%          -12%               --                --              --

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

6.  UNIT VALUES - (CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for each of the four years ended December 31, 2004, 2003, 2002 and 2001 or lesser time period if applicable.

                                                        JANUS       NEUBERGER BERMAN AMERICAN FUNDS AMERICAN FUNDS
                                                  AGGRESSIVE GROWTH   REAL ESTATE        GROWTH     GROWTH-INCOME
                                                     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                                  ----------------- ---------------- -------------- --------------
2004
Units (In Thousands).............................         501               124           1,592          1,506
Unit Fair Value, Lowest to Highest (1)...........       $0.73            $12.84          $12.28          $9.37
Net Assets (In Thousands)........................        $363            $1,595         $19,549        $14,119
Investment Income Ratio to Average Net Assets (2)       0.00%            0.0745           0.17%          0.88%
Expenses as a Percent of Average Net Assets (3)..       1.35%             1.35%           1.60%          1.60%
Total Return, Lowest to Highest (4)..............          7%               28%             11%             9%
2003
Units (In Thousands).............................         581                --           1,555          1,465
Unit Fair Value, Lowest to Highest (1)...........       $0.68              $ --          $11.09          $8.63
Net Assets (In Thousands)........................        $394              $ --         $17,238        $12,640
Investment Income Ratio to Average Net Assets (2)       0.00%                --           0.13%          1.13%
Expenses as a Percent of Average Net Assets (3)..       1.35%                --           1.60%          1.60%
Total Return, Lowest to Highest (4)..............         28%                --             35%            30%
2002
Units (In Thousands).............................         566                --             986            999
Unit Fair Value, Lowest to Highest (1)...........       $0.53              $ --           $8.24          $6.62
Net Assets (In Thousands)........................        $300              $ --          $8,124         $6,616
Investment Income Ratio to Average Net Assets (2)       0.00%                --           0.05%          1.49%
Expenses as a Percent of Average Net Assets (3)..       1.35%                --           1.60%          1.60%
Total Return, Lowest to Highest (4)..............        -32%                --            -26%           -20%
2001
Units (In Thousands).............................         345                --             262            315
Unit Fair Value, Lowest to Highest (1)...........       $0.77              $ --          $11.08          $8.24
Net Assets (In Thousands)........................        $264              $ --          $2,921         $2,601
Investment Income Ratio to Average Net Assets (2)        0.0%                --            3.3%           1.1%
Expenses as a Percent of Average Net Assets (3)..       1.35%                --           1.60%          1.60%
Total Return, Lowest to Highest (4)..............        -23%                --            -14%            -3%

                                                        AMERICAN FUNDS
                                                  GLOBAL SMALL CAPITALIZATION
                                                          SUB-ACCOUNT
                                                  ---------------------------
2004
Units (In Thousands).............................            2,043
Unit Fair Value, Lowest to Highest (1)...........            $1.93
Net Assets (In Thousands)........................           $3,935
Investment Income Ratio to Average Net Assets (2)            0.00%
Expenses as a Percent of Average Net Assets (3)..            1.60%
Total Return, Lowest to Highest (4)..............              19%
2003
Units (In Thousands).............................            1,444
Unit Fair Value, Lowest to Highest (1)...........            $1.62
Net Assets (In Thousands)........................           $2,339
Investment Income Ratio to Average Net Assets (2)            0.43%
Expenses as a Percent of Average Net Assets (3)..            1.60%
Total Return, Lowest to Highest (4)..............              51%
2002
Units (In Thousands).............................            1,031
Unit Fair Value, Lowest to Highest (1)...........            $1.07
Net Assets (In Thousands)........................           $1,105
Investment Income Ratio to Average Net Assets (2)            1.06%
Expenses as a Percent of Average Net Assets (3)..            1.60%
Total Return, Lowest to Highest (4)..............             -20%
2001
Units (In Thousands).............................              285
Unit Fair Value, Lowest to Highest (1)...........            $1.35
Net Assets (In Thousands)........................             $384
Investment Income Ratio to Average Net Assets (2)             1.3%
Expenses as a Percent of Average Net Assets (3)..            1.60%
Total Return, Lowest to Highest (4)..............              -9%

--------
(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owners' contract value. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the corresponding underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against the contract owners' contract value either through reductions in unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the corresponding underlying portfolios in which the sub-accounts invest.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owners' contract value through the redemption of units and expenses of the underlying portfolio are excluded.

(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(a) For the period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Sub-Account

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONCLUDED)


7.  PORTFOLIO MERGERS, CHANGE OF PORTFOLIO NAME AND SHARE SUBSTITUTIONS

Prior to the opening of business on May 3, 2004, the FI Mid Cap Opportunities Portfolio, the MFS Research Managers Portfolio and the Balanced Portfolio of the Metropolitan Fund merged into the Janus Mid Cap Portfolio, the MFS Investors Trust Portfolio and the MFS Total Return Portfolio, respectively and the Janus Mid Cap Portfolio changed its name to the FI Mid Cap Opportunities Portfolio.

Prior to the opening of business on May 3, 2004, the FI Structured Equity Portfolio and the PIMCO Innovation Portfolio changed their names to the FI Value Leaders Portfolio and the PIMCI PEA Innovation Portfolio, respectively.

Prior to the opening of business on May 3, 2004, the Alger Equity Growth Sub-Account substituted all of its shares in the Alger Equity Growth Portfolio of the Metropolitan Fund for shares in the State Street Research Large Cap Growth Portfolio of the Metropolitan Fund and changed its name to the State Street Research Large Cap Sub-Account.

Effective January 1, 2003, the MFS Mid Cap Growth Portfolio changed sub-advisers from Massachusetts Financial Services to T. Rowe Price Associates Inc. and changed its name to the T. Rowe Price Mid Cap Growth Portfolio. The State Street Research Concentrated International Portfolio changed sub-advisers from State Street Research & Management Company to Harris Associates L.P. and changed its name to the Harris Oakmark International Portfolio.

Effective April 28, 2003, the Janus Growth Portfolio of the Metropolitan Fund merged into the Janus Aggressive Growth Portfolio of the Met Investors Fund.

Effective May 1, 2003, the Putnam Large Cap Growth Portfolio changed its name to the Met/Putnam Voyager Portfolio and all series of the New England Zenith Fund became newly organized portfolios of the Metropolitan Fund. The reorganization had no effect on the investment objectives, policies or advisory fees of any series, nor was there any change in investment adviser or sub-adviser.

Effective December 16, 2003, the Putnam International Stock Portfolio of the Metropolitan Fund changed its name to the FI International Stock Portfolio.

8.  SUBSEQUENT EVENT

On August 25, 2004, Metropolitan Life entered into an agreement to sell its wholly owned subsidiary, SSRM Holdings Inc. ("SSRM") and its subsidiaries State Street Research & Management Company and SSR Realty Advisors Inc. to BlackRock Inc. Effective January 31, 2005, BlackRock Advisors, Inc. replaced State Street Research & Management Company as subadvisor to all portfolios, series or funds previously managed by State Street Research & Management Company.

                         INDEPENDENT AUDITOR'S REPORT

The Board of Directors and Shareholder of
Metropolitan Life Insurance Company
New York, New York

   We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2004 and 2003, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of Metropolitan Life Insurance Company and subsidiaries at December 31, 2004 and 2003, and the consolidated results of their operations and their consolidated cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America.

   As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts, and for embedded derivatives in certain insurance products as required by new accounting guidance which became effective on January 1, 2004 and October 1, 2003, respectively, and recorded the impact as cumulative effects of changes in accounting principles.

/s/  DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

New York, New York
March 31, 2005

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS

                          DECEMBER 31, 2004 AND 2003
            (DOLLARS IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                                                      2004     2003
                                                                                                    -------- --------
ASSETS
Investments:
    Fixed maturities available-for-sale, at fair value (amortized cost: $141,512 and $134,844, respectively)................................................................... $150,246 $143,148
    Equity securities, at fair value (cost: $1,646 and $885, respectively).........................    1,903    1,232
    Mortgage and other loans.......................................................................   31,571   26,637
    Policy loans...................................................................................    8,256    8,180
    Real estate and real estate joint ventures held-for-investment.................................    3,069    2,654
    Real estate held-for-sale......................................................................      252      472
    Other limited partnership interests............................................................    2,891    2,584
    Short-term investments.........................................................................    1,195    1,303
    Other invested assets..........................................................................    4,908    4,795
                                                                                                    -------- --------
       Total investments...........................................................................  204,291  191,005
Cash and cash equivalents..........................................................................    2,373    2,343
Accrued investment income..........................................................................    2,006    1,922
Premiums and other receivables.....................................................................    5,498    6,170
Deferred policy acquisition costs..................................................................   11,071   10,232
Assets of subsidiaries held-for-sale...............................................................      379      183
Other assets.......................................................................................    5,863    5,749
Separate account assets............................................................................   68,507   63,661
                                                                                                    -------- --------
       Total assets................................................................................ $299,988 $281,265
                                                                                                    ======== ========
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
    Future policy benefits......................................................................... $ 91,603 $ 86,802
    Policyholder account balances..................................................................   68,369   61,725
    Other policyholder funds.......................................................................    8,553    6,948
    Policyholder dividends payable.................................................................    1,058    1,046
    Policyholder dividend obligation...............................................................    2,243    2,130
    Short-term debt................................................................................    1,445    3,536
    Long-term debt.................................................................................    2,050    2,055
    Shares subject to mandatory redemption.........................................................      278      277
    Liabilities of subsidiaries held-for-sale......................................................      240       70
    Current income taxes payable...................................................................      709      791
    Deferred income taxes payable..................................................................    2,671    2,696
    Payables under securities loaned transactions..................................................   25,230   24,065
    Other liabilities..............................................................................    8,040    7,990
    Separate account liabilities...................................................................   68,507   63,661
                                                                                                    -------- --------
       Total liabilities...........................................................................  280,996  263,792
                                                                                                    -------- --------

Stockholder's Equity:
Parent's interest in preferred stock of a subsidiary, par value $1,000 per share; 110,000 shares
 authorized; 93,402 shares issued and outstanding at December 31, 2003.............................       --       93
Common stock, par value $0.01 per share; 1,000,000,000 shares authorized; 494,466,664 shares issued
 and outstanding at December 31, 2004 and 2003.....................................................        5        5
Additional paid-in capital.........................................................................   13,827   13,730
Retained earnings..................................................................................    2,696    1,261
Accumulated other comprehensive income.............................................................    2,464    2,384
                                                                                                    -------- --------
    Total stockholder's equity.....................................................................   18,992   17,473
                                                                                                    -------- --------
    Total liabilities and stockholder's equity..................................................... $299,988 $281,265
                                                                                                    ======== ========

         See accompanying notes to consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF INCOME

             FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                             (DOLLARS IN MILLIONS)

                                                                      2004     2003     2002
                                                                    -------  -------  -------
REVENUES
Premiums........................................................... $17,512  $18,151  $18,461
Universal life and investment-type product policy fees.............   2,042    1,921    1,927
Net investment income..............................................  10,805   10,279   10,553
Other revenues.....................................................     712      919    1,188
Net investment gains (losses)......................................     289     (557)    (832)
                                                                    -------  -------  -------
   Total revenues..................................................  31,360   30,713   31,297
                                                                    -------  -------  -------
EXPENSES
Policyholder benefits and claims...................................  18,735   18,444   18,709
Interest credited to policyholder account balances.................   2,358    2,379    2,711
Policyholder dividends.............................................   1,743    1,897    1,911
Other expenses.....................................................   5,382    5,633    6,348
                                                                    -------  -------  -------
   Total expenses..................................................  28,218   28,353   29,679
                                                                    -------  -------  -------
Income from continuing operations before provision for income taxes   3,142    2,360    1,618
Provision for income taxes.........................................     894      667      498
                                                                    -------  -------  -------
Income from continuing operations..................................   2,248    1,693    1,120
Income from discontinued operations, net of income taxes...........      43      334      492
                                                                    -------  -------  -------
Income before cumulative effect of a change in accounting..........   2,291    2,027    1,612
Cumulative effect of a change in accounting, net of income taxes...     (52)     (26)      --
                                                                    -------  -------  -------
Net income......................................................... $ 2,239  $ 2,001  $ 1,612
                                                                    =======  =======  =======


         See accompanying notes to consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

             FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                             (DOLLARS IN MILLIONS)



                                                         PARENT'S
                                                        INTEREST IN          ADDITIONAL
                                                      PREFERRED STOCK COMMON  PAID-IN   RETAINED
                                                      OF A SUBSIDIARY STOCK   CAPITAL   EARNINGS
                                                      --------------- ------ ---------- --------
Balance at January 1, 2002...........................      $ --        $ 5    $12,825   $    --
Sale of subsidiary to the Holding Company............                             149
Capital contribution from the Holding Company........                             500
Dividends on common stock............................                                      (904)
Comprehensive income (loss):
   Net income........................................                                     1,612
   Other comprehensive income (loss):
     Unrealized gains (losses) on derivative
      instruments, net of income taxes...............
     Unrealized investment gains (losses), net of
      related offsets, reclassification
      adjustments and income taxes...................
     Foreign currency translation adjustments........

     Other comprehensive income (loss)...............

   Comprehensive income (loss).......................
                                                           ----        ---    -------   -------
Balance at December 31, 2002.........................        --          5     13,474       708
Issuance of preferred stock by subsidiary to the
 Holding Company.....................................        93
Issuance of shares--by subsidiary....................                              24
Issuance of stock options--by subsidiary.............                               2
Sale of subsidiaries to the Holding Company or
 affiliate...........................................                             261
Capital contribution from the Holding Company........                               2
Return of capital to the Holding Company.............                             (33)
Dividends on common stock............................                                    (1,448)
Comprehensive income (loss):
   Net income........................................                                     2,001
   Other comprehensive income (loss):
     Unrealized gains (losses) on derivative
      instruments, net of income taxes...............
     Unrealized investment gains (losses), net of
      related offsets, reclassification
      adjustments and income taxes...................
     Foreign currency translation adjustments........
     Minimum pension liability adjustment............

     Other comprehensive income (loss)...............

   Comprehensive income (loss).......................
                                                           ----        ---    -------   -------
Balance at December 31, 2003.........................        93          5     13,730     1,261
Contribution of preferred stock by Holding Company
 to subsidiary and retirement thereof................       (93)
Issuance of shares--by subsidiary....................                               4
Issuance of stock options--by subsidiary.............                               2
Capital contribution from the Holding Company........                              94
Return of capital to the Holding Company.............                              (3)
Dividends on preferred stock.........................                                        (7)
Dividends on common stock............................                                      (797)
Comprehensive income (loss):
   Net income........................................                                     2,239
   Other comprehensive income (loss):
     Unrealized gains (losses) on derivative
      instruments, net of income taxes...............
     Unrealized investment gains (losses), net of
      related offsets, reclassification
      adjustments and income taxes...................
     Cumulative effect of a change in accounting,
      net of income taxes............................
     Foreign currency translation adjustments........
     Minimum pension liability adjustment............

     Other comprehensive income (loss)...............

   Comprehensive income (loss).......................
                                                           ----        ---    -------   -------
Balance at December 31, 2004.........................      $ --        $ 5    $13,827   $ 2,696
                                                           ====        ===    =======   =======

                                                      ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
                                                      --------------------------------------------
                                                           NET            FOREIGN       MINIMUM
                                                        UNREALIZED       CURRENCY       PENSION
                                                        INVESTMENT      TRANSLATION    LIABILITY
                                                      GAINS (LOSSES)    ADJUSTMENT     ADJUSTMENT    TOTAL
                                                      --------------    -----------    ----------   -------
Balance at January 1, 2002...........................     $1,799           $(139)        $ (46)     $14,444
Sale of subsidiary to the Holding Company............                                                   149
Capital contribution from the Holding Company........                                                   500
Dividends on common stock............................                                                  (904)
Comprehensive income (loss):
   Net income........................................                                                 1,612
   Other comprehensive income (loss):
     Unrealized gains (losses) on derivative
      instruments, net of income taxes...............        (58)                                       (58)
     Unrealized investment gains (losses), net of
      related offsets, reclassification
      adjustments and income taxes...................        250                                        250
     Foreign currency translation adjustments........                         72                         72
                                                                                                    -------
     Other comprehensive income (loss)...............                                                   264
                                                                                                    -------
   Comprehensive income (loss).......................                                                 1,876
                                                          ------           -----         -----      -------
Balance at December 31, 2002.........................      1,991             (67)          (46)      16,065
Issuance of preferred stock by subsidiary to the
 Holding Company.....................................                                                    93
Issuance of shares--by subsidiary....................                                                    24
Issuance of stock options--by subsidiary.............                                                     2
Sale of subsidiaries to the Holding Company or
 affiliate...........................................                                                   261
Capital contribution from the Holding Company........                                                     2
Return of capital to the Holding Company.............                                                   (33)
Dividends on common stock............................                                                (1,448)
Comprehensive income (loss):
   Net income........................................                                                 2,001
   Other comprehensive income (loss):
     Unrealized gains (losses) on derivative
      instruments, net of income taxes...............       (228)                                      (228)
     Unrealized investment gains (losses), net of
      related offsets, reclassification
      adjustments and income taxes...................        642                                        642
     Foreign currency translation adjustments........                        174                        174
     Minimum pension liability adjustment............                                      (82)         (82)
                                                                                                    -------
     Other comprehensive income (loss)...............                                                   506
                                                                                                    -------
   Comprehensive income (loss).......................                                                 2,507
                                                          ------           -----         -----      -------
Balance at December 31, 2003.........................      2,405             107          (128)      17,473
Contribution of preferred stock by Holding Company
 to subsidiary and retirement thereof................                                                   (93)
Issuance of shares--by subsidiary....................                                                     4
Issuance of stock options--by subsidiary.............                                                     2
Capital contribution from the Holding Company........                                                    94
Return of capital to the Holding Company.............                                                    (3)
Dividends on preferred stock.........................                                                    (7)
Dividends on common stock............................                                                  (797)
Comprehensive income (loss):
   Net income........................................                                                 2,239
   Other comprehensive income (loss):
     Unrealized gains (losses) on derivative
      instruments, net of income taxes...............        (77)                                       (77)
     Unrealized investment gains (losses), net of
      related offsets, reclassification
      adjustments and income taxes...................         19                                         19
     Cumulative effect of a change in accounting,
      net of income taxes............................         61                                         61
     Foreign currency translation adjustments........                         79                         79
     Minimum pension liability adjustment............                                       (2)          (2)
                                                                                                    -------
     Other comprehensive income (loss)...............                                                    80
                                                                                                    -------
   Comprehensive income (loss).......................                                                 2,319
                                                          ------           -----         -----      -------
Balance at December 31, 2004.........................     $2,408           $ 186         $(130)     $18,992
                                                          ======           =====         =====      =======

         See accompanying notes to consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

             FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                             (DOLLARS IN MILLIONS)

                                                                          2004      2003      2002
                                                                        --------  --------  --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income............................................................. $  2,239  $  2,001  $  1,612
Adjustments to reconcile net income to net cash provided by
  operating activities:
   Depreciation and amortization expenses..............................      342       386       432
   Amortization of premiums and accretion of discounts associated with
     investments, net..................................................      (15)     (162)     (456)
   (Gains) losses from sales of investments and businesses, net........     (289)      125       256
   Interest credited to other policyholder account balances............    2,358     2,379     2,711
   Universal life and investment-type product policy fees..............   (2,042)   (1,921)   (1,927)
   Change in premiums and other receivables............................      460       (81)   (1,878)
   Change in deferred policy acquisition costs, net....................     (752)     (902)     (766)
   Change in insurance-related liabilities.............................    4,939     4,210     4,550
   Change in income taxes payable......................................     (101)      250       684
   Change in other assets..............................................      (71)     (351)   (1,011)
   Change in other liabilities.........................................       51       319       118
   Other, net..........................................................     (205)     (134)       74
                                                                        --------  --------  --------
Net cash provided by operating activities..............................    6,914     6,119     4,399
                                                                        --------  --------  --------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
   Fixed maturities....................................................   78,494    69,292    61,473
   Equity securities...................................................    1,587       576     2,676
   Mortgage and other loans............................................    3,961     3,221     2,555
   Real estate and real estate joint ventures..........................      382       865       888
   Other limited partnership interests.................................      800       330       213
Purchases of:
   Fixed maturities....................................................  (83,243)  (90,122)  (79,509)
   Equity securities...................................................   (2,107)     (104)   (1,235)
   Mortgage and other loans............................................   (8,639)   (4,354)   (3,111)
   Real estate and real estate joint ventures..........................     (484)     (255)     (146)
   Other limited partnership interests.................................     (893)     (643)     (507)
Net change in short-term investments...................................      215      (183)     (308)
Proceeds from sales of businesses......................................       18     1,995       749
Net change in payable under securities loaned transactions.............    1,166     7,744     3,659
Net change in other invested assets....................................     (459)     (940)     (486)
Other, net.............................................................     (371)     (201)     (329)
                                                                        --------  --------  --------
Net cash used in investing activities.................................. $ (9,573) $(12,779) $(13,418)
                                                                        --------  --------  --------

         See accompanying notes to consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

             FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                             (DOLLARS IN MILLIONS)

                                                                           2004      2003      2002
                                                                         --------  --------  --------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
   Deposits............................................................. $ 28,277  $ 29,054  $ 30,350
   Withdrawals..........................................................  (22,702)  (22,268)  (24,773)
Net change in short-term debt...........................................   (2,072)    2,624       567
Long-term debt issued...................................................       20       145       537
Long-term debt repaid...................................................      (28)     (714)     (221)
Capital contribution from the Holding Company...........................       --       148       649
Proceeds from offering of common stock by subsidiary, net...............       --       398        --
Dividends on preferred stock............................................       (7)       --        --
Dividends on common stock...............................................     (797)   (1,448)     (904)
Other, net..............................................................        3         8       (12)
                                                                         --------  --------  --------
Net cash provided by financing activities...............................    2,694     7,947     6,193
                                                                         --------  --------  --------
Change in cash and cash equivalents.....................................       35     1,287    (2,826)
Cash and cash equivalents, beginning of year............................    2,393     1,106     3,932
                                                                         --------  --------  --------
CASH AND CASH EQUIVALENTS, END OF YEAR.................................. $  2,428  $  2,393  $  1,106
                                                                         ========  ========  ========
Cash and cash equivalents, subsidiaries held-for-sale, beginning of year       50        54        50
                                                                         ========  ========  ========
CASH AND CASH EQUIVALENTS, SUBSIDIARIES HELD-FOR-SALE, END OF YEAR......       55        50        54
                                                                         ========  ========  ========
Cash and cash equivalents, from continuing operations, beginning of year    2,343     1,052     3,882
                                                                         ========  ========  ========
CASH AND CASH EQUIVALENTS, FROM CONTINUING OPERATIONS, END OF YEAR......    2,373     2,343     1,052
                                                                         ========  ========  ========
Supplemental disclosures of cash flow information:
   Net cash paid during the year for:
       Interest......................................................... $    140  $    307  $    243
                                                                         ========  ========  ========
       Income taxes..................................................... $    950  $    789  $     96
                                                                         ========  ========  ========
   Non-cash transactions during the year:
       Purchase money mortgage on real estate sale...................... $      2  $    196  $    954
                                                                         ========  ========  ========
       Real estate acquired in satisfaction of debt..................... $      7  $     14  $     30
                                                                         ========  ========  ========
       Transfer from funds withheld at interest to fixed maturities..... $    606  $     --  $     --
                                                                         ========  ========  ========
       Contribution of equity securities to MetLife Foundation.......... $     50  $     --  $     --
                                                                         ========  ========  ========

         See accompanying notes to consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF ACCOUNTING POLICIES

BUSINESS

   Metropolitan Life Insurance Company ("Metropolitan Life") and its subsidiaries (the "Company") is a leading provider of insurance and other financial services to individual and institutional customers. The Company offers life insurance and annuities, to individuals, as well as group insurance, reinsurance and retirement & savings products and services to corporations and other institutions. Metropolitan Life is a wholly-owned subsidiary of MetLife, Inc. (the "Holding Company"). The Company offered automobile and homeowners insurance through Metropolitan Property and Casualty Insurance Company and its subsidiaries ("Met P&C"), which was sold to the Holding Company in 2003.

BASIS OF PRESENTATION

   The accompanying consolidated financial statements include the accounts of
(i) Metropolitan Life and its subsidiaries; (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item (See Note 6). Assets, liabilities, revenues and expenses of the general account for 2004 include amounts related to certain separate accounts previously reported in separate account assets and liabilities. See "--Application of Recent Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

   Cova Corporation, MetLife Investors Group, Inc., MetLife International Holdings, Inc., Walnut Street Securities, Inc., Seguros Genesis S.A., MetLife Pensiones S.A. and Metropolitan Life Seguros de Vida S.A., which were sold to the Holding Company in 2002; Met P&C, Metropolitan Tower Life Insurance Company ("MTL"), MetLife General Insurance Agency, Inc. and its subsidiaries, MetLife Securities, Inc. and N.L. Holding Corporation and its subsidiaries, which were sold to the Holding Company in 2003; and Newbury Insurance Company, Limited which was sold to the Holding Company and New England Pension and Annuity Company which was sold to MTL in 2004, are included in the accompanying consolidated financial statements until the respective dates of sale. On August 25, 2004, the Company entered into an agreement to sell its wholly owned subsidiary, SSRM Holdings, Inc. ("SSRM"), to a third party. On January 31, 2005, the Company completed the sale of SSRM. The Company has reclassified the assets, liabilities and operations of SSRM into discontinued operations for all periods presented in the consolidated financial statements. (See Note 15).

   The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations.

   Minority interest related to consolidated entities included in other liabilities was $1,325 million and $1,233 million at December 31, 2004 and 2003, respectively.

   Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2004 presentation.

SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments; (iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of deferred policy acquisition costs ("DAC"), including value of business acquired ("VOBA"); (vi) the liability for future policyholder benefits; (vii) the liability for litigation and regulatory matters; and (viii) accounting for reinsurance transactions and employee benefit plans. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from those estimates.

  INVESTMENTS

   The Company's principal investments are in fixed maturities, mortgage and other loans and real estate, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to:
(i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into certain structured investment transactions, real estate joint ventures and limited partnerships for which the Company may be deemed to be the primary beneficiary and, therefore, may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

  DERIVATIVES

   The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. The Company also purchases investment securities, issues certain insurance policies

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES and engages in certain reinsurance contracts that have embedded derivatives. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate in the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

  DEFERRED POLICY ACQUISITION COSTS

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of such costs is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross margins and profits, which generally are used to amortize such costs. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross margins and profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the capitalization and amortization of DAC including VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

  LIABILITY FOR FUTURE POLICY BENEFITS

   The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation.

   Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated reserves are included in the results of operations in the period in which the changes occur.

  REINSURANCE

   The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

  LITIGATION

   The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities related to certain lawsuits, including the Company's asbestos-related liability, are especially difficult to estimate due to the limitation of available data and uncertainty regarding numerous variables used to determine amounts recorded. The data and variables that impact the assumptions used to estimate the Company's asbestos-related liability include the number of future claims, the cost to resolve claims, the disease mix and severity of disease, the jurisdiction of claims filed, tort reform efforts and the impact of any possible future adverse verdicts and their amounts. On a quarterly and annual basis the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, including asbestos-related cases, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  EMPLOYEE BENEFIT PLANS

   The Company sponsors pension and other retirement plans in various forms covering employees who meet specified eligibility requirements. The reported expense and liability associated with these plans requires an extensive use of assumptions which include the discount rate, expected return on plan assets and rate of future compensation increases as determined by the Company. Management determines these assumptions based upon currently available market and industry data, historical performance of the plan and its assets, and consultation with an independent consulting actuarial firm. These assumptions used by the Company may differ materially from actual results due to changing market and economic conditions, higher or lower withdrawal rates or longer or shorter life spans of the participants. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

  INVESTMENTS

   The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES than-temporary in the period that determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in "Summary of Critical Accounting Estimates-Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

   The Company's review of its fixed maturities and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

   Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

   Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are recorded when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Such valuation allowances are established for the excess carrying value of the mortgage loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics based on property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

   Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Once the Company identifies a property that is expected to be sold within one year and commences a firm plan for marketing the property, the Company, if applicable, classifies the property as held-for-sale and reports the related net investment income and any resulting investment gains and losses as discontinued operations. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. Cost of real estate held-for-investment is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in net investment gains and losses. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

   Policy loans are stated at unpaid principal balances.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Short-term investments are stated at amortized cost, which approximates fair value.

   Other invested assets consist principally of leveraged leases and funds withheld at interest. The leveraged leases are recorded net of non-recourse debt. The Company participates in lease transactions which are diversified by industry, asset type and geographic area. The Company regularly reviews residual values and impairs residuals to expected values as needed. Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. For agreements written on a modified coinsurance basis and certain agreements written on a coinsurance basis, assets supporting the reinsured policies and equal to the net statutory reserves are withheld and continue to be legally owned by the ceding companies. Other invested assets also includes the fair value of embedded derivatives related to funds withheld and modified coinsurance contracts. The Company recognizes interest on funds withheld in accordance with the treaty terms as investment income is earned on the assets supporting the reinsured policies.

   The Company participates in structured investment transactions, primarily asset securitizations and structured notes. These transactions enhance the Company's total return of the investment portfolio principally by generating management fee income on asset securitizations and by providing equity-based returns on debt securities through structured notes and similar instruments.

   The Company sponsors financial asset securitizations of high yield debt securities, investment grade bonds and structured finance securities and also is the collateral manager and a beneficial interest holder in such transactions. As the collateral manager, the Company earns management fees on the outstanding securitized asset balance, which are recorded in income as earned. When the Company transfers assets to a bankruptcy-remote special purpose entity ("SPE") and surrenders control over the transferred assets, the transaction is accounted for as a sale. Gains or losses on securitizations are determined with reference to the carrying amount of the financial assets transferred, which is allocated to the assets sold and the beneficial interests retained based on relative fair values at the date of transfer. Beneficial interests in securitizations are carried at fair value in fixed maturities. Income on these beneficial interests is recognized using the prospective method. The SPEs used to securitize assets generally are not consolidated by the Company because the Company has determined that it is not the primary beneficiary of these entities. Prior to the adoption of FASB Interpretation No. 46 (revised December 31, 2003), CONSOLIDATION OF VARIABLE INTEREST ENTITIES, AN INTERPRETATION OF ARB NO. 51 ("FIN 46(r)"), such SPEs were not consolidated because they did not meet the criteria for consolidation under previous accounting guidance.

   The Company purchases or receives beneficial interests in SPEs, which generally acquire financial assets, including corporate equities, debt securities and purchased options. The Company has not guaranteed the performance, liquidity or obligations of the SPEs and the Company's exposure to loss is limited to its carrying value of the beneficial interests in the SPEs. The Company uses the beneficial interests as part of its risk management strategy, including asset-liability management. These SPEs are not consolidated by the Company because the Company has determined that it is not the primary beneficiary of these entities based on the framework provided in FIN 46(r). Prior to the adoption of FIN 46(r), such SPEs were not consolidated because they did not meet the criteria for consolidation under previous accounting guidance. These beneficial interests are generally structured notes which are included in fixed maturities, and their income is recognized using the retrospective interest method or the level yield method, as appropriate. Impairments of these beneficial interests are included in net investment gains (losses).

  DERIVATIVE FINANCIAL INSTRUMENTS

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage its various risks. Additionally, the Company enters into income generation and replication derivatives as permitted by its insurance subsidiaries' Derivatives Use Plans approved by the applicable state insurance departments. Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within Other invested assets or as liabilities within Other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in Net investment gains (losses), or in Interest credited to policyholder account balances for hedges of liabilities embedded in certain variable annuity products offered by the Company.

   To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or
(iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and throughout the life of the hedging relationship. The ineffective portion of the changes in fair value of the hedging instrument is recorded in net investment gains (losses).

   Under a fair value hedge, changes in the fair value of the derivative, along with changes in the fair value of the hedged item related to the risk being hedged, are reported in Net investment gains (losses).

   In a cash flow hedge, changes in the fair value of the derivative are recorded in Other comprehensive income (loss), a separate component of shareholders' equity, and the deferred gains or losses on the derivative are reclassified into the income statement when the Company's earnings are affected by the variability in cash flows of the hedged item.

   In a hedge of a net investment in a foreign operation, changes in the fair value of the derivative are recorded in Other comprehensive income (loss).

   The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; (iii) it is no longer probable that the forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

   When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in Net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to hedged risk, and the cumulative adjustment to its carrying value is

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES amortized into income over the remaining life of the hedged item. The changes in fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are amortized into income over the remaining life of the hedging instruments.

   When hedge accounting is discontinued because it is probable that the forecasted transactions will not occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in Net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in Net investment gains (losses). Deferred gains and losses of a derivative recorded in Other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in Net investment gains (losses).

   In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as Net investment gains (losses).

   The Company is also a party to financial instruments in which a derivative is "embedded." For each financial instrument in which a derivative is embedded, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract, and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative, as defined in SFAS 133. If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in Net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in Net investment gains (losses).

  CASH AND CASH EQUIVALENTS

   The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

  PROPERTY, EQUIPMENT, LEASEHOLD IMPROVEMENTS AND COMPUTER SOFTWARE

   Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets. The estimated life for company occupied real estate property is generally 40 years. Estimated lives generally range from five to ten years for leasehold improvements and three to five years for all other property and equipment. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $439 million and $396 million at December 31, 2004 and 2003, respectively. Related depreciation and amortization expense was $93 million, $99 million and $77 million for the years ended December 31, 2004, 2003 and 2002, respectively.

   Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. Accumulated amortization of capitalized software was $490 million and $377 million at December 31, 2004 and 2003, respectively. Related amortization expense was $126 million, $143 million and $152 million for the years ended December 31, 2004, 2003 and 2002, respectively.

  DEFERRED POLICY ACQUISITION COSTS

   The costs of acquiring new and renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs, which consist principally of commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract for participating traditional life, universal life and investment-type products. Generally, DAC is amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross margins and profits are based on rates in effect at the inception or acquisition of the contracts.

   Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

   DAC for non-participating traditional life, non-medical health and annuity policies with life contingencies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

   Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

   DAC for property and casualty insurance contracts, which is primarily comprised of commissions and certain underwriting expenses, are deferred and amortized on a pro rata basis over the applicable contract term or reinsurance treaty.

   VOBA, included as part of DAC, represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the date of acquisition and is amortized over the expected policy or contract duration in relation to the estimated gross profits or premiums from such policies and contracts.

  SALES INDUCEMENTS

   The Company has two different types of sales inducements: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit and (ii) the policyholder receives a higher interest rate than the normal general account interest rate credited on money in the enhanced dollar cost averaging program. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  GOODWILL

   The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. On January 1, 2002, the Company adopted the provisions of SFAS No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS, ("SFAS 142"). In accordance with SFAS 142, goodwill is not amortized but is tested for impairment at least annually to determine whether a writedown of the cost of the asset is required. Impairments are recognized in operating results when the carrying amount of goodwill exceeds its implied fair value. Prior to the adoption of SFAS 142, goodwill was amortized on a straight-line basis over a period ranging from 10 to 30 years and impairments were recognized in operating results when permanent diminution in value was deemed to have occurred.

   Changes in net goodwill were as follows:

                                            YEARS ENDED DECEMBER 31,
                                            -----------------------
                                            2004     2003     2002
                                            ----     -----   -----
                                            (DOLLARS IN MILLIONS)
                 Balance, beginning of year $218    $ 405    $ 575
                 Acquisitions..............    1        3        7
                 Impairment losses.........   --       --       (2)
                 Disposition and other.....   (2)    (190)    (175)
                                             ----    -----   -----
                 Balance, end of year...... $217    $ 218    $ 405
                                             ====    =====   =====

   Accumulated amortization from goodwill was as follows at:

                                              DECEMBER 31,
                                             ---------------------
                                             2004    2003   2002
                                             ----    ----   ----
                                             (DOLLARS IN MILLIONS)
                    Accumulated amortization $32     $32    $71
                                             ===     ===    ===

  LIABILITY FOR FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

   Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 3% to 9%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), (ii) the liability for terminal dividends, and (iii) premium deficiency reserves, which are established when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses after DAC is written off. Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of (i) the present value of future benefit payments and related expenses less the present value of future net premiums and (ii) premium deficiency reserves.

   Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for the aggregate future policy benefit liabilities range from 3.3% to 10.0%.

   Participating business represented approximately 12% and 13% of the Company's life insurance in-force, and 87% and 88% of the number of life insurance policies in-force, at December 31, 2004 and 2003, respectively. Participating policies represented approximately 37% and 37%, 40% and 41%, and 40% and 41% of gross and net life insurance premiums for the years ended December 31, 2004, 2003 and 2002, respectively. The percentages indicated are calculated excluding the business of the Reinsurance segment.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments and premium deficiency reserves. Interest rates used in establishing such liabilities range from 3% to 10%.

   Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 3% to 7%.

   Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 8%.

   Liabilities for unpaid claims and claim expenses for property and casualty insurance are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated salvage and subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

   Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 1% to 12%, less expenses, mortality charges, and withdrawals.

   The Company issues fixed and floating rate obligations under its guaranteed investment contract ("GIC") program. During the years ended December 31, 2004, 2003 and 2002, the Company issued $3,941 million, $4,341 million and $500 million, respectively, in such obligations. There have been no repayments of any of the contracts. Accordingly, the GICs outstanding, which are included in policyholder account balances in the accompanying consolidated balance sheets, were $8,978 and $4,862, respectively, at December 31, 2004 and 2003. Interest credited on the contracts for the years ended December 31, 2004, 2003 and 2002 was $139 million, $56 million and $12 million, respectively.

   The Company establishes liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid up guarantees relating to certain life policies. Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

   Guaranteed annuitization benefit liabilities are determined by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES assumptions used for calculating such guaranteed annuitization benefit liabilities are consistent with those used for calculating the guaranteed death benefit liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates a percentage of the potential annuitizations that may be elected by the contractholder.

   Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

  RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

   Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

   Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

   Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recognized in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

   Premiums related to property and casualty contracts are recognized as revenue on a pro rata basis over the applicable contract term.

  OTHER REVENUES

   Other revenues include advisory fees, broker/dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

  POLICYHOLDER DIVIDENDS

   Policyholder dividends are approved annually by the insurance subsidiaries' boards of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiaries.

  INCOME TAXES

   The Company joins with the Holding Company and its includable affiliates in filing a consolidated Federal income tax return. The consolidating companies have executed a tax allocation agreement. Under the agreement, current Federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments (receive reimbursement) to the Holding Company to the extent that their income (losses and other credits) contributes to (reduces) the consolidated federal tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return. The Company files state income tax returns on an individual corporate basis.

   The Company applies the concepts of Statement of Financial Accounting Standards ("SFAS") No. 109, Accounting for Income Taxes, which establishes deferred tax assets and liabilities based upon the difference between the financial statement and tax bases of assets and liabilities using the enacted tax rates in effect for the year in which the differences are expected to reverse. SFAS No. 109 allows recognition of deferred tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be realized.

  REINSURANCE

   The Company has reinsured certain of its life insurance and property and casualty insurance contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC is reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

   The Company assumes and retrocedes financial reinsurance contracts, which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in other assets. The amount of revenue reported on these contracts represents fees and the cost of insurance under the terms of the reinsurance agreement and is reported in other revenues.

  SEPARATE ACCOUNTS

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS ("SOP 03-1"), on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES the same line in the consolidated statements of income. In connection with the adoption of SOP 03-1, separate account assets with a fair value of $1.7 billion were reclassified to general account investments with a corresponding transfer of separate account liabilities to future policy benefits and policyholder account balances. See "--Application of Recent Accounting Pronouncements."

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  STOCK-BASED COMPENSATION

   Effective January 1, 2003, MetLife, Inc. and the Company account for stock-based compensation plans using the prospective fair value accounting method prescribed by SFAS No. 123, ACCOUNTING FOR STOCK-BASED COMPENSATION ("SFAS 123"), as amended by SFAS No. 148, ACCOUNTING FOR STOCK-BASED COMPENSATION--TRANSITION AND DISCLOSURE ("SFAS 148"). The fair value method requires compensation cost to be measured based on the fair value of the equity instrument at the grant or award date. MetLife, Inc. allocates 100% of stock option expense to the Company.

   Stock-based compensation grants prior to January 1, 2003 are accounted for using the intrinsic value method prescribed by Accounting Principles Board Opinion ("APB") No. 25, ACCOUNTING FOR STOCK ISSUED TO EMPLOYEES ("APB 25").
Note 12 includes the pro forma disclosures required by SFAS No. 123, as amended. The intrinsic value method represents the quoted market price or fair value of the equity award at the measurement date less the amount, if any, the employee is required to pay.

   Stock-based compensation is accrued over the vesting period of the grant or award.

  FOREIGN CURRENCY

   Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported in earnings in the respective financial statement lines to which they relate.

  DISCONTINUED OPERATIONS

   The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

   In December 2004, the Financial Accounting Standards Board ("FASB") issued Staff Position Paper ("FSP") 109-2, ACCOUNTING AND DISCLOSURE GUIDANCE FOR THE FOREIGN EARNINGS REPATRIATION PROVISION WITHIN THE

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

AMERICAN JOBS CREATION ACT OF 2004 ("AJCA"). The AJCA introduced a one-time dividend received deduction on the repatriation of certain earnings to a U.S. taxpayer. FSP 109-2 provides companies additional time beyond the financial reporting period of enactment to evaluate the effects of the AJCA on their plans to repatriate foreign earnings for purposes of applying SFAS 109, ACCOUNTING FOR INCOME TAXES. The Company has completed its evaluation of the repatriation provision and determined that there will not be any impact on the Company's tax provision and deferred tax assets and liabilities.

   In December 2004, the FASB issued SFAS No. 153, EXCHANGE OF NONMONETARY ASSETS, AN AMENDMENT OF APB OPINION NO. 29 ("SFAS 153"). SFAS 153 amends prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaces it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 are effective for nonmonetary asset exchanges occurring in fiscal periods beginning after June 15, 2005 and shall be applied prospectively. SFAS 153 is not expected to have a material impact on the Company's consolidated financial statements at the date of adoption.

   In December 2004, FASB revised SFAS 123 to Share-Based Payment ("SFAS 123(r)"). SFAS 123(r) provides additional guidance on determining whether certain financial instruments awarded in share-based payment transactions are liabilities. SFAS 123(r) also requires that the cost of all share-based transactions be recorded in the financial statements. The revised pronouncement must be adopted by the Company by July 1, 2005. As all stock options currently accounted for under APB 25 will vest prior to the effective date, implementation of SFAS 123(r) will not have a significant impact on the Company's consolidated financial statements.

   Effective January 1, 2003, the Company adopted SFAS 148, which provides guidance on how to apply the fair value method of accounting for share-based payments. As permitted under SFAS 148, the Company elected to use the prospective method of accounting for stock options granted subsequent to December 31, 2002. Options granted prior to January 1, 2003 will continue to be accounted for under the intrinsic value method until the adoption of SFAS 123(r), and the pro forma impact of accounting for these options at fair value will continue to be disclosed in the consolidated financial statements until the last of those options vest in 2005. See Note 12.

   In March 2004, the Emerging Issues Task Force ("EITF") reached further consensus on Issue No. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. An EITF 03-1 consensus reached in November 2003 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The Company has complied with the disclosure requirements of EITF 03-1, which were effective December 31, 2003. The accounting guidance of EITF 03-1 relating to the recognition of investment impairment which was to be effective in the third quarter of 2004 has been delayed pending the development of additional guidance. The Company is actively monitoring the deliberations relating to this issue at the FASB and currently is unable to determine the ultimate impact EITF 03-1 will have on its consolidated financial statements.

   In March 2004, the EITF reached consensus on Issue No. 03-16, ACCOUNTING FOR INVESTMENTS IN LIMITED LIABILITY COMPANIES ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

   Effective January 1, 2004, the Company adopted SOP 03-1, as interpreted by Technical Practices Aids issued by the American Institute of Certified Public Accountants. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In June 2004, the FASB released FSP No. 97-1, SITUATIONS IN WHICH PARAGRAPHS 17(B) AND 20 OF FASB STATEMENT NO. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS, PERMIT OR REQUIRE ACCRUAL OF AN UNEARNED REVENUE LIABILITY ("FSP 97-1") which included clarification that unearned revenue liabilities should be considered in determining the necessary insurance benefit liability required under SOP 03-1. Since the Company had considered unearned revenue in determining its SOP 03-1 benefit liabilities, FSP 97-1 did not impact its consolidated financial statements. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased the liability for future policyholder benefits for changes in the methodology relating to various guaranteed death and annuitization benefits and for determining liabilities for certain universal life insurance contracts by $8 million, which has been reported as a cumulative effect of a change in accounting. This amount is net of corresponding changes in DAC, including VOBA and unearned revenue liability ("offsets") under certain variable annuity and life contracts and income taxes. Certain other contracts sold by the Company provide for a return through periodic crediting rates, surrender adjustments or termination adjustments based on the total return of a contractually referenced pool of assets owned by the Company. To the extent that such contracts are not accounted for as derivatives under the provisions of SFAS 133 and not already credited to the contract account balance, under SOP 03-1 the change relating to the fair value of the referenced pool of assets is recorded as a liability with the change in the liability recorded as policyholder benefits and claims. Prior to the adoption of SOP 03-1, the Company recorded the change in such liability as other comprehensive income. At adoption, this change decreased net income and increased other comprehensive income by $33 million, net of income taxes, which were recorded as cumulative effects of a change in accounting. Effective with the adoption of SOP 03-1, costs associated with enhanced or bonus crediting rates to contractholders must be deferred and amortized over the life of the related contract using assumptions consistent with the amortization of DAC. Since the Company followed a similar approach prior to adoption of SOP 03-1, the provisions of SOP 03-1 relating to sales inducements had no significant impact on the Company's consolidated financial statements. At adoption, the Company reclassified $116 million of ownership in its own separate accounts from other assets to fixed maturities, equity securities and cash and cash equivalents. This reclassification had no significant impact on net income or other comprehensive income at adoption. In accordance with SOP 03-1's guidance for the reporting of certain separate accounts, at adoption, the Company also reclassified $1.7 billion of separate account assets to general account investments and $1.7 billion of separate account liabilities to future policy benefits and policyholder account balances. This reclassification decreased net income and increased other comprehensive income by $27 million, net of income taxes, which were reported as cumulative effects of a change in accounting. The application of SOP 03-1 decreased the Company's 2004 net income by $36 million, including the cumulative effect of adoption of a decrease in net income of $52 million as described above.

   In December 2003, FASB revised SFAS No. 132, EMPLOYERS' DISCLOSURES ABOUT PENSIONS AND OTHER POSTRETIREMENT BENEFITS--AN AMENDMENT OF FASB STATEMENTS NO. 87, 88 AND 106 ("SFAS 132(r)"). SFAS 132(r) retains most of the disclosure requirements of SFAS 132 and requires additional disclosure about assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other postretirement plans. SFAS 132(r) was primarily effective for fiscal years ending after December 15, 2003; however, certain disclosures about foreign plans and estimated future benefit payments were effective for fiscal years ending after June 15, 2004. The Company's adoption of SFAS 132(r) on December 31, 2003 did not have a significant impact on its consolidated financial statements since it only revised disclosure requirements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   In May 2004, the FASB issued FASB Staff Position ("FSP") No. 106-2, ACCOUNTING AND DISCLOSURE REQUIREMENTS RELATED TO THE MEDICARE PRESCRIPTION DRUG, IMPROVEMENT AND MODERNIZATION ACT OF 2003 ("FSP 106-2"), which provides accounting guidance to a sponsor of a postretirement health care plan that provides prescription drug benefits. The Company expects to receive subsidies on prescription drug benefits beginning in 2006 under the Medicare Prescription Drug, Improvement and Modernization Act of 2003 based on the Company's determination that the prescription drug benefits offered under certain postretirement plans are actuarially equivalent to the benefits offered under Medicare Part D. FSP 106-2 was effective for interim periods beginning after June 15, 2004 and provides for either retroactive application to the date of enactment of the legislation or prospective application from the date of adoption of FSP 106-2. Effective July 1, 2004, the Company adopted FSP 106-2 prospectively and the postretirement benefit plan assets and accumulated benefit obligation were remeasured to determine the effect of the expected subsidies on net periodic postretirement benefit cost. As a result, the accumulated postretirement benefit obligation and net periodic postretirement benefit cost was reduced by $201 million and $16 million for 2004, respectively.

   Effective October 1, 2003, the Company adopted Statement 133 Implementation Issue No. B36, EMBEDDED DERIVATIVES: MODIFIED COINSURANCE ARRANGEMENTS AND DEBT INSTRUMENTS THAT INCORPORATE CREDIT RISK EXPOSURES THAT ARE UNRELATED OR ONLY PARTIALLY RELATED TO THE CREDITWORTHINESS OF THE OBLIGOR UNDER THOSE INSTRUMENTS ("Issue B36"). Issue B36 concluded that (i) a company's funds withheld payable and/or receivable under certain reinsurance arrangements, and
(ii) a debt instrument that incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor include an embedded derivative feature that is not clearly and closely related to the host contract. Therefore, the embedded derivative feature is measured at fair value on the balance sheet and changes in fair value are reported in income. The Company's application of Issue B36 increased (decreased) net income by $4 million and ($12) million, net of amortization of DAC and income taxes, for 2004 and 2003, respectively. The 2003 impact includes a decrease in net income of $26 million relating to the cumulative effect of a change in accounting from the adoption of the new guidance.

   Effective July 1, 2003, the Company adopted SFAS No. 149, AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

   During 2003, the Company adopted FASB Interpretation ("FIN") No. 46, CONSOLIDATION OF VARIABLE INTEREST ENTITIES--AN INTERPRETATION OF ARB NO. 51 ("FIN 46"), and its December 2003 revision ("FIN 46(r)"). Certain of the Company's investments in real estate joint ventures and other limited partnership interests meet the definition of a VIE and have been consolidated, in accordance with the transition rules and effective dates, because the Company is deemed to be the primary beneficiary. A VIE is defined as (i) any entity in which the equity investments at risk in such entity do not have the characteristics of a controlling financial interest, or (ii) any entity that does not have sufficient equity at risk to finance its activities without additional subordinated support from other parties. Effective February 1, 2003, the Company adopted FIN 46 for VIEs created or acquired on or after February 1, 2003 and, effective December 31, 2003, the Company adopted FIN 46(r) with respect to interests in entities formerly considered special purpose entities ("SPEs"), including interests in asset-backed securities and collateralized debt obligations. The adoption of FIN 46 as of February 1, 2003 did not have a significant impact on the Company's consolidated financial statements. The adoption of the provisions of FIN 46(r) at December 31, 2003 did not require the Company to consolidate any additional VIEs that were not previously consolidated. In accordance with the provisions of FIN 46(r), the Company elected to defer until March 31, 2004 the consolidation of interests in VIEs for non-SPEs acquired prior to February 1, 2003 for which

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES it is the primary beneficiary. As of March 31, 2004, the Company consolidated assets and liabilities relating to real estate joint ventures of $78 million and $11 million, respectively, and assets and liabilities relating to other limited partnerships of $29 million and less than $1 million, respectively, for VIEs for which the Company was deemed to be the primary beneficiary. There was no impact to net income from the adoption of FIN 46.

   Effective January 1, 2003, the Company adopted FIN No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 were applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's consolidated financial statements. See Note 10.

   Effective January 1, 2003, the Company adopted SFAS No. 146, ACCOUNTING FOR COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, LIABILITY RECOGNITION FOR CERTAIN EMPLOYEE TERMINATION BENEFITS AND OTHER COSTS TO EXIT AN ACTIVITY INCLUDING CERTAIN COSTS INCURRED IN A RESTRUCTURING ("EITF 94-3"). The Company's activities subject to this guidance in 2004 and 2003 were not significant.

   Effective January 1, 2003, the Company adopted SFAS No. 145, RESCISSION OF FASB STATEMENTS NO. 4, 44, AND 64, AMENDMENT OF FASB STATEMENT NO. 13, AND TECHNICAL CORRECTIONS ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's consolidated financial statements.

   Effective January 1, 2002, the Company adopted SFAS No. 144, ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superseding SFAS No. 121, ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS TO BE DISPOSED OF ("SFAS 121"), and the accounting and reporting provisions of APB Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS--REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell, rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144: (i) broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business); (ii) requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed; and (iii) retains the basic provisions of (a) APB 30 regarding the presentation of discontinued operations in the statements of income, (b) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill), and (c) SFAS 121 relating to the measurement of long-lived assets classified as held-for-sale. Adoption of SFAS 144 did not have a material impact on the Company's consolidated financial statements other than the presentation as discontinued operations of net investment income and net investment gains related to operations of real estate on which the Company initiated disposition activities subsequent to January 1, 2002 and the classification of such real estate as held-for-sale on the consolidated balance sheets.

   Effective January 1, 2002, the Company adopted SFAS No. 142. SFAS 142 eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES by reporting unit. There was no impairment of identified intangibles or significant reclassifications between goodwill and other intangible assets at January 1, 2002. Amortization of other intangible assets was not material for the years ended December 31, 2004, 2003 and 2002.

2.  INVESTMENTS

FIXED MATURITIES AND EQUITY SECURITIES

   Fixed maturities and equity securities at December 31, 2004 were as follows:

                                                                    GROSS
                                                        COST OR  UNREALIZED
                                                       AMORTIZED ----------- ESTIMATED
                                                         COST     GAIN  LOSS FAIR VALUE
                                                       --------- ------ ---- ----------
                                                            (DOLLARS IN MILLIONS)
Fixed Maturities:
   Bonds:
       U.S. treasury/agency securities................ $ 14,938  $1,271 $ 19  $ 16,190
       State and political subdivision securities.....      340      16    1       355
       U.S. corporate securities......................   51,398   3,561  144    54,815
       Foreign government securities..................    4,666     767   12     5,421
       Foreign corporate securities...................   21,545   2,381   65    23,861
       Residential mortgage-backed securities.........   28,155     573   52    28,676
       Commercial mortgage-backed securities..........   10,395     408   30    10,773
       Asset-backed securities........................    9,282     115   29     9,368
       Other fixed maturity securities................      519      46   33       532
                                                       --------  ------ ----  --------
          Total bonds.................................  141,238   9,138  385   149,991
   Redeemable preferred stocks........................      274      --   19       255
                                                       --------  ------ ----  --------
          Total fixed maturities...................... $141,512  $9,138 $404  $150,246
                                                       ========  ====== ====  ========
   Equity Securities:
       Common stocks.................................. $  1,329  $  238 $  5  $  1,562
       Nonredeemable preferred stocks.................      317      24   --       341
                                                       --------  ------ ----  --------
          Total equity securities..................... $  1,646  $  262 $  5  $  1,903
                                                       ========  ====== ====  ========

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Fixed maturities and equity securities at December 31, 2003 were as follows:

                                                                    GROSS
                                                        COST OR  UNREALIZED
                                                       AMORTIZED ----------- ESTIMATED
                                                         COST     GAIN  LOSS FAIR VALUE
                                                       --------- ------ ---- ----------
                                                            (DOLLARS IN MILLIONS)
Fixed Maturities:
   Bonds:
       U.S. treasury/agency securities................ $ 13,249  $1,208 $ 23  $ 14,434
       State and political subdivision securities.....      282      11    8       285
       U.S. corporate securities......................   49,466   3,486  228    52,724
       Foreign government securities..................    4,847     752   20     5,579
       Foreign corporate securities...................   18,680   2,005   70    20,615
       Residential mortgage-backed securities.........   28,049     687   81    28,655
       Commercial mortgage-backed securities..........    9,080     480   15     9,545
       Asset-backed securities........................   10,414     169   54    10,529
       Other fixed maturity securities................      232     138   62       308
                                                       --------  ------ ----  --------
          Total bonds.................................  134,299   8,936  561   142,674
   Redeemable preferred stocks........................      545       2   73       474
                                                       --------  ------ ----  --------
          Total fixed maturities...................... $134,844  $8,938 $634  $143,148
                                                       ========  ====== ====  ========
   Equity Securities:
       Common stocks.................................. $    506  $  323 $  1  $    828
       Nonredeemable preferred stocks.................      379      25   --       404
                                                       --------  ------ ----  --------
          Total equity securities..................... $    885  $  348 $  1  $  1,232
                                                       ========  ====== ====  ========

   The Company held foreign currency derivatives with notional amounts of $4,642 million and $3,472 million to hedge the exchange rate risk associated with foreign bonds and loans at December 31, 2004 and 2003, respectively.

   Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

   The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $11,216 million and $11,814 million at December 31, 2004 and 2003, respectively. These securities had a net unrealized gain of $877 million and $839 million at December 31, 2004 and 2003, respectively. Non-income producing fixed maturities were $84 million and $357 million at December 31, 2004 and 2003, respectively.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The cost or amortized cost and estimated fair value of bonds at December 31, 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                        COST OR
                                                       AMORTIZED  ESTIMATED
                                                         COST     FAIR VALUE
                                                       ---------  ----------
                                                       (DOLLARS IN MILLIONS)
     Due in one year or less.......................... $  5,491    $  5,578
     Due after one year through five years............   24,326      25,491
     Due after five years through ten years...........   28,853      31,053
     Due after ten years..............................   34,736      39,052
                                                       --------    --------
        Subtotal......................................   93,406     101,174
     Mortgage-backed and other asset-backed securities   47,832      48,817
                                                       --------    --------
        Subtotal......................................  141,238     149,991
     Redeemable preferred stock.......................      274         255
                                                       --------    --------
        Total fixed maturities........................ $141,512    $150,246
                                                       ========    ========

   Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

   Sales or disposals of fixed maturities and equity securities classified as available-for-sale were as follows:

                                        YEARS ENDED DECEMBER 31,
                                       -------------------------
                                         2004     2003     2002
                                       -------  -------  -------
                                         (DOLLARS IN MILLIONS)
               Proceeds............... $53,643  $48,390  $34,918
               Gross investment gains. $   792  $   446  $ 1,683
               Gross investment losses $  (468) $  (452) $  (973)

   Gross investment losses above exclude writedowns recorded during 2004, 2003 and 2002 for other-than-temporarily impaired available-for-sale fixed maturities and equity securities of $93 million, $328 million and $1,342 million, respectively.

   The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The following table shows the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2004 and 2003:

                                                                  DECEMBER 31, 2004
                                            --------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                            LESS THAN 12 MONTHS     THAN 12 MONTHS           TOTAL
                                            -------------------- -------------------- --------------------
                                            ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                              FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                              VALUE      LOSS      VALUE      LOSS      VALUE      LOSS
                                            --------- ---------- --------- ---------- --------- ----------
                                                                (DOLLARS IN MILLIONS)
U.S. treasury/agency securities............  $ 4,399     $ 19     $    1      $ --     $ 4,400     $ 19
States and political subdivision securities       37       --         14         1          51        1
U.S. corporate securities..................    8,122       97      1,081        47       9,203      144
Foreign government securities..............      493        8         39         4         532       12
Foreign corporate securities...............    3,234       52        413        13       3,647       65
Residential mortgage-backed securities.....    7,257       49        215         3       7,472       52
Commercial mortgage-backed securities......    3,137       27        136         3       3,273       30
Asset-backed securities....................    3,424       22        203         7       3,627       29
Other fixed maturity securities............       37       33         12        --          49       33
                                             -------     ----     ------      ----     -------     ----
   Total bonds.............................   30,140      307      2,114        78      32,254      385
Redeemable preferred stocks................      255       19         --        --         255       19
                                             -------     ----     ------      ----     -------     ----
   Total fixed maturities..................  $30,395     $326     $2,114      $ 78     $32,509     $404
                                             =======     ====     ======      ====     =======     ====
Equity Securities..........................  $    78     $  5     $    4      $ --     $    82     $  5
                                             =======     ====     ======      ====     =======     ====
Total number of securities in an unrealized
  loss position............................    2,866                 244                 3,110
                                             =======              ======               =======

                                                                  DECEMBER 31, 2003
                                            --------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                            LESS THAN 12 MONTHS     THAN 12 MONTHS           TOTAL
                                            -------------------- -------------------- --------------------
                                            ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                              FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                              VALUE      LOSS      VALUE      LOSS      VALUE      LOSS
                                            --------- ---------- --------- ---------- --------- ----------
                                                                (DOLLARS IN MILLIONS)
U.S. treasury/agency securities............  $ 3,526     $ 23     $   --      $ --     $ 3,526     $ 23
States and political subdivision securities      131        8         --        --         131        8
U.S. corporate securities..................    6,338      136        962        92       7,300      228
Foreign government securities..............      225       20          2        --         227       20
Foreign corporate securities...............    2,446       57        331        13       2,777       70
Residential mortgage-backed securities.....    7,133       78         18         3       7,151       81
Commercial mortgage-backed securities......    1,998       13        227         2       2,225       15
Asset-backed securities....................    2,295       29        780        25       3,075       54
Other fixed maturity securities............       12       52         40        10          52       62
                                             -------     ----     ------      ----     -------     ----
   Total bonds.............................   24,104      416      2,360       145      26,464      561
Redeemable preferred stocks................      192       60        279        13         471       73
                                             -------     ----     ------      ----     -------     ----
   Total fixed maturities..................  $24,296     $476     $2,639      $158     $26,935     $634
                                             =======     ====     ======      ====     =======     ====
Equity Securities..........................  $    18     $  1     $   21      $ --     $    39     $  1
                                             =======     ====     ======      ====     =======     ====

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

SECURITIES LENDING PROGRAM

   The Company participates in a securities lending program whereby blocks of securities, which are included in investments, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $23,325 million and $22,290 million and an estimated fair value of $24,625 million and $23,461 million were on loan under the program at December 31, 2004 and 2003, respectively. The Company was liable for cash collateral under its control of $25,230 million and $24,065 million at December 31, 2004 and 2003, respectively. Security collateral on deposit from customers may not be sold or repledged and is not reflected in the consolidated financial statements.

ASSETS ON DEPOSIT AND HELD IN TRUST

   The Company had investment assets on deposit with regulatory agencies with a fair market value of $1,315 million and $1,286 million at December 31, 2004 and 2003, respectively. Company securities held in trust to satisfy collateral requirements had an amortized cost of $1,880 million and $1,711 million at December 31, 2004 and 2003, respectively.

MORTGAGE AND OTHER LOANS

   Mortgage and other loans were categorized as follows:

                                                DECEMBER 31,
                                       ------------------------------
                                            2004            2003
                                       --------------  --------------
                                       AMOUNT  PERCENT AMOUNT  PERCENT
                                       ------- ------- ------- -------
                                            (DOLLARS IN MILLIONS)
          Commercial mortgage loans... $25,432    80%  $21,597    81%
          Agricultural mortgage loans.   5,654    18     5,166    19
          Other loans.................     639     2        --    --
                                       -------   ---   -------   ---
             Total....................  31,725   100%   26,763   100%
                                                 ===             ===
          Less: Valuation allowances..     154             126
                                       -------         -------
             Mortgage and other loans. $31,571         $26,637
                                       =======         =======

   Mortgage loans are collateralized by properties primarily located throughout the United States. At December 31, 2004, approximately 19%, 11% and 7% of the properties were located in California, New York and Florida, respectively. Generally, the Company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

   Mortgage loans at December 31, 2004 and 2003 include $1,480 million and $1,998 million, respectively to MTL, a related party, in connection with Metropolitan Insurance and Annuity Company's ("MIAC") purchase of real estate from the Company in 2001 and 2003. MIAC was merged into MTL in 2004. In addition, certain of the Company's real estate joint ventures have mortgage loans with the Company. The carrying values of such mortgages were $641 million and $639 million at December 31, 2004 and 2003, respectively.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Changes in loan valuation allowances for mortgage and other loans were as follows:

                                             YEARS ENDED DECEMBER 31,
                                             -----------------------
                                             2004     2003    2002
                                             ----     ----    ----
                                             (DOLLARS IN MILLIONS)
                  Balance, beginning of year $126     $122    $144
                  Additions.................   56       50      39
                  Deductions................  (28)     (46)    (56)
                  Acquisitions of affiliates   --       --      (5)
                                              ----     ----    ----
                  Balance, end of year...... $154     $126    $122
                                              ====     ====    ====

   A portion of the Company's mortgage and other loans was impaired and consisted of the following:

                                                              DECEMBER 31,
                                                              ------------------
                                                              2004         2003
                                                              ----         ----
                                                              (DOLLARS IN MILLIONS)
         Impaired mortgage loans with valuation allowances... $178         $286
         Impaired mortgage loans without valuation allowances  115          146
                                                                ----         ----
            Total............................................  293          432
         Less: Valuation allowances on impaired loans........   40           61
                                                                ----         ----
            Impaired loans................................... $253         $371
                                                                ====         ====

   The average investment in impaired loans was $376 million, $615 million and $1,068 million for the years ended December 31, 2004, 2003 and 2002, respectively. Interest income on impaired loans was $25 million, $55 million and $88 million for the years ended December 31, 2004, 2003 and 2002, respectively.

   The investment in restructured loans was $121 million and $188 million at December 31, 2004 and 2003, respectively. Interest income of $9 million, $19 million and $44 million was recognized on restructured loans for the years ended December 31, 2004, 2003 and 2002, respectively. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to $11 million, $24 million and $41 million for the years ended December 31, 2004, 2003 and 2002, respectively.

   Mortgage and other loans with scheduled payments of 60 days (90 days for agricultural mortgages) or more past due or in foreclosure had an amortized cost of $35 million at both December 31, 2004 and 2003, respectively.

REAL ESTATE AND REAL ESTATE JOINT VENTURES

   Real estate and real estate joint ventures consisted of the following:

                                                                 DECEMBER 31,
                                                                --------------------
                                                                 2004       2003
                                                                 ------     ------
                                                                (DOLLARS IN MILLIONS)
 Real estate and real estate joint ventures held-for-investment $3,193     $2,786
 Impairments...................................................   (124)      (132)
                                                                 ------     ------
    Total......................................................  3,069      2,654
                                                                 ------     ------
 Real estate held-for-sale.....................................    262        635
 Impairments...................................................     (6)      (151)
 Valuation allowance...........................................     (4)       (12)
                                                                 ------     ------
    Total......................................................    252        472
                                                                 ------     ------
        Real estate and real estate joint ventures............. $3,321     $3,126
                                                                 ======     ======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Accumulated depreciation on real estate was $1,222 million and $1,226 million at December 31, 2004 and 2003, respectively. Related depreciation expense was $116 million, $124 million and $180 million for the years ended December 31, 2004, 2003 and 2002, respectively. These amounts include $14 million, $34 million and $83 million of depreciation expense related to discontinued operations for the years ended December 31, 2004, 2003 and 2002, respectively.

   Real estate and real estate joint ventures were categorized as follows:

                                       DECEMBER 31,
                               ----------------------------
                                    2004           2003
                               -------------  -------------
                               AMOUNT PERCENT AMOUNT PERCENT
                               ------ ------- ------ -------
                                   (DOLLARS IN MILLIONS)
                   Office..... $1,800    55%  $1,597    51%
                   Retail.....    556    17      660    21
                   Apartments.    514    15      496    16
                   Land.......     47     1       77     2
                   Agriculture      1    --        1    --
                   Other......    403    12      295    10
                               ------   ---   ------   ---
                      Total... $3,321   100%  $3,126   100%
                               ======   ===   ======   ===

   The Company's real estate holdings are primarily located throughout the United States. At December 31, 2004, approximately 27%, 24% and 14% of the Company's real estate holdings were located in California, Texas and New York, respectively.

   Changes in real estate and real estate joint ventures held-for-sale valuation allowance were as follows:

                                             YEARS ENDED DECEMBER 31,
                                             -----------------------
                                             2004     2003    2002
                                             ----     ----    ----
                                             (DOLLARS IN MILLIONS)
                  Balance, beginning of year $ 12     $ 11    $ 35
                  Additions.................   13       17      21
                  Deductions................  (21)     (16)    (45)
                                              ----     ----    ----
                  Balance, end of year...... $  4     $ 12    $ 11
                                              ====     ====    ====

   Investment income related to impaired real estate and real estate joint ventures held-for-investment was $15 million, $34 million and $49 million for the years ended December 31, 2004, 2003 and 2002, respectively. Investment income (expense) related to impaired real estate and real estate joint ventures held-for-sale was ($1) million, $1 million, and $2 million for the years ended December 31, 2004, 2003 and 2002, respectively. The carrying value of non-income producing real estate and real estate joint ventures was $38 million and $67 million at December 31, 2004 and 2003, respectively.

   The Company owned real estate acquired in satisfaction of debt of $1 million at both December 31, 2004 and 2003, respectively.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

LEVERAGED LEASES

   Leveraged leases, included in other invested assets, consisted of the following:

                                              DECEMBER 31,
                                             --------------------
                                              2004       2003
                                              ------     ------
                                             (DOLLARS IN MILLIONS)
                   Investment............... $1,059     $  974
                   Estimated residual values    480        386
                                              ------     ------
                      Total.................  1,539      1,360
                   Unearned income..........   (424)      (380)
                                              ------     ------
                      Leveraged leases...... $1,115     $  980
                                              ======     ======

   The investment amounts set forth above are generally due in monthly installments. The payment periods generally range from one to 15 years, but in certain circumstances are as long as 30 years. These receivables are generally collateralized by the related property. The Company's deferred income tax liability related to leveraged leases was $757 million and $870 million at December 31, 2004 and 2003, respectively.

FUNDS WITHHELD AT INTEREST

   Included in other invested assets at December 31, 2004 and 2003, were funds withheld at interest of $2,788 million and $2,890 million, respectively.

NET INVESTMENT INCOME

   The components of net investment income were as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                     -----------------------
                                                      2004     2003    2002
                                                     -------  ------- -------
                                                      (DOLLARS IN MILLIONS)
   Fixed maturities................................. $ 8,071  $ 7,757 $ 7,844
   Equity securities................................      65       26      42
   Mortgage and other loans.........................   1,840    1,811   1,840
   Real estate and real estate joint ventures.......     579      528     600
   Policy loans.....................................     492      510     512
   Other limited partnership interests..............     324       80      58
   Cash, cash equivalents and short-term investments      64       83     228
   Other............................................     249      251     230
                                                     -------  ------- -------
      Total.........................................  11,684   11,046  11,354
   Less: Investment expenses........................     879      767     801
                                                     -------  ------- -------
      Net investment income......................... $10,805  $10,279 $10,553
                                                     =======  ======= =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

NET INVESTMENT GAINS (LOSSES)

   Net investment gains (losses) were as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                   -----------------------
                                                    2004     2003    2002
                                                    -----   -----   -----
                                                   (DOLLARS IN MILLIONS)
        Fixed maturities.......................... $  81    $(373)  $(862)
        Equity securities.........................   150       39     230
        Mortgage and other loans..................   (54)     (51)    (21)
        Real estate and real estate joint ventures    12       20      (6)
        Other limited partnership interests.......    53      (84)     (2)
        Sales of businesses.......................    --        5      (7)
        Derivatives...............................  (232)    (122)   (140)
        Other.....................................   279        9     (24)
                                                    -----   -----   -----
           Total net investment gains (losses).... $ 289    $(557)  $(832)
                                                    =====   =====   =====

NET UNREALIZED INVESTMENT GAINS

   The components of net unrealized investment gains, included in accumulated other comprehensive income, were as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                     -------------------------
                                                       2004     2003     2002
                                                     -------  -------  -------
                                                       (DOLLARS IN MILLIONS)
Fixed maturities.................................... $ 8,571  $ 8,094  $ 6,701
Equity securities...................................     270      353       56
Derivatives.........................................    (494)    (395)     (24)
Other invested assets...............................     (69)     (55)       1
                                                     -------  -------  -------
   Total............................................   8,278    7,997    6,734
                                                     -------  -------  -------
Amounts allocated from:
   Future policy benefit loss recognition...........  (1,953)  (1,453)  (1,242)
   Deferred policy acquisition costs................    (407)    (495)    (366)
   Participating contracts..........................      --     (117)    (129)
   Policyholder dividend obligation.................  (2,119)  (2,130)  (1,882)
                                                     -------  -------  -------
   Total............................................  (4,479)  (4,195)  (3,619)
                                                     -------  -------  -------
Deferred income taxes...............................  (1,391)  (1,397)  (1,124)
                                                     -------  -------  -------
   Total............................................  (5,870)  (5,592)  (4,743)
                                                     -------  -------  -------
       Net unrealized investment gains (losses)..... $ 2,408  $ 2,405  $ 1,991
                                                     =======  =======  =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The changes in net unrealized investment gains were as follows:

                                                                      YEARS ENDED DECEMBER 31,
                                                                      -----------------------
                                                                       2004    2003     2002
                                                                      ------  ------  -------
                                                                       (DOLLARS IN MILLIONS)
Balance, beginning of year........................................... $2,405  $1,991  $ 1,799
Unrealized investment gains (losses) during the year.................    281     994    2,803
Unrealized investment gains (losses) relating to:
   Future policy benefit gains (losses) recognition..................   (500)   (211)  (1,212)
   Deferred policy acquisition costs.................................     88    (129)    (204)
   Participating contracts...........................................    117      12       (2)
   Policyholder dividend obligation..................................     11    (248)  (1,174)
Deferred income taxes................................................      6    (179)     (72)
Unrealized investment gains (losses) of subsidiaries at date of sale,
  net of deferred income taxes.......................................     --     175       53
                                                                      ------  ------  -------
Balance, end of year................................................. $2,408  $2,405  $ 1,991
                                                                      ------  ------  -------
Net change in unrealized investment gains (losses)................... $    3  $  414  $   192
                                                                      ======  ======  =======

STRUCTURED INVESTMENT TRANSACTIONS

   The Company securitizes high yield debt securities, investment grade bonds and structured finance securities. The Company has sponsored four securitizations with a total of approximately $1,341 million and $1,431 million in financial assets as of December 31, 2004 and 2003, respectively. The Company's beneficial interests in these SPEs as of December 31, 2004 and 2003 and the related investment income for the years ended December 31, 2004, 2003 and 2002 were insignificant.

   The Company invests in structured notes and similar type instruments, which generally provide equity-based returns on debt securities. The carrying value of such investments was approximately $636 million and $849 million at December 31, 2004 and 2003, respectively. The related net investment income recognized was $44 million and $78 million for the years ended December 31, 2004 and 2003, respectively. For the year ended December 31, 2002, there was insignificant related income.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

VARIABLE INTEREST ENTITIES

   As discussed in Note 1, the Company has adopted the provisions of FIN 46 and FIN 46(r). The adoption of FIN 46(r) required the Company to consolidate certain VIEs for which it is the primary beneficiary. The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that (i) it is the primary beneficiary and which are consolidated in the Company's consolidated financial statements at December 31, 2004, and (ii) it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                     DECEMBER 31, 2004
                                  -------------------------------------------------------
                                      PRIMARY BENEFICIARY       NOT PRIMARY BENEFICIARY
                                  --------------------------- ---------------------------
                                    TOTAL    MAXIMUM EXPOSURE   TOTAL    MAXIMUM EXPOSURE
                                  ASSETS (1)   TO LOSS (2)    ASSETS (1)   TO LOSS (2)
                                  ---------- ---------------- ---------- ----------------
                                                   (DOLLARS IN MILLIONS)
Asset-backed securitizations and
  collateralized debt obligations    $ --          $ --         $1,418         $  3
Real estate joint ventures (3)...      15            13            132           --
Other limited partnerships (4)...     245           188            900          146
Other structured investments (5).      --            --            856          103
                                     ----          ----         ------         ----
   Total.........................    $260          $201         $3,306         $252
                                     ====          ====         ======         ====

--------
(1)The assets of the asset-backed securitizations and collateralized debt obligations are reflected at fair value at December 31, 2004. The assets of the real estate joint ventures, other limited partnerships and other structured investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.
(2)The maximum exposure to loss of the asset-backed securitizations and collateralized debt obligations is equal to the carrying amounts of retained interests. In addition, the Company provides collateral management services for certain of these structures for which it collects a management fee. The maximum exposure to loss relating to real estate joint ventures, other limited partnerships and other structured investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.
(3)Real estate joint ventures include partnerships and other ventures, which engage in the acquisition, development, management and disposal of real estate investments.
(4)Other limited partnerships include partnerships established for the purpose of investing in real estate funds, public and private debt and equity securities, as well as limited partnerships established for the purpose of investing in low-income housing that qualifies for federal tax credits.
(5)Other structured investments include an offering of a collateralized fund of funds based on the securitization of a pool of private equity funds.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

3.  DERIVATIVE FINANCIAL INSTRUMENTS

TYPES OF DERIVATIVE INSTRUMENTS

   The following table provides a summary of the notional amounts and fair value of derivative financial instruments held at:

                               DECEMBER 31, 2004           DECEMBER 31, 2003
                          --------------------------- ---------------------------
                                     CURRENT MARKET              CURRENT MARKET
                                     OR FAIR VALUE               OR FAIR VALUE
                          NOTIONAL ------------------ NOTIONAL ------------------
                           AMOUNT  ASSETS LIABILITIES  AMOUNT  ASSETS LIABILITIES
                          -------- ------ ----------- -------- ------ -----------
                                           (DOLLARS IN MILLIONS)
Interest rate swaps...... $12,215   $276    $   19    $ 9,921   $189     $ 36
Interest rate floors.....   2,065     24        --        325      5       --
Interest rate caps.......   7,045     12        --      9,195     29       --
Financial futures........     417     --         5      1,015      8       24
Foreign currency swaps...   7,457    149     1,274      4,679      9      791
Foreign currency forwards     888     --        57        528     --       10
Options..................     263      8         7      6,065      7       --
Financial forwards.......     326     --        --      1,310      2        3
Credit default swaps.....   1,879     10         5        605      2        1
Synthetic GICs...........   5,869     --        --      5,177     --       --
Other....................     450      1         1         --     --       --
                          -------   ----    ------    -------   ----     ----
   Total................. $38,874   $480    $1,368    $38,820   $251     $865
                          =======   ====    ======    =======   ====     ====

   The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2004:

                                                     REMAINING LIFE
                          ---------------------------------------------------------------------
                          ONE YEAR   AFTER ONE YEAR   AFTER FIVE YEARS
                          OR LESS  THROUGH FIVE YEARS THROUGH TEN YEARS AFTER TEN YEARS  TOTAL
                          -------- ------------------ ----------------- --------------- -------
                                                  (DOLLARS IN MILLIONS)
Interest rate swaps......  $1,878       $ 6,427            $ 2,051          $1,859      $12,215
Interest rate floors.....      --            --              2,065              --        2,065
Interest rate caps.......   2,025         5,020                 --              --        7,045
Financial futures........     417            --                 --              --          417
Foreign currency swaps...     268         3,405              3,110             674        7,457
Foreign currency forwards     888            --                 --              --          888
Options..................       6            --                256               1          263
Financial forwards.......     326            --                 --              --          326
Credit default swaps.....     301         1,204                374              --        1,879
Synthetic GICs...........   1,000         1,000              3,869              --        5,869
Other....................     450            --                 --              --          450
                           ------       -------            -------          ------      -------
   Total.................  $7,559       $17,056            $11,725          $2,534      $38,874
                           ======       =======            =======          ======      =======

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

   In exchange-traded Treasury and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of Treasury and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchanges.

   Exchange-traded Treasury futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury performance. The value of Treasury futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

   Foreign currency derivatives, including foreign currency swaps and foreign currency forwards, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. The Company also uses foreign currency forwards to hedge the foreign currency risk associated with certain of its net investments in foreign operations.

   In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

   In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

   Swaptions are used by the Company primarily to sell, or monetize, embedded call options in its fixed rate liabilities. A swaption is an option to enter into a swap with an effective date equal to the exercise date of the embedded call and a maturity date equal to the maturity date of the underlying liability. The Company receives a premium for entering into the swaption.

   Equity options are used by the Company primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

   The Company enters into financial forwards, primarily "to-be-announced" ("TBA") securities, to gain exposure to the investment risk and return of securities not yet available. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

   Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Credit default swaps are also used in replication synthetic asset transactions ("RSATs") to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. RSATs are a combination of a derivative and usually a U.S. Treasury or Agency security. RSATs that involve the use of credit default swaps are included in such classification in the preceding table.

   Total rate of return swaps ("TRRs") are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and LIBOR, calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. TRRs can be used as hedges or RSATs and are included in the other classification in the preceding table.

   A synthetic GIC is a contract that simulates the performance of a traditional GIC through the use of financial instruments. Under a synthetic GIC, the policyholder owns the underlying assets. The Company guarantees a rate return on those assets for a premium.

HEDGING

   The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                           DECEMBER 31, 2004           DECEMBER 31, 2003
                      --------------------------- ---------------------------
                                   FAIR VALUE                  FAIR VALUE
                      NOTIONAL ------------------ NOTIONAL ------------------
                       AMOUNT  ASSETS LIABILITIES  AMOUNT  ASSETS LIABILITIES
                      -------- ------ ----------- -------- ------ -----------
                                       (DOLLARS IN MILLIONS)
   Fair value........ $ 4,850   $173    $  233    $ 3,678   $ 27     $291
   Cash flow.........   8,057     40       664     12,968     54      422
   Foreign operations     535     --        47        527     --       10
   Non-qualifying....  25,432    267       424     21,647    170      142
                      -------   ----    ------    -------   ----     ----
      Total.......... $38,874   $480    $1,368    $38,820   $251     $865
                      =======   ====    ======    =======   ====     ====

   The following table provides the settlement payments recorded in income for the:

                                                           YEAR ENDED DECEMBER 31,
                                                           ----------------------
                                                            2004    2003    2002
                                                            -----   ----    ----
                                                           (DOLLARS IN MILLIONS)
    Qualifying hedges:
       Net investment income.............................. $(144)   $(61)   $(4)
       Interest credited to policyholder account balances.    45      --     --
    Non-qualifiying hedges:
       Net investment gains (losses)......................    51      84     32
                                                            -----    ----   ---
           Total.......................................... $ (48)   $ 23    $28
                                                            =====    ====   ===

FAIR VALUE HEDGES

   The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities; and (iii) treasury futures to hedge against changes in value of fixed rate securities.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company recognized Net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                         -----------------------
                                                          2004     2003    2002
                                                          -----    -----   ----
                                                         (DOLLARS IN MILLIONS)
    Changes in the fair value of derivatives............ $ 196    $(184)   $(30)
    Changes in the fair value of items hedged...........  (152)     158      34
                                                          -----    -----   ----
    Net ineffectiveness of fair value hedging activities $  44    $ (26)   $  4
                                                          =====    =====   ====

   All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

CASH FLOW HEDGES

   The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; (iv) treasury futures to hedge against changes in value of securities to be acquired; (v) treasury futures to hedge against changes in interest rates on liabilities to be issued; and (vi) financial forwards to gain exposure to the investment risk and return of securities not yet available.

   For the years ended December 31, 2004, 2003 and 2002, the Company recognized Net investment gains (losses) of ($5) million, ($69) million, and ($3) million, respectively, which represented the ineffective portion of all cash flow hedges. All components of each derivative's gains or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

   Presented below is a roll forward of the components of other comprehensive income (loss), before income taxes, related to cash flow hedges:

                                                                       YEAR ENDED DECEMBER 31,
                                                                       ----------------------
                                                                        2004    2003    2002
                                                                       -----   -----   -----
                                                                       (DOLLARS IN MILLIONS)
Other comprehensive income (loss) balance at the beginning of the year $(385)  $ (24)  $  71
Gains (losses) deferred in other comprehensive income (loss) on the
  effective portion of cash flow hedges...............................   (57)   (355)   (142)
Amounts reclassified to net investment income.........................     2       2      57
Amortization of transition adjustment.................................    (7)     (8)    (10)
                                                                       -----   -----   -----
Other comprehensive income (losses) balance at the end of the year.... $(447)  $(385)  $ (24)
                                                                       =====   =====   =====

   At December 31, 2004, approximately $34 million of the deferred net gains on derivatives accumulated in Other comprehensive income (loss) are expected to be reclassified to earnings during the year ending December 31, 2005.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

HEDGES OF NET INVESTMENTS IN FOREIGN OPERATIONS

   The Company uses forward exchange contracts to hedge portions of its net investment in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness based upon the change in forward rates. There was no ineffectiveness recorded in 2004, 2003, or 2002. For the years ended December 31, 2004 and 2003, the Company recorded net unrealized foreign currency losses of $47 million and $10 million, respectively, in other comprehensive income (loss) related to hedges of its net investments in foreign operations. For the year ended December 31, 2004, the Company recorded a foreign currency translation loss of $10 million, in Other comprehensive income
(loss) related to the disposal of certain hedges of net investments in foreign operations. There were no disposals of such hedges for the year ended December 31, 2003.

NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

   The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and Treasury futures to minimize its exposure to interest rate volatility; (ii) foreign currency forwards and swaps to minimize its exposure to adverse movements in exchange rates; (iii) swaptions to sell embedded call options in fixed rate liabilities;
(iv) credit default swaps to minimize its exposure to adverse movements in credit; (v) equity futures and equity options to economically hedge liabilities embedded in certain variable annuity products; (vi) synthetic GICs to synthetically create traditional GICs; and (vii) RSATs and TRRs to synthetically create investments.

   For the years ended December 31, 2004, 2003 and 2002, the Company recognized as Net investment gains (losses) changes in fair value of ($163) million, ($118) million and ($172) million, respectively, related to derivatives that do not qualify as hedge accounting.

EMBEDDED DERIVATIVES

   The Company has certain embedded derivatives which are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed rate of return contracts, and modified coinsurance contracts. The fair value of the Company's embedded derivative assets was $43 million at both December 31, 2004 and 2003. The fair value of the Company's embedded derivative liabilities was $26 million and $33 million at December 31, 2004 and 2003, respectively. The amount recorded to Net investment gains (losses) during the years ended December 31, 2004 and 2003 were gains of $34 million and $19 million, respectively. There were no amounts recorded to Net investment gains (losses) during the year ended December 31, 2002 related to embedded derivatives.

CREDIT RISK

   The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date. Because exchange traded futures and options are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative financial instruments.

   The Company manages its credit risk by entering into derivative transactions with creditworthy counterparties. In addition, the Company enters into over-the-counter derivatives pursuant to master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Likewise, the Company effects exchange traded futures and options through regulated exchanges and these positions are marked to market and margined on a daily basis.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

4.  INSURANCE

DEFERRED POLICY ACQUISITION COSTS

   Information regarding VOBA and DAC for the years ended December 31, 2002, 2003 and 2004 is as follows:

                                                        DEFERRED
                                              VALUE OF   POLICY
                                              BUSINESS ACQUISITION
                                              ACQUIRED    COSTS     TOTAL
                                              -------- ----------- -------
                                                  (DOLLARS IN MILLIONS)
     Balance at January 1, 2002..............  $1,502    $ 8,969   $10,471
     Capitalizations.........................      --      2,227     2,227
                                               ------    -------   -------
            Total............................   1,502     11,196    12,698
     Amortization related to:
        Net investment gains (losses)........      16         (5)       11
        Unrealized investment gains (losses).      31        173       204
        Other expenses.......................     121      1,380     1,501
                                               ------    -------   -------
            Total amortization...............     168      1,548     1,716
     Dispositions and other..................    (463)      (853)   (1,316)
                                               ------    -------   -------
     Balance at December 31, 2002............     871      8,795     9,666
     Capitalizations.........................      --      1,982     1,982
     Acquisitions............................      --        218       218
                                               ------    -------   -------
            Total............................     871     10,995    11,866
     Amortization related to:
        Net investment gains (losses)........      (5)       (21)      (26)
        Unrealized investment gains (losses).      (9)       138       129
        Other expenses.......................      49      1,332     1,381
                                               ------    -------   -------
            Total amortization...............      35      1,449     1,484
     Dispositions and other..................      --       (150)     (150)
                                               ------    -------   -------
     Balance at December 31, 2003............     836      9,396    10,232
     Capitalizations.........................      --      1,817     1,817
                                               ------    -------   -------
            Total............................     836     11,213    12,049
     Amortization related to:
        Net investment gains (losses)........       1          5         6
        Unrealized investment gains (losses).     (76)       (12)      (88)
        Other expenses.......................      81      1,055     1,136
                                               ------    -------   -------
            Total amortization...............       6      1,048     1,054
     Dispositions and other..................     (23)        99        76
                                               ------    -------   -------
     Balance at December 31, 2004............  $  807    $10,264   $11,071
                                               ======    =======   =======

   The estimated future amortization expense allocated to other expenses for VOBA is $73 million in 2005, $68 million in 2006, $65 million in 2007, $63 million in 2008 and $63 million in 2009.

   Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization, (ii) unrealized investment gains and losses to provide information

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES regarding the amount that would have been amortized if such gains and losses had been recognized, and (iii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

SALES INDUCEMENTS

   Changes in deferred sales inducements are as follows:

                                              SALES INDUCEMENTS
                                            ---------------------
                                            (DOLLARS IN MILLIONS)
               Balance at January 1, 2004..          $52
               Capitalization..............           29
               Amortization................           (6)
                                                     ---
               Balance at December 31, 2004          $75
                                                     ===

LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

   The following table provides an analysis of the activity in the liability for unpaid claims and claim expenses relating to property and casualty group accident and non-medical health policies and contracts:

                                             YEARS ENDED DECEMBER 31,
                                            -------------------------
                                              2004     2003     2002
                                            -------  -------  -------
                                              (DOLLARS IN MILLIONS)
          Balance at January 1............. $ 3,560  $ 4,821  $ 4,597
             Reinsurance recoverables......    (284)    (496)    (457)
                                            -------  -------  -------
          Net balance at January 1.........   3,276    4,325    4,140
                                            -------  -------  -------
          Incurred related to:
             Current year..................   2,491    3,816    4,219
             Prior years...................      (9)      28      (81)
                                            -------  -------  -------
                                              2,482    3,844    4,138
                                            -------  -------  -------
          Paid related to:
             Current year..................  (1,519)  (2,153)  (2,559)
             Prior years...................    (679)  (1,290)  (1,332)
                                            -------  -------  -------
                                             (2,198)  (3,443)  (3,891)
                                            -------  -------  -------
          Dispositions.....................      --   (1,450)     (62)
          Net Balance at December 31.......   3,560    3,276    4,325
             Add: Reinsurance recoverables.     287      284      496
                                            -------  -------  -------
          Balance at December 31........... $ 3,847  $ 3,560  $ 4,821
                                            =======  =======  =======

GUARANTEES

   The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits") and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

("anniversary contract value" or "minimum return"). The Company also issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death or at annuitization.

   The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid up benefit.

   The Company had the following types of guarantees relating to annuity and universal and variable life contracts at:

                                                      DECEMBER 31, 2004
   ANNUITY CONTRACTS                            --------------------------
                                                    IN THE          AT
                                                EVENT OF DEATH ANNUITIZATION
                                                -------------- -------------
                                                    (DOLLARS IN MILLIONS)
   RETURN OF NET DEPOSITS
      Separate account value...................   $   2,039            N/A
      Net amount at risk.......................   $      11(1)         N/A
      Average attained age of contractholders..    58 years            N/A
   ANNIVERSARY CONTRACT VALUE OR MINIMUM RETURN
      Separate account value...................   $  29,834      $   2,659
      Net amount at risk.......................   $     735(1)   $       7(2)
      Average attained age of contractholders..    61 years       56 years
   TWO TIER ANNUITIES
      General account value....................         N/A      $     301
      Net amount at risk.......................         N/A      $      36(3)
      Average attained age of contractholders..         N/A       58 years

                                                      DECEMBER 31, 2004
   UNIVERSAL AND VARIABLE LIFE CONTRACTS        --------------------------
                                                  SECONDARY       PAID UP
                                                  GUARANTEES    GUARANTEES
                                                -------------- -------------
                                                    (DOLLARS IN MILLIONS)
   Account value (general and separate account)   $   4,715      $   1,659
   Net amount at risk..........................   $  94,163(1)   $  16,830(1)
   Average attained age of policyholders.......    45 years       51 years

--------
(1)The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.
(2)The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.
(3)The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

   The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts are as follows:

                                                          UNIVERSAL AND VARIABLE
                                  ANNUITY CONTRACTS          LIFE CONTRACTS
                             ---------------------------  ---------------------
                                             GUARANTEED
                               GUARANTEED   ANNUITIZATION SECONDARY    PAID UP
                             DEATH BENEFITS   BENEFITS    GUARANTEES  GUARANTEES TOTAL
                             -------------- ------------- ----------  ---------- -----
                                              (DOLLARS IN MILLIONS)
Balance at January 1, 2004..      $ 8            $16         $ 6         $ 6     $ 36
Incurred guaranteed benefits        4             (9)          4           1       --
Paid guaranteed benefits....       (6)            --          (4)         --      (10)
                                  ---            ---         ---         ---     ----
Balance at December 31, 2004      $ 6            $ 7         $ 6         $ 7     $ 26
                                  ===            ===         ===         ===     ====

   Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows at:

                                          DECEMBER 31, 2004
                                        ---------------------
                                        (DOLLARS IN MILLIONS)
                  Mutual Fund Groupings
                     Equity............        $18,873
                     Bond..............          2,270
                     Balanced..........            886
                     Money Market......            212
                     Specialty.........             79
                                               -------
                         Total.........        $22,320
                                               =======

SEPARATE ACCOUNTS

   Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $53,382 million and $47,198 million at December 31, 2004 and 2003, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $15,125 million and $16,463 million at December 31, 2004 and 2003, respectively. The latter category consisted primarily of Met Managed Guaranteed Interest Contracts and participating close-out contracts. The average interest rates credited on these contracts were 4.7% and 4.5% at December 31, 2004 and 2003, respectively.

   Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $518 million, $451 million and $461 million for the years ended December 31, 2004, 2003 and 2002, respectively.

   At December 31, 2004, fixed maturities, equity securities, and cash and cash equivalents reported on the consolidated balance sheet include $27 million, $20 million and $1 million, respectively, of the Company's proportional interest in separate accounts.

   For the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

5.  REINSURANCE

   The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. The Company currently reinsures up to 90% of the mortality risk for all new individual life insurance policies that it writes through its various franchises. This practice was initiated by different franchises for different products starting at various points in time between 1992 and 2000. The Company retains up to $25 million on single life policies and $30 million on survivorship policies and reinsures 100% of amounts in excess of the Company's retention limits. The Company reinsures a portion of the mortality risk on its universal life policies. The Company reinsures its business through a diversified group of reinsurers. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

   In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which are an inherent risk of the property and casualty business and could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks.

   The Company has also protected itself through the purchase of combination risk coverage. This reinsurance coverage pools risks from several lines of business and includes individual and group life claims in excess of $2 million per policy, as well as excess property and casualty losses for 2003 and 2002, among others. The Company also reinsures with affiliates certain guarantees in connection with benefit features offered under some of its individual variable annuities.

   In the Reinsurance Segment, Reinsurance Group of America, Incorporated ("RGA"), retains a maximum of $6 million of coverage per individual life with respect to its assumed reinsurance business.

   See Note 10 for information regarding certain excess of loss reinsurance agreements providing coverage for risks associated primarily with sales practices claims.

   The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                            -------------------------
                                                              2004     2003     2002
                                                            -------  -------  -------
                                                              (DOLLARS IN MILLIONS)
Direct premiums............................................ $15,419  $16,843  $17,859
Reinsurance assumed........................................   4,334    3,568    2,948
Reinsurance ceded..........................................  (2,241)  (2,260)  (2,346)
                                                            -------  -------  -------
Net premiums............................................... $17,512  $18,151  $18,461
                                                            =======  =======  =======
Reinsurance recoveries netted against policyholder benefits $ 1,821  $ 2,175  $ 2,478
                                                            =======  =======  =======

   Reinsurance recoverables, included in premiums and other receivables, were $3,597 million and $3,692 million at December 31, 2004 and 2003, respectively, including $1,302 million and $1,341 million, respectively, relating to reinsurance of long-term guaranteed interest contracts and structured settlement lump sum contracts accounted for as a financing transaction. Reinsurance and ceded commissions payables, included in other liabilities, were $68 million and $102 million at December 31, 2004 and 2003, respectively.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Included in Premiums and other receivables are reinsurance due from Exeter Reassurance Company, Limited, a related party, of $493 million and $507 million at December 31, 2004 and 2003, respectively.

   Included in future policy benefits, other policyholder funds and policyholder account balances are reinsurance liabilities assumed from MTL, MetLife Investors Group, Inc., First MetLife Investor's Insurance Company, MetLife Investor's Insurance Company, and Cova Corporation related parties, of $796 million, $2,505 million, and $243 million, respectively, at December 31, 2004. Included in future policy benefits, other policyholder funds and policyholder account balances are reinsurance liabilities assumed from MIAC, Cova Corporation, and MetLife International Holdings, Inc., related parties of $790 million, $1,807 million, and $190 million, respectively, at December 31, 2003.

6.  CLOSED BLOCK

   On April 7, 2000 (the "date of demutualization"), Metropolitan Life established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

   The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years.

   The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the date of demutualization. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the effective date of the demutualization (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block is greater than the expected cumulative earnings of the closed block, the Company will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block is less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

   Closed block liabilities and assets designated to the closed block are as follows:

                                                                         YEARS ENDED DECEMBER 31,
                                                                         -----------------------
                                                                           2004         2003
                                                                           -------     -------
                                                                         (DOLLARS IN MILLIONS)
CLOSED BLOCK LIABILITIES
Future policy benefits.................................................. $42,348      $41,928
Other policyholder funds................................................     258          260
Policyholder dividends payable..........................................     690          682
Policyholder dividend obligation........................................   2,243        2,130
Payables under securities loaned transactions...........................   4,287        6,418
Other liabilities.......................................................     199          180
                                                                           -------     -------
       Total closed block liabilities...................................  50,025       51,598
                                                                           -------     -------
ASSETS DESIGNATED TO THE CLOSED BLOCK
Investments:
   Fixed maturities available-for-sale, at fair value
     (amortized cost: $27,757 and $30,381, respectively)................  29,766       32,348
   Equity securities, at fair value (cost: $898 and $217, respectively).     979          250
   Mortgage loans on real estate........................................   8,165        7,431
   Policy loans.........................................................   4,067        4,036
   Short-term investments...............................................     101          123
   Other invested assets................................................     221          108
                                                                           -------     -------
       Total investments................................................  43,299       44,296
Cash and cash equivalents...............................................     325          531
Accrued investment income...............................................     511          527
Deferred income taxes...................................................   1,002        1,043
Premiums and other receivables..........................................     103          164
                                                                           -------     -------
       Total assets designated to the closed block......................  45,240       46,561
                                                                           -------     -------
Excess of closed block liabilities over assets designated to the closed
  block.................................................................   4,785        5,037
                                                                           -------     -------
Amounts included in accumulated other comprehensive loss:
   Net unrealized investment gains, net of deferred
     income tax of $752 and $730, respectively..........................   1,338        1,270
   Unrealized derivative gains (losses), net of deferred income
     tax benefit of ($31) and ($28), respectively.......................     (55)         (48)
   Allocated from policyholder dividend obligation, net of
     deferred income tax benefit of ($763) and ($778), respectively.....  (1,356)      (1,352)
                                                                           -------     -------
                                                                             (73)        (130)
                                                                           -------     -------
Maximum future earnings to be recognized from closed
  block assets and liabilities.......................................... $ 4,712      $ 4,907
                                                                           =======     =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Information regarding the policyholder dividend obligation is as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2004     2003    2002
                                                              ------   ------  ------
                                                              (DOLLARS IN MILLIONS)
Balance at beginning of year................................. $2,130   $1,882  $  708
Impact on revenues, net of expenses and income taxes.........    124       --      --
Change in unrealized investment and derivative gains (losses)    (11)     248   1,174
                                                              ------   ------  ------
Balance at end of year....................................... $2,243   $2,130  $1,882
                                                              ======   ======  ======

   Closed block revenues and expenses were as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                   ----------------------
                                                    2004      2003    2002
                                                   ------    ------  ------
                                                   (DOLLARS IN MILLIONS)
      REVENUES
      Premiums.................................... $3,156    $3,365  $3,551
      Net investment income and other revenues....  2,504     2,554   2,568
      Net investment gains (losses)...............    (19)     (128)     11
                                                   ------    ------  ------
         Total revenues...........................  5,641     5,791   6,130
                                                   ------    ------  ------
      EXPENSES
      Policyholder benefits and claims............  3,480     3,660   3,770
      Policyholder dividends......................  1,458     1,509   1,573
      Change in policyholder dividend obligation..    124        --      --
      Other expenses..............................    275       297     310
                                                   ------    ------  ------
         Total expenses...........................  5,337     5,466   5,653
                                                   ------    ------  ------
      Revenues net of expenses before income taxes    304       325     477
      Income taxes................................    109       118     173
                                                   ------    ------  ------
      Revenues net of expenses and income taxes... $  195    $  207  $  304
                                                   ======    ======  ======

   The change in maximum future earnings of the closed block is as follows:

                                             YEARS ENDED DECEMBER 31,
                                             ----------------------
                                              2004     2003    2002
                                             ------   ------  ------
                                              (DOLLARS IN MILLIONS)
            Balance at end of year.......... $4,712   $4,907  $5,114
            Less:
               Reallocation of assets.......     --       --      85
               Balance at beginning of year.  4,907    5,114   5,333
                                             ------   ------  ------
            Change during year.............. $ (195)  $ (207) $ (304)
                                             ======   ======  ======

   During the year ended December 31, 2002, the allocation of assets to the closed block was revised to appropriately classify assets in accordance with the plan of demutualization. The reallocation of assets had no impact on consolidated assets or liabilities.

   Metropolitan Life charges the closed block with federal income taxes, state and local premium taxes, and other additive state or local taxes, as well as investment management expenses relating to the closed block as provided in the plan of demutualization. Metropolitan Life also charges the closed block for expenses of maintaining the policies included in the closed block.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

7.  DEBT

   Debt consisted of the following:

                                                                                  DECEMBER 31,
                                                                                  ---------------------
                                                                                   2004       2003
                                                                                    ------     ------
                                                                                  (DOLLARS IN MILLIONS)
Surplus notes, interest rates ranging from 7.00% to 7.88%, maturity dates ranging
  from 2005 to 2025.............................................................. $  946     $  940
Capital notes, interest rates of 7.13%, maturity dates ranging from
  2032 to 2033...................................................................    500        500
Senior notes, interest rates ranging from 6.75% to 7.25%, maturity dates ranging
  from 2006 to 2011..............................................................    300        299
Fixed rate notes, interest rates ranging from 2.99% to 6.38%, maturity dates
  ranging from 2005 to 2006......................................................    106        103
Capital lease obligations........................................................     65         74
Other notes with varying interest rates..........................................    133        139
                                                                                    ------     ------
Total long-term debt.............................................................  2,050      2,055
Total short-term debt............................................................  1,445      3,536
                                                                                    ------     ------
   Total......................................................................... $3,495     $5,591
                                                                                    ======     ======

   The Company maintains committed and unsecured credit facilities aggregating $2.7 billion ($1.06 billion expiring in 2005, $175 million expiring in 2006 and $1.5 billion expiring in 2009). If these facilities were drawn upon, they would bear interest at varying rates in accordance with the respective agreements. The facilities can be used for general corporate purposes and $2.5 billion of the facilities also serve as back-up lines of credit for the Company's commercial paper programs. At December 31, 2004, the Company had drawn approximately $56 million under the facilities expiring in 2005 at interest rates ranging from 5.44% to 6.38% and approximately another $50 million under the facility expiring in 2006 at an interest rate of 2.99%. In April 2003, the Company replaced an expiring $1 billion five-year credit facility with a $1 billion 364-day credit facility and the Holding Company was added as a borrower. In May 2003, the Company replaced an expiring $140 million three-year credit facility with a $175 million three-year credit facility, which expires in 2006. In April 2004, the Company replaced the $2.25 billion credit facilities expiring in 2004 and 2005, with a $1.0 billion 364-day credit facility expiring in 2005 and a $1.5 billion five-year credit facility expiring in 2009.

   At December 31, 2004, the Company had $569 million in outstanding letters of credit from various banks.

   Payments of interest and principal on the surplus notes, subordinated to all other indebtedness, may be made only with the prior approval of the insurance department of the state of domicile.

   The aggregate maturities of long-term debt for the Company are $430 million in 2005, $160 million in 2006, $11 million in 2007, $24 million in 2008, $14 million in 2009 and $1,411 million thereafter.

   Short-term debt of the Company consisted of commercial paper with a weighted average interest rate of 2.3% and a weighted average maturity of 27 days at December 31, 2004. Short-term debt of the Company consisted of commercial paper with a weighted average interest rate of 1.1% and a weighted average maturity of 33 days at December 31, 2003. The Company has no other collateralized borrowings at December 31, 2004. Such securities had a weighted average coupon rate of 5.07% and a weighted average maturity of 30 days at December 31, 2003.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Interest expense related to the Company's indebtedness included in other expenses was $201 million, $265 million and $208 million for the years ended December 31, 2004, 2003 and 2002, respectively.

8. SHARES SUBJECT TO MANDATORY REDEMPTION AND COMPANY-OBLIGATED MANDATORILY REDEEMABLE SECURITIES OF SUBSIDIARY TRUSTS

   GENAMERICA CAPITAL I. In June 1997, GenAmerica Corporation ("GenAmerica") issued $125 million of 8.525% capital securities through a wholly-owned subsidiary trust, GenAmerica Capital I. GenAmerica has fully and unconditionally guaranteed, on a subordinated basis, the obligation of the trust under the capital securities and is obligated to mandatorily redeem the securities on June 30, 2027. GenAmerica may prepay the securities any time after June 30, 2007. Capital securities outstanding were $119 million, net of unamortized discounts of $6 million, at both December 31, 2004 and 2003. Interest expense on these instruments is included in other expenses and was $11 million for each of the years ended December 31, 2004, 2003 and 2002.

   RGA CAPITAL TRUST I. In December 2001, RGA, through its wholly-owned trust, RGA Capital Trust I (the "Trust"), issued 4,500,000 Preferred Income Equity Redeemable Securities ("PIERS") Units. Each PIERS unit consists of (i) a preferred security issued by the Trust, having a stated liquidation amount of $50 per unit, representing an undivided beneficial ownership interest in the assets of the Trust, which consist solely of junior subordinated debentures issued by RGA which have a principal amount at maturity of $50 and a stated maturity of March 18, 2051, and (ii) a warrant to purchase, at any time prior to December 15, 2050, 1.2508 shares of RGA stock at an exercise price of $50. The fair market value of the warrant on the issuance date was $14.87 and is detachable from the preferred security. RGA fully and unconditionally guarantees, on a subordinated basis, the obligations of the Trust under the preferred securities. The preferred securities and subordinated debentures were issued at a discount (original issue discount) to the face or liquidation value of $14.87 per security. The securities will accrete to their $50 face/liquidation value over the life of the security on a level yield basis. The weighted average effective interest rate on the preferred securities and the subordinated debentures is 8.25% per annum. Capital securities outstanding were $159 million and $158 million for the years ended December 31, 2004 and 2003, respectively, net of unamortized discount of $66 million and $67 million for the years ended December 31, 2004 and 2003, respectively.

9.  INCOME TAXES

   The provision for income taxes for continuing operations was as follows:

                                             YEARS ENDED DECEMBER 31,
                                             -----------------------
                                             2004     2003    2002
                                             ----     ----    -----
                                             (DOLLARS IN MILLIONS)
                  Current:
                     Federal................ $838     $347   $ 820
                     State and local........   45       19     (18)
                     Foreign................    5        2      (5)
                                              ----     ----   -----
                                              888      368     797
                                              ----     ----   -----

                  Deferred:
                     Federal................   13      272    (328)
                     State and local........   (7)      27      17
                     Foreign................   --       --      12
                                              ----     ----   -----
                                                6      299    (299)
                                              ----     ----   -----
                  Provision for income taxes $894     $667   $ 498
                                              ====     ====   =====

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for continuing operations were as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       -----------------------
                                                        2004      2003   2002
                                                        ------   -----   ----
                                                       (DOLLARS IN MILLIONS)
    Tax provision at U.S. statutory rate.............. $1,100    $ 826   $566

    Tax effect of:
       Tax exempt investment income...................    (69)    (101)   (86)
       State and local income taxes...................     17       42     18
       Prior year taxes...............................   (104)     (25)    (8)
       Foreign operations net of foreign income taxes.    (25)     (17)     4
       Other, net.....................................    (25)     (58)     4
                                                        ------   -----   ----
    Provision for income taxes........................ $  894    $ 667   $498
                                                        ======   =====   ====

   The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. In 2004 the Company recorded an adjustment of $91 million for the settlement of all federal income tax issues relating to the IRS's audit of the Company's tax returns for the years 1997-1999. Such settlement is reflected in the current year tax expense as an adjustment to prior year taxes. The Company also received $22 million in interest on such settlement and incurred an $8 million tax expense on such settlement for a total impact to net income of $105 million. The current IRS examination covers the years 2000-2002. The Company regularly assesses the likelihood of additional assessments in each taxing jurisdiction resulting from current and subsequent years' examinations. Liabilities for income taxes have been established for future income tax assessments when it is probable there will be future assessments and the amount thereof can be reasonably estimated. Once established, liabilities for uncertain tax positions are adjusted only when there is more information available or when an event occurs necessitating a change to the liabilities. The Company believes that the resolution of income tax matters for open years will not have a material effect on its consolidated financial statements although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                                DECEMBER 31,
                                                              --------------------
                                                                2004       2003
                                                               -------    -------
                                                              (DOLLARS IN MILLIONS)
 Deferred income tax assets:
    Policyholder liabilities and receivables................. $ 2,998    $ 2,618
    Net operating losses.....................................     216        245
    Capital loss carryforwards...............................     108         92
    Litigation related.......................................      84         86
    Other....................................................     124         52
                                                               -------    -------
                                                                3,530      3,093
    Less: Valuation allowance................................      16         16
                                                               -------    -------
                                                                3,514      3,077
                                                               -------    -------
 Deferred income tax liabilities:
    Investments..............................................   1,554      1,352
    Deferred policy acquisition costs........................   3,095      2,815
    Employee benefits........................................     114        151
    Net unrealized investment gains..........................   1,391      1,397
    Other....................................................      31         58
                                                               -------    -------
                                                                6,185      5,773
                                                               -------    -------
 Net deferred income tax liability........................... $(2,671)   $(2,696)
                                                               =======    =======

   Domestic net operating loss carryforwards amount to $561 million at December 31, 2004 and will expire beginning in 2014. Domestic capital loss carryforwards amount to $249 million at December 31, 2004 and will expire beginning in 2005. Foreign net operating loss carryforwards amount to $45 million at December 31, 2004 and were generated in various foreign countries with expiration periods of five years to infinity.

   The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.

10.  COMMITMENTS, CONTINGENCIES AND GUARANTEES

LITIGATION

   The Company is a defendant in a large number of litigation matters. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   On a quarterly and yearly basis, the Company reviews relevant information with respect to liabilities for litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2004.

  SALES PRACTICES CLAIMS

   Over the past several years, Metropolitan Life, New England Mutual Life Insurance Company ("New England Mutual") and General American Life Insurance Company ("General American") have faced numerous claims, including class action lawsuits, alleging improper marketing and sales of individual life insurance policies or annuities. These lawsuits are generally referred to as "sales practices claims."

   In December 1999, a federal court approved a settlement resolving sales practices claims on behalf of a class of owners of permanent life insurance policies and annuity contracts or certificates issued pursuant to individual sales in the United States by Metropolitan Life, Metropolitan Insurance and Annuity Company or Metropolitan Tower Life Insurance Company between January 1, 1982 and December 31, 1997. The class includes owners of approximately six million in-force or terminated insurance policies and approximately one million in-force or terminated annuity contracts or certificates.

   Similar sales practices class actions against New England Mutual, with which Metropolitan Life merged in 1996, and General American, which was acquired in 2000, have been settled. In October 2000, a federal court approved a settlement resolving sales practices claims on behalf of a class of owners of permanent life insurance policies issued by New England Mutual between January 1, 1983 through August 31, 1996. The class includes owners of approximately 600,000 in-force or terminated policies. A federal court has approved a settlement resolving sales practices claims on behalf of a class of owners of permanent life insurance policies issued by General American between January 1, 1982 through December 31, 1996. An appellate court has affirmed the order approving the settlement. The class includes owners of approximately 250,000 in-force or terminated policies.

   Certain class members have opted out of the class action settlements noted above and have brought or continued non-class action sales practices lawsuits. In addition, other sales practices lawsuits have been brought. As of December 31, 2004, there are approximately 328 sales practices lawsuits pending against Metropolitan Life; approximately 49 sales practices lawsuits pending against New England Mutual, New England Life Insurance Company, and New England Securities Corporation (collectively, "New England"); and approximately 54 sales practices lawsuits pending against General American. Metropolitan Life, New England and General

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

American continue to defend themselves vigorously against these lawsuits. Some individual sales practices claims have been resolved through settlement, won by dispositive motions, or, in a few instances, have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance may be commenced in the future.

   The Metropolitan Life class action settlement did not resolve two putative class actions involving sales practices claims filed against Metropolitan Life in Canada, and these actions remain pending.

   The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices claims against Metropolitan Life, New England and General American.

   Regulatory authorities in a small number of states have had investigations or inquiries relating to Metropolitan Life's, New England's, or General American's sales of individual life insurance policies or annuities. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief. The Company may continue to resolve investigations in a similar manner.

  ASBESTOS-RELATED CLAIMS

   Metropolitan Life is also a defendant in thousands of lawsuits seeking compensatory and punitive damages for personal injuries allegedly caused by exposure to asbestos or asbestos-containing products. Metropolitan Life has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. Rather, these lawsuits principally have been based upon allegations relating to certain research, publication and other activities of one or more of Metropolitan Life's employees during the period from the 1920's through approximately the 1950's and have alleged that Metropolitan Life learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life believes that it should not have legal liability in such cases.

   Legal theories asserted against Metropolitan Life have included negligence, intentional tort claims and conspiracy claims concerning the health risks associated with asbestos. Although Metropolitan Life believes it has meritorious defenses to these claims, and has not suffered any adverse monetary judgments in respect of these claims, due to the risks and expenses of litigation, almost all past cases have been resolved by settlements. Metropolitan Life's defenses (beyond denial of certain factual allegations) to plaintiffs' claims include that: (i) Metropolitan Life owed no duty to the plaintiffs--it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs; (ii) plaintiffs cannot demonstrate justifiable detrimental reliance; and (iii) plaintiffs cannot demonstrate proximate causation. In defending asbestos cases, Metropolitan Life selects various strategies depending upon the jurisdictions in which such cases are brought and other factors which, in Metropolitan Life's judgment, best protect Metropolitan Life's interests. Strategies include seeking to settle or compromise claims, motions challenging the legal or factual basis for such claims or defending on the merits at trial. In 2002, 2003 or 2004, trial courts in California, Utah, Georgia, New York, Texas, and Ohio granted motions dismissing claims against Metropolitan Life on some or all of the above grounds. Other courts have denied motions brought by Metropolitan Life to dismiss cases without the necessity of trial. There can be no assurance that Metropolitan Life will receive favorable decisions on motions in the future. Metropolitan Life intends to continue to exercise its best judgment regarding settlement or defense of such cases, including when trials of these cases are appropriate.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Metropolitan Life continues to study its claims experience, review external literature regarding asbestos claims experience in the United States and consider numerous variables that can affect its asbestos liability exposure, including bankruptcies of other companies involved in asbestos litigation and legislative and judicial developments, to identify trends and to assess their impact on the recorded asbestos liability.

   Bankruptcies of other companies involved in asbestos litigation, as well as advertising by plaintiffs' asbestos lawyers, may be resulting in an increase in the cost of resolving claims and could result in an increase in the number of trials and possible adverse verdicts Metropolitan Life may experience. Plaintiffs are seeking additional funds from defendants, including Metropolitan Life, in light of such bankruptcies by certain other defendants. In addition, publicity regarding legislative reform efforts may result in an increase or decrease in the number of claims.

   The total number of asbestos personal injury claims pending against Metropolitan Life as of the dates indicated, the number of new claims during the years ended on those dates and the total settlement payments made to resolve asbestos personal injury claims during those years are set forth in the following table:

                                                                       AT OR FOR THE YEARS ENDED
                                                                            DECEMBER 31,
                                                                       -----------------------
                                                                        2004      2003    2002
                                                                       -------   ------- -------
                                                                        (DOLLARS IN MILLIONS)
Asbestos personal injury claims at year end (approximate)............. 108,000   111,700 106,500
Number of new claims during the year (approximate)....................  23,500    58,650  66,000
Settlement payments during the year (1)...............................   $85.5     $84.2   $95.1

--------
(1)Settlement payments represent payments made by Metropolitan Life during the year in connection with settlements made in that year and in prior years. Amounts do not include Metropolitan Life's attorneys' fees and expenses and do not reflect amounts received from insurance carriers.

   The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. The ability of Metropolitan Life to estimate its ultimate asbestos exposure is subject to considerable uncertainty due to numerous factors. The availability of data is limited and it is difficult to predict with any certainty numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease, the jurisdiction of claims filed, tort reform efforts and the impact of any possible future adverse verdicts and their amounts.

   The number of asbestos cases that may be brought or the aggregate amount of any liability that Metropolitan Life may ultimately incur is uncertain. Accordingly, it is reasonably possible that the Company's total exposure to asbestos claims may be greater than the liability recorded by the Company in its consolidated financial statements and that future charges to income may be necessary. While the potential future charges could be material in particular quarterly or annual periods in which they are recorded, based on information currently known by management, it does not believe any such charges are likely to have a material adverse effect on the Company's consolidated financial position.

   Metropolitan Life increased its recorded liability for asbestos-related claims by $402 million from approximately $820 million to $1,225 million at December 31, 2002. This total recorded asbestos-related liability (after the self-insured retention) was within the coverage of the excess insurance policies discussed below. Metropolitan Life regularly reevaluates its exposure from asbestos litigation and has updated its liability analysis for asbestos-related claims through December 31, 2004.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   During 1998, Metropolitan Life paid $878 million in premiums for excess insurance policies for asbestos-related claims. The excess insurance policies for asbestos-related claims provide for recovery of losses up to $1,500 million, which is in excess of a $400 million self-insured retention. The asbestos-related policies are also subject to annual and per-claim sublimits. Amounts are recoverable under the policies annually with respect to claims paid during the prior calendar year. Although amounts paid by Metropolitan Life in any given year that may be recoverable in the next calendar year under the policies will be reflected as a reduction in the Company's operating cash flows for the year in which they are paid, management believes that the payments will not have a material adverse effect on the Company's liquidity.

   Each asbestos-related policy contains an experience fund and a reference fund that provides for payments to Metropolitan Life at the commutation date if the reference fund is greater than zero at commutation or pro rata reductions from time to time in the loss reimbursements to Metropolitan Life if the cumulative return on the reference fund is less than the return specified in the experience fund. The return in the reference fund is tied to performance of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. A claim was made under the excess insurance policies in 2003 and 2004 for the amounts paid with respect to asbestos litigation in excess of the retention. As the performance of the indices impacts the return in the reference fund, it is possible that loss reimbursements to the Company and the recoverable with respect to later periods may be less than the amount of the recorded losses. Such foregone loss reimbursements may be recovered upon commutation depending upon future performance of the reference fund. If at some point in the future, the Company believes the liability for probable and reasonably estimable losses for asbestos-related claims should be increased, an expense would be recorded and the insurance recoverable would be adjusted subject to the terms, conditions and limits of the excess insurance policies. Portions of the change in the insurance recoverable would be recorded as a deferred gain and amortized into income over the estimated remaining settlement period of the insurance policies. The foregone loss reimbursements were approximately $8.3 million with respect to 2002 claims, $15.5 million with respect to 2003 claims and are estimated to be $10.2 million with respect to 2004 claims and estimated to be approximately $54 million in the aggregate, including future years.

  DEMUTUALIZATION ACTIONS

   Several lawsuits were brought in 2000 challenging the fairness of Metropolitan Life's plan of reorganization, as amended (the "plan") and the adequacy and accuracy of Metropolitan Life's disclosure to policyholders regarding the plan. These actions named as defendants some or all of Metropolitan Life, MetLife, Inc. (the "Holding Company"), the individual directors, the New York Superintendent of Insurance (the "Superintendent") and the underwriters for MetLife, Inc.'s initial public offering, Goldman Sachs & Company and Credit Suisse First Boston. On February 21, 2003, a trial court within the commercial part of the New York State court granted the defendants' motions to dismiss two purported class actions. On April 27, 2004, the appellate court modified the trial court's order by reinstating certain claims against Metropolitan Life, the Holding Company and the individual directors. Plaintiffs in these actions have filed a consolidated amended complaint. Defendants' motion to dismiss part of the consolidated amended complaint, and plaintiffs' motion to certify a litigation class are pending. Another purported class action filed in New York State court in Kings County has been consolidated with this action. The plaintiffs in the state court class actions seek compensatory relief and punitive damages. Five persons have brought a proceeding under Article 78 of New York's Civil Practice Law and Rules challenging the Opinion and Decision of the Superintendent who approved the plan. In this proceeding, petitioners seek to vacate the Superintendent's Opinion and Decision and enjoin him from granting final approval of the plan. Respondents have moved to dismiss the proceeding. In a purported class action against Metropolitan Life and the Holding Company pending in the United States District Court for the Eastern District of New York, plaintiffs served a second consolidated amended complaint on April 2, 2004. In this action, plaintiffs assert violations of the Securities Act of 1933 and the Securities Exchange Act of 1934 in

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES connection with the plan, claiming that the Policyholder Information Booklets failed to disclose certain material facts. They seek rescission and compensatory damages. On June 22, 2004, the court denied the defendants' motion to dismiss the claim of violation of the Securities Exchange Act of 1934. The court had previously denied defendants' motion to dismiss the claim for violation of the Securities Act of 1933. On December 10, 2004, the court reaffirmed its earlier decision denying defendants' motion for summary judgment as premature. Metropolitan Life, the Holding Company and the individual defendants believe they have meritorious defenses to the plaintiffs' claims and are contesting vigorously all of the plaintiffs' claims in these actions.

   In 2001, a lawsuit was filed in the Superior Court of Justice, Ontario, Canada on behalf of a proposed class of certain former Canadian policyholders against the Holding Company, Metropolitan Life, and Metropolitan Life Insurance Company of Canada. Plaintiffs' allegations concern the way that their policies were treated in connection with the demutualization of Metropolitan Life; they seek damages, declarations, and other non-pecuniary relief. The defendants believe they have meritorious defenses to the plaintiffs' claims and will contest vigorously all of plaintiffs' claims in this matter.

   On April 30, 2004, a lawsuit was filed in New York state court in New York County against the Holding Company and Metropolitan Life on behalf of a proposed class comprised of the settlement class in the Metropolitan Life sales practices class action settlement approved in December 1999 by the United States District Court for the Western District of Pennsylvania. In July 2004, the plaintiffs served an amended complaint. The amended complaint challenges the treatment of the cost of the sales practices settlement in the demutualization of Metropolitan Life and asserts claims of breach of fiduciary duty, common law fraud, and unjust enrichment. Plaintiffs seek compensatory and punitive damages, as well as attorneys' fees and costs. The Holding Company and Metropolitan Life have moved to dismiss the amended complaint. In October 2003, the United States District Court for the Western District of Pennsylvania dismissed plaintiffs' similar complaint alleging that the demutualization breached the terms of the 1999 settlement agreement and unjustly enriched the Holding Company and Metropolitan Life. The Holding Company and Metropolitan Life intend to contest this matter vigorously.

  RACE-CONSCIOUS UNDERWRITING CLAIMS

   Insurance departments in a number of states initiated inquiries in 2000 about possible race-conscious underwriting of life insurance. These inquiries generally have been directed to all life insurers licensed in their respective states, including Metropolitan Life and certain of its affiliates. The New York Insurance Department concluded its examination of Metropolitan Life concerning possible past race-conscious underwriting practices. On April 28, 2003, the United States District Court for the Southern District of New York approved a class action settlement of a consolidated action against Metropolitan Life alleging racial discrimination in the marketing, sale, and administration of life insurance policies. Metropolitan Life also entered into settlement agreements to resolve the regulatory examination.

   Twenty lawsuits involving approximately 140 plaintiffs were filed in federal and state court in Alabama, Mississippi and Tennessee alleging federal and/or state law claims of racial discrimination in connection with the sale, formation, administration or servicing of life insurance policies. Metropolitan Life resolved the claims of some of these plaintiffs through settlement, and some additional plaintiffs have voluntarily dismissed their claims. Metropolitan Life resolved claims of some additional persons who opted out of the settlement class referenced in the preceding paragraph but who had not filed suit. The actions filed in Alabama and Tennessee have been dismissed; one action filed in Mississippi remains pending. In the pending action, Metropolitan Life is contesting plaintiffs' claims vigorously.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company believes that adequate provision has been made to cover the costs associated with the resolution of these matters.

  OTHER

   A putative class action lawsuit is pending in the United States District Court for the District of Columbia, in which plaintiffs allege that they were denied certain ad hoc pension increases awarded to retirees under the Metropolitan Life retirement plan. The ad hoc pension increases were awarded only to retirees (i.e., individuals who were entitled to an immediate retirement benefit upon their termination of employment) and not available to individuals like these plaintiffs whose employment, or whose spouses' employment, had terminated before they became eligible for an immediate retirement benefit. The plaintiffs seek to represent a class consisting of former Metropolitan Life employees, or their surviving spouses, who are receiving deferred vested annuity payments under the retirement plan and who were allegedly eligible to receive the ad hoc pension increases awarded in 1977, 1980, 1989, 1992, 1996 and 2001, as well as increases awarded in earlier years. Metropolitan Life is vigorously defending itself against these allegations.

   As previously reported, the SEC is conducting a formal investigation of New England Securities Corporation ("NES"), a subsidiary of New England Life Insurance Company ("NELICO"), in response to NES informing the SEC that certain systems and controls relating to one NES advisory program were not operating effectively. NES is cooperating fully with the SEC.

   Prior to filing MetLife, Inc.'s June 30, 2003 Form 10-Q, the Holding Company and/or its subsidiaries announced a $31 million charge, net of income taxes, resulting from certain improperly deferred expenses at an affiliate, New England Financial. The Holding Company and/or its subsidiaries notified the SEC about the nature of this charge prior to its announcement. The SEC is pursuing a formal investigation of the matter and, in December 2004, NELICO received a so-called "Wells Notice" in connection with the SEC investigation. The Wells Notice provides notice that the SEC staff is considering recommending that the SEC bring a civil action alleging violations of the U.S. securities laws. Under the SEC's procedures, a recipient can respond to the SEC staff before the staff makes a formal recommendation regarding whether any action alleging violations of the U.S. securities laws should be considered. The Holding Company and/or its subsidiaries continue to cooperate fully with the SEC in its investigation.

   The American Dental Association and two individual providers have sued the Holding Company and/or its subsidiaries, Mutual of Omaha and Cigna in a purported class action lawsuit brought in a Florida federal district court. The plaintiffs purport to represent a nationwide class of in-network providers who allege that their claims are being wrongfully reduced by downcoding, bundling, and the improper use and programming of software. The complaint alleges federal racketeering and various state law theories of liability. The Holding Company and/or its subsidiaries are vigorously defending the case. In March 2005, the district court granted in part and denied in part defendants' motion to dismiss.

   On November 16, 2004, a New York state court granted plaintiffs' motion to certify a litigation class of owners of certain participating life insurance policies and a sub-class of New York owners of such policies in an action asserting that Metropolitan Life breached their policies and violated New York's General Business Law in the manner in which it allocated investment income across lines of business during a period ending with the 2000 demutualization. Metropolitan Life has filed a notice of appeal from the order granting this motion. In August 2003, an appellate court affirmed the dismissal of fraud claims in this action. Plaintiffs seek compensatory damages. Metropolitan Life is vigorously defending the case.

   Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The SEC has commenced an investigation with respect to market timing and late trading in a limited number of privately-placed variable insurance contracts that were sold through General American. As previously reported, in May 2004, General American received a Wells Notice stating that the SEC staff is considering recommending that the SEC bring a civil action alleging violations of the U.S. securities laws against General American. Under the SEC procedures, General American can avail itself of the opportunity to respond to the SEC staff before it makes a formal recommendation regarding whether any action alleging violations of the U.S. securities laws should be considered. General American has responded to the Wells Notice. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

   In October 2004, the SEC informed the Holding Company and/or its subsidiaries that it anticipates issuing a formal order of investigation related to certain sales by a former sales representative to the Sheriff's Department of Fulton County, Georgia. The Holding Company and/or its subsidiaries are fully cooperating with respect to inquiries from the SEC.

   The Holding Company and/or its subsidiaries have received a number of subpoenas and other requests from the Office of the Attorney General of the State of New York seeking, among other things, information regarding and relating to compensation agreements between insurance brokers and the Holding Company and/or its subsidiaries, whether the Holding Company and/or its subsidiaries have provided or are aware of the provision of "fictitious" or "inflated" quotes and information regarding tying arrangements with respect to reinsurance. Based upon an internal review, the Holding Company and/or its subsidiaries advised the Attorney General for the State of New York that the Holding Company and/or its subsidiaries were not aware of any instance in which they had provided a "fictitious" or "inflated" quote. The Holding Company and/or its subsidiaries also have received a subpoena, including a set of interrogatories, from the Office of the Attorney General of the State of Connecticut seeking information and documents concerning contingent commission payments to brokers and their awareness of any "sham" bids for business. The Holding Company and/or its subsidiaries also have received a Civil Investigative Demand from the Office of the Attorney General for the State of Massachusetts seeking information and documents concerning bids and quotes that the Holding Company and/or its subsidiaries submitted to potential customers in Massachusetts, the identity of agents, brokers, and producers to whom the Holding Company and/or its subsidiaries submitted such bids or quotes, and communications with a certain broker. The Holding Company and/or its subsidiaries is continuing to conduct an internal review of its commission payment practices. The Holding Company and/or its subsidiaries continue to fully cooperate with these inquiries and are responding to the subpoenas and other requests.

   Approximately twelve broker related lawsuits have been received. Two class action lawsuits were filed in the United States District Court for the Southern District of New York on behalf of proposed classes of all persons who purchased the securities of MetLife, Inc. between April 5, 2000 and October 19, 2004 against MetLife, Inc. and certain officers of MetLife, Inc. In the context of contingent commissions, the complaints allege that defendants violated the federal securities laws by issuing materially false and misleading statements and failing to disclose material facts regarding MetLife, Inc.'s financial performance throughout the class period that had the effect of artificially inflating the market price of MetLife Inc.'s securities. Three class action lawsuits were filed in the United States District Court for the Southern District of New York on behalf of proposed classes of participants in and beneficiaries of Metropolitan Life Insurance Company's Savings and Investment Plan against MetLife, Inc., the MetLife, Inc. Employee Benefits Committee, certain officers of Metropolitan Life Insurance Company, and members of MetLife, Inc.'s board of directors. In the context of contingent

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES commissions, the complaints allege that defendants violated their fiduciary obligations under ERISA by failing to disclose to plan participants who had the option of allocating funds in the plan to the MetLife Company Stock Fund material facts regarding MetLife, Inc.'s financial performance. The plaintiffs in these actions seek compensatory and other relief. Two cases have been brought in California state court against MetLife, Inc., other companies, and an insurance broker. One of these cases alleges that the insurers and the broker violated Section 17200 of the California Business and Professions Code by engaging in unfair trade practices concerning contingent commissions and fees paid to the broker; the other case has been brought by the California Insurance Commissioner and alleges that the defendants violated certain provisions of the California Insurance Code. Additionally, two civil RICO or antitrust related class action lawsuits have been brought against MetLife, Inc., and other companies in California federal court with respect to issues concerning contingent commissions and fees paid to one or more brokers. Three class action lawsuits have been brought in Illinois federal court against MetLife, Inc. and other companies alleging that insurers and brokers violated antitrust laws or engaged in civil RICO violations. The Company intends to vigorously defend these cases.

   In addition to those discussed above, regulators and others have made a number of inquiries of the insurance industry regarding industry brokerage practices and related matters and others may begin. It is reasonably possible that the Holding Company and/or its subsidiaries will receive additional subpoenas, interrogatories, requests and lawsuits. The Holding Company and/or its subsidiaries will fully cooperate with all regulatory inquiries and intends to vigorously defend all lawsuits.

   Metropolitan Life also has been named as a defendant in a number of silicosis, welding and mixed dust cases in various states. The Company intends to defend itself vigorously against these cases.

   Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

  SUMMARY

   It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted above in connection with specific matters. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's consolidated financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

LEASES

   In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants is contingent upon the level of the tenants' sales revenues. Additionally, the Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES minimum rental and sublease income, and minimum gross rental payments relating to these lease agreements were as follows:

                                                                      GROSS
                                                     RENTAL SUBLEASE  RENTAL
                                                     INCOME  INCOME  PAYMENTS
                                                     ------ -------- --------
                                                      (DOLLARS IN MILLIONS)
  2005.............................................. $  451   $19      $162
  2006.............................................. $  425   $19      $147
  2007.............................................. $  386   $13      $124
  2008.............................................. $  315   $10      $ 92
  2009.............................................. $  260   $ 4      $ 68
  Thereafter........................................ $1,376   $12      $388

COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

   The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were approximately $1,320 million and $1,378 million at December 31, 2004 and 2003, respectively. The Company anticipates that these amounts will be invested in the partnerships over the next three to five years.

GUARANTEES

   In the course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future.

   In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $800 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees in the future.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

   The fair value of such indemnities, guarantees and commitments entered into during 2004 was insignificant. The Company's recorded liability at December 31, 2004 and 2003 for indemnities, guarantees and commitments is insignificant. In conjunction with replication synthetic asset transaction, as described in Note 3, the Company writes credit default swap obligations requiring payment of principal due in exchange for the reference credit obligation, depending on the nature or occurrence of specified credit events for the referenced entities. In the event of a specified credit event, the Company's maximum amount at risk, assuming the value of the referenced

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES credits become worthless, is $1.1 billion at December 31, 2004. The credit default swaps expire at various times during the next seven years.

11.  EMPLOYEE BENEFIT PLANS

PENSION BENEFIT AND OTHER BENEFIT PLANS

   The Company is both the sponsor and administrator of defined benefit pension plans covering eligible employees (including employees of certain affiliates) who meet specified eligibility requirements. Retirement benefits are based upon years of credited service and final average or career average earnings history.

   The Company also provides certain postemployment benefits and certain postretirement health care and life insurance benefits for retired employees (including retirees of certain affiliates) through insurance contracts. Substantially all of the Company's employees may, in accordance with the plans applicable to the postretirement benefits, become eligible for these benefits if they attain retirement age, with sufficient service, while working for the Company or certain affiliates.

   The Company uses a December 31 measurement date for all of its pension and postretirement benefit plans.

OBLIGATIONS, FUNDED STATUS AND NET PERIODIC BENEFIT COSTS

                                                                       DECEMBER 31,
                                                             -------------------------------
                                                             PENSION BENEFITS  OTHER BENEFITS
                                                             --------------   ---------------
                                                              2004     2003    2004     2003
                                                             ------   ------  ------  -------
                                                                  (DOLLARS IN MILLIONS)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year........... $5,052   $4,744  $2,001  $ 1,878
   Service cost.............................................    116      122      27       38
   Interest cost............................................    297      311     114      122
   Acquisitions and divestitures............................     (3)      (1)     --       --
   Actuarial losses (gains).................................    134      352    (132)     167
   Curtailments and terminations............................     --       (7)     --       (4)
   Change in benefits.......................................     --       (1)      1       (1)
   Transfers in (out) of controlled group...................     (8)    (181)     (1)     (77)
   Benefits paid............................................   (323)    (287)   (127)    (122)
                                                             ------   ------  ------  -------
Projected benefit obligation at end of year.................  5,265    5,052   1,883    2,001
                                                             ------   ------  ------  -------
Change in plan assets:
Fair value of plan assets at beginning of year..............  4,504    4,006     999      965
   Actual return on plan assets.............................    389      636      94      112
   Employer contribution....................................    549      335      90       46
   Transfers in (out) of controlled group...................     (5)    (186)     --       (2)
   Benefits paid............................................   (323)    (287)   (127)    (122)
                                                             ------   ------  ------  -------
Fair value of plan assets at end of year....................  5,114    4,504   1,056      999
                                                             ------   ------  ------  -------
Under funded................................................   (151)    (548)   (827)  (1,002)
Unrecognized net actuarial losses...........................  1,483    1,438     194      352
Unrecognized prior service cost.............................     67       82    (156)    (175)
                                                             ------   ------  ------  -------
Prepaid (accrued) benefit cost.............................. $1,399   $  972  $ (789) $  (825)
                                                             ======   ======  ======  =======
Qualified plan prepaid pension cost......................... $1,725   $1,297
Non-qualified plan accrued pension cost.....................   (469)    (467)
Intangible assets...........................................     13       14
Accumulated other comprehensive income......................    130      128
                                                             ------   ------
Prepaid benefit cost........................................ $1,399   $  972
                                                             ======   ======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The aggregate projected benefit obligation and aggregate contract value of plan assets for the pension plans were as follows:

                                     QUALIFIED PLAN   NON-QUALIFIED PLAN       TOTAL
                                    ----------------  -----------------  ----------------
                                      2004     2003    2004      2003      2004     2003
                                    -------  -------   -----     -----   -------  -------
                                                  (DOLLARS IN MILLIONS)
Aggregate fair value of plan assets
  (principally company contracts).. $ 5,114  $ 4,504  $  --     $  --    $ 5,114  $ 4,504
Aggregate projected benefit
  obligation.......................  (4,751)  (4,523)  (514)     (529)    (5,265)  (5,052)
                                    -------  -------   -----     -----   -------  -------
Over (under) funded................ $   363  $   (19) $(514)    $(529)   $  (151) $  (548)
                                    =======  =======   =====     =====   =======  =======

   The accumulated benefit obligation for all defined benefit pension plans was $4,928 million and $4,866 million at December 31, 2004 and 2003, respectively.

   Information for pension plans with an accumulated benefit obligation in excess of plan assets:

                                                                  DECEMBER 31,
                                                                  ------------------
                                                                  2004         2003
                                                                  ----         ----
                                                                  (DOLLARS IN MILLIONS)
     Projected benefit obligation................................ $532         $543
     Accumulated benefit obligation.............................. $468         $465
     Fair value of plan assets................................... $ 14         $ 10

   Information for pension and postretirement plans with a projected benefit obligation in excess of plan assets:

                                                      DECEMBER 31,
                                                ------------------------------
                                                PENSION BENEFITS OTHER BENEFITS
                                                ---------------- -------------
                                                2004     2003     2004    2003
                                                ----     ------  ------  ------
                                                  (DOLLARS IN MILLIONS)
       Projected benefit obligation............ $532    $5,043   $1,883  $2,001
       Fair value of plan assets............... $ 14    $4,484   $1,056  $  999

   As a result of additional pension contributions and favorable investment returns during the year ended December 31, 2004, a significant plan that was included in the pension benefits section of the above table as of December 31, 2003 was no longer included as of December 31, 2004. This plan had a fair value of plan assets of $5,079 with a projected benefit obligation of $4,726 and a fair value of plan assets of $4,474 with a projected benefit obligation of $4,500 as of December 31, 2004 and 2003, respectively.

   The components of net periodic benefit cost were as follows:

                                                 PENSION BENEFITS    OTHER BENEFITS
                                               -------------------  ----------------
                                                2004   2003   2002  2004  2003  2002
                                               -----  -----  -----  ----  ----  ----
                                                       (DOLLARS IN MILLIONS)
Service cost.................................. $ 116  $ 122  $ 104  $ 27  $ 38  $ 36
Interest cost.................................   297    311    307   114   122   123
Expected return on plan assets................  (406)  (331)  (354)  (76)  (71)  (93)
Amortization of prior actuarial losses (gains)
  and prior service cost......................   116    102     33   (12)  (12)   (9)
Curtailment cost..............................    --     10     11    --     3     4
                                               -----  -----  -----  ----  ----  ----
Net periodic benefit cost..................... $ 123  $ 214  $ 101  $ 53  $ 80  $ 61
                                               =====  =====  =====  ====  ====  ====

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company expects to receive subsidies on prescription drug benefits beginning in 2006 under the Medicare Prescription Drug, Improvement and Modernization Act of 2003. The postretirement benefit plan assets and accumulated benefit obligation were remeasured effective July 1, 2004 in order to determine the effect of the expected subsidies on net periodic postretirement benefit cost. As a result, the accumulated postretirement benefit obligation was reduced $201 million which will be recognized as adjustments of future benefits through the amortization of actuarial losses (gains) in accordance with FASB staff position 106-2 on a prospective basis and net periodic postretirement benefit cost for the year ended 2004 was reduced $16 million. The reduction of net periodic benefit cost is due to reductions in service cost of $2 million, interest cost of $6 million, and amortization of prior actuarial loss of $8 million.

ASSUMPTIONS

   Assumptions used in determining benefit obligations were as follows:

                                                      DECEMBER 31,
                                            -------------------------------
                                            PENSION BENEFITS OTHER BENEFITS
                                            ---------------- --------------
                                            2004     2003    2004    2003
                                             -----    -----   -----  -----
             Weighted average discount rate 5.86%    6.10%   5.86%   6.10%
             Rate of compensation increase. 4%-8%    4%-8%    N/A     N/A

   Assumptions used in determining net periodic benefit cost were as follows:

                                                   DECEMBER 31,
                                        -----------------------------------
                                        PENSION BENEFITS   OTHER BENEFITS
                                        ----------------- -----------------
                                        2004  2003  2002  2004  2003  2002
                                        ----- ----- ----- ----- ----- -----
    Weighted average discount rate..... 6.11% 6.75% 7.27% 6.10% 6.75% 7.40%
    Weighted average expected return on
      plan assets...................... 8.47% 8.50% 9.00% 7.91% 7.77% 8.16%
    Rate of compensation increase...... 4%-8% 4%-8% 4%-6%  N/A   N/A   N/A

   The discount rate is based on the yield of a hypothetical portfolio of high-quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due. The expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate. The weighted expected return on plan assets for use in that plan's valuation in 2005 is currently anticipated to be 8.50% for pension benefits and other postretirement medical benefits and 6.25% for postretirement life benefits.

   The assumed health care cost trend rates used in measuring the accumulated postretirement benefit obligation were as follows:

                                                DECEMBER 31,
                               -----------------------------------------------
                                        2004                    2003
                               ---------------------- ------------------------
  Pre-Medicare eligible claims  8% down to 5% in 2010  8.5% down to 5% in 2010
  Medicare eligible claims.... 10% down to 5% in 2014 10.5% down to 5% in 2014

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Assumed health care cost trend rates may have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                                             ONE PERCENT ONE PERCENT
                                                              INCREASE    DECREASE
                                                             ----------- -----------
                                                              (DOLLARS IN MILLIONS)
Effect on total of service and interest cost components.....    $ 10        $  (9)
Effect of accumulated postretirement benefit obligation.....    $104        $(100)

PLAN ASSETS

   The weighted average allocation of pension plan and other benefit plan assets is as follows:

                                                                DECEMBER 31,
                                                             ------------------------------
                                                             PENSION BENEFITS OTHER BENEFITS
                                                             ---------------  -------------
                                                             2004     2003    2004    2003
ASSET CATEGORY                                               ----     ----    ----    ----
Equity securities...........................................  50%      48%     41%     38%
Fixed maturities............................................  36%      39%     57%     61%
Other (Real Estate and Alternative investments).............  14%      13%      2%      1%
                                                             ---      ---     ---     ---
   Total.................................................... 100%     100%    100%    100%
                                                             ===      ===     ===     ===

   The weighted average target allocation of pension plan and other benefit plan assets for 2005 is as follows:

                                                             PENSION BENEFITS OTHER BENEFITS
                                                             ---------------- --------------
ASSET CATEGORY
Equity securities...........................................     30%-65%         25%-45%
Fixed maturities............................................     20%-70%         45%-70%
Other (Real Estate and Alternative investments).............      0%-25%          0%-10%

   Target allocations of assets are determined with the objective of maximizing returns and minimizing volatility of net assets through adequate asset diversification. Adjustments are made to target allocations based on an assessment of the impact of economic factors and market conditions.

CASH FLOWS

   The Company expects to contribute $31 million to its pension plans and $91 million to its other benefit plans during 2005.

   The following gross benefit payments, which reflect expected future service as appropriate, are expected to be paid:

                                                             PENSION BENEFITS OTHER BENEFITS
                                                             ---------------- --------------
                                                                  (DOLLARS IN MILLIONS)
2005........................................................      $  295           $119
2006........................................................      $  306           $124
2007........................................................      $  313           $128
2008........................................................      $  324           $132
2009........................................................      $  333           $135
2010-2014...................................................      $1,823           $724

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Gross subsidy payments expected to be received under the Medicare Prescription Drug, Improvement and Modernization Act of 2003 are as follows:

                                                OTHER BENEFITS
                                             ---------------------
                                             (DOLLARS IN MILLIONS)
              2005..........................          $--
              2006..........................          $ 9
              2007..........................          $10
              2008..........................          $11
              2009..........................          $11
              2010-2014.....................          $67

SAVINGS AND INVESTMENT PLANS

   The Company sponsors savings and investment plans for substantially all employees under which the Company matches a portion of employee contributions. The Company contributed $58 million, $59 million and $58 million for the years ended December 31, 2004, 2003 and 2002, respectively.

12.  EQUITY

PARENT'S INTEREST IN PREFERRED STOCK OF A SUBSIDIARY

   On December 16, 2003, the Holding Company contributed 2,532,600 shares of RGA's common stock to a subsidiary of the Company in exchange for 93,402 shares of Series A Cumulative Preferred Stock ("the Preferred Shares"). Holders of the Preferred Shares are entitled to receive cumulative cash dividends at the annual applicable rate of 7% times the Liquidation Preference of $1,000 per share payable quarterly, when and if declared by the Board of Directors. Holders of the Preferred Shares have no voting rights, except as required by applicable law. The Preferred Shares rank senior to the common stock.

   On December 21, 2004, the Holding Company contributed the 93,402 Preferred Shares to a subsidiary of the Company. The subsidiary of the Company retired the shares and recorded a contribution of capital of $93 million from MetLife, Inc.

DIVIDEND RESTRICTIONS

   Under New York State Insurance Law, Metropolitan Life is permitted, without prior insurance regulatory clearance, to pay a dividend to the Holding Company as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year, and (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). Metropolitan Life will be permitted to pay a dividend to the Holding Company in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the New York Superintendent of Insurance (the "Superintendent") and the Superintendent does not disapprove the distribution. Under New York State Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. The New York State Department of Insurance has established informal guidelines for such determinations. The guidelines, among other things, focus on the insurer's overall financial condition and profitability under statutory accounting practices. For the years ended December 31, 2004, 2003 and 2002, Metropolitan Life paid to MetLife, Inc. $797 million, $698 million and $535 million, respectively, in dividends for which prior insurance regulatory clearance was not required and $0 million, $750 million and $369 million, respectively, in special dividends, as approved by the Superintendent. At

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

December 31, 2004, the maximum amount of the dividend which may be paid to the Holding Company from Metropolitan Life in 2005, without prior regulatory approval is $880 million. For the years ended December 31, 2004, 2003 and 2002, Metropolitan Life received dividends from affiliates of $14 million, $32 million and $230 million, respectively.

STOCK COMPENSATION PLANS

   Under the MetLife, Inc. 2000 Stock Incentive Plan, as amended, (the "Stock Incentive Plan"), awards granted may be in the form of non-qualified or incentive stock options qualifying under Section 422A of the Internal Revenue Code. The aggregate number of options to purchase shares of stock that may be awarded under the Stock Incentive Plan is subject to a maximum limit of 37,823,333.

   All options granted have an exercise price equal to the fair market value price of the Holding Company's common stock on the date of grant, and an option's maximum term is ten years. Certain options under the Stock Incentive Plan become exercisable over a three year period commencing with date of grant, while other options become exercisable three years after the date of grant.

   The fair value of each option grant is estimated on the date of the grant using the Black-Scholes options- pricing model with the following weighted average assumptions used for grants for the:

                                                              YEARS ENDED DECEMBER 31,
                                                             --------------------------
                                                               2004     2003     2002
                                                             -------- -------- --------
Dividend yield..............................................    0.70%    0.79%    0.68%
Risk-free rate of return....................................    3.69%    3.62%    5.08%
Volatility..................................................   34.85%   38.56%   26.70%
Expected duration...........................................  6 years  6 years  6 years

                                                              YEARS ENDED DECEMBER 31,
                                                             --------------------------
                                                               2004     2003     2002
                                                             -------- -------- --------
Weighted average fair value of options granted.............. $  13.25 $  10.41 $  10.48
                                                             ======== ======== ========

   MetLife, Inc. allocated stock option expense to the Company in each of the years ended December 31, 2004, 2003 and 2002. Options outstanding attributable to the expense allocated to Company were as follows:

                                                                 YEARS ENDED DECEMBER 31,
                                                             --------------------------------
                                                                2004       2003       2002
                                                             ---------- ---------- ----------
Outstanding Options......................................... 21,510,200 20,295,028 16,259,630
Exercisable Options......................................... 12,634,118  4,566,265  1,357,034

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Effective January 1, 2003, MetLife, Inc. and the Company elected to prospectively apply the fair value method of accounting for stock options granted by the Holding Company subsequent to December 31, 2002. As permitted under SFAS 148, options granted prior to January 1, 2003 will continue to be accounted for under APB 25. Had compensation expense for grants awarded prior to January 1, 2003 been determined based on fair value at the date of grant in accordance with SFAS 123, the Company's net income would have been reduced to the following pro forma amounts:

                                                                       YEARS ENDED DECEMBER 31,
                                                                       ----------------------
                                                                        2004     2003    2002
                                                                       ------   ------  ------
                                                                        (DOLLARS IN MILLIONS,
                                                                       EXCEPT PER SHARE DATA)
Net Income............................................................ $2,239   $2,001  $1,612
Add: Stock option-based employee compensation expense included in
  reported net income, net of income taxes............................ $   24   $   11  $    1
Deduct: Total Stock option-based employee compensation determined under fair value based method for all awards, net of income taxes... $  (42)  $  (40) $  (33)
                                                                       ------   ------  ------
Pro forma net income (1).............................................. $2,221   $1,972  $1,580
                                                                       ======   ======  ======

--------
(1)The pro forma earnings disclosures are not necessarily representative of the effects on net income.

   Certain levels of Company management also received awards of stock-based compensation under the MetLife, Inc. Long Term Performance Compensation Plan ("LTPCP"). LTPCP awards vest in their entirety at the end of the three year performance period. Each participant is assigned a target compensation amount at the inception of the performance period with the final compensation amount determined by the performance of the Holding Company's stock over the three-year vesting period, subject to management's discretion. Final awards may be paid in whole or in part with shares of the Holding Company's stock. Compensation expense related to the LTPCP was $45 million, $42 million and $19 million for the years ended December 31, 2004, 2003 and 2002, respectively.

   For the years ended December 31, 2004, 2003 and 2002, stock-based compensation expense related to the Stock Incentive Plan and LTPCP was $82 million, $60 million, and $21 million, respectively, including stock- based compensation for non-employees of $468 thousand, $550 thousand and $2 million, respectively.

STATUTORY EQUITY AND INCOME

   The National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The New York State Department of Insurance has adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in New York. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of the Company.

   Statutory accounting practices differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

   Statutory net income of Metropolitan Life, a New York domiciled insurer, was $2,648 million, $2,169 million and $1,455 million for the years ended December 31, 2004, 2003 and 2002, respectively. Statutory capital and surplus, as filed with the New York State Department of Insurance, was $8,804 million and $7,967 million at December 31, 2004 and 2003, respectively.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

OTHER COMPREHENSIVE INCOME

   The following table sets forth the reclassification adjustments required for the years ended December 31, 2004, 2003 and 2002 in other comprehensive income
(loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                                    2004   2003    2002
                                                                                   -----  -----  -------
                                                                                   (DOLLARS IN MILLIONS)
Holding gains on investments arising during the year.............................. $ 520  $ 783  $ 2,575
Income tax effect of holding gains................................................  (182)  (323)    (859)
Reclassification adjustments:
   Recognized holding (gains) losses included in current year income..............  (236)   363      668
   Amortization of premiums and accretion of discounts associated with
     investments..................................................................    (3)  (152)    (440)
   Income tax effect..............................................................    86    (84)     (71)
Allocation of holding losses on investments relating to other policyholder amounts  (284)  (576)  (2,592)
Income tax effect of allocation of holding losses to other policyholder amounts...   102    228      858
Unrealized investment gains of subsidiary at date of sale.........................    --    269       68
Deferred income taxes on unrealized investment gains of subsidiary at date of sale    --    (94)     (15)
                                                                                   -----  -----  -------
Net unrealized investment gains (losses)..........................................     3    414      192
                                                                                   -----  -----  -------
Foreign currency translation adjustment arising during the year...................    79    174      137
Foreign currency translation adjustment of subsidiary at date of sale.............    --     --      (65)
                                                                                   -----  -----  -------
Foreign currency translation adjustment...........................................    79    174       72
                                                                                   -----  -----  -------
Minimum pension liability adjustment arising during the year......................    (2)   (81)      --
Minimum pension liability adjustment of subsidiary at date of sale................    --     (1)      --
                                                                                   -----  -----  -------
Minimum pension liability adjustment..............................................    (2)   (82)      --
                                                                                   -----  -----  -------
Other comprehensive income (loss)................................................. $  80  $ 506  $   264
                                                                                   =====  =====  =======

13.  OTHER EXPENSES

   Other expenses were comprised of the following:

                                                              YEARS ENDED DECEMBER 31,
                                                             -------------------------
                                                               2004     2003     2002
                                                             -------  -------  -------
                                                               (DOLLARS IN MILLIONS)
Compensation................................................ $ 2,038  $ 2,060  $ 2,441
Commissions.................................................   1,746    1,712    1,938
Interest and debt issue costs...............................     183      313      242
Amortization of policy acquisition costs....................   1,142    1,355    1,512
Capitalization of policy acquisition costs..................  (1,817)  (1,982)  (2,227)
Rent, net of sublease income................................     216      226      289
Minority interest...........................................     168      119       74
Other.......................................................   1,706    1,830    2,079
                                                             -------  -------  -------
   Total other expenses..................................... $ 5,382  $ 5,633  $ 6,348
                                                             =======  =======  =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

14.  BUSINESS SEGMENT INFORMATION

   The Company provides insurance and financial services to customers in the United States, Canada, Central America, South Africa and Asia. At December 31, 2004, the Company's business is divided into three operating segments:
Institutional, Individual and Reinsurance, as well as Corporate & Other. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements. Auto & Home, operated through Met P&C, was sold to the Holding Company in October 2003. See Note 1. Significant operations of the International segment were sold to the Holding Company in the fourth quarter of 2002. The Company's remaining international operations consisting of the Company's Canadian branch, a subsidiary in Indonesia and a joint venture in China are reported in Corporate & Other for the year ended December 31, 2004.

   Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance, non-medical health insurance, such as short and long-term disability, long-term care, and dental insurance, and other insurance products and services. Individual offers a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. Reinsurance provides primarily reinsurance of life and annuity policies in North America and various international markets. Additionally, reinsurance of critical illness policies is provided in select international markets.

   Corporate & Other contains the excess capital not allocated to the business segments, various start up entities and run off entities, the Company's ancillary international operations in 2004, as well as the interest expense related to the majority of the Company's outstanding debt and expenses associated with the resolution of certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of all intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings, as well as intersegment transactions. Additionally, the Company's ancillary asset management business is included in the results of operations for Corporate & Other for all periods. See Note 16 for disclosures regarding discontinued operations, including real estate.

   Set forth in the tables below is certain financial information with respect to the Company's operating segments for the years ended December 31, 2004, 2003 and 2002. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. The Company allocates capital to each segment based upon an internal capital allocation system that allows the Company to more effectively manage its capital. The Company evaluates the performance of each operating segment based upon net income excluding certain net investment gains (losses), net of income taxes, and the impact from the cumulative effect of changes in accounting, net of income taxes. Scheduled periodic settlement payments on derivative instruments not qualifying for hedge accounting are included in net investment gains (losses). The Company allocates certain non-recurring items, such as expenses associated with certain legal proceedings, to Corporate & Other.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

AS OF OR FOR THE YEAR ENDED                                                                        CORPORATE
DECEMBER 31, 2004                                            INSTITUTIONAL INDIVIDUAL REINSURANCE & OTHER (1)   TOTAL
---------------------------                                  ------------- ---------- ----------- ----------- --------
                                                                               (DOLLARS IN MILLIONS)
Premiums....................................................   $ 10,103     $  4,051    $ 3,349     $     9   $ 17,512
Universal life and investment-type product policy fees......        716        1,325         --           1      2,042
Net investment income.......................................      4,470        5,496        539         300     10,805
Other revenues..............................................        632            3         56          21        712
Net investment gains (losses)...............................        185           68         60         (24)       289
Policyholder benefits and claims............................     11,134        4,870      2,694          37     18,735
Interest credited to policyholder account balances..........        958        1,187        212           1      2,358
Policyholder dividends......................................        107        1,634         --           2      1,743
Other expenses..............................................      1,906        2,264        965         247      5,382
Income from continuing operations before provision for
 income taxes...............................................      2,001          988        133          20      3,142
Income from discontinued operations, net of income taxes....         10            4         --          29         43
Cumulative effect of a change in accounting, net of income
 taxes......................................................        (59)           9         --          (2)       (52)
Net income..................................................      1,270          679         88         202      2,239
Total assets................................................    120,766      137,693     14,573      26,956    299,988
Deferred policy acquisition costs...........................        965        7,517      2,580           9     11,071
Goodwill, net...............................................         61           39         99          18        217
Separate account assets.....................................     36,913       31,594         14         (14)    68,507
Policyholder liabilities....................................     70,051       91,049     10,463         263    171,826
Separate account liabilities................................     36,913       31,594         14         (14)    68,507

AS OF OR FOR THE YEAR ENDED                                                       CORPORATE                    AUTO &
DECEMBER 31, 2003                            INSTITUTIONAL INDIVIDUAL REINSURANCE  & OTHER  INTERNATIONAL (1) HOME (2)   TOTAL
---------------------------                  ------------- ---------- ----------- --------- ----------------- -------- --------
                                                                            (DOLLARS IN MILLIONS)
Premiums....................................   $  9,093     $  4,242    $ 2,648    $    (6)      $    6        $2,168  $ 18,151
Universal life and investment-type
 product policy fees........................        633        1,287         --         --            1            --     1,921
Net investment income.......................      4,027        5,585        431         67           50           119    10,279
Other revenues..............................        592          204         48         38           14            23       919
Net investment gains (losses)...............       (293)        (299)        31         15           (7)           (4)     (557)
Policyholder benefits and claims............      9,842        4,876      2,102          4           16         1,604    18,444
Interest credited to policyholder
 account balances...........................        914        1,280        184         --            1            --     2,379
Policyholder dividends......................        198        1,697         --         (1)           3            --     1,897
Other expenses..............................      1,782        2,436        741         78           24           572     5,633
Income from continuing operations
 before provision for income taxes..........      1,316          730        131         33           20           130     2,360
Income from discontinued operations, net of
 income taxes...............................         37           34         --        263           --            --       334
Cumulative effect of a change in accounting,
 net of income taxes........................        (26)          --         --         --           --            --       (26)
Net income..................................        849          519         86        423           13           111     2,001
Total assets................................    109,492      133,335     12,879     24,490        1,069            --   281,265
Deferred policy acquisition costs...........        739        7,363      2,122          2            6            --    10,232
Goodwill, net...............................         59           42         99         18           --            --       218
Separate account assets.....................     35,632       28,028         13        (12)          --            --    63,661
Policyholder liabilities....................     61,565       88,096      9,272       (579)         297            --   158,651
Separate account liabilities................     35,632       28,028         13        (12)          --            --    63,661

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

AS OF OR FOR THE YEAR ENDED                                                      CORPORATE                    AUTO &
DECEMBER 31, 2002                           INSTITUTIONAL INDIVIDUAL REINSURANCE  & OTHER  INTERNATIONAL (1) HOME (2)  TOTAL
---------------------------                 ------------- ---------- ----------- --------- ----------------- -------- -------
                                                                          (DOLLARS IN MILLIONS)
Premiums...................................    $8,245       $4,419     $1,984      $  (7)        $992         $2,828  $18,461
Universal life and investment-type
 product policy fees.......................       623        1,267         --         --           37             --    1,927
Net investment income......................     3,907        6,013        378       (163)         241            177   10,553
Other revenues.............................       607          454         42         49           10             26    1,188
Net investment gains (losses)..............      (491)        (255)         7        (38)          (9)           (46)    (832)
Policyholder benefits and claims...........     9,343        5,005      1,517          3          821          2,020   18,709
Interest credited to policyholder
 account balances..........................       930        1,608        146         (1)          28             --    2,711
Policyholder dividends.....................       115        1,769         --         --           28             (1)   1,911
Other expenses.............................     1,529        2,555        616        481          373            794    6,348
Income (loss) from continuing operations
 before provision (benefit) for income
 taxes.....................................       974          961        132       (642)          21            172    1,618
Income from discontinued operations, net of
 income taxes..............................       127          203         --        162           --             --      492
Net income (loss)..........................       759          811         86       (196)          21            131    1,612

--------
(1)Ancillary international results are reported in Corporate & Other for the year ended December 31, 2004.
(2)Auto & Home, operated through Met P&C, was sold to the Holding Company in October 2003. See Note 1.

   Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated capital. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

   Beginning in 2003, the Company changed its methodology of allocating capital to its business segments from Risk-Based Capital ("RBC") to Economic Capital. Prior to 2003, the Company's business segments' allocated equity was primarily based on RBC, an internally developed formula based on applying a multiple to the National Association of Insurance Commissioners Statutory Risk-Based Capital and included certain adjustments in accordance with GAAP. Economic Capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The Economic Capital model accounts for the unique and specific nature of the risks inherent in the Company's businesses. This is in contrast to the standardized regulatory RBC formula, which is not as refined in its risk calculations with respect to the nuances of the Company's businesses.

   The change in methodology is being applied prospectively. This change has and will continue to impact the level of net investment income and net income of each of the Company's business segments. A portion of net investment income is credited to the segments based on the level of allocated equity. This change in methodology of allocating equity does not impact the Company's consolidated net investment income or net income.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The following table presents actual and pro forma net investment income with respect to the Company's segments for the year ended December 31, 2002. The amounts shown as pro forma reflect net investment income that would have been reported in 2002 had the Company allocated capital based on Economic Capital rather than on the basis of RBC.

                                                        NET INVESTMENT INCOME
                                                        --------------------
                                                        FOR THE YEAR ENDED
                                                        DECEMBER 31, 2002
                                                        --------------------
                                                         ACTUAL    PRO FORMA
                                                         -------   ---------
                                                        (DOLLARS IN MILLIONS)
     Institutional..................................... $ 3,907     $ 3,969
     Individual........................................   6,013       5,924
     Reinsurance.......................................     378         339
     Corporate & Other.................................    (163)        (43)
     International.....................................     241         204
     Auto & Home.......................................     177         160
                                                         -------    -------
        Total.......................................... $10,553     $10,553
                                                         =======    =======

   Revenues derived from any customer did not exceed 10% of consolidated revenues. Revenues from U.S. operations were $30,049 million, $29,708 million and $29,344 million for the years ended December 31, 2004, 2003 and 2002, respectively, which represented 96%, 97% and 94%, respectively, of consolidated revenues.

15.  ACQUISITIONS AND DISPOSITIONS

   On January 31, 2005, the Company completed the sale of SSRM to a third party for $328 million of cash and stock. As a result of the sale of SSRM, the Company recognized income from discontinued operations of approximately $150 million, net of income taxes, comprised of a realized gain of $166 million, net of income taxes, and an operating expense related to a lease abandonment of $16 million, net of income taxes. Under the terms of the agreement, the Company will have an opportunity to receive, prior to the end of 2006, additional payments aggregating up to approximately 25% of the base purchase price, based on, among other things, certain revenue retention and growth measures. The purchase price is also subject to reduction over five years, depending on retention of certain Company-related business. The Company has reclassified the assets, liabilities and operations of SSRM into discontinued operations for all periods presented in the consolidated financial statements. Additionally, the sale of SSRM resulted in the elimination of the Company's Asset Management segment. The remaining asset management business, which is insignificant, has been reclassified into Corporate & Other. The Company's discontinued operations for the year ended December 31, 2004 also includes expenses of approximately $20 million, net of income taxes, related to the sale of SSRM. See Note 16.

   In 2003, RGA entered into a coinsurance agreement under which it assumed the traditional U.S. life reinsurance business of Allianz Life Insurance Company of North America. The transaction added approximately $278 billion of life reinsurance in-force, $246 million of premium and $11 million of income before income tax expense, excluding minority interest expense, in 2003. The effects of such transaction are included within the Reinsurance segment.

   In October 2003, the Company completed its sale of MTL, MetLife General Insurance Agency, Inc., MetLife Securities, Inc. and N.L. Holding Corporation to the Holding Company. The amount received in excess of book value of $28 million was recorded as a capital contribution from the Holding Company. Total assets and total liabilities of the entities sold at the date of sale were $293 million and $195 million, respectively. Total revenues of the entities sold included in the consolidated statements of income were $156 million and $218 million for the years ended December 31, 2003 and 2002, respectively.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   In October 2003, the Company sold Metropolitan Property and Casualty Insurance Company's common stock to the Holding Company for $1,990 million. The amount received in excess of book value of $120 million was recorded as a capital contribution from the Holding Company. Total assets and total liabilities of the entities sold at the date of sale were $5,806 million and $3,400 million, respectively. Total revenues of the entities sold included in the consolidated statements of income were $2,343 million and $3,013 million for the years ended December 31, 2003 and 2002, respectively.

   In December 2002, the Company completed its sale of Cova Corporation, MetLife Investors Group, Inc., MetLife International Holdings, Inc., Walnut Street Securities, Inc., Seguros Genesis S.A., MetLife Pensiones S.A. and Metropolitan Life Seguros de Vida S.A. to the Holding Company. The amount received in excess of book value of $149 million was recorded as a capital contribution from the Holding Company. Total assets and total liabilities of the entities sold at the date of sale were $17,853 million and $16,545 million, respectively. Total revenues of the entities sold included in the consolidated statements of the income were $1,648 million for the year ended December 31, 2002.

16.  DISCONTINUED OPERATIONS

REAL ESTATE

   The Company actively manages its real estate portfolio with the objective to maximize earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented as discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

   The following table presents the components of income from discontinued real estate operations:

                                                             YEARS ENDED DECEMBER 31,
                                                             -----------------------
                                                             2004     2003     2002
                                                             ----     -----   -----
                                                             (DOLLARS IN MILLIONS)
Investment income........................................... $ 84    $ 199    $ 530
Investment expense..........................................  (67)    (125)    (350)
Net investment gains (losses)...............................   20      420      581
                                                              ----    -----   -----
   Total revenues...........................................   37      494      761
Interest expense............................................   --        1        1
Provision for income taxes..................................   13      180      276
                                                              ----    -----   -----
   Income from discontinued operations, net of income taxes. $ 24    $ 313    $ 484
                                                              ====    =====   =====

   The carrying value of real estate related to discontinued operations was $252 million and $472 million at December 31, 2004 and 2003, respectively.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The following table shows the real estate discontinued operations by segment:

                                                         YEAR ENDED DECEMBER 31,
                                                         -----------------------
                                                         2004    2003    2002
                                                         ----    ----    ----
                                                         (DOLLARS IN MILLIONS)
         Net investment income
            Institutional............................... $ 6     $ 12    $ 42
            Individual..................................   7       12      57
            Corporate & Other...........................   4       50      81
                                                         ---      ----    ----
                Total net investment income............. $17     $ 74    $180
                                                         ===      ====    ====
         Net investment gains (losses)..................
            Institutional............................... $ 9     $ 45    $156
            Individual..................................  (2)      43     262
            Corporate & Other...........................  13      332     163
                                                         ---      ----    ----
                Total net investment gains (losses)..... $20     $420    $581
                                                         ===      ====    ====
         Interest Expense...............................
            Individual.................................. $--     $  1    $  1
                                                         ---      ----    ----
                Total interest expense.................. $--     $  1    $  1
                                                         ===      ====    ====

OPERATIONS

   During the third quarter of 2004, the Company entered into an agreement to sell its wholly-owned subsidiary, SSRM, to a third party, which was sold on January 31, 2005. Accordingly, the assets, liabilities and operations of SSRM have been reclassified into discontinued operations for all periods presented. The operations of SSRM include affiliated revenues of $59 million, $54 million and $56 million, for the years ended December 31, 2004, 2003 and 2002, respectively, related to asset management services provided by SSRM to the Company that have not been eliminated from discontinued operations as these transactions will continue after the sale of SSRM. The following tables present the amounts related to operations of SSRM that have been combined with the discontinued real estate operations in the consolidated income statements:

                                                                                 YEARS ENDED DECEMBER 31,
                                                                                 ------------------------
                                                                                 2004     2003    2002
                                                                                 ----     ----    ----
                                                                                 (DOLLARS IN MILLIONS)
Revenues from discontinued operations........................................... $328     $231    $239
                                                                                   ====    ====    ====
Income from discontinued operations before provision for income taxes........... $ 32     $ 34    $ 14
Provision for income taxes......................................................   13       13       6
                                                                                   ----    ----    ----
   Income from discontinued operations, net of income taxes..................... $ 19     $ 21    $  8
                                                                                   ====    ====    ====

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                       DECEMBER 31,
                                                                       ------------------
                                                                       2004         2003
                                                                       ----         ----
                                                                       (DOLLARS IN MILLIONS)
Equity securities..................................................... $ 49         $ 14
Real estate and real estate joint ventures............................   96            3
Short term investments................................................   33           17
Other invested assets.................................................   20            8
Cash and cash equivalents.............................................   55           50
Premiums and other receivables........................................   38           23
Other assets..........................................................   88           68
                                                                         ----         ----
   Total assets held-for-sale......................................... $379         $183
                                                                         ====         ====
Short-term debt....................................................... $ 19         $ --
Current income taxes payable..........................................    1            1
Deferred income taxes payable.........................................    1            2
Other liabilities.....................................................  219           67
                                                                         ----         ----
   Total liabilities held-for-sale.................................... $240         $ 70
                                                                         ====         ====

   See Note 15 for further discussion of SSRM disposition.

17.  FAIR VALUE INFORMATION

   The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

   Amounts related to the Company's financial instruments were as follows:

                                                  NOTIONAL CARRYING ESTIMATED
                                                   AMOUNT   VALUE   FAIR VALUE
 DECEMBER 31, 2004                                -------- -------- ----------
                                                     (DOLLARS IN MILLIONS)
 ASSETS:
    Fixed maturities.............................          $150,246  $150,246
    Equity securities............................          $  1,903  $  1,903
    Mortgage and other loans.....................          $ 31,571  $ 33,006
    Policy loans.................................          $  8,256  $  8,256
    Short-term investments.......................          $  1,195  $  1,195
    Cash and cash equivalents....................          $  2,373  $  2,373
    Mortgage loan commitments....................  $1,161  $     --  $      4
    Commitments to fund partnership investments..  $1,320  $     --  $     --
 LIABILITIES:
    Policyholder account balances................          $ 59,270  $ 58,456
    Short-term debt..............................          $  1,445  $  1,445
    Long-term debt...............................          $  2,050  $  2,244
    Shares subject to mandatory redemption.......          $    278  $    361
    Payable under securities loaned transactions.          $ 25,230  $ 25,230

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                  NOTIONAL CARRYING ESTIMATED
                                                   AMOUNT   VALUE   FAIR VALUE
 DECEMBER 31, 2003                                -------- -------- ----------
                                                     (DOLLARS IN MILLIONS)
 ASSETS:
    Fixed maturities.............................          $143,148  $143,148
    Equity securities............................          $  1,232  $  1,232
    Mortgage and other loans.....................          $ 26,637  $ 28,572
    Policy loans.................................          $  8,180  $  8,180
    Short-term investments.......................          $  1,303  $  1,303
    Cash and cash equivalents....................          $  2,343  $  2,343
    Mortgage loan commitments....................  $  555  $     --  $     (4)
    Commitments to fund partnership investments..  $1,378  $     --  $     --
 LIABILITIES:
    Policyholder account balances................          $ 53,503  $ 55,195
    Short-term debt..............................          $  3,536  $  3,536
    Long-term debt...............................          $  2,055  $  2,236
    Shares subject to mandatory redemption.......          $    277  $    336
    Payable under securities loaned transactions.          $ 24,065  $ 24,065

   The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

FIXED MATURITIES AND EQUITY SECURITIES

   The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

MORTGAGE AND OTHER LOANS, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

   Fair values for mortgage and other loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments. Commitments to fund partnership investments have no stated interest rate and are assumed to have a fair value of zero.

POLICY LOANS

   The carrying values for policy loans approximate fair value.

CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

   The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

POLICYHOLDER ACCOUNT BALANCES

   The fair value of policyholder account balances is estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

SHORT-TERM AND LONG-TERM DEBT, PAYABLES UNDER SECURITIES LOANED TRANSACTIONS AND SHARES SUBJECT TO MANDATORY REDEMPTION

   The fair values of short-term and long-term debt, payables under securities loaned transactions and shares subject to mandatory redemption are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

DERIVATIVE FINANCIAL INSTRUMENTS

   The fair value of derivative instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, floors, and options are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

18.  RELATED PARTIES

   Effective January 1, 2003, MetLife Group, Incorporated, a New York corporation and wholly owned subsidiary of the Holding Company, was formed as a personnel services company to provide personnel, as needed, to support the activities of the Company. Charges for these services were approximately $1,713 million and $1,680 million in 2004 and 2003, respectively. (See Note 15.)

19.  SUBSEQUENT EVENTS

   On January 31, 2005, the Holding Company entered into an agreement to acquire all of the outstanding shares of capital stock of certain indirect subsidiaries of Citigroup, Inc., including The Travelers Insurance Company ("Travelers"), and substantially all of Citigroup Inc.'s international insurance businesses for a purchase price of $11.5 billion, subject to adjustment as described in the acquisition agreement. The transaction is expected to close in the summer of 2005. Some portion of the purchase price will be paid in Holding Company common stock issued to Citigroup, Inc. The remaining purchase price will be financed through a combination of cash on hand, debt, perpetual preferred stock, mandatorily convertible securities and selected asset sales depending on market conditions, timing, valuation considerations and the relative attractiveness of funding alternatives.

   On March 30, 2005, the Company announced that it had entered into a contract for the sale of one of its real estate investments. One Madison Avenue in New York City, to a third party. The sale is expected to close during the second quarter of 2005, subject to customary closing conditions. The carrying value of the property was $222 million as of December 31, 2004.

   The Company is also contemplating other asset sales, including selling some or all of its beneficially owned shares in RGA. The Company's reinsurance segment consists primarily of the operations of RGA.

   See also Note 15 for subsequent event related to the disposition of SSRM.

                        THE NEW ENGLAND VARIABLE ACCOUNT


PART C.   OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a)  Financial Statements

     The following financial statements of the Registrant are included in Part B of this Post-Effective Amendment on Form N-4:



     Statement of Assets and Liabilities as of December 31, 2004.

     Statement of Operations for the year ended December 31, 2004.

     Statements of Changes in Net Assets for the years ended December 31, 2004 and 2003.



     Notes to Financial Statements.

     The following financial statements of the Depositor are included in Part B of this Post-Effective Amendment on Form N-4:



     Consolidated Balance Sheets as of December 31, 2004 and 2003.

     Consolidated Statements of Income for the years ended December 31, 2004, 2003 and 2002.

     Consolidated Statements of Stockholder's Equity for the years ended December 31, 2004, 2003 and 2002.

     Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003, and 2002.



     Notes to Consolidated Financial Statements.

(b)  Exhibits

(1) (i) Resolutions of the Board of Directors of New England Mutual Life Insurance Company establishing a new separate account (approved July 15, 1987; and dated on August 31, 1987) for the Registrant are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) Resolutions of the Depositor adopting a Plan and Agreement of Merger between Metropolitan Life Insurance Company and New England Mutual Life Insurance Company (approved May 28, 1996; and dated July 15, 1987) for the Registrant are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

(2)  None

(3) (i) Distribution Agreement between New England Securities Corporation, Metropolitan Life Insurance Company and New England Variable Life Insurance Company is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

(4) (i) Form of New England Mutual Life Insurance Company Variable Annuity Contract is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (ii) Form of New England Mutual Life Insurance Company Contract Loan Endorsement is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (iii) Forms of New England Mutual Life Insurance Company Endorsements, (Death of Owner, Individual Retirement Annuity, and Sample of Benefits for Disability of Annuitant) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (iv) Forms of Metropolitan Life Insurance Company Endorsements (New Contract Loan, Spousal/Beneficiary Continuation) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (v) Form of Metropolitan Life Insurance Company Endorsement to New England Mutual Life Insurance Company Variable Annuity Contract (See (4)(i) above) is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (vi) Forms of Metropolitan Life Insurance Company Variable Annuity Contract and Application are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (vii) Forms of Metropolitan Life Insurance Company Endorsements (Fixed Account, Contract Loans, Tax-Sheltered Annuity, Periodic Reports and Postponement of Surrender) are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (viii) Forms of New England Mutual Life Insurance Company Endorsements (Contract Loans, Fixed Account, Tax-Sheltered Annuity and Rider Benefits of Disability of Annuitant and Modification of Variable Life Income Section and New York Endorsement) are incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (No. 333-11131) filed on February 26, 1999.

     (ix) Form of Metropolitan Life Insurance Company Endorsement (Roth Individual Retirement Annuity) is incorporated herein by reference to Post-

                                      III-2

     Effective Amendment No. 3 to the Registration Statement on Form N-4 (No. 333-11131) filed on February 26, 1999.

     (x) Forms of Endorsements (Fixed Account and Postponement of Fixed Account Values) are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 333-11131) filed on April 26, 1999.

     (xi) Forms of Endorsements (TSA) for Metropolitan Life Insurance Company and New England Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 333-11131) filed on April 27, 2000.

     (xii) Form of Endorsement (VE-AMF-3 (05/01) Mortality and Expense Charge) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 333-11131) filed on February 27, 2001.

     (xiii) Forms of Endorsements: Tax Sheltered Annuity Endorsement NEL-398.2 (09/02); 401 Plan Endorsement NEL-401.2 (09/02); Simple Individual Retirement Annuity Endorsement (NEL-439.1) (09/02); and Roth Individual Retirement Annuity Endorsement NEL-446.2 (09/02) are incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 333-11131) filed on April 25, 2003.


     (xi) Form of Endorsement: Individual Retirement Annuity Endorsement ML
     408.2 (9/02) is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 333-11131) filed on April 29, 2004.


(5) (i) New England Mutual Life Insurance Company Application is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (No. 333-11131) filed on February 26, 1999.

     (ii) For Metropolitan Life Insurance Company Application see (4)(vi) above.

(6) (i) Charter and By-Laws of Metropolitan Life Insurance Company are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) By-Laws Amendment is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (iii) Amended and Restated Charter and By-Laws of Metropolitan Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 333-11131) filed on April 27, 2000.

     (iv) Amended and Restated Charter of Metropolitan Life Insurance Company, dated October 31, 2001 (effective November 27, 2001) and Amended and Restated By-Laws of Metropolitan Life Insurance Company, approved June 27, 2000 (effective August 21, 2000) is incorporated herein by reference to the initial Registration Statement No. 333-837161 for Metropolitan Life Separate Account E on Form N-4 filed on March 5, 2002.


     (v) Amended and Restated By-Laws of Metropolitan Life Insurance Company, effective September 16, 2004, are incorporated herein by reference to Registration Statement of Metropolitan Life Separate Account E on Form N-4 (File No. 333-122883) filed on February 17, 2005.


(7)  None.

(8) (i) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Mutual Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (ii) Amendment No. 1 to Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Mutual Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (No. 33-17377) filed on April 1, 1996.

     (iii) Assignment of Participation Agreement from New England Mutual Life Insurance Company to Metropolitan Life Insurance Company is incorporated by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

                                      III-3

     (iv) Form of Participation Agreement among Metropolitan Series Fund, Inc. and Metropolitan Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (File No. 2-80751) filed on April 6, 2000.

     (v) Participation Agreement among New England Zenith Fund, New England Investment Management, Inc., New England Securities Corporation and Metropolitan Life Insurance Company, dated May 1, 2000, is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-11131) filed on January 19, 2001.

     (vi) Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., Met Investors Distribution Company and Metropolitan Life Insurance Company dated April 30, 2001, is incorporated herein by reference to the initial Registration Statement No. 333-837161 for Metropolitan Life Separate Account E on Form N-4, filed on March 5, 2002.

     (vii) Fund Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and Metropolitan Life Insurance Company dated April 30, 2001, is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-51676 for New England Variable Annuity Separate Account on Form N-4 filed on May 15, 2001.



(9) Opinion and Consent of Marie C. Swift, Esq. (MetLife) is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No.333-11131) filed on April 29, 2004.



(10) (i) Consent of Deloitte & Touche LLP filed herewith.

     (ii) Consent of Sutherland Asbill and Brennan LLP filed herewith.


     (iii) Consent of Marie C. Swift (MLIC) is filed herewith.


(11) None

(12) None

(13) Schedule of computations for performance quotations is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.



(14) Metropolitan Life Insurance Company. New Powers of Attorney are incorporated herein by reference to the Registration Statement of Metropolitan Life Separate Account E, Post Effective Amendment No. 30 on Form N-4 (File No. 2-90380) filed on October 22, 2003, except for John M. Keane, William J. Wheeler and Joseph J. Prochaska, Jr. whose powers of attorney were filed with Metropolitan Life Separate Account E, Post-Effective Amendment No. 4 on Form N-4 (File No. 333-69320) on February 6, 2004, Sylvia M. Mathews whose power of attorney was filed with Metropolitan Life Separate Account E, Post Effective Amendment No. 4 on Form N-4 (File No. 333-52366/811-4001) on April 20, 2004 and C. Robert
     Henrikson whose power of attorney was filed with the Registration Statement of Metropolitan Life Separate Account E on Form N-4 (File No. 333-122883, filed on February 17, 2005.



ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

        Name           Principal Occupation and            Positions and Offices
                            Business Address                   with Depositor


Curtis H. Barnette     Chairman Emeritus                          Director
                       Of Counsel
                       Skadden, Arps, Slate, Meagher &
                       Flom LLP
                       and Affliates
                       1440 New York Avenue, NW
                       Washington, DC 20005


                                      III-4

        Name           Principal Occupation and            Positions and Offices
                            Business Address                   with Depositor


Robert H. Benmosche    Chairman of the Board,             Chairman of the Board,
                       Chief Executive Officer and             Chief Executive
                       Director                                  Officer and
                       MetLife, Inc. and                           Director
                       Metropolitan Life Insurance
                       Company
                       1 MetLife Plaza
                       27-01 Queens Plaza North
                       New York, NY 11101


Burton A. Dole, Jr.    Retired Chairman of the Board,              Director
                       Nellcor Puritan Bennett, Inc.
                       Pauma Valley Country Club
                       15835 Pauma Valley Drive
                       Pauma Valley, CA 92061


Cheryl W. Grise        President                                   Director
                       Utility Group, Northwest Utilities
                       Service Company
                       P.O. Box 270
                       Hartford, CT 06141 - 0270


James R. Houghton      Chairman of the Board, Emeritus             Director
                       and Chief Executive Officer
                       Corning Incorporated
                       One Riverfront Plaza
                       MP HQ E2-6
                       Corning, NY  14831



Harry P. Kamen         Retired Chairman of the Board and           Director
                       Chief Executive Officer
                       Metropolitan Life Insurance Company
                       200 Park Avenue, 32nd Floor
                       New York, NY  10166




                                      III-5

        Name           Principal Occupation and            Positions and Offices
                            Business Address                   with Depositor

Helene L. Kaplan       Of Counsel, Skadden, Arps,                  Director
                       Slate, Meagher & Flom LLP
                       Four Times Square
                       New York, NY   10036


John M. Keane          General (Retired)                           Director
                       United States Army,
                       2200 Wilson Blvd,
                       Suite 102-542
                       Arlington, VA 22201-3324



James M. Kilts         Chairman of the Board and Chief             Director
                       Executive Officer
                       The Gillette Company
                       Prudential Tower Building, 48th Floor
                       Boston, MA 02199

Charles M. Leighton    Retired Chairman of the Board               Director
                       and Chief Executive Officer
                       CML Group Inc.
                       U.S. Sailing
                       15 Maritime Drive
                       Portsmouth, RI 02871


Sylvia M. Mathews      Chief Operating Officer and Executive       Director
                       Director
                       The Bill & Melinda Gates Foundation
                       1551 Eastlake Avenue East
                       Seattle, WA 98102





Hugh B. Price          Senior Advisor, DLA Piper Rudnick US LLP    Director
                       1251 Avenue of the Americas
                       New York, NY 10020-1104


Kenton J. Sicchitano   Retired Global Managing Partner             Director
                       PricewaterhouseCoopers
                       101 Jericho Road
                       Weston, MA 02493



                                      III-6

        Name                Principal Occupation and       Positions and Offices
                                Business Address              with Depositor


William C. Steere, Jr.        Retired Chairman of the Board      Director
                              Pfizer, Inc.
                              235 East 42nd Street
                              New York, NY 10017


Set forth below is a list of certain principal officers of Metropolitan Life Insurance Company ("Metropolitan Life"). The principal business address of each officer of Metropolitan Life is 200 Park Avenue, New York, New York 10166.




Name                             Position with Metropolitan Life
Robert H. Benmosche              Chairman of the Board and Chief
                                 Executive Officer and Director

Gwenn L. Carr                    Senior Vice-President and Secretary

C. Robert Henrikson              President and Chief Operating Officer

Timothy L. Journy                Senior Vice President and General Auditor

Leland C. Launer Jr.             President, Institutional Business

James L. Lipscomb                Executive Vice-President and General
                                 Counsel

Joseph J. Prochaska, Jr.         Senior Vice President and Chief Accounting
                                 Officer

Catherine A. Rein                Senior Executive Vice-President and
                                 Chief Administrative Officer

Joseph A. Reali                  Senior Vice President and Tax Director

William J. Toppeta               President, International

Lisa M. Weber                    President, Individual Business

William J. Wheeler               Executive Vice President and Chief Financial
                                 Officer

Anthony J. Williamson            Senior Vice-President and Treasurer



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT.


     The Registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance Company.


                                      III-7

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF MARCH 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of March 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company

Q.    N.L. Holding Corp. (DEL) (NY)

      1.    Nathan & Lewis Associates, Inc. (NY)

            a)    Nathan and Lewis Insurance Agency of Massachusetts, Inc. (MA)

            b)    Nathan and Lewis Associates of Texas, Inc. (TX)

R.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

S.    Newbury Insurance Company, Limited

T.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

U.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

            a)    Soma Seguradora, S.A. (Brazil)

V.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      8.    CRH Co., Inc. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC (DE)

      13.   Transmountain Land & Livestock Company (MT)

      14.   MetPark Funding, Inc. (DE)

      15.   HPZ Assets LLC (DE)

      16.   MetDent, Inc. (DE)

      17.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      18.   Metropolitan Tower Realty Company, Inc. (DE)

      19. P.T. MetLife Sejahtera (Indonesia)-95.21% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company

      20.   MetLife (India) Private Ltd. (India)

      21.   Metropolitan Marine Way Investments Limited (Canada)

      22.   MetLife Private Equity Holdings, LLC (DE)

      23. Sino-US MetLife Insurance Company, Ltd (China)- 50% of Sino-US MetLife Insurance Company is held by Metropolitan Life Insurance Company

      24.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      25.   Metropolitan Realty Management, Inc. (DE)

      26.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      27.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      28.   Bond Trust Account A (MA)

      29.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

                  (1)   MetLife Capital CFLI Holdings, LLC (DE)

                        (a)   MetLife Capital CFLI Leasing, LLC (DE)

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) MetLife Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

      30.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

                  (1)   Hereford Insurance Agency, Inc. (MA)

            c)    Omega Reinsurance Corporation (AZ)

      31.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                  (3)   Reinsurance Group of America, Incorporated (MO)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                              (ii) Triad Re, Ltd. (Barbados)-67% of Triad Re, Ltd. is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock of Triad Re, Ltd. is also held by Reinsurance Group of America Incorporated.

                              (iii) RGA Sigma Reinsurance SPC (Cayman Islands)

                              (iv)  RGA Americas Reinsurance Company, Ltd.
                                    (Barbados)

                              (v) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                                    (A)   RGA Financial Group, L.L.C. (DE)- 80%
                                          of RGA Financial Group, L.L.C. is held
                                          by RGA Reinsurance Company (Barbados)
                                          Ltd. and 20% of RGA Financial Group,
                                          LLC is held by RGA Reinsurance Company

                              (vi)  RGA Life Reinsurance Company of Canada
                                    (Canada)

                              (vii) RGA International Corporation (Nova Scotia)

                                    (A)   RGA Financial Products Limited
                                          (Canada)

                              (viii)RGA Holdings Limited (U.K.) (United Kingdom)

                                    (A)   RGA UK Services Limited (United
                                          Kingdom)

                                    (B)   RGA Capital Limited U.K. (United
                                          Kingdom)

                                    (C)   RGA Reinsurance (UK) Limited (United
                                          Kingdom)

                              (ix) RGA South African Holdings (Pty) Ltd. (South Africa)

                                    (A)   RGA Reinsurance Company of South
                                          Africa Limited (South Africa)

                              (x)   RGA Australian Holdings PTY Limited
                                    (Australia)

                                    (A)   RGA Reinsurance Company of Australia
                                          Limited (Australia)

                                    (B)   RGA Asia Pacific PTY, Limited
                                          (Australia)

                              (xi) General American Argentina Seguros de Vida, S.A. (Argentina)

                              (xii) Malaysia Life Reinsurance Group Berhad
                                    (Malaysia)- 30% interest of Malaysia Life
                                    Reinsurance Group Berhad is held by
                                    Reinsurance Group of America, Incorporated.

                              (xiii)RGA Technology Partners, Inc. (MO)

                              (xiv) RGA International Reinsurance Company
                                    (Ireland)

      32.   Corporate Real Estate Holdings, LLC (DE)

      33. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      34.   Tower Resources Group, Inc. (DE)

      35.   Headland Development Corporation (CA)

      36.   Headland - Pacific Palisades, LLC (CA)

      37.   Headland Properties Associates (CA)

      38.   Krisman, Inc. (MO)

      39.   Special Multi-Asset Receivables Trust (DE)

      40.   White Oak Royalty Company (OK)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent entity, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

6) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACTHOLDERS



As of February 28, 2005, there were 17,849 owners of tax-qualified Contracts and 8,096 owners of non-qualified contracts.



ITEM 28.  INDEMNIFICATION


MetLife Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife Inc. maintains a directors' and officers' liability coverage with a limit of $400 million under which Metropolitan Life Insurance Company ("Metropolitan Life"), a subsidiary of MetLife, Inc. and New England Securities Corporation, the Registrant's underwriter (the "Underwriter") as well as certain other subsidiaries of Metropolitan Life are covered. A provision in Metropolitan Life's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan Life.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan Life pursuant to the foregoing provisions, or otherwise, Metropolitan Life Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan Life of expenses incurred or paid by a director, officer or controlling person or Metropolitan Life Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) New England Securities Corporation also serves as principal underwriter for:

         New England Variable Annuity Fund I
         New England Life Retirement Investment Account
         New England Variable Life Separate Account
         New England Variable Annuity Separate Account

     (b) The directors and officers of the Registrant's principal underwriter, New England Securities Corporation, and their addresses are as follows:

                                      III-8


        Name                  Positions and Officers with
                                 Principal Underwriter
Michael K. Farrell(4)         Director and Chairman of the Board
Craig Markham(5)              Director and President
William J. Toppeta(2)         Director
Virgelan E. Aquino(3)         Vice President
Leonard M. Bakal(2)           Vice President and Chief Compliance Officer
Richard J. Barquist(2)        Vice President
David J. Decker(6)            Vice President
Johannes Etwaroo(7)           Vice President-Operations
Charles E. Fuller(3)          Vice President
Rebecca Chiccino Kovatch(1)   Vice President
Joanne Logue(1)               Vice President
Jeffrey A. Wilk(3)            Vice President
Gwenn L. Carr(2)              Clerk and Secretary
Paul D. Hipworth(3)           Chief Financial Officer
Anthony J. Williamson(2)      Treasurer
Daniel D. Jordan(1)           Assistant Secretary, Assistant Clerk



Principal Business Address:


(1)  New England Financial--501 Boylston Street, Boston, MA 02117
(2) MetLife--One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, NY. 11101
(3)  MetLife--485 E US Highway 1 South, 4th Floor, Iselin, NJ 08830
(4)  MetLife--10 Park Avenue, Morristown, NJ 07962
(5)  General American Life Insurance Company--13045 Tesson Ferry Rd.,
     St. Louis, MO, 63128
(6)  MetLife--485-B Route 1 South, Suite 360, Iselin, NJ 08830
(7)  MetLife--2 Montgomery Street, P.O. Box 2035, Jersey City, NJ 07302



(c)


         (1)             (2)             (3)            (4)             (5)
                   Net Underwriting  Compensation
 Name of Principal   Discounts and   Redemption or   Brokerage        Other
    Underwriter       Commissions    Annuitization   Commissions   Compensation


    New England
    Securities     $507,664               0              0              0
    Corporation



Commissions are paid by the Company directly to agents who are registered representatives of the Principal Underwriter or to broker-dealers that have entered into a selling agreement with the principal underwriter with respect to sales of the Contracts.

                                      III-9

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

    (a)  Registrant

    (b) New England Life Insurance Company 501 Boylston Street Boston, Massachusetts 02116

    (c) State Street Bank and Trust Company 225 Franklin Street Boston, Massachusetts 02110


    (d) New England Securities Corporation 501 Boylston Street Boston, Massachusetts 02116


ITEM 31.  MANAGEMENT SERVICES

    Not applicable

ITEM 32.  UNDERTAKINGS

Registrant hereby makes the following undertakings:

(1) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(2) To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(3) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;

(4) To offer Contracts to participants in the Texas Optional Retirement Program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and

(5) To comply with and rely upon the Securities and Exchange Commission No-Action Letter to the American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

                                     III-10

    Metropolitan Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the Contracts.

                                     III-11

                                   SIGNATURES



       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The New England Variable Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and the State of New York on the 25th day of April 2005.




                               THE NEW ENGLAND VARIABLE ACCOUNT


                               BY: METROPOLITAN LIFE INSURANCE COMPANY




                               BY: /s/ Paul G. Cellupica
                                   -------------------------
                                   Paul G. Cellupica
                                   Chief Counsel, Securities
                                   Products & Regulation




                                     III-12

                                   SIGNATURES


          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Metropolitan Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and the State of New York on the 25th day of April, 2005.



                                   METROPOLITAN LIFE INSURANCE COMPANY




                                   BY: /s/ Paul G. Cellupica
                                       ---------------------------
                                       Paul G. Cellupica
                                       Chief Counsel, Securities
                                       Products & Regulation





     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 25, 2005.



      SIGNATURE                        Title

      ---------                        -----

          *                  Chairman of the Board, President,
--------------------------     Chief Executive Officer and Director

  ROBERT H. BENMOSCHE


          *                                Director
--------------------------
  CURTIS H. BARNETTE

                                     III-13

       SIGNATURE                       Title

       ---------                       -----


        *                             Director
--------------------------
   BURTON A. DOLE, JR.



                                      Director
--------------------------
    CHERYL W. GRISE




        *                             President and
--------------------------              Chief Operating Officer
   C. ROBERT HENRIKSON




        *                             Director
--------------------------
   JAMES R. HOUGHTON




        *                             Senior Vice President and
--------------------------              General Auditor
   TIMOTHY L. JOURNY


        *                             Director
--------------------------
    HARRY P. KAMEN


        *                             Director
--------------------------
   HELENE L. KAPLAN



        *                             Director
--------------------------
     JOHN M. KEANE



                                      Director
--------------------------
      JAMES M. KILTS



        *                             Director
--------------------------
   CHARLES M. LEIGHTON



        *                             Director
--------------------------
    SYLVIA M. MATHEWS



        *                             Director
--------------------------
   HUGH B. PRICE



        *                             Senior Vice President and
--------------------------              Chief Accounting Officer
 JOSEPH J. PROCHASKA, JR.


        *                             Director
--------------------------
  KENTON J. SICCHITANO


                                     III-14

       SIGNATURE                       Title

       ---------                       -----



        *                             Director
--------------------------
   WILLIAM C. STEERE, JR.


        *                             Executive Vice President and
---------------------------           Chief Financial Officer
   WILLIAM J. WHEELER






 /s/  MARIE C. SWIFT
-----------------------------
 MARIE C. SWIFT
 ATTORNEY-IN-FACT
 April 25, 2005




Metropolitan Life Insurance Company. Executed by Marie C. Swift, Esq. on behalf of those indicated pursuant to Powers of Attorney which are incorporated herein by reference to the Registration Statement of Metropolitan Life Separate Account E, Post Effective Amendment No. 30 on Form N-4 (File No. 2-90380) filed on October 22, 2003, except for John M. Keane, William J. Wheeler and Joseph J. Prochaska, Jr. whose powers of attorney were filed with Metropolitan Life Separate Account E, Post-Effective Amendment No. 4 on Form N-4 (File No. 333-69320) on February 6, 2004, Sylvia M. Mathews whose power of attorney was filed with Metropolitan Life Separate Account E, Post Effective Amendment No. 4 on Form N-4 (File No. 333-52366/811-4001) on April 20, 2004 and C. Robert
Henrikson whose power of attorney was filed with the Registration Statement of Metropolitan Life Separate Account E on Form N-4 (File No. 333-122883) filed on February 17, 2005.



                                     III-15

                                  EXHIBIT INDEX

(10) (i) Consent of Deloitte & Touche LLP.

     (ii) Consent of Sutherland Asbill and Brennan LLP.

     (iii) Opinion and Consent of Marie C. Swift, Esq. (MLIC)